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                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2001
                                  (UNAUDITED)
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TABLE OF CONTENTS

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
                                                                PAGE
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      1
  SA U.S. Market Fund.......................................      3
  SA U.S. HBtM Fund.........................................     15
  SA U.S. Small Company Fund................................     18
  SA International HBtM Fund................................     33
  SA International Small Company Fund.......................     39
STATEMENTS OF ASSETS AND LIABILITIES........................     40
STATEMENTS OF OPERATIONS....................................     42
STATEMENTS OF CHANGES IN NET ASSETS.........................     44
FINANCIAL HIGHLIGHTS........................................     48
NOTES TO FINANCIAL STATEMENTS...............................     54
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP
INC & DFA INVESTMENT TRUST COMPANY..........................     61

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited)

                                               FACE
                                              AMOUNT        VALUE+
---------------------------------------------------------------------
BONDS AND NOTES -- 86.4%
AUSTRALIA -- 2.9%
  New South Wales Treasury, 7.000%,
    4/01/04 (a).........................  AUD   2,000,000 $ 1,066,931
  Queensland Treasury, 8.000%, 5/14/03
    (a).................................  AUD   2,000,000   1,070,969
                                                          -----------
                                                            2,137,900
                                                          -----------

AUSTRIA -- 2.8%
  Bank Austria AG, 5.750%, 6/08/06......  USD   1,000,000   1,026,930
  Oesterreich Kontrollbank, 5.500%,
    1/20/06.............................  USD   1,000,000   1,034,785
                                                          -----------
                                                            2,061,715
                                                          -----------

CANADA -- 5.4%
  Canada Mortgage & Housing Corp.,
    5.250%, 12/01/06....................  CAD   1,800,000   1,139,258
  Government of Canada, 7.000%,
    12/01/06............................  CAD   2,600,000   1,795,654
  Province of British Columbia, 4.625%,
    10/03/06............................  USD   1,000,000     982,268
                                                          -----------
                                                            3,917,180
                                                          -----------

DENMARK -- 2.6%
  Kingdom of Denmark, 5.375%, 9/15/03
    (a).................................  DKK   9,000,000     871,195
  LB Rheinland-Pfalz Giro, 5.500%,
    7/20/06 (a).........................  SEK  10,700,000   1,019,373
                                                          -----------
                                                            1,890,568
                                                          -----------

FRANCE -- 1.5%
  TotalFinaElf SA, 7.000%,
    10/05/05 (a)........................  USD   1,000,000   1,071,920
                                                          -----------

GERMANY -- 5.8%
  Bank Nederlandse Gemeenten NV, 7.875%,
    3/07/05 (a).........................  USD   1,000,000   1,095,676
  Deutsche Ausgleichsbank, 7.000%,
    6/23/05.............................  USD   1,000,000   1,080,725
  Hypothekenbank in Essen AG, 6.875%,
    11/12/04............................  GBP    700,000    1,054,942
  Landwirtschaftliche Rentenbank,
    4.500%, 10/23/06....................  USD   1,000,000     976,402
                                                          -----------
                                                            4,207,745
                                                          -----------

NORWAY -- 1.5%
  Eksportfinans A/S, 7.250%,
    4/07/04 (a).........................  AUD   2,000,000   1,063,873
                                                          -----------

SWEDEN -- 3.1%
  Kingdom of Sweden, 3.500%, 4/20/06
    (a).................................  SEK  10,000,000     904,694
  Kommuninvest Oerebro, 5.875%, 1/15/04
    (a).................................  SEK   5,000,000     486,703
  Oresundskonsortiet, 5.500%,
    8/19/04 (a).........................  SEK   9,000,000     866,593
                                                          -----------
                                                            2,257,990
                                                          -----------
                                               FACE
                                              AMOUNT        VALUE+
---------------------------------------------------------------------

UNITED KINGDOM -- 2.8%
  Abbey National Treasury Service,
    6.500%, 3/05/04.....................  GBP    700,000  $ 1,040,525
  Glaxo Wellcome Plc, 6.125%, 1/25/06...  USD   1,000,000   1,039,031
                                                          -----------
                                                            2,079,556
                                                          -----------

UNITED STATES -- 58.0%
  Citigroup, Inc., 5.750%, 5/10/06......  USD   1,000,000   1,025,222
  Eli Lilly & Co., 8.375%, 2/07/05......  USD   1,000,000   1,108,130
  Federal Home Loan Bank, 4.125%,
    11/15/06 (a)........................  USD   4,500,000   4,360,896
  Federal Home Loan Bank, 4.875%,
    11/15/06 (a)........................  USD 13,500,000   13,525,015
  Federal Home Loan Bank, 5.250%,
    8/15/06 (a).........................  USD   5,000,000   5,097,010
  Federal Home Loan Bank, 6.375%,
    8/15/06 (a).........................  USD   2,000,000   2,132,692
  Federal National Mortgage Association,
    6.000%, 12/15/05....................  USD   1,000,000   1,052,754
  Heller Financial, Inc., 6.375%,
    3/15/06 Class A.....................  USD   1,000,000   1,057,651
  International Bank For
    Reconstruction & Development,
    7.000%, 1/27/05.....................  USD   1,000,000   1,083,958
  International Finance Corp., 7.125%,
    4/06/05.............................  USD   1,000,000   1,083,043
  JP Morgan Chase & Co., 5.625%,
    8/15/06.............................  USD   1,000,000   1,016,731
  KFW International Finance, 6.500%,
    2/16/04 (a).........................  CAD   1,500,000     998,032
  Kimberly-Clark Corp., 10.000%,
    3/15/05.............................  USD   1,000,000   1,168,883
  Merck & Co, Inc., 5.250%, 7/01/06.....  USD   1,000,000   1,016,973
  Novartis AG, 6.625%, 10/18/05.........  USD   1,000,000   1,065,948
  Proctor & Gamble Co., 1.500%, 12/07/05
    (a).................................  JPY 116,000,000     918,395
  Tennessee Valley Authority, 6.375%,
    6/15/05.............................  USD   2,250,000   2,390,780
  Wal-Mart Stores, Inc., 8.000%,
    9/15/06.............................  USD   1,000,000   1,128,472
  Wells Fargo & Co., 5.900%, 5/21/06....  USD   1,000,000   1,033,198
                                                          -----------
                                                           42,263,783
                                                          -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $63,155,179).......                   62,952,230
                                                          -----------

SHORT-TERM INVESTMENTS -- 11.6%

UNITED STATES -- 11.6%
  Barton Capital Corp., 1.870%,
    1/15/02.............................  USD   1,000,000     999,273
  Caisse Centrale Desjardins, 1.870%,
    1/15/02.............................  USD   1,000,000     999,273
  CDC Commercial Paper, Inc., 1.910%,
    1/04/02.............................  USD        408          408
  Ciesco LP, 1.800%, 1/15/02............  USD   1,000,000     999,300

                                                                               1
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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

---------------------------------------------------------------------
                                               FACE
                                              AMOUNT        VALUE+
  Enterprise Funding Corp., 1.880%,
    1/09/02.............................  USD   1,068,000 $ 1,067,554
  Govco, Inc., 1.800%, 1/22/02..........  USD   1,270,000   1,268,666
  PACCAR Financial Corp., 1.950%,
    1/04/02.............................  USD   1,000,000     999,838
  Sheffield Receivable Corp., 1.850%,
    1/04/02.............................  USD   1,000,000     999,845
  SSgA Government Money Market Fund.....  USD    783,876      783,876
  SSgA Money Market Fund................  USD    333,002      333,002
  Windmill Financial Corp., 1.820%,
    1/03/02.............................  USD        375          375
                                                          -----------
                                                            8,451,410
                                                          -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $8,451,410)........                    8,451,410
                                                          -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.0%
  (IDENTIFIED COST $71,606,589)#..................  71,403,640
  Cash and Other Assets, Less Liabilities --
    2.0%..........................................   1,425,526
                                                    ----------
NET ASSETS -- 100%................................  $72,829,166
                                                    ==========

  +  See Note 1.
  # At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $71,606,589. Net unrealized depreciation aggregated $202,949, of which $350,958 related to appreciated investment securities and $553,907 related to depreciated investment securities.
(a) Security is segregated as collateral for open forward foreign currency contracts.
Key to abbreviations:
AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
GBP  -- British Pound
JPY  -- Japanese Yen
SEK  -- Swedish Krona
USD  -- U.S. Dollar

Ten Largest Sector Holdings at December 31, 2001
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Government Agency                    39.2%
Foreign Government Agency            15.4%
Financial Services                   12.9%
Banks                                11.4%
Health Care  -- Drugs                 5.8%
Supranational Organizations           3.0%
Diversified Operations                2.9%
Retail -- General                     1.5%
Other                                 1.5%
Oil & Gas                             1.5%

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 2
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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited)

                                            SHARES      VALUE+
-----------------------------------------------------------------
COMMON STOCKS -- 98.6%
ADVERTISING -- 0.5%
  Catalina Marketing Corp.*.............        300   $    10,410
  Getty Images, Inc.*...................        600        13,788
  Interpublic Group of Cos., Inc........      3,070        90,688
  Lamar Advertising Co. Class A*........        200         8,468
  Omnicom Group, Inc....................      1,800       160,830
  TMP Worldwide, Inc.*..................      1,800        77,220
                                                      -----------
                                                          361,404
                                                      -----------

AEROSPACE/DEFENSE -- 1.1%
  Alliant Techsystems, Inc.*............        450        34,740
  Boeing Co.............................      4,800       186,144
  General Dynamics Corp.................      1,000        79,640
  Goodrich Corp.........................        600        15,972
  Honeywell International, Inc..........      1,400        47,348
  Newport News Shipbuilding, Inc........        400        28,500
  Northrop Grumman Corp.................        300        30,243
  Raytheon Co...........................      3,100       100,657
  Rockwell Collins......................        400         7,800
  The Titan Corp.*......................        600        14,970
  United Technologies Corp..............      4,700       303,761
                                                      -----------
                                                          849,775
                                                      -----------

AGRICULTURAL OPERATIONS -- 0.0%
  AGCO Corp.............................      1,200        18,936
                                                      -----------

AIRLINES -- 0.4%
  Alaska Air Group, Inc.*...............        700        20,370
  AMR Corp.*............................      3,000        66,510
  Atlantic Coast Airlines
    Holdings, Inc.*.....................        500        11,645
  Continental Airlines, Inc.
    Class B*............................        600        15,726
  Delta Air Lines, Inc..................      1,000        29,260
  Northwest Airlines Corp. Class A*.....        500         7,850
  SkyWest, Inc..........................        600        15,270
  Southwest Airlines Co.................      6,000       110,880
                                                      -----------
                                                          277,511
                                                      -----------

APPLIANCES -- 0.1%
  Maytag Corp...........................        500        15,515
  Whirlpool Corp........................        300        21,999
                                                      -----------
                                                           37,514
                                                      -----------

AUTO & RELATED -- 1.0%
  AutoZone, Inc.*.......................        600        43,080
  BorgWarner, Inc.......................        300        15,675
  Cummins Engine Co., Inc...............        500        19,270
  Dana Corp.............................        600         8,328
  Delphi Automotive Systems Corp........      3,400        46,444
  Dollar Thrifty Automotive
    Group, Inc.*........................        500         7,750
  Ford Motor Co.........................     10,400       163,488
  General Motors Corp...................      3,300       160,380
  Harley-Davidson, Inc..................      1,800        97,758
  Johnson Controls, Inc.................        700        56,525
  Lear Corp.*...........................        700        26,698
  Navistar International Corp...........      1,200        47,400
  O'Reilly Automotive, Inc.*............      1,000        36,470
                                            SHARES      VALUE+
-----------------------------------------------------------------
  PACCAR, Inc...........................        500   $    32,810
  TRW, Inc..............................      1,000        37,040
  United Rentals, Inc.*.................        600        13,620
  Visteon Corp..........................      1,000        15,040
                                                      -----------
                                                          827,776
                                                      -----------

BANKS/SAVINGS & LOANS -- 5.3%
  Associated Banc-Corp..................        330        11,646
  Astoria Financial Corp................        600        15,876
  BancorpSouth, Inc.....................        700        11,620
  Bank of America Corp..................      9,600       604,320
  Bank of New York Co., Inc.............      4,500       183,600
  Bank One Corp.........................      7,000       273,350
  Banknorth Group, Inc..................      1,400        31,528
  BB&T Corp.............................      2,745        99,122
  BOK Financial Corp....................        618        19,473
  Capitol Federal Financial.............        600        12,504
  Charter One Financial, Inc............      1,155        31,358
  City National Corp....................        300        14,055
  Comerica, Inc.........................      1,100        63,030
  Commerce Bancshares, Inc..............        315        12,282
  Commercial Federal Corp...............        600        14,100
  Compass Bancshares, Inc...............      2,400        67,920
  Dime Bancorp, Inc.....................        500        18,040
  F.N.B Corp............................        500        13,175
  Fifth Third Bancorp...................      3,450       211,588
  First Charter Corp....................        600        10,686
  First Financial Bancorp...............        630        11,119
  First Tennessee National Corp.........      2,500        90,650
  First Virginia Banks, Inc.............        300        15,228
  FleetBoston Financial Corp............      6,308       230,242
  Fulton Financial Corp.................        630        13,753
  Golden State Bancorp, Inc.............      1,100        28,765
  Golden West Financial Corp............      1,000        58,850
  Greater Bay Bancorp...................        400        11,432
  GreenPoint Financial Corp.............        700        25,025
  Hibernia Corp. Class A................      1,000        17,790
  Hudson United Bancorp.................        500        14,350
  Huntington Bancshares, Inc............      2,000        34,380
  Independence Community Bank Corp......        700        15,932
  M&T Bank Corp.........................        400        29,140
  Marshall & Ilsley Corp................        200        12,656
  Mercantile Bankshares Corp............        400        17,216
  National Commerce Financial Corp......      1,200        30,360
  New York Community Bancorp, Inc.......        918        20,995
  North Fork Bancorp., Inc..............      1,000        31,990
  Northern Trust Corp...................      1,100        66,242
  Ocwen Financial Corp.*................      1,100         9,328
  Old National Bancorp..................        441        11,135
  People's Bank.........................        500        10,630
  PNC Bank Corp.........................      1,700        95,540
  Provident Financial Group, Inc........        400        10,512
  Republic Bancorp, Inc.................      1,100        15,235
  Riggs National Corp...................        500         6,985
  Roslyn Bancorp, Inc...................        900        15,750
  Silicon Valley Bancshares*............        500        13,365

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  SouthTrust Corp.......................      2,100   $    51,807
  Sovereign Bancorp, Inc................      2,500        30,600
  Sun Trust Banks, Inc..................      3,000       188,100
  TCF Financial Corp....................        500        23,990
  The Colonial BancGroup, Inc...........      1,100        15,499
  TrustCo Bank Corp. NY.................      1,380        17,347
  Trustmark Corp........................        600        14,538
  U.S. Bancorp..........................     11,815       247,288
  UnionBanCal Corp......................      1,600        60,800
  Valley National Bancorp...............        500        16,475
  Wachovia Corp.........................     14,700       460,992
  Washington Federal, Inc...............        500        12,890
  Washington Mutual, Inc................      7,950       259,965
  Webster Financial Corp................        500        15,765
  Whitney Holding Corp..................        300        13,155
  Zions Bancorp.........................      2,700       141,966
                                                      -----------
                                                        4,255,045
                                                      -----------

BROADCASTING -- 0.3%
  Clear Channel
    Communications, Inc.*...............      3,500       178,185
  Hearst-Argyle Television, Inc.*.......        500        10,780
  Hispanic Broadcasting Corp.*..........        500        12,750
  Paxson Communications Corp.*..........      1,000        10,450
  Sinclair Broadcast Group, Inc.
    Class A*............................      2,200        20,812
  Univision Communications, Inc.
    Class A*............................        700        28,322
                                                      -----------
                                                          261,299
                                                      -----------

BUILDING & CONSTRUCTION -- 0.4%
  Centex Corp...........................        500        28,545
  Clayton Homes, Inc....................      1,100        18,810
  D.R. Horton, Inc......................        500        16,230
  Dal-Tile International, Inc.*.........      1,100        25,575
  Fleetwood Enterprises, Inc............        700         7,931
  Jacobs Engineering Group, Inc.*.......        300        19,800
  KB HOME...............................        900        36,090
  Lafarge Corp..........................        500        18,785
  Lennar Corp...........................        500        23,410
  Masco Corp............................      2,300        56,350
  Modine Manufacturing Co...............        400         9,332
  Pulte Corp............................        500        22,335
  Simpson Manufacturing Co., Inc.*......        200        11,460
  Texas Industries, Inc.................        300        11,070
  Vulcan Materials Co...................        500        23,970
  York International Corp...............        500        19,065
                                                      -----------
                                                          348,758
                                                      -----------

BUSINESS SERVICES -- 1.7%
  Acxiom Corp.*.........................        900        15,723
  American Management Systems, Inc.*....        700        12,656
  Ariba, Inc.*..........................      2,100        12,936
  Automatic Data Processing, Inc........      3,200       188,480
  BEA Systems, Inc.*....................      1,900        29,260
  Cendant Corp.*........................      7,895       154,821
  Ceridian Corp.*.......................      1,500        28,125
  Certegy, Inc.*........................        300        10,266
                                            SHARES      VALUE+
-----------------------------------------------------------------
  ChoicePoint, Inc.*....................        300   $    15,207
  Cintas Corp...........................      3,400       163,200
  Ecolab, Inc...........................        800        32,200
  Electronic Data Systems Corp..........      1,900       130,245
  Expeditors International of
    Washington, Inc.....................        300        17,085
  First Data Corp.......................      1,600       125,520
  Fiserv, Inc.*.........................        750        31,740
  Global Payments, Inc..................        240         8,256
  Harte-Hanks, Inc......................        700        19,719
  i2 Technologies, Inc.*................      1,020         8,058
  John H. Harland Co....................        500        11,050
  Keane, Inc.*..........................        700        12,621
  Manpower, Inc.........................        500        16,855
  Manugistics Group, Inc.*..............        800        17,112
  NCO Group, Inc.*......................        500        11,450
  Paychex, Inc..........................      3,750       130,687
  Robert Half International, Inc.*......        800        21,360
  Sapient Corp.*........................      1,500        11,580
  SEI Investments Co....................        600        27,066
  Solectron Corp.*......................      5,400        60,912
  TeleTech Holdings, Inc.*..............        900        13,131
  Tetra Tech, Inc.*.....................        625        12,444
  The Reynolds & Reynolds Co.
    Class A.............................        500        12,125
  Westwood One, Inc.*...................        700        21,035
                                                      -----------
                                                        1,382,925
                                                      -----------

CHEMICALS -- 1.0%
  Air Products & Chemicals, Inc.........      1,400        65,674
  Albemarle Corp........................        500        12,000
  Ashland, Inc..........................        400        18,432
  Cabot Corp............................        400        14,280
  Cabot Microelectronics Corp.*.........        112         8,891
  Crompton Corp.........................      1,100         9,900
  Dow Chemical Co.......................      5,400       182,412
  E.I. du Pont de Nemours & Co..........      5,200       221,052
  Eastman Chemical Co...................        800        31,216
  Engelhard Corp........................        600        16,608
  Great Lakes Chemical Corp.............        300         7,284
  Hercules, Inc.........................      1,300        13,000
  IMC Global, Inc.......................        700         9,100
  International Specialty
    Products, Inc.*.....................      4,800        42,960
  Lyondell Chemical Co..................        700        10,031
  Millennium Chemicals, Inc.............        600         7,560
  Praxair, Inc..........................      1,000        55,250
  Rohm & Haas Co........................        900        31,167
  RPM, Inc..............................        900        13,014
  Sigma-Aldrich Corp....................        400        15,764
  Solutia, Inc..........................      1,100        15,422
                                                      -----------
                                                          801,017
                                                      -----------

COMMERCIAL SERVICES -- 0.2%
  Arbitron, Inc.*.......................        300        10,245
  Convergys Corp.*......................        800        29,992
  Deluxe Corp...........................        600        24,948
  Plexus Corp.*.........................        500        13,280

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMMERCIAL SERVICES  (CONTINUED)
  Polycom, Inc.*........................        500   $    17,200
  Quanta Services, Inc.*................      1,300        20,059
  Quintiles Transnational Corp.*........        600         9,630
  Veritas DGC, Inc.*....................        500         9,250
                                                      -----------
                                                          134,604
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 0.1%
  Andrew Corp.*.........................        700        15,323
  L-3 Communications Holdings, Inc.*....        200        18,000
  Tekelec*..............................        500         9,055
                                                      -----------
                                                           42,378
                                                      -----------

COMPUTERS -- 2.3%
  Apple Computer, Inc.*.................      2,800        61,320
  Compaq Computer Corp..................      6,800        66,368
  Dell Computer Corp.*..................     15,700       426,726
  Gateway, Inc.*........................      3,200        25,728
  Hewlett-Packard Co....................      9,700       199,238
  International Business Machines
    Corp................................      8,800     1,064,448
                                                      -----------
                                                        1,843,828
                                                      -----------

COMPUTER EQUIPMENT -- 2.1%
  Adaptec, Inc..........................      1,200        17,400
  Advanced Digital Information Corp.*...      1,000        16,040
  Brocade Communications
    Systems, Inc.*......................        900        29,808
  Electronics for Imaging, Inc.*........        600        13,746
  EMC Corp..............................     13,300       178,752
  Emulex Corp.*.........................        800        31,608
  Ingram Micro, Inc. Class A*...........        600        10,392
  Intel Corp............................     37,900     1,191,955
  Maxtor Corp.*.........................      2,400        15,216
  Mentor Graphics Corp.*................        600        14,142
  NYFIX, Inc.*..........................        500        10,010
  Palm, Inc.*...........................      3,438        13,339
  Read-Rite Corp.*......................      1,200         7,932
  SanDisk Corp.*........................        500         7,200
  Silicon Storage Technology, Inc.*.....      1,100        10,604
  Storage Technology Corp.*.............        800        16,536
  VERITAS Software Corp.*...............      2,000        89,660
  Western Digital Corp.*................      2,800        17,556
                                                      -----------
                                                        1,691,896
                                                      -----------

COMPUTER SERVICES -- 1.2%
  Affiliated Computer Services, Inc.
    Class A*............................        900        95,517
  Avocent Corp.*........................        500        12,125
  Cadence Design Systems, Inc.*.........      1,200        26,304
  CDW Computer Centers, Inc.*...........        500        26,855
  Cisco Systems, Inc.*..................     14,000       253,540
  Computer Sciences Corp.*..............      1,400        68,572
  Compuware Corp.*......................      3,000        35,370
  Diebold, Inc..........................        700        28,308
  DST Systems, Inc.*....................        500        24,925
  Extreme Networks, Inc.*...............        600         7,740
  Jack Henry & Associates, Inc..........        500        10,920
                                            SHARES      VALUE+
-----------------------------------------------------------------
  NCR Corp.*............................        500   $    18,430
  Network Appliance, Inc.*..............      2,000        43,740
  Sun Microsystems, Inc.*...............     18,000       221,400
  SunGard Data Systems, Inc.*...........      2,200        63,646
  Sybase, Inc.*.........................        700        11,032
  Unisys Corp.*.........................      1,900        23,826
  Wind River Systems, Inc.*.............        800        14,328
                                                      -----------
                                                          986,578
                                                      -----------

COMPUTER SOFTWARE -- 4.5%
  3Com Corp.............................      3,500        22,330
  Activision, Inc.*.....................        500        13,005
  Adobe Systems, Inc....................      1,000        31,050
  Advent Software, Inc.*................        300        14,985
  Ascential Software Corp.*.............      1,700         6,885
  BMC Software, Inc.*...................      2,000        32,740
  CheckFree Corp.*......................        700        12,600
  Citrix Systems, Inc.*.................      1,500        33,990
  Computer Associates
    International, Inc..................      3,500       120,715
  Electronic Arts, Inc.*................      2,000       119,900
  Enterasys Networks, Inc.*.............      2,500        22,125
  Informatica Corp.*....................        800        11,608
  Internet Security Systems, Inc.*......        200         6,412
  Intuit, Inc.*.........................      1,100        47,058
  J.D. Edwards & Co.*...................        900        14,805
  Liberate Technologies, Inc.*..........      1,100        12,628
  Macromedia, Inc.*.....................        600        10,680
  Mercury Interactive Corp.*............        400        13,592
  Micromuse, Inc.*......................        700        10,500
  Microsoft Corp.*......................     32,300     2,139,875
  National Instruments Corp.*...........        500        18,730
  NetIQ Corp.*..........................        500        17,630
  Network Associates, Inc.*.............        800        20,680
  Novell, Inc.*.........................      2,200        10,098
  NVIDIA Corp.*.........................      1,200        80,280
  Oracle Corp.*.........................     33,400       461,254
  Parametric Technology Corp.*..........      1,100         8,591
  PeopleSoft, Inc.*.....................      1,800        72,360
  Peregrine Systems, Inc.*..............      1,500        22,245
  Quest Software, Inc.*.................        500        11,055
  Rational Software Corp.*..............      1,200        23,400
  Red Hat, Inc.*........................      1,700        12,070
  SERENA Software, Inc.*................      1,000        21,740
  Siebel Systems, Inc.*.................      2,800        78,344
  Symantec Corp.*.......................        500        33,165
  TIBCO Software, Inc.*.................      1,200        17,916
  WebMD Corp.*..........................      1,800        12,708
                                                      -----------
                                                        3,619,749
                                                      -----------

CONSUMER PRODUCTS -- 2.0%
  Avon Products, Inc....................      2,400       111,600
  Blyth, Inc............................        500        11,625
  Clorox Co.............................      2,300        90,965
  Colgate-Palmolive Co..................      5,700       329,175
  Energizer Holdings, Inc.*.............        800        15,240
  Estee Lauder Companies, Inc.
    Class A.............................        500        16,030

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
CONSUMER PRODUCTS  (CONTINUED)
  Fortune Brands, Inc...................        900   $    35,631
  Gillette Co...........................      6,300       210,420
  Hasbro, Inc...........................        900        14,607
  International Flavors &
    Fragrances, Inc.....................        500        14,855
  Mattel, Inc...........................      2,100        36,120
  Newell Rubbermaid, Inc................      1,600        44,112
  Procter & Gamble Co...................      7,800       617,214
  The Dial Corp.........................        900        15,435
  The Scotts Co. Class A*...............        300        14,280
  The Yankee Candle Co., Inc.*..........      1,100        24,926
  Tupperware Corp.......................        600        11,550
                                                      -----------
                                                        1,613,785
                                                      -----------
CONTAINERS & GLASS -- 0.0%
  Owens-Illinois, Inc.*.................      1,700        16,983
                                                      -----------

CONTAINERS -- PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc........................        300        14,754
  Longview Fibre Co.....................        900        10,629
  Sealed Air Corp.*.....................        500        20,410
  Smurfit-Stone Container Corp.*........      1,000        15,970
  Sonoco Products Co....................        500        13,290
                                                      -----------
                                                           75,053
                                                      -----------

DISTRIBUTION/WHOLESALE -- 0.2%
  Fastenal Co...........................        200        13,286
  Genuine Parts Co......................      1,400        51,380
  Grainger, Inc.........................        600        28,800
  International Multifoods Corp.........        900        21,510
                                                      -----------
                                                          114,976
                                                      -----------

DIVERSIFIED OPERATIONS -- 1.8%
  Carlisle Cos., Inc....................        600        22,188
  Cooper Industries, Inc................        500        17,460
  Corning, Inc..........................     14,400       128,448
  Crane Co..............................        500        12,820
  Danaher Corp..........................        900        54,279
  Federal Signal Corp...................        600        13,362
  Fidelity National Financial, Inc......        550        13,640
  Hawaiian Electric Industries, Inc.....        300        12,084
  Hillenbrand Industries, Inc...........      1,300        71,851
  Illinois Tool Works, Inc..............      1,800       121,896
  ITT Industries, Inc...................        500        25,250
  Lockheed Martin Corp..................      3,500       163,345
  Minnesota Mining & Manufacturing
    Co..................................      2,400       283,704
  Pentair, Inc..........................        500        18,495
  PerkinElmer, Inc......................      8,200       287,164
  Pittston Brink's Group................        500        11,050
  PPG Industries, Inc...................        900        46,548
  Sensient Technologies Corp............        600        12,486
  SPS Technologies, Inc.*...............        300        10,476
  Textron, Inc..........................      1,100        45,606
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Trinity Industries, Inc...............        600   $    16,302
  Tyco International Ltd................        259        15,255
  Viad Corp.............................        600        14,208
                                                      -----------
                                                        1,417,917
                                                      -----------

EDUCATION -- 0.1%
  Apollo Group, Inc. Class A*...........        600        27,006
  Career Education Corp.*...............        500        17,140
  DeVry, Inc.*..........................        600        17,070
  Sylvan Learning Systems, Inc.*........        500        11,035
                                                      -----------
                                                           72,251
                                                      -----------

ELECTRIC UTILITIES -- 0.1%
  Great Plains Energy, Inc..............      1,200        30,240
  Western Resources, Inc................        500         8,600
                                                      -----------
                                                           38,840
                                                      -----------

ELECTRICAL EQUIPMENT -- 3.5%
  Belden, Inc...........................        500        11,775
  Cable Design Technologies Corp.*......      1,100        15,048
  Fairchild Semiconductor Corp.
    Class A*............................        600        16,920
  General Electric Co...................     59,600     2,388,768
  KEMET Corp.*..........................        500         8,875
  Lincoln Electric Holdings, Inc........        900        21,996
  Microchip Technology, Inc.*...........        500        19,370
  Micron Technology, Inc.*..............      3,600       111,600
  Molex, Inc............................        800        24,760
  Power-One, Inc.*......................        900         9,369
  Sanmina Corp.*........................      3,920        78,008
  Semtech Corp.*........................        600        21,414
  Xilinx, Inc.*.........................      2,700       105,435
                                                      -----------
                                                        2,833,338
                                                      -----------

ELECTRONICS -- 2.9%
  Advanced Micro Devices, Inc.*.........      5,700        90,402
  Agilent Technologies, Inc.*...........      3,800       108,338
  Altera Corp.*.........................      2,300        48,806
  Amkor Technology, Inc.*...............        600         9,618
  Amphenol Corp. Class A*...............        300        14,415
  Analog Devices, Inc.*.................      1,400        62,146
  Anixter International, Inc.*..........        600        17,406
  Applied Materials, Inc.*..............      4,900       196,490
  Applied Micro Circuits Corp.*.........      1,800        20,376
  Arrow Electronics, Inc.*..............      1,000        29,900
  Asyst Technologies, Inc.*.............        700         8,932
  Atmel Corp.*..........................      3,700        27,269
  Avnet, Inc............................        922        23,483
  AVX Corp..............................      1,400        33,026
  Broadcom Corp. Class A*...............        700        28,609
  Cirrus Logic, Inc.*...................        500         6,610
  Coherent, Inc.*.......................        200         6,184
  Cree, Inc.*...........................        600        17,676
  Curtiss-Wright Corp. Class B..........         19           906
  Cypress Semiconductor Corp.*..........        700        13,951
  DuPont Photomasks, Inc.*..............        200         8,690
  Emerson Electric Co...................      5,900       336,890
  Exar Corp.*...........................        600        12,510

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  General Motors Corp. Class H*.........      1,700   $    26,265
  Gentex Corp.*.........................        700        18,711
  Hubbell, Inc. Class B.................        500        14,690
  Integrated Circuit Systems, Inc.*.....        300         6,777
  Integrated Device
    Technology, Inc.*...................        600        15,954
  International Rectifier Corp.*........        400        13,952
  Intersil Corp. Class A*...............        500        16,125
  Jabil Circuit, Inc.*..................      2,000        45,440
  KLA-Tencor Corp.*.....................        700        34,692
  Kopin Corp.*..........................      1,200        16,800
  Lam Research Corp.*...................        600        13,932
  Lattice Semiconductor Corp.*..........        500        10,285
  Linear Technology Corp................      2,100        81,984
  LSI Logic Corp.*......................      2,200        34,716
  Maxim Integrated Products, Inc.*......      3,336       175,174
  Micrel, Inc.*.........................        400        10,492
  MKS Instruments, Inc.*................        500        13,515
  National Semiconductor Corp.*.........      1,100        33,869
  Novellus Systems, Inc.*...............        756        29,824
  PMC-Sierra, Inc.*.....................      1,300        27,638
  QLogic Corp.*.........................        500        22,255
  Rambus, Inc.*.........................      4,400        35,156
  Rockwell International Corp...........      1,100        19,646
  Silicon Laboratories, Inc.*...........        500        16,855
  Synopsys, Inc.*.......................        500        29,535
  Tech Data Corp.*......................        300        12,984
  Tektronix, Inc.*......................      2,000        51,560
  Teradyne, Inc.*.......................        700        21,098
  Texas Instruments, Inc................     10,400       291,200
  Thermo Electron Corp..................      1,195        28,513
  Thomas & Betts Corp...................        500        10,575
  Vishay Intertechnology, Inc.*.........        600        11,700
  Vitesse Semiconductor Corp.*..........      1,500        18,645
                                                      -----------
                                                        2,333,190
                                                      -----------

ENERGY -- 1.1%
  ChevronTexaco Corp....................      6,356       569,561
  DTE Energy Co.........................        700        29,358
  Energy East Corp......................      1,300        24,687
  Entergy Corp..........................        900        35,199
  Kinder Morgan, Inc....................      2,300       128,087
  Progress Energy, Inc..................      1,000        45,030
  RGS Energy Group, Inc.................        400        15,040
  Sempra Energy.........................      1,700        41,735
                                                      -----------
                                                          888,697
                                                      -----------

ENVIROMENTAL SERVICES -- 0.0%
  Rollins, Inc..........................        600        12,000
                                                      -----------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................        400        12,540
                                                      -----------

FINANCIAL SERVICES -- 8.2%
  A.G. Edwards, Inc.....................      1,700        75,089
  Affiliated Managers Group, Inc.*......        200        14,096
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Ambac Financial Group, Inc............        450   $    26,037
  American Express Co...................      8,000       285,520
  AmeriCredit Corp.*....................        500        15,775
  Ameritrade Holding Corp. Class A*.....      1,600         9,472
  AmSouth Bancorporation................      2,900        54,810
  Capital One Financial Corp............      1,200        64,740
  Charles Schwab Corp...................      8,200       126,854
  Citigroup, Inc........................     25,833     1,304,050
  Citizens Banking Corp.................        500        16,440
  Commerce Bancorp, Inc.................        500        19,755
  Concord EFS, Inc.*....................      3,000        98,340
  Countrywide Credit
    Industries, Inc.....................      3,000       122,910
  Cullen/ Frost Bankers, Inc............        500        15,440
  Dun & Bradstreet Corp.*...............        500        17,650
  E*Trade Group, Inc.*..................      3,000        30,750
  Eaton Vance Corp......................        600        21,330
  Equifax, Inc..........................      1,200        28,980
  First Commonwealth Financial Corp.....      1,200        13,824
  First Midwest Bancorp, Inc............        500        14,595
  FirstMerit Corp.......................        500        13,545
  Franklin Resources, Inc...............      2,100        74,067
  H&R Block, Inc........................        800        35,760
  Household International, Inc..........      3,700       214,378
  IndyMac Bancorp, Inc.*................        500        11,690
  Interactive Data Corp.................        900        12,726
  J. P. Morgan Chase & Co...............     24,140       877,489
  KeyCorp...............................      3,400        82,756
  Knight Trading Group, Inc.*...........        600         6,612
  LaBranche & Co., Inc.*................        500        17,230
  Legg Mason, Inc.......................        300        14,994
  Lehman Brothers Holdings, Inc.........      4,400       293,920
  MBIA, Inc.............................        600        32,178
  MBNA Corp.............................      5,100       179,520
  Mellon Financial Corp.................      2,400        90,288
  Merrill Lynch & Co., Inc..............      5,000       260,600
  Metris Cos., Inc......................        500        12,855
  Morgan Stanley Dean Witter & Co.......      6,600       369,204
  National City Corp....................      3,600       105,264
  Neuberger Berman, Inc.................        300        13,170
  Pacific Century Financial Corp........      2,500        64,725
  Protective Life Corp..................        500        14,465
  Raymond James Financial, Inc..........        600        21,312
  Regions Financial Corp................      4,400       131,736
  Sky Financial Group, Inc..............        700        14,238
  State Street Corp.....................      2,000       104,500
  Stilwell Financial, Inc...............        400        10,888
  Susquehanna Bancshares, Inc...........        800        16,680
  Synovus Financial Corp................      2,300        57,615
  T. Rowe Price Group, Inc..............        700        24,311
  The Bear Stearns Cos., Inc............        400        23,456
  The Goldman Sachs Group, Inc..........      2,800       259,700
  UICI*.................................        700         9,450
  Union Planters Corp...................      2,700       121,851
  USA Education, Inc....................      1,000        84,020
  Waddell & Reed Financial, Inc.
    Class A.............................        500        16,100

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  Wells Fargo & Co......................     10,200   $   443,190
  Wilmington Trust Corp.................        300        18,993
                                                      -----------
                                                        6,531,933
                                                      -----------

FOOD & BEVERAGES -- 3.2%
  Adolph Coors Co. Class B..............        200        10,680
  Anheuser-Busch Cos., Inc..............      5,300       239,613
  Archer-Daniels-Midland Co.............      5,277        75,725
  Campbell Soup Co......................      3,300        98,571
  Coca-Cola Co..........................     14,900       702,535
  Coca-Cola Enterprises, Inc............      2,700        51,138
  ConAgra, Inc..........................      4,300       102,211
  Corn Products International, Inc......        400        14,100
  Dean Foods Co.*.......................        429        29,238
  Dole Food Co., Inc....................        600        16,098
  Flowers Foods, Inc.*..................        200         7,984
  General Mills, Inc....................      2,200       114,422
  H.J. Heinz Co.........................      3,100       127,472
  Hershey Foods Corp....................        500        33,850
  Hormel Foods Corp.....................        700        18,809
  Interstate Bakeries Corp..............      4,300       103,974
  Kellogg Co............................      3,300        99,330
  Kraft Foods, Inc. Class A.............      3,300       112,299
  McCormick & Co., Inc..................        500        20,985
  PepsiAmericas, Inc....................      3,400        46,920
  PepsiCo, Inc..........................      7,890       384,164
  Performance Food Group Co.*...........        400        14,068
  Smithfield Foods, Inc.*...............        800        17,632
  SYSCO Corp............................      4,000       104,880
  Tyson Foods, Inc. Class A.............        702         8,108
  Wm. Wrigley Jr. Co....................        400        20,548
                                                      -----------
                                                        2,575,354
                                                      -----------

FOREST & PAPER PRODUCTS -- 0.6%
  Georgia-Pacific Group.................      1,405        38,792
  International Paper Co................      4,124       166,403
  Kimberly-Clark Corp...................      3,200       191,360
  Mead Corp.............................      1,000        30,890
  P.H. Glatfelter Co....................        700        10,906
  Wausau-Mosinee Paper Corp.............        800         9,680
  Weyerhaeuser Co.......................      1,100        59,488
                                                      -----------
                                                          507,519
                                                      -----------

FUNERAL SERVICES -- 0.0%
  Service Corp. International*..........      3,000        14,970
                                                      -----------
HEALTH CARE -- BIOTECHNOLOGY -- 2.0%
  Affymetrix, Inc.*.....................        200         7,550
  Amgen, Inc.*..........................      6,300       355,572
  Aviron*...............................        400        19,892
  Biogen, Inc.*.........................        900        51,615
  Cell Genesys, Inc.*...................        600        13,944
  Chiron Corp.*.........................      1,100        48,224
  CuraGen Corp.*........................        500        11,185
  Genentech, Inc.*......................      3,000       162,750
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Genzyme Corp.*........................      1,700   $   101,762
  Gilead Sciences, Inc.*................        400        26,288
  Guilford Pharmaceuticals, Inc.*.......        500         6,000
  ICOS Corp.*...........................        500        28,720
  IDEC Pharmaceuticals Corp.*...........        900        62,037
  ImClone Systems, Inc.*................        300        13,938
  Immunex Corp.*........................      3,300        91,443
  Immunomedics, Inc.*...................        800        16,208
  Incyte Genomics, Inc.*................        700        13,692
  Medarex, Inc.*........................        600        10,776
  Medtronic, Inc........................      9,800       501,858
  Myriad Genetics, Inc.*................        200        10,528
  Pharmaceutical Product
    Development, Inc.*..................        500        16,155
  Protein Design Labs, Inc.*............        400        13,120
  Scios, Inc.*..........................        500        11,885
  Techne Corp.*.........................        800        29,480
  VISX, Inc.*...........................        700         9,275
                                                      -----------
                                                        1,633,897
                                                      -----------

HEALTH CARE -- DRUGS -- 5.9%
  Abbott Laboratories...................      9,300       518,475
  Alkermes, Inc.*.......................        500        13,180
  American Home Products Corp...........      7,900       484,744
  AmerisourceBergen Corp................        859        54,590
  Andrx Group*..........................        300        21,123
  Barr Laboratories, Inc.*..............        200        15,872
  Bristol-Myers Squibb Co...............     11,600       591,600
  Celgene Corp.*........................        500        15,960
  Cephalon, Inc.*.......................        200        15,117
  Eli Lilly & Co........................      6,700       526,218
  Forest Laboratories, Inc.*............      1,800       147,510
  ICN Pharmaceuticals, Inc..............        500        16,750
  IVAX Corp.*...........................      1,550        31,217
  King Pharmaceuticals, Inc.*...........      1,949        82,111
  Ligand Pharmaceuticals, Inc.
    Class B*............................        700        12,621
  MedImmune, Inc.*......................      1,100        50,985
  Millennium Pharmaceuticals, Inc.*.....      1,300        31,863
  Mylan Laboratories, Inc...............      2,500        93,750
  Pfizer, Inc...........................     37,675     1,501,349
  Pharmacia Corp........................      7,900       336,935
  Sepracor, Inc.*.......................        500        28,530
  SICOR, Inc.*..........................      1,000        15,680
  Tularik, Inc.*........................        500        12,010
  Vertex Pharmaceuticals, Inc.*.........      1,500        36,885
  Watson Pharmaceuticals, Inc.*.........        900        28,251
                                                      -----------
                                                        4,683,326
                                                      -----------

HEALTH CARE -- PRODUCTS -- 3.5%
  Abgenix, Inc.*........................      1,200        40,368
  Allergan, Inc.........................        800        60,040
  Apogent Technologies, Inc.*...........        400        10,320
  Arrow International, Inc..............        400        15,976
  Bausch & Lomb, Inc....................        200         7,532
  Beckman Coulter, Inc..................      2,500       110,750
  Becton, Dickinson & Co................      2,100        69,615

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Biomet, Inc...........................      1,600   $    49,440
  Boston Scientific Corp.*..............      2,400        57,888
  C.R. Bard, Inc........................        300        19,350
  Cooper Cos., Inc......................        300        14,994
  Cytyc Corp.*..........................        500        13,050
  Datascope Corp........................        300        10,176
  DENTSPLY International, Inc...........      1,000        50,200
  Guidant Corp.*........................      1,800        89,640
  Henry Schein, Inc.*...................        300        11,109
  Human Genome Sciences, Inc.*..........      1,000        33,720
  Inverness Medical
    Innovations, Inc.*..................        100         1,805
  Invitrogen Corp.*.....................        300        18,579
  Johnson & Johnson.....................     18,412     1,088,149
  Merck & Co., Inc......................      9,200       540,960
  Perrigo Co.*..........................      1,100        13,002
  Schering-Plough Corp..................      8,800       315,128
  St. Jude Medical, Inc.*...............        700        54,355
  Stryker Corp..........................      1,200        70,044
  Varian Medical Systems, Inc.*.........        300        21,378
  Viasys Healthcare, Inc.*..............        174         3,517
  Zimmer Holdings, Inc.*................        980        29,929
                                                      -----------
                                                        2,821,014
                                                      -----------
HEALTH CARE -- SERVICES -- 2.6%
  AdvancePCS*...........................        800        23,480
  AmeriPath, Inc.*......................        400        12,804
  Apria Healthcare Group, Inc.*.........        800        19,992
  Baxter International, Inc.............      5,200       278,876
  Beverly Enterprises, Inc.*............      1,000         8,600
  Cardinal Health, Inc..................      4,200       271,572
  Caremark Rx, Inc.*....................      1,100        17,941
  Cerner Corp.*.........................        400        19,972
  Covance, Inc.*........................      1,100        24,970
  Coventry Health Care, Inc.*...........        500         9,975
  DaVita, Inc.*.........................        700        17,115
  Express Scripts, Inc.*................        500        23,380
  First Health Group Corp.*.............      8,600       212,764
  HCA-The Healthcare Corp...............      2,700       104,058
  Health Management Associates, Inc.
    Class A*............................      2,000        36,800
  Health Net, Inc.*.....................      1,000        21,780
  Healthsouth Corp.*....................      2,400        35,568
  Humana, Inc.*.........................      1,300        15,327
  IMS Health, Inc.......................      1,800        35,118
  Laboratory Corporation of America
    Holdings*...........................        600        48,510
  Lincare Holdings, Inc.*...............      1,100        31,515
  Manor Care, Inc.*.....................        500        11,855
  McKesson HBOC, Inc....................      1,400        52,360
  Mid Atlantic Medical
    Services, Inc.*.....................        500        11,350
  NDCHealth Corp........................        300        10,365
  Omnicare, Inc.........................        600        14,928
  Orthodontic Centers of
    America, Inc.*......................        500        15,250
  Oxford Health Plans, Inc.*............        600        18,084
                                            SHARES      VALUE+
-----------------------------------------------------------------

  Patterson Dental Co.*.................        500   $    20,465
  Pediatrix Medical Group, Inc.*........        600        20,352
  Quest Diagnostics, Inc.*..............        800        57,368
  Renal Care Group, Inc.*...............        500        16,050
  STERIS Corp.*.........................        600        10,962
  Tenet Healthcare Corp.*...............      2,000       117,440
  Triad Hospitals, Inc.*................        287         8,423
  Trigon Healthcare, Inc.*..............        300        20,835
  UnitedHealth Group, Inc...............      5,600       396,312
  Wellpoint Health Networks, Inc.*......        300        35,055
                                                      -----------
                                                        2,107,571
                                                      -----------

HOUSEHOLD PRODUCTS -- 0.0%
  Black & Decker Corp...................        300        11,319
  Furniture Brands
    International, Inc.*................        500        16,010
                                                      -----------
                                                           27,329
                                                      -----------

INSTRUMENTS -- SCIENTIFIC -- 0.2%
  Applera Corp. -- Applied Biosystems
    Group...............................      1,000        39,270
  FEI Co.*..............................      1,400        44,114
  Fisher Scientific
    International, Inc.*................        500        14,600
  Millipore Corp........................        200        12,140
  Waters Corp.*.........................        800        31,000
                                                      -----------
                                                          141,124
                                                      -----------

INSURANCE -- 3.8%
  21St Century Insurance Group..........        700        13,615
  Aetna, Inc............................      1,400        46,186
  AFLAC, Inc............................      3,100        76,136
  Alfa Corp.............................        600        13,464
  Allmerica Financial Corp..............        200         8,910
  Allstate Corp.........................      4,300       144,910
  American Financial Group, Inc.........        500        12,275
  American International Group, Inc.....     15,645     1,242,213
  American National Insurance Co........        200        16,820
  AmerUs Group Co.......................        400        14,336
  Aon Corp..............................      2,600        92,352
  Arthur J. Gallagher & Co..............        500        17,245
  Brown & Brown, Inc....................        500        13,650
  Chubb Corp............................        900        62,100
  Cincinnati Financial Corp.............        800        30,520
  CNA Financial Corp.*..................        900        26,253
  CNA Surety Corp.......................        900        13,950
  Conseco, Inc.*........................      3,300        14,718
  Erie Indemnity Co. Class A............        300        11,547
  Harleysville Group, Inc...............      2,900        69,281
  Hartford Financial Services
    Group, Inc..........................      1,900       119,377
  HCC Insurance Holdings, Inc...........        500        13,775
  Horace Mann Educators Corp............        700        14,854
  Lincoln National Corp.................      1,500        72,855
  Loews Corp............................      1,200        66,456
  Markel Corp.*.........................        100        17,965
  Marsh & McLennan Cos., Inc............      3,000       322,350
  Mercury General Corp..................        500        21,830
  MGIC Investment Corp..................        900        55,548
  MONY Group, Inc.......................        400        13,828

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INSURANCE  (CONTINUED)
  Old Republic International Corp.......        700   $    19,607
  Radian Group, Inc.....................        400        17,180
  Reinsurance Group of America, Inc.....        400        13,312
  Safeco Corp...........................      1,000        31,150
  St. Paul Cos., Inc....................      2,200        96,734
  The First American Corp...............        700        13,118
  The PMI Group, Inc....................        200        13,402
  The Progressive Corp..................        300        44,790
  Torchmark, Inc........................      1,000        39,330
  Transatlantic Holdings, Inc...........        200        18,200
  Unitrin, Inc..........................        300        11,856
  UnumProvident Corp....................      1,500        39,765
  W.R. Berkley Corp.....................        500        26,850
                                                      -----------
                                                        3,044,613
                                                      -----------

INSURANCE CONTRACTS -- 0.3%
  CIGNA Corp............................      2,300       213,095
  Jefferson-Pilot Corp..................        600        27,762
                                                      -----------
                                                          240,857
                                                      -----------
INTERNET SERVICES -- 0.6%
  DoubleClick, Inc.*....................      2,000        22,680
  Earthlink, Inc.*......................        800         9,736
  Juniper Networks, Inc.*...............      1,600        30,320
  Openwave Systems, Inc.*...............        700         6,853
  Overture Services, Inc.*..............        500        17,715
  Priceline.com, Inc.*..................      2,200        12,914
  Qwest Communications
    International, Inc..................     10,029       141,710
  Real Networks, Inc.*..................      1,300         7,722
  Retek, Inc.*..........................        500        14,935
  Riverstone Networks, Inc.*............      1,282        21,281
  Stellent, Inc.*.......................        400        11,824
  Total System Services, Inc............      1,200        25,416
  VeriSign, Inc.*.......................      1,015        38,611
  Vignette Corp.*.......................      1,900        10,203
  West Corp.*...........................        600        14,964
  Yahoo!, Inc.*.........................      3,000        53,220
                                                      -----------
                                                          440,104
                                                      -----------

LEISURE -- 0.7%
  American Classic Voyages Co.*.........        100             1
  Argosy Gaming Co.*....................        500        16,260
  Bally Total Fitness Holding Corp.*....        500        10,780
  Brunswick Corp........................        500        10,880
  Choice Hotels International, Inc.*....        800        17,720
  Extended Stay America, Inc.*..........      1,000        16,400
  Gaylord Entertainment Co.*............        700        17,220
  Harrah's Entertainment, Inc.*.........      1,000        37,010
  Hilton Hotels Corp....................      3,000        32,760
  International Game Technology*........        300        20,490
  Mandalay Resort Group*................        500        10,700
  Marriott International, Inc.
    Class A.............................      1,500        60,975
  Metro-Goldwyn-Mayer, Inc. *...........        900        19,710
  MGM Mirage, Inc.*.....................      1,600        46,192
  Park Place Entertainment Corp.*.......      1,500        13,755
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Sabre Holdings Corp. Class A..........      1,316   $    55,733
  Six Flags, Inc.*......................      1,800        27,684
  Speedway Motorsports, Inc*............        500        12,865
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............      1,200        35,820
  Station Casinos, Inc.*................      5,850        65,461
  Topps Co., Inc.*......................        900        10,935
                                                      -----------
                                                          539,351
                                                      -----------

MACHINERY -- 0.5%
  Caterpillar, Inc......................      2,100       109,725
  Deere & Co............................      1,400        61,124
  Dover Corp............................      1,600        59,312
  Ingersoll-Rand Co.....................        800        33,448
  Kadant, Inc.*.........................          0             0
  Kennametal, Inc.......................        400        16,108
  Milacron, Inc.........................        700        11,067
  National-Oilwell, Inc.*...............        600        12,366
  SPX Corp.*............................        100        13,690
  Stewart & Stevenson Services, Inc.....        500         9,405
  Tecumseh Products Co. Class A.........        700        35,441
  Terex Corp.*..........................        600        10,524
                                                      -----------
                                                          372,210
                                                      -----------

MANUFACTURING -- 0.2%
  American Standard Cos., Inc.*.........        300        20,469
  Ball Corp.............................        200        14,140
  Donaldson Co., Inc....................        500        19,420
  Eaton Corp............................        300        22,323
  Leggett & Platt, Inc..................      1,600        36,800
  Nordson Corp..........................        400        10,564
  Packaging Corp. of America*...........        600        10,890
  Pall Corp.............................        500        12,030
  Varco International, Inc.*............        500         7,490
                                                      -----------
                                                          154,126
                                                      -----------

METALS & MINING -- 0.4%
  Alcoa, Inc............................      5,100       181,305
  Arch Coal, Inc........................        800        18,160
  Barrick Gold Corp.....................      1,113        17,752
  CONSOL Energy, Inc....................        500        12,420
  Freeport-McMoran Copper & Gold, Inc.
    Class B*............................        600         8,034
  Kaiser Aluminum Corp.*................      5,000         8,100
  Massey Energy Co......................        700        14,511
  Mueller Industries, Inc.*.............        300         9,975
  Newmont Mining Corp...................        800        15,288
  Phelps Dodge Corp.....................        800        25,920
  Precision Castparts Corp..............        600        16,950
  Stillwater Mining Co.*................        800        14,800
                                                      -----------
                                                          343,215
                                                      -----------

MULTIMEDIA -- 2.8%
  A.H. Belo Corp. Series A..............        600        11,250
  Adelphia Communications Corp.
    Class A.............................      1,200        37,416
  AOL Time Warner, Inc.*................     22,100       709,410
  Gannett Co., Inc......................      4,900       329,427

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
MULTIMEDIA  (CONTINUED)
  Liberty Media Corp. Class A*..........     14,300   $   200,200
  Macrovision Corp.*....................        200         7,044
  McGraw-Hill Cos, Inc..................      1,000        60,980
  Media General, Inc. Class A...........        200         9,966
  Pixar, Inc.*..........................        500        17,980
  The E.W. Scripps Co. Class A..........        200        13,200
  Tribune Co............................      2,400        89,832
  USA Networks, Inc.*...................      1,500        40,965
  Viacom, Inc. Class A*.................        800        35,400
  Viacom, Inc. Class B*.................      9,615       424,502
  Walt Disney Co........................     12,600       261,072
                                                      -----------
                                                        2,248,644
                                                      -----------

OFFICE EQUIPMENT -- 0.2%
  IKON Office Solutions, Inc............      1,400        16,366
  Imagistics International, Inc.*.......        120         1,482
  Lexmark International Group, Inc.
    Class A*............................      1,000        59,000
  Pitney Bowes, Inc.....................      1,500        56,415
  Xerox Corp............................      4,300        44,806
                                                      -----------
                                                          178,069
                                                      -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp...................        700        39,571
  Herman Miller, Inc....................        500        11,830
  Hon Industries, Inc...................        500        13,825
                                                      -----------
                                                           65,226
                                                      -----------

OIL & GAS -- 4.4%
  AGL Resources, Inc....................      4,300        98,986
  Amerada Hess Corp.....................        900        56,250
  Anadarko Petroleum Corp...............      1,500        85,275
  Apache Corp...........................        550        27,434
  Atmos Energy Corp.....................        500        10,625
  Baker Hughes, Inc.....................      1,700        61,999
  BJ Services Co.*......................      1,000        32,450
  Burlington Resources, Inc.............        900        33,786
  Cabot Oil & Gas Corp. Class A.........        500        12,025
  Cal Dive International, Inc.*.........        400         9,872
  Chesapeake Energy Corp.*..............      1,300         8,593
  Cooper Cameron Corp.*.................        500        20,180
  Devon Energy Corp.....................        800        30,920
  Diamond Offshore Drilling, Inc........        800        24,320
  El Paso Corp..........................      3,053       136,194
  ENSCO International, Inc..............        800        19,880
  EOG Resources, Inc....................        600        23,466
  Equitable Resources, Inc..............        500        17,035
  Evergreen Resources, Inc.*............        300        11,583
  Exxon Mobil Corp......................     37,564     1,476,265
  Forest Oil Corp.......................        500        14,105
  GlobalSantaFe Corp....................        731        20,848
  Halliburton Co........................      5,900        77,290
  Hanover Compressor Co.*...............        600        15,156
  Helmerich & Payne, Inc................        400        13,352
  Houston Exploration Co.*..............        500        16,790
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Kerr-McGee Corp.......................      1,900   $   104,120
  Murphy Oil Corp.......................        300        25,212
  Nabors Industries, Inc.*..............        900        30,897
  National Fuel Gas Co..................        500        12,350
  Newfield Exploration Co.*.............        500        17,975
  Noble Affiliates, Inc.................        500        17,645
  Noble Drilling Corp.*.................        800        27,232
  Occidental Petroleum Corp.............      3,000        79,590
  Ocean Energy, Inc.....................      5,000        96,000
  ONEOK, Inc............................        800        14,272
  Patterson-UTI Energy, Inc.*...........        600        13,986
  Phillips Petroleum Co.................      3,100       186,806
  Piedmont Natural Gas Co., Inc.........      1,600        57,280
  Pioneer Natural Resources Co.*........        800        15,408
  Pogo Producing Co.....................        600        15,762
  Pride International, Inc.*............        700        10,570
  Rowan Cos., Inc.*.....................        500         9,685
  Smith International, Inc.*............        300        16,086
  Southern Union Co.....................        525         9,902
  Spinnaker Exploration Co.*............        300        12,348
  Stone Energy Corp.*...................      1,400        55,300
  Sunoco, Inc...........................        500        18,670
  Tidewater, Inc........................        600        20,340
  Tom Brown, Inc.*......................        500        13,505
  Transocean Sedco Forex, Inc...........      1,300        43,966
  UGI Corp..............................        500        15,100
  Unocal Corp...........................      2,400        86,568
  USX- Marathon Group...................      1,900        57,000
  Vintage Petroleum, Inc................        600         8,670
  Weatherford International, Inc.*......        500        18,630
  Williams Cos., Inc....................      3,100        79,112
  XTO Energy, Inc.......................        700        12,250
                                                      -----------
                                                        3,556,916
                                                      -----------

OIL REFINING -- 0.1%
  Ultramar Diamond Shamrock Corp........        500        24,740
  Valero Energy Corp....................      1,200        45,744
                                                      -----------
                                                           70,484
                                                      -----------

PAPER & RELATED PRODUCTS -- 0.1%
  Boise Cascade Corp....................        300        10,203
  Bowater, Inc..........................        500        23,850
  Temple-Inland, Inc....................        300        17,019
  Westvaco Corp.........................      2,000        56,900
                                                      -----------
                                                          107,972
                                                      -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................      1,700        50,031
                                                      -----------

PRINTING -- 0.0%
  R. R. Donnelley & Sons Co.............        700        20,783
  Valassis Communications, Inc.*........        300        10,686
                                                      -----------
                                                           31,469
                                                      -----------

PUBLISHING -- 0.1%
  Dow Jones & Co., Inc..................        500        27,365
  Hollinger International, Inc.
    Class A.............................        900        10,530

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
PUBLISHING  (CONTINUED)
  Knight-Ridder, Inc....................        200   $    12,986
  Scholastic Corp.*.....................        300        15,099
  The New York Times Co. Class A........        700        30,275
  The Reader's Digest
    Association, Inc....................        400         9,232
                                                      -----------
                                                          105,487
                                                      -----------

REAL ESTATE -- 0.1%
  Catellus Development Corp.*...........        800        14,720
  The St. Joe Co........................        500        13,875
  W.P. Carey & Co. LLC..................        500        11,600
                                                      -----------
                                                           40,195
                                                      -----------

RESTAURANTS -- 0.7%
  Applebee's International, Inc.........      1,950        66,690
  Bob Evans Farms, Inc..................        700        17,199
  Brinker International, Inc.*..........        500        14,880
  CBRL Group, Inc.......................        500        14,720
  Darden Restaurants, Inc...............        600        21,240
  McDonald's Corp.......................      7,700       203,819
  Outback Steakhouse, Inc.*.............        800        27,400
  Ruby Tuesday, Inc.....................        600        12,378
  Sonic Corp.*..........................        600        21,600
  Starbucks Corp.*......................      3,100        59,055
  The Cheesecake Factory*...............        500        17,385
  Tricon Global Restaurants, Inc.*......        900        44,280
  Wendy's International, Inc............        500        14,585
                                                      -----------
                                                          535,231
                                                      -----------

RETAIL -- FOOD -- 0.9%
  Albertson's, Inc......................      6,600       207,834
  Kroger Co.*...........................      4,800       100,176
  Ruddick Corp..........................        900        14,391
  Safeway, Inc.*........................      5,000       208,750
  Sara Lee Corp.........................      4,700       104,481
  SUPERVALU, Inc........................        800        17,696
  Whole Foods Market, Inc.*.............        500        21,780
  Winn-Dixie Stores, Inc................      1,400        19,950
                                                      -----------
                                                          695,058
                                                      -----------

RETAIL -- GENERAL -- 2.8%
  7-Eleven, Inc.*.......................      1,600        18,736
  99 Cents Only Stores*.................        500        19,050
  Big Lots, Inc.*.......................      2,200        22,880
  BJ's Wholesale Club, Inc.*............        300        13,230
  CVS Corp..............................      3,100        91,760
  Dillards, Inc. Class A................        900        14,400
  Dollar General Corp...................      2,025        30,173
  Family Dollar Stores, Inc.............        700        20,986
  Federated Department Stores, Inc.*....      1,500        61,350
  J.C. Penney Co., Inc..................      2,100        56,490
  Kmart Corp.*..........................      2,400        13,104
  Longs Drug Stores Corp................        300         7,014
  May Department Stores Co..............      2,400        88,752
  Sears, Roebuck & Co...................      3,500       166,740
  Target Corp...........................      5,400       221,670
                                            SHARES      VALUE+
-----------------------------------------------------------------
  TJX Cos., Inc.........................      1,600   $    63,776
  Wal-Mart Stores, Inc..................     22,900     1,317,895
                                                      -----------
                                                        2,228,006
                                                      -----------

RETAIL -- SPECIALTY -- 3.6%
  Abercrombie & Fitch Co. Class A*......      1,000        26,530
  Amazon.com, Inc.*.....................      1,400        15,148
  American Eagle Outfitters, Inc.*......        600        15,702
  AutoNation, Inc.......................      2,200        27,126
  Barnes & Noble, Inc.*.................        600        17,760
  Bed Bath & Beyond, Inc.*..............      1,700        57,630
  Best Buy Co., Inc.*...................      4,300       320,264
  Borders Group, Inc.*..................        500         9,920
  Callaway Golf Co......................        800        15,320
  Children's Place Retail
    Stores, Inc.*.......................      2,200        59,730
  Circuit City Stores-Circuit City
    Group...............................      1,700        44,115
  Claire's Stores, Inc..................      1,000        15,100
  Copart, Inc.*.........................        500        18,185
  Costco Wholesale Corp.*...............      2,800       124,264
  dELiA*s Corp. Class A*................        100           620
  Dollar Tree Stores, Inc.*.............        500        15,455
  EBay, Inc.*...........................      1,700       113,730
  Foot Locker, Inc.*....................      1,400        21,910
  Home Depot, Inc.......................     14,050       716,691
  Intimate Brands, Inc. Class A.........        800        11,888
  Kohl's Corp.*.........................      2,000       140,880
  La-Z-Boy, Inc.........................        600        13,092
  Limited, Inc..........................      2,600        38,272
  Liz Claiborne, Inc....................        300        14,925
  Lowe's Cos., Inc......................      4,600       213,486
  Michaels Stores, Inc.*................        500        16,785
  Nordstrom, Inc........................        700        14,161
  Office Depot, Inc.*...................      1,500        27,810
  OfficeMax, Inc.*......................      2,300        10,350
  Pacific Sunwear of
    California, Inc.*...................        600        12,252
  PETsMART, Inc.*.......................      2,200        21,648
  Pier 1 Imports, Inc...................        800        13,872
  RadioShack Corp.......................      1,100        33,110
  Regis Corp............................        500        12,890
  Rite Aid Corp.*.......................      5,200        26,312
  Ross Stores, Inc......................        500        16,040
  Saks, Inc.*...........................      5,000        46,700
  Staples, Inc.*........................      3,700        69,190
  Talbots, Inc..........................        400        14,500
  The Gap, Inc..........................      6,900        96,186
  The Sherwin Williams Co...............      1,200        33,000
  Tiffany & Co..........................      1,200        37,764
  Toys "R" Us, Inc.*....................      4,300        89,182
  V.F. Corp.............................        500        19,505
  Walgreen Co...........................      6,100       205,326
  Williams-Sonoma, Inc.*................        600        25,740
                                                      -----------
                                                        2,910,066
                                                      -----------

STEEL -- 0.2%
  AK Steel Holding Corp.................      1,100        12,518
  Allegheny Technologies, Inc...........        600        10,050

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
STEEL  (CONTINUED)
  Carpenter Technology Corp.............        400   $    10,648
  Nucor Corp............................        500        26,480
  Reliance Steel & Aluminum Co..........      2,500        65,625
  Steel Dynamics, Inc.*.................        800         9,288
  USX- U.S. Steel Group.................        500         9,055
  Worthington Industries, Inc...........        900        12,780
                                                      -----------
                                                          156,444
                                                      -----------

TELECOMMUNICATIONS -- 5.9%
  ADC Telecommunications, Inc.*.........      4,700        21,620
  Adtran, Inc.*.........................        600        15,312
  Advanced Fibre
    Communications, Inc.*...............        600        10,602
  ALLTEL Corp...........................      1,900       117,287
  AT&T Corp.............................     21,200       384,568
  AT&T Wireless Services, Inc.*.........     15,113       217,174
  BellSouth Corp........................     11,300       431,095
  Broadwing, Inc. *.....................        900         8,550
  Cablevision Systems Corp. Class A.....        800        37,960
  Centennial Communications Corp.
    Class A*............................        900         9,216
  CenturyTel, Inc.......................        700        22,960
  CIENA Corp.*..........................      5,600        80,136
  Citizens Communications Co.*..........      3,300        35,178
  Comcast Corp. Class A*................      8,300       298,800
  Comverse Technology, Inc.*............      2,300        51,451
  Cox Communications, Inc. Class A*.....      5,600       234,696
  Crown Castle International Corp.*.....      1,300        13,884
  Dobson Communications Corp.
    Class A*............................        100           854
  EchoStar Communications Corp.
    Class A*............................      2,300        63,181
  Harris Corp...........................        600        18,306
  JDS Uniphase Corp.*...................      3,790        32,897
  Level 3 Communications, Inc.*.........      3,100        15,500
  Lucent Technologies, Inc..............     18,600       116,994
  Motorola, Inc.........................     13,400       201,268
  Nextel Communications, Inc.
    Class A*............................      5,700        62,472
  PanAmSat Corp.*.......................        900        19,692
  Plantronics, Inc.*....................        300         7,692
  Price Communications Corp.*...........        500         9,545
  QUALCOMM, Inc.*.......................      4,600       232,300
  RF Micro Devices, Inc.*...............        800        15,384
  SBC Communications, Inc...............     19,400       759,898
  Scientific-Atlanta, Inc...............      1,000        23,940
  Sprint Corp...........................      7,100       142,568
  Sprint Corp. (PCS Group)*.............      5,600       136,696
  Symbol Technologies, Inc..............      1,850        29,378
  Telephone & Data Systems, Inc.........        200        17,950
  Tellabs, Inc.*........................      2,100        31,416
  Triton PCS Holdings, Inc. Class A*....        500        14,675
  United States Cellular Corp.*.........        300        13,575
  Verizon Communications................     11,200       531,552
  Western Wireless Corp. Class A*.......        600        16,950
  WorldCom, Inc.........................     17,800       250,624
                                                      -----------
                                                        4,755,796
                                                      -----------
                                            SHARES      VALUE+
-----------------------------------------------------------------

TEXTILE & APPAREL -- 0.2%
  Jones Apparel Group, Inc.*............        500   $    16,585
  Mohawk Industries, Inc.*..............      1,100        60,368
  NIKE, Inc. Class B....................        900        50,616
  Oakley, Inc.*.........................        500         8,130
  Polo Ralph Lauren Corp.*..............        700        18,732
  Reebok International Ltd.*............        600        15,900
  Wolverine World Wide, Inc.............        800        12,040
                                                      -----------
                                                          182,371
                                                      -----------

TIRES & RUBBER -- 0.0%
  Goodyear Tire & Rubber Co.............      1,300        30,953
                                                      -----------

TOBACCO -- 0.8%
  Philip Morris Cos., Inc...............     13,100       600,635
  R.J. Reynolds Tobacco
    Holdings, Inc.......................        600        33,780
  UST, Inc..............................      1,000        35,000
                                                      -----------
                                                          669,415
                                                      -----------

TOOLS -- HAND HELD -- 0.1%
  Snap-on, Inc..........................        300        10,098
  Stanley Works.........................        900        41,913
                                                      -----------
                                                           52,011
                                                      -----------

TRANSPORTATION -- 1.3%
  Burlington Northern Santa Fe Corp.....      4,000       114,120
  C.H. Robinson Worldwide, Inc..........        400        11,566
  CNF Transportation, Inc...............      1,000        33,550
  CSX Corp..............................        900        31,545
  EGL, Inc.*............................        500         6,975
  FedEx Corp.*..........................      5,600       290,528
  Forward Air Corp.*....................        300        10,176
  GATX Corp.............................        500        16,260
  J.B. Hunt Transport
    Services, Inc.*.....................        600        13,920
  Kirby Corp.*..........................        500        13,775
  Landstar Systems, Inc.*...............        200        14,502
  Norfolk Southern Corp.................      2,300        42,159
  Overseas Shipholding Group, Inc.......        500        11,250
  Roadway Express, Inc..................      1,000        36,700
  Ryder System, Inc.....................        600        13,290
  Swift Transportation Co., Inc.*.......        700        15,057
  Union Pacific Corp....................      4,300       245,100
  USFreightways Corp....................      2,400        75,360
  Werner Enterprises, Inc...............        600        14,580
                                                      -----------
                                                        1,010,413
                                                      -----------

UTILITIES -- 3.1%
  AES Corp.*............................      3,200        52,320
  Allegheny Energy, Inc.................      1,000        36,220
  ALLETE................................      5,400       136,080
  Alliant Energy Corp...................        500        15,180
  Ameren Corp...........................        800        33,840
  American Electric Power Co., Inc......      2,600       113,178
  American Power Conversion Corp.*......      1,000        14,460
  American Water Works Co., Inc.........        500        20,875
  Calpine Corp.*........................      1,800        30,222
  Cinergy Corp..........................      1,300        43,459

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  Cleco Corp............................        600   $    13,182
  CMS Energy Corp.......................      1,100        26,433
  Consolidated Edison, Inc..............      1,300        52,468
  Constellation Energy Group............      1,000        26,550
  Documentum, Inc.*.....................        400         8,688
  Dominion Resources, Inc...............      2,400       144,240
  DPL, Inc..............................        600        14,448
  DQE, Inc..............................        300         5,679
  Duke Energy Corp......................      4,700       184,522
  Dynegy, Inc. Class A..................      1,168        29,784
  Edison International..................      2,000        30,200
  El Paso Electric Co.*.................      1,200        17,400
  Exelon Corp...........................      2,550       122,094
  FirstEnergy Corp......................      1,700        59,466
  FPL Group, Inc........................        900        50,760
  IDACORP, Inc..........................        600        24,360
  KeySpan Corp..........................        700        24,255
  MDU Resources Group, Inc..............      5,500       154,825
  Mirant Corp.*.........................      1,272        20,377
  NiSource, Inc.........................      1,237        28,525
  Northeast Utilities...................        900        15,867
  Northwest Natural Gas Co..............        500        12,750
  NorthWestern Corp.....................        500        10,525
  OGE Energy Corp.......................        500        11,540
  Parker-Hannifin Corp..................        600        27,546
  Peoples Energy Corp...................      1,800        68,274
  PG&E Corp.............................      3,100        59,644
  Philadelphia Suburban Corp............        781        17,612
  Pinnacle West Capital Corp............        300        12,555
  Potomac Electric Power Co.............      1,100        24,827
  PPL Corp..............................      1,200        41,820
  Public Service Enterprise
    Group, Inc..........................      1,700        71,723
  Puget Energy, Inc.....................        500        10,945
  Questar Corp..........................        700        17,535
  Reliant Energy, Inc...................      3,100        82,212
  SCANA Corp............................        400        11,132
  Sierra Pacific Resources..............        800        12,040
  Southern Co...........................      5,500       139,425
  TECO Energy, Inc......................      1,100        28,864
  TXU Corp..............................      2,600       122,590
  UIL Holdings Corp.....................        200        10,260
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Unisource Energy Corp.................        600   $    10,914
  UtiliCorp United, Inc.................        600        15,102
  Vectren Corp..........................        500        11,990
  WGL Holdings, Inc.....................        400        11,628
  Wisconsin Energy Corp.................        500        11,280
  Xcel Energy, Inc......................      1,700        47,158
                                                      -----------
                                                        2,451,848
                                                      -----------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........      1,000        14,060
  Republic Services, Inc. Class A*......        900        17,973
  Waste Management, Inc.................      5,000       159,550
                                                      -----------
                                                          191,583
                                                      -----------

OTHER -- 4.1%
  DFA 9-10 Small Co.....................    324,872     3,251,970
                                                      -----------
  TOTAL COMMON STOCKS
    (Identified Cost $79,315,512).......               78,924,734
                                                      -----------

SHORT-TERM INVESTMENTS -- 3.8%

OTHER -- 3.8%
  SSgA Government Money Market Fund.....  1,476,877     1,476,877
  SSgA Money Market Fund................  1,605,655     1,605,655
                                                      -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $3,082,532)........                3,082,532
                                                      -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.4%
  (IDENTIFIED COST $82,398,044)#..................  82,007,266
  Liabilities, Less Cash and Other Assets --
    (2.4%)........................................  (1,930,748)
                                                    ----------
NET ASSETS -- 100%................................  $80,076,518
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $82,398,044. Net unrealized depreciation aggregated $390,778, of which $6,638,066 related to appreciated investment securities and $7,028,844 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited)

                                            SHARES      VALUE+
-----------------------------------------------------------------
COMMON STOCKS -- 96.2%
AEROSPACE/DEFENSE -- 2.3%
  Goodrich Corp.........................      1,300   $    34,606
  Northrop Grumman Corp.................      2,000       201,620
  Raytheon Co...........................     23,000       746,810
                                                      -----------
                                                          983,036
                                                      -----------

AIRLINES -- 0.9%
  AMR Corp.*............................     10,700       237,219
  Delta Air Lines, Inc..................      5,500       160,930
                                                      -----------
                                                          398,149
                                                      -----------
AUTO & RELATED -- 5.9%
  BorgWarner, Inc.......................      2,400       125,400
  Cummins Engine Co., Inc...............      3,800       146,452
  Dana Corp.............................      6,500        90,220
  Ford Motor Co.........................     46,600       732,552
  General Motors Corp...................     10,500       510,300
  Lear Corp.*...........................      2,300        87,722
  Navistar International Corp...........        700        27,650
  TRW, Inc..............................     13,500       500,040
  United Rentals, Inc.*.................      6,300       143,010
  Visteon Corp..........................     11,391       171,321
                                                      -----------
                                                        2,534,667
                                                      -----------

BANKS/SAVINGS & LOANS -- 1.5%
  Astoria Financial Corp................      3,600        95,256
  Commercial Federal Corp...............      2,000        47,000
  Golden State Bancorp, Inc.............      1,700        44,455
  GreenPoint Financial Corp.............      3,000       107,250
  Hibernia Corp. Class A................      3,500        62,265
  Independence Community Bank Corp......      2,300        52,348
  Sovereign Bancorp, Inc................     20,600       252,144
                                                      -----------
                                                          660,718
                                                      -----------
BROADCASTING -- 3.4%
  Clear Channel
    Communications, Inc.*...............     26,500     1,349,115
  Hearst-Argyle Television, Inc.*.......      4,400        94,864
  Sinclair Broadcast Group, Inc.
    Class A*............................      1,600        15,136
                                                      -----------
                                                        1,459,115
                                                      -----------

BUILDING & CONSTRUCTION -- 1.6%
  Centex Corp...........................      2,500       142,725
  Lafarge Corp..........................      6,200       232,934
  Pulte Corp............................      2,600       116,142
  Rayonier, Inc.........................        900        45,423
  York International Corp...............      3,900       148,707
                                                      -----------
                                                          685,931
                                                      -----------

BUSINESS SERVICES -- 0.1%
  Ariba, Inc.*..........................      3,700        22,792
  The Profit Recovery Group
    International, Inc.*................      5,200        42,380
                                                      -----------
                                                           65,172
                                                      -----------
CHEMICALS -- 1.6%
  Ashland, Inc..........................      2,900       133,632
  Crompton Corp.........................      2,500        22,500
  Eastman Chemical Co...................      3,000       117,060
  IMC Global, Inc.......................     10,400       135,200
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Lubrizol Corp.........................      1,800   $    63,162
  Lyondell Chemical Co..................     10,700       153,331
  Millennium Chemicals, Inc.............      4,400        55,440
  Valhi, Inc............................      1,800        22,860
                                                      -----------
                                                          703,185
                                                      -----------

COMMERCIAL SERVICES -- 0.2%
  Quintiles Transnational Corp.*........      4,500        72,225
                                                      -----------

COMPUTER EQUIPMENT -- 0.4%
  Ingram Micro, Inc. Class A*...........      9,600       166,272
  Maxtor Corp.*.........................      3,600        22,824
                                                      -----------
                                                          189,096
                                                      -----------

COMPUTER SERVICES -- 0.2%
  Unisys Corp.*.........................      8,500       106,590
                                                      -----------

COMPUTER SOFTWARE -- 1.1%
  3Com Corp.............................      7,000        44,660
  CheckFree Corp.*......................      2,200        39,600
  NetIQ Corp.*..........................      6,900       243,294
  Novell, Inc.*.........................      9,400        43,146
  WebMD Corp.*..........................     14,900       105,194
                                                      -----------
                                                          475,894
                                                      -----------

COMPUTERS -- 0.1%
  Gateway, Inc.*........................      7,500        60,300
                                                      -----------

CONSUMER PRODUCTS -- 0.5%
  Fortune Brands, Inc...................      3,700       146,483
  Hasbro, Inc...........................      3,400        55,182
                                                      -----------
                                                          201,665
                                                      -----------

CONTAINERS & GLASS -- 0.1%
  Pactiv Corp.*.........................      1,300        23,075
                                                      -----------

CONTAINERS -- PAPER/PLASTIC -- 0.8%
  Smurfit-Stone Container Corp.*........     22,200       354,534
                                                      -----------

DIVERSIFIED OPERATIONS -- 0.7%
  Corning, Inc..........................     12,900       115,068
  Fidelity National Financial, Inc......      2,900        71,920
  Textron, Inc..........................      3,300       136,818
                                                      -----------
                                                          323,806
                                                      -----------

ELECTRONICS -- 3.4%
  Advanced Micro Devices, Inc.*.........     14,800       234,728
  Applied Micro Circuits Corp.*.........      2,000        22,640
  Arrow Electronics, Inc.*..............        700        20,930
  Curtiss-Wright Corp. Class B..........        130         6,040
  General Motors Corp. Class H*.........     15,800       244,110
  Rockwell International Corp...........      5,600       100,016
  Tech Data Corp.*......................        500        21,640
  Thermo Electron Corp..................      2,000        47,720
  Thomas & Betts Corp...................      5,000       105,750
  Vishay Intertechnology, Inc.*.........     33,900       661,050
                                                      -----------
                                                        1,464,624
                                                      -----------

FINANCIAL SERVICES -- 2.1%
  Countrywide Credit
    Industries, Inc.....................      5,400       221,238
  E*Trade Group, Inc.*..................      2,600        26,650

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  KeyCorp...............................      9,700   $   236,098
  MBIA, Inc.............................      1,900       101,897
  Pacific Century Financial Corp........      2,800        72,492
  Protective Life Corp..................        900        26,037
  The Bear Stearns Cos., Inc............      4,060       238,078
                                                      -----------
                                                          922,490
                                                      -----------

FOOD & BEVERAGES -- 4.3%
  Archer-Daniels-Midland Co.............     29,396       421,833
  Coca-Cola Enterprises, Inc............     10,700       202,658
  Corn Products International, Inc......      9,200       324,300
  Kraft Foods, Inc. Class A.............     18,000       612,540
  PepsiAmericas, Inc....................      8,800       121,440
  Tyson Foods, Inc. Class A.............     15,707       181,416
                                                      -----------
                                                        1,864,187
                                                      -----------
FOREST & PAPER PRODUCTS -- 4.4%
  Georgia-Pacific Group.................     10,200       281,622
  International Paper Co................     19,485       786,220
  Mead Corp.............................      8,100       250,209
  Weyerhaeuser Co.......................     11,200       605,696
                                                      -----------
                                                        1,923,747
                                                      -----------

FUNERAL SERVICES -- 0.2%
  Service Corp. International*..........     19,400        96,806
                                                      -----------

HEALTH CARE -- PRODUCTS -- 0.0%
  Viasys Healthcare, Inc.*..............        292         5,901
                                                      -----------

HEALTH CARE -- SERVICES -- 1.3%
  Health Net, Inc.*.....................      3,600        78,408
  Healthsouth Corp.*....................     15,100       223,782
  Humana, Inc.*.........................      7,300        86,067
  Manor Care, Inc.*.....................      2,200        52,162
  Omnicare, Inc.........................      4,200       104,496
                                                      -----------
                                                          544,915
                                                      -----------
INSURANCE -- 10.2%
  Allmerica Financial Corp..............      2,200        98,010
  Allstate Corp.........................     29,300       987,410
  American Financial Group, Inc.........     13,400       328,970
  American National Insurance Co........      2,400       201,840
  Cincinnati Financial Corp.............     11,900       453,985
  CNA Financial Corp.*..................     12,800       373,376
  Conseco, Inc.*........................     18,800        83,848
  Lincoln National Corp.................      2,000        97,140
  Loews Corp............................      9,400       520,572
  MONY Group, Inc.......................      4,200       145,194
  Old Republic International Corp.......      3,500        98,035
  Radian Group, Inc.....................      1,200        51,540
  Safeco Corp...........................     10,100       314,615
  St. Paul Cos., Inc....................      6,100       268,217
  The First American Corp...............      2,200        41,228
  Unitrin, Inc..........................      2,000        79,040
  UnumProvident Corp....................     10,200       270,402
                                                      -----------
                                                        4,413,422
                                                      -----------
                                            SHARES      VALUE+
-----------------------------------------------------------------

INTERNET SERVICES -- 3.4%
  Commerce One, Inc.*...................      4,400   $    15,708
  Openwave Systems, Inc.*...............     17,200       168,388
  Qwest Communications
    International, Inc..................     74,200     1,048,446
  VeriSign, Inc.*.......................      6,000       228,240
  Vignette Corp.*.......................      1,500         8,055
                                                      -----------
                                                        1,468,837
                                                      -----------

LEISURE -- 2.2%
  Brunswick Corp........................      4,200        91,392
  Extended Stay America, Inc.*..........      3,300        54,120
  Hilton Hotels Corp....................      3,200        34,944
  Mandalay Resort Group*................      2,600        55,640
  MGM Mirage, Inc.*.....................      6,400       184,768
  Park Place Entertainment Corp.*.......     26,900       246,673
  Six Flags, Inc.*......................      7,300       112,274
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............      6,300       188,055
                                                      -----------
                                                          967,866
                                                      -----------

MACHINERY -- 0.1%
  Tecumseh Products Co. Class A.........        600        30,378
                                                      -----------

METALS & MINING -- 0.9%
  Massey Energy Co......................      6,900       143,037
  Phelps Dodge Corp.....................      7,200       233,280
                                                      -----------
                                                          376,317
                                                      -----------

MULTIMEDIA -- 13.1%
  A.H. Belo Corp. Series A..............      4,500        84,375
  Adelphia Communications Corp.
    Class A.............................      7,000       218,260
  AOL Time Warner, Inc.*................     39,900     1,280,790
  Key3Media Group, Inc.*................      1,550         8,262
  Liberty Media Corp. Class A*..........    104,100     1,457,400
  Tribune Co............................      3,800       142,234
  Viacom, Inc. Class A*.................     17,400       769,950
  Viacom, Inc. Class B*.................     38,200     1,686,530
                                                      -----------
                                                        5,647,801
                                                      -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Steelcase, Inc. Class A...............      1,900        27,968
                                                      -----------

OIL & GAS -- 4.3%
  Amerada Hess Corp.....................      3,600       225,000
  Anadarko Petroleum Corp...............      4,600       261,510
  Apache Corp...........................     10,230       510,272
  Devon Energy Corp.....................      1,200        46,380
  Forest Oil Corp.......................        600        16,926
  Helmerich & Payne, Inc................        800        26,704
  Occidental Petroleum Corp.............      6,900       183,057
  Pioneer Natural Resources Co.*........      3,200        61,632
  Pride International, Inc.*............      5,000        75,500
  Rowan Cos., Inc.*.....................      1,000        19,370
  Sunoco, Inc...........................      3,100       115,754
  Tidewater, Inc........................        500        16,950
  Transocean Sedco Forex, Inc...........      2,700        91,314
  USX- Marathon Group...................      6,400       192,000
                                                      -----------
                                                        1,842,369
                                                      -----------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

-----------------------------------------------------------------
                                            SHARES      VALUE+
COMMON STOCKS  (CONTINUED)

OIL REFINING -- 0.5%
  Ultramar Diamond Shamrock Corp........      2,500   $   123,700
  Valero Energy Corp....................      2,500        95,300
                                                      -----------
                                                          219,000
                                                      -----------
PAPER & RELATED PRODUCTS -- 1.4%
  Boise Cascade Corp....................      5,200       176,852
  Bowater, Inc..........................      2,200       104,940
  Louisiana-Pacific Corp................     10,500        88,620
  Temple-Inland, Inc....................      2,800       158,844
  Westvaco Corp.........................      2,000        56,900
                                                      -----------
                                                          586,156
                                                      -----------
PUBLISHING -- 0.1%
  Hollinger International, Inc.
    Class A.............................      2,600        30,420
  Pulitzer, Inc.........................        300        15,300
                                                      -----------
                                                           45,720
                                                      -----------

RETAIL -- FOOD -- 0.6%
  SUPERVALU, Inc........................     11,700       258,804
                                                      -----------

RETAIL -- GENERAL -- 3.1%
  Big Lots, Inc.*.......................      5,400        56,160
  Dillards, Inc. Class A................      8,200       131,200
  Federated Department Stores, Inc.*....      9,400       384,460
  J.C. Penney Co., Inc..................     13,000       349,700
  Kmart Corp.*..........................     21,600       117,936
  Longs Drug Stores Corp................      4,000        93,520
  Sears, Roebuck & Co...................      4,800       228,672
                                                      -----------
                                                        1,361,648
                                                      -----------

RETAIL -- SPECIALTY -- 1.9%
  AutoNation, Inc.......................     18,400       226,872
  Foot Locker, Inc.*....................      3,800        59,470
  Office Depot, Inc.*...................     10,900       202,086
  Rite Aid Corp.*.......................      8,500        43,010
  Saks, Inc.*...........................     12,900       120,486
  Toys "R" Us, Inc.*....................      8,000       165,920
                                                      -----------
                                                          817,844
                                                      -----------

STEEL -- 0.4%
  AK Steel Holding Corp.................      9,800       111,524
  USX- U.S. Steel Group.................      2,200        39,842
  Worthington Industries, Inc...........      3,000        42,600
                                                      -----------
                                                          193,966
                                                      -----------

TELECOMMUNICATIONS -- 9.7%
  American Tower Corp. Class A*.........      6,000        56,820
  AT&T Corp.............................     78,100     1,416,734
  AT&T Wireless Services, Inc.*.........     10,909       156,762
  Broadwing, Inc.*......................     13,200       125,400
  CIENA Corp.*..........................     12,400       177,444
  Crown Castle International Corp.*.....      9,300        99,324
  Harris Corp...........................      2,000        61,020
  JDS Uniphase Corp.*...................     43,700       379,316
  Level 3 Communications, Inc.*.........     15,000        75,000
                                            SHARES      VALUE+
-----------------------------------------------------------------
  Lucent Technologies, Inc..............     13,700   $    86,173
  PanAmSat Corp.*.......................      5,900       129,092
  Sprint Corp...........................     31,400       630,512
  Telephone & Data Systems, Inc.........        700        62,825
  WorldCom, Inc.........................     50,300       708,224
  WorldCom, Inc. -- MCI Group...........      1,224        15,545
                                                      -----------
                                                        4,180,191
                                                      -----------

TIRES & RUBBER -- 0.8%
  Cooper Tire & Rubber Co...............      2,300        36,708
  Goodyear Tire & Rubber Co.............     12,400       295,244
                                                      -----------
                                                          331,952
                                                      -----------

TOBACCO -- 1.1%
  R.J. Reynolds Tobacco
    Holdings, Inc.......................      8,200       461,660
                                                      -----------

TRANSPORTATION -- 5.1%
  Alexander & Baldwin, Inc..............      3,700        98,790
  Burlington Northern Santa Fe Corp.....     17,500       499,275
  CSX Corp..............................      9,400       329,470
  GATX Corp.............................      1,500        48,780
  Norfolk Southern Corp.................     16,900       309,777
  Ryder System, Inc.....................      6,200       137,330
  Union Pacific Corp....................     13,800       786,600
                                                      -----------
                                                        2,210,022
                                                      -----------

UTILITIES -- 0.1%
  Alliant Energy Corp...................      1,200        36,431
                                                      -----------
  TOTAL COMMON STOCKS
    (Identified Cost $38,315,620).......               41,598,180
                                                      -----------

SHORT-TERM INVESTMENTS -- 4.1%

OTHER -- 4.1%
  SSgA Government Money Market Fund.....  1,282,289     1,282,289
  SSgA Money Market Fund................    505,832       505,832
                                                      -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $1,788,121)........                1,788,121
                                                      -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3%
  (IDENTIFIED COST $40,103,741)#..................  43,386,301
  Liabilities, Less Cash and Other Assets --
    (0.3%)........................................    (134,932)
                                                    ----------
NET ASSETS -- 100%................................  $43,251,369
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $40,103,741. Net unrealized appreciation aggregated $3,282,560, of which $5,193,508 related to appreciated investment securities and $1,910,948 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited)

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 98.6%
ADVERTISING -- 0.3%
  Equity Marketing, Inc.*...............       800   $    10,408
  Getty Images, Inc.*...................     2,600        59,748
  Penton Media, Inc.....................     1,000         6,260
  ValueVision International, Inc.
    Class A*............................     2,700        52,893
                                                     -----------
                                                         129,309
                                                     -----------

AEROSPACE/DEFENSE -- 1.1%
  AAR Corp..............................     1,600        14,416
  Alliant Techsystems, Inc.*............     1,800       138,960
  Armor Holdings, Inc.*.................     1,500        40,485
  BE Aerospace, Inc.*...................     1,500        13,755
  DRS Technologies, Inc.*...............     1,100        39,215
  Engineered Support Systems, Inc.......     1,000        34,210
  GenCorp, Inc..........................     2,500        35,275
  HEICO Corp............................       600         9,042
  Herley Industries, Inc.*..............     1,000        17,000
  Kaman Corp. Class A...................     1,800        28,080
  Ladish Co., Inc.*.....................     1,200        13,413
  Northrop Grumman Corp.................       195        19,658
  Orbital Sciences Corp. Class A*.......     3,900        16,107
  REMEC, Inc.*..........................     1,300        12,987
  Triumph Group, Inc.*..................       400        13,000
  United Industrial Corp................       900        15,075
                                                     -----------
                                                         460,678
                                                     -----------

AGRICULTURAL OPERATIONS -- 0.3%
  AGCO Corp.............................     3,000        47,340
  Cadiz, Inc.*..........................     2,900        23,258
  Delta & Pine Land Co..................     2,300        52,049
                                                     -----------
                                                         122,647
                                                     -----------

AIRLINES -- 0.8%
  AirTran Holdings, Inc.*...............     3,300        21,780
  Alaska Air Group, Inc.*...............     5,000       145,500
  Atlantic Coast Airlines
    Holdings, Inc.*.....................     1,200        27,948
  Atlas Air Worldwide
    Holdings, Inc.*.....................     2,300        33,695
  Frontier Airlines, Inc.*..............       750        12,750
  Mesa Air Group, Inc.*.................     1,700        12,784
  Mesaba Holdings, Inc.*................     2,000        14,240
  Midwest Express Holdings, Inc.*.......       700        10,220
  SkyWest, Inc..........................     1,000        25,450
  US Airways Group, Inc.*...............     5,500        34,870
                                                     -----------
                                                         339,237
                                                     -----------

AUTO & RELATED -- 1.5%
  A.S.V., Inc.*.........................       500         5,830
  Aftermarket Technology Corp.*.........     1,000        16,200
  American Axle & Manufacturing
    Holdings, Inc.*.....................       300         6,414
  Arctic Cat, Inc.......................       900        15,300
  ArvinMeritor, Inc.....................       500         9,820
  Bandag, Inc...........................       500        17,380
  Coachmen Industries, Inc..............     1,600        19,200
  Collins & Aikman Corp.*...............     5,000        38,500
  CSK Auto Corp.*.......................     4,200        41,790
  Dollar Thrifty Automotive
    Group, Inc.*........................     1,200        18,600
  Dura Automotive Systems, Inc.*........     1,400        15,400
  IMPCO Technologies, Inc.*.............       700         8,883
                                           SHARES      VALUE+
----------------------------------------------------------------
  Insurance Auto Auctions, Inc.*........     1,200   $    17,412
  LoJack Corp.*.........................     1,600         8,720
  Midas, Inc............................     3,000        34,500
  Monaco Coach Corp.*...................     1,950        42,647
  National R.V. Holdings, Inc.*.........     1,100        10,780
  Oshkosh Truck Corp....................       400        19,500
  Polaris Industries, Inc...............       500        28,875
  Rent-A-Center, Inc.*..................     1,300        43,641
  Rent-Way, Inc.*.......................     3,200        19,168
  Skyline Corp..........................       500        16,125
  Standard Motor Products, Inc..........     1,300        18,070
  Strattec Security Corp.*..............       300        10,575
  Superior Industries
    International, Inc..................     1,000        40,250
  Tower Automotive, Inc.*...............     3,800        34,314
  United Auto Group, Inc.*..............     1,100        28,391
  Wabash National Corp..................     1,800        14,040
  Winnebago Industries, Inc.............       800        29,552
                                                     -----------
                                                         629,877
                                                     -----------

BANKS/SAVINGS & LOANS -- 5.8%
  1st Source Corp.......................       662        13,693
  AMCORE Financial, Inc.................     1,700        37,995
  Anchor BanCorp Wisconsin, Inc.........     1,400        24,836
  Area Bancshares Corp..................       750        14,603
  BancorpSouth, Inc.....................     1,600        26,560
  Banknorth Group, Inc..................       908        20,448
  BankUnited Financial Corp.
    Class A*............................     1,300        19,305
  Banner Corp...........................       660        11,161
  Bay View Capital Corp.................     1,000         7,330
  Boston Private Financial
    Holdings, Inc.......................       800        17,656
  Brookline Bancorp, Inc................     1,400        23,016
  BSB Bancorp, Inc......................       600        14,226
  Cathay Bancorp, Inc...................       900        57,645
  Centennial Bancorp....................     1,212         8,945
  CFS Bancorp, Inc......................     1,100        15,785
  Charter One Financial, Inc............       348         9,448
  Chemical Financial Corp...............       494        14,884
  Chittenden Corp.......................     1,950        53,820
  Coastal Bancorp, Inc..................       700        20,230
  Columbia Banking System, Inc..........       770        10,049
  Commercial Federal Corp...............     1,900        44,650
  Commonwealth Bancorp, Inc.............       700        15,505
  Community Bank Systems, Inc...........       400        10,480
  Community First Bankshares, Inc.......     1,600        41,104
  Corus Bankshares, Inc.................     1,400        63,560
  Dime Community Bancshares.............       900        25,254
  Downey Financial Corp.................       600        24,750
  East West Bancorp, Inc................     1,100        28,325
  F&M Bancorp...........................       500        12,725
  F.N.B Corp............................     2,310        60,868
  Fidelity Bankshares, Inc..............       900        14,373
  First Charter Corp....................     3,100        55,211
  First Citizens BancShares, Inc........       200        19,550
  First Federal Capital Corp............     1,800        28,260
  First Financial Bancorp...............     2,365        41,742
  First Financial Holdings, Inc.........       700        16,919
  First Indiana Corp....................       400         8,764
  First Niagara Financial
    Group, Inc..........................     1,800        30,294
  First Republic Bank*..................       750        18,113

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  First Sentinel Bancorp, Inc...........     2,500   $    31,300
  FirstFed Financial Corp.*.............     1,200        30,756
  Flagstar Bancorp, Inc.................     1,050        21,137
  GBC Bancorp...........................     1,300        38,350
  Gold Banc Corp., Inc..................     2,200        15,642
  Greater Bay Bancorp...................     1,500        42,870
  Harbor Florida Bancshares, Inc........     1,100        18,700
  Harleysville National Corp............       840        19,782
  Heritage Commerce Corp.*..............       100           780
  Hudson River Bancorp, Inc.............       900        19,710
  Hudson United Bancorp.................       500        14,350
  Independent Bank Corp.-MA.............     1,400        30,086
  Independent Bank Corp.-MI.............       735        20,433
  Integra Bank Corp.....................     1,400        29,316
  MAF Bancorp, Inc......................     2,400        70,800
  Main Street Bancorp, Inc..............     1,500        23,430
  Mid-State Bancshares..................     2,200        35,816
  Mississippi Valley
    Bankshares, Inc.....................       500        19,600
  NBT Bancorp, Inc......................     2,160        31,298
  New York Community Bancorp, Inc.......       918        20,995
  Northwest Bancorp, Inc................     1,400        16,016
  OceanFirst Financial Corp.............       700        16,912
  Ocwen Financial Corp.*................     5,400        45,792
  Pacific Capital Bancorp...............     1,800        50,022
  Pacific Northwest Bancorp.............       600        12,276
  People's Bank.........................     1,200        25,512
  PFF Bancorp, Inc......................     1,200        33,120
  Promistar Financial Corp..............       525        12,836
  Provident Bankshares Corp.............     1,540        37,422
  Provident Financial Group, Inc........     1,000        26,060
  Republic Bancorp, Inc.................     2,750        38,087
  Riggs National Corp...................     2,000        27,940
  Silicon Valley Bancshares*............       500        13,365
  St. Francis Capital Corp..............       500        11,565
  State Financial Services Corp.
    Class A.............................     1,100        12,705
  Staten Island Bancorp, Inc............     2,500        40,775
  Sterling Bancshares, Inc..............     3,900        48,828
  Texas Regional Bancshares, Inc.
    Class A.............................       840        31,794
  The Trust Co. of New Jersey...........     1,300        32,760
  TrustCo Bank Corp. NY.................     2,834        35,623
  UCBH Holdings, Inc....................     1,000        28,440
  UMB Financial Corp....................     1,100        44,000
  United Bankshares, Inc................       800        23,088
  United Community Financial Corp.......     3,600        25,920
  United National Bancorp...............     1,230        29,532
  Valley National Bancorp...............       480        15,816
  Webster Financial Corp................       456        14,378
  WesBanco, Inc.........................     1,000        21,130
  West Coast Bancorp....................       847        11,790
  Westcorp, Inc.........................     5,360       100,071
  Whitney Holding Corp..................       300        13,155
                                                     -----------
                                                       2,413,963
                                                     -----------

BROADCASTING -- 0.6%
  4Kids Entertainment, Inc.*............       600        12,018
  Cumulus Media, Inc. Class A*..........     1,400        22,652
  Entravision Communications Corp.*.....     1,100        13,145
                                           SHARES      VALUE+
----------------------------------------------------------------
  Liberty Digital, Inc. Class A*........     2,200   $     7,612
  Paxson Communications Corp.*..........     5,000        52,250
  Pegasus Communications Corp.*.........     2,700        28,107
  Regent Communications, Inc.*..........     3,500        23,625
  Sinclair Broadcast Group, Inc.
    Class A*............................     2,100        19,866
  Spanish Broadcasting System, Inc.
    Class A*............................     1,400        13,846
  TiVo, Inc.*...........................     1,800        11,790
  UnitedGlobalCom, Inc. Class A*........     4,600        23,000
  World Wrestling Federation
    Entertainment, Inc.*................     1,100        14,465
                                                     -----------
                                                         242,376
                                                     -----------

BUILDING & CONSTRUCTION -- 2.9%
  Ampco-Pittsburgh Corp.................     1,000        10,750
  Apogee Enterprises, Inc...............     1,700        26,894
  Beazer Homes USA, Inc.*...............       500        36,585
  Butler Manufacturing Co...............       400        11,080
  Centex Construction Products, Inc.....     1,300        41,665
  Champion Enterprises, Inc.*...........     3,400        41,854
  Comfort Systems USA, Inc.*............     3,800        14,060
  Crossmann Communities, Inc............       600        19,800
  Dal-Tile International, Inc.*.........     1,100        25,575
  Dycom Industries, Inc.*...............     2,100        35,091
  Elcor Corp............................     1,900        52,801
  Emcor Group, Inc.*....................     1,000        45,400
  Fleetwood Enterprises, Inc............     2,000        22,660
  Florida Rock Industries, Inc..........     5,550       203,019
  Foster Wheeler Ltd.*..................     1,200         6,120
  Granite Construction, Inc.............       750        18,060
  Hovnanian Enterprises, Inc.
    Class A*............................     1,600        34,048
  Insituform Technologies, Inc.
    Class A*............................     1,600        40,928
  Integrated Electrical
    Services, Inc.*.....................     1,500         7,680
  Lennox International, Inc.............     4,500        43,650
  M.D.C. Holdings, Inc..................       847        32,008
  Modine Manufacturing Co...............     1,700        39,661
  NCI Building Systems, Inc.*...........       900        15,930
  Nortek, Inc.*.........................     1,200        33,480
  Palm Harbor Homes, Inc.*..............       700        16,765
  Pulte Corp............................       625        27,919
  Ryland Group, Inc.....................       400        29,280
  Schuler Homes, Inc. Class A*..........       500         9,925
  Standard Pacific Corp.................     1,400        34,048
  Texas Industries, Inc.................     1,100        40,590
  The Shaw Group, Inc.*.................     2,400        56,400
  Thor Industries, Inc..................       400        14,820
  Toll Brothers, Inc.*..................       700        30,730
  Trex Co., Inc.*.......................       700        13,293
  URS Corp.*............................     1,600        43,856
  Wackenhut Corrections Corp.*..........     1,300        18,018
                                                     -----------
                                                       1,194,443
                                                     -----------

BUSINESS SERVICES -- 3.6%
  Acacia Research Corp..................       770         8,524
  Acxiom Corp.*.........................     1,700        29,699
  Administaff, Inc.*....................     1,400        38,374
  ADVO, Inc.*...........................       800        34,400
  Ambassadors International, Inc........     1,000        20,990
  American Management Systems, Inc.*....     2,100        37,968

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  Angelica Corp.........................       900   $     9,756
  Banta Corp............................     1,500        44,280
  BARRA, Inc.*..........................       450        21,190
  Bowne & Co., Inc......................     2,300        29,440
  Brady Corp. Class A...................     1,000        36,600
  Braun Consulting, Inc.*...............     1,600         5,680
  CDI Corp.*............................     1,000        19,000
  Century Business Services, Inc.*......     6,000        13,800
  Charles River Associates, Inc.*.......     1,000        20,500
  CIBER, Inc.*..........................     5,100        48,195
  Consolidated Graphics, Inc.*..........       800        15,400
  CorVel Corp.*.........................       300         9,825
  Davox Corp.*..........................     1,400        13,538
  DiamondCluster
    International, Inc.*................       600         7,860
  Electro Rent Corp.*...................     2,000        25,780
  Emergent Information
    Technologies, Inc.*.................     1,500         3,885
  Encompass Services Corp.*.............     5,000        15,875
  ePlus, Inc.*..........................     1,200        11,460
  Fair, Issac & Co., Inc................       450        28,359
  First Consulting Group, Inc.*.........     1,900        29,450
  Forrester Research, Inc.*.............     2,000        40,280
  Franklin Covey Co.*...................     2,200        13,266
  FTI Consulting, Inc.*.................     1,100        36,080
  Gartner, Inc. Class A*................     2,700        31,563
  Heidrick & Struggles
    International, Inc.*................     1,200        21,780
  Imation Corp.*........................     3,500        75,530
  Information Resources, Inc.*..........     2,300        19,090
  infoUSA, Inc.*........................     3,000        20,820
  Innotrac Corp.*.......................     1,700        11,730
  Intelli-Check, Inc.*..................       700        12,733
  John H. Harland Co....................     2,000        44,200
  Keane, Inc.*..........................     2,700        48,681
  Kelly Services, Inc. Class A..........     1,400        30,646
  Korn/Ferry International*.............     1,900        20,235
  Labor Ready, Inc.*....................     3,200        16,352
  Manugistics Group, Inc.*..............     2,000        42,160
  MAXIMUS, Inc.*........................       700        29,442
  Modis Professional Services, Inc......     5,900        42,126
  Navigant Consulting, Inc.*............     2,000        11,000
  Navigant International, Inc.*.........       900        10,305
  NCO Group, Inc.*......................     1,500        34,350
  On Assignment, Inc.*..................     1,100        25,267
  PDI, Inc.*............................     1,100        24,552
  ProBusiness Services, Inc.*...........       500         9,400
  QRS Corp.*............................       800        11,280
  Sapient Corp.*........................     5,000        38,600
  SITEL Corp.*..........................     5,000        12,000
  Spherion Corp.*.......................     2,500        24,400
  TeleTech Holdings, Inc.*..............     3,800        54,454
  Tetra Tech, Inc.*.....................     1,900        37,829
  The Corporate Executive Board Co.*....       700        25,690
  The Profit Recovery Group
    International, Inc.*................     1,900        15,485
  TRC Cos., Inc.*.......................       300        15,000
  Westaff, Inc..........................       100           250
                                                     -----------
                                                       1,486,404
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

CHEMICALS -- 2.3%
  A. Schulman, Inc......................     5,900   $    80,535
  Airgas, Inc.*.........................     2,700        40,824
  Albemarle Corp........................       900        21,600
  Arch Chemicals, Inc...................     1,300        30,160
  ChemFirst, Inc........................     1,800        43,146
  Crompton Corp.........................     4,500        40,500
  Cytec Industries, Inc.*...............     1,200        32,400
  Dionex Corp.*.........................     1,100        28,061
  Ferro Corp............................     2,100        54,180
  Georgia Gulf Corp.....................     1,900        35,150
  Great Lakes Chemical Corp.............     1,000        24,280
  H.B. Fuller Co........................     1,600        46,032
  Hawkins, Inc..........................     1,200        10,680
  International Specialty
    Products, Inc.*.....................     6,500        58,175
  Landec Corp.*.........................     1,800         6,750
  MacDermid, Inc........................     1,600        27,120
  Millennium Chemicals, Inc.............     2,500        31,500
  Minerals Technologies, Inc............       600        27,984
  NL Industries, Inc....................     3,500        53,445
  Olin Corp.............................     2,200        35,508
  PolyOne Corp..........................     2,000        19,600
  RPM, Inc..............................     2,000        28,920
  Spartech Corp.........................     1,400        28,770
  Symyx Technologies*...................     2,100        44,604
  Terra Industries, Inc.*...............     6,100        21,350
  TETRA Technologies, Inc.*.............       800        16,760
  Uniroyal Technology Corp.*............     2,000         6,400
  WD-40 Co..............................     1,100        29,315
  Wellman, Inc..........................     2,500        38,725
                                                     -----------
                                                         962,474
                                                     -----------

COMMERCIAL SERVICES -- 1.0%
  Central Parking Corp..................     2,500        49,100
  CoStar Group, Inc.*...................       800        19,208
  F.Y.I., Inc.*.........................     1,400        46,900
  Mail-Well, Inc.*......................     2,500        10,250
  Memberworks, Inc.*....................       800        11,208
  Mobile Mini, Inc.*....................     1,000        39,120
  Plexus Corp.*.........................     1,700        45,152
  Pre-Paid Legal Services, Inc.*........     1,700        37,230
  Quanta Services, Inc.*................     2,400        37,032
  R.H. Donnelley Corp.*.................       700        20,335
  Source Information Management Co.*....     2,000        10,660
  StarTek, Inc.*........................     1,300        24,635
  The Management Network
    Group, Inc.*........................     1,800        12,420
  Veritas DGC, Inc.*....................     1,800        33,300
                                                     -----------
                                                         396,550
                                                     -----------

COMMUNICATIONS EQUIPMENT -- 1.3%
  Acterna Corp.*........................     7,700        30,415
  Allen Telecom, Inc.*..................     2,000        17,000
  ANADIGICS, Inc.*......................       900        13,725
  Arris Group, Inc.*....................     1,900        18,544
  Avanex Corp.*.........................     6,600        38,940
  Captaris, Inc.*.......................     3,500        12,915
  Ceradyne, Inc.*.......................     1,700        19,159
  Digi International, Inc.*.............     2,300        14,651
  Ditech Communications Corp.*..........     3,600        21,672

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMMUNICATIONS EQUIPMENT  (CONTINUED)
  DMC Stratex Networks, Inc.*...........     5,700   $    44,346
  Inter-Tel, Inc........................     1,400        26,908
  InterVoice-Brite, Inc.*...............     3,300        42,240
  KVH Industries, Inc.*.................     1,200         7,140
  MasTec, Inc.*.........................     2,400        16,680
  Metawave Communications Corp.*........     3,700        11,544
  Network Equipment
    Technologies, Inc.*.................     3,300        17,985
  North Pittsburgh Systems, Inc.........       800        14,800
  Performance Technologies, Inc.*.......     1,600        21,312
  SBA Communcations Corp.*..............       300         3,906
  SpectraLink Corp.*....................     1,700        29,121
  Stratos Lightwave, Inc.*..............     2,569        15,799
  SymmetriCom, Inc.*....................     1,200         9,132
  Tekelec*..............................     2,400        43,464
  Terayon Communication
    Systems, Inc.*......................     2,500        20,678
  Universal Access Global
    Holdings, Inc.*.....................     3,500        16,415
  ViaSat, Inc.*.........................       900        14,040
                                                     -----------
                                                         542,531
                                                     -----------

COMPUTER EQUIPMENT -- 2.4%
  Adaptec, Inc..........................     2,000        29,000
  Advanced Digital Information Corp.*...     3,100        49,724
  Computer Network Technology Corp.*....     1,200        21,348
  Drexler Technology Corp.*.............     1,000        23,770
  Electronics for Imaging, Inc.*........     2,200        49,082
  Hutchinson Technology, Inc.*..........     1,800        41,796
  Immersion Corp.*......................     2,800        18,868
  Insight Enterprises, Inc.*............     2,100        51,660
  JNI Corp.*............................     1,400        11,634
  Kronos, Inc.*.........................     1,200        58,056
  Maxtor Corp.*.........................     1,900        12,046
  Mentor Graphics Corp.*................     4,900       115,493
  Mercury Computer Systems, Inc.*.......     1,100        43,021
  MTS Systems Corp......................     2,100        21,231
  NeoMagic Corp.*.......................     3,100        10,912
  NYFIX, Inc.*..........................     2,300        46,046
  RadiSys Corp.*........................       700        13,762
  Rainbow Technologies, Inc.*...........     2,600        19,240
  Read-Rite Corp.*......................     8,300        54,863
  Rimage Corp.*.........................     1,200         9,744
  SCM Microsystems, Inc.*...............     2,000        29,280
  Silicon Storage Technology, Inc.*.....     3,600        34,704
  SONICblue, Inc.*......................     4,600        18,584
  Standard Microsystems Corp.*..........       800        12,416
  Systems & Computer Technology
    Corp.*..............................     2,000        20,680
  TALX Corp.............................     1,089        27,203
  Trident Microsystems, Inc.*...........     1,700        13,005
  Verity, Inc.*.........................     2,500        50,625
  Western Digital Corp.*................    17,000       106,590
                                                     -----------
                                                       1,014,383
                                                     -----------

COMPUTER SERVICES -- 1.8%
  3D Systems Corp.*.....................       700         9,975
  Analysts International Corp...........     4,500        18,585
  Avocent Corp.*........................       836        20,273
  Black Box Corp.*......................     1,000        52,880
  Catapult Communications Corp.*........       900        23,454
                                           SHARES      VALUE+
----------------------------------------------------------------
  Computer Horizons Corp.*..............     3,800   $    12,198
  Covansys Corp.*.......................     1,700        15,215
  FactSet Research Systems, Inc.........     1,000        34,950
  Fidelity National Information
    Solutions, Inc.*....................     1,800        18,342
  GTECH Holdings Corp.*.................     1,700        76,993
  Inforte Corp.*........................     1,100        15,367
  Intergraph Corp.*.....................     3,000        41,220
  Manhattan Associates, Inc.*...........     1,700        49,555
  MCSi, Inc.*...........................     1,500        35,175
  netGuru, Inc.*........................       200           400
  NetSolve, Inc.*.......................     1,200        12,600
  Ontrack Data International, Inc.*.....     1,400         9,506
  Overland Data, Inc.*..................     1,500        12,300
  PEC Solutions, Inc.*..................     1,600        60,176
  Pegasus Solutions, Inc.*..............     1,800        25,560
  Pomeroy Computer Resources, Inc.*.....       700         9,450
  Radiant Systems, Inc.*................     1,400        16,100
  Safeguard Scientifics, Inc.*..........     9,400        32,900
  Sykes Enterprises, Inc.*..............     3,600        33,624
  Syntel, Inc.*.........................     1,900        24,567
  Tier Technologies, Inc. Class B*......     1,200        25,872
  Tyler Technologies, Inc.*.............     3,300        15,015
  Viewpoint Corp.*......................     1,700        11,577
  Zomax, Inc.*..........................     1,900        15,181
                                                     -----------
                                                         729,010
                                                     -----------

COMPUTER SOFTWARE -- 4.8%
  Acclaim Entertainment, Inc.*..........       300         1,590
  Activision, Inc.*.....................     2,250        58,523
  Actuate Corp.*........................     3,000        15,810
  Agile Software Corp.*.................     4,800        82,656
  Ansoft Corp.*.........................       700        10,220
  ANSYS, Inc.*..........................     1,100        27,115
  Authentidate Holding Corp.*...........     2,100         8,190
  Avant! Corp.*.........................     1,900        38,931
  Borland Software Corp.*...............     2,500        39,150
  Bottomline Technologies, Inc.*........       800         8,664
  BroadVision, Inc.*....................    17,000        46,580
  Caminus Corp.*........................     1,300        29,900
  CenterSpan Communications Corp.*......     1,000         9,500
  Clarus Corp.*.........................     1,900        11,856
  Concord Communications, Inc.*.........     1,000        20,650
  Datastream Systems, Inc.*.............     6,200        38,254
  Dendrite International, Inc.*.........     2,000        28,060
  Echelon Corp.*........................     2,700        38,232
  Evans & Sutherland Computer Corp.*....     1,400         9,282
  EXE Technologies, Inc.*...............     2,300        11,707
  FalconStor Software, Inc.*............     3,600        32,616
  FileNET Corp.*........................       600        12,174
  HNC Software, Inc.....................     1,600        32,960
  Hypercom Corp.*.......................     2,100        15,750
  Hyperion Solutions Corp.*.............     2,300        45,678
  Identix, Inc.*........................     2,600        37,934
  iManage, Inc.*........................     1,900        14,991
  Indus International, Inc.*............     2,100        15,330
  Infogrames, Inc.*.....................     4,900        34,741
  Informatica Corp.*....................     3,900        56,589
  Inktomi Corp.*........................     5,700        38,247

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  InteliData Technologies Corp.*........     2,700   $     7,641
  Internet Security Systems, Inc.*......     1,000        32,060
  J.D. Edwards & Co.*...................     5,200        85,540
  JDA Software Group, Inc.*.............     1,900        42,465
  Liberate Technologies, Inc.*..........     1,100        12,628
  Macromedia, Inc.*.....................     2,280        40,584
  MapInfo Corp.*........................       950        14,906
  Mercator Software, Inc.*..............     1,800        15,048
  MetaSolv, Inc.*.......................     1,400        11,003
  Micromuse, Inc.*......................     2,900        43,500
  Midway Games, Inc.*...................     2,700        40,527
  Moldflow Corp.*.......................     1,000        14,320
  MRO Software, Inc.*...................       900        21,042
  MSC.Software Corp.*...................     2,000        31,200
  Netegrity, Inc.*......................     1,900        36,784
  NetIQ Corp.*..........................       240         8,462
  Novadigm, Inc.*.......................     2,000        18,980
  ONYX Software Corp.*..................     2,000         7,800
  OTG Software, Inc.*...................     1,900        19,000
  Packeteer, Inc.*......................     1,500        11,055
  Per-Se Technologies, Inc.*............     2,700        29,025
  Peregrine Systems, Inc.*..............     1,178        17,470
  Phoenix Technology Ltd.*..............     1,800        20,952
  Pinnacle Systems, Inc.*...............     5,000        39,700
  PLATO Learning, Inc.*.................     1,066        17,706
  Progress Software Corp.*..............     2,500        43,200
  Red Hat, Inc.*........................    10,200        72,420
  Sanchez Computer Associates, Inc.*....     1,600        13,680
  ScanSoft, Inc.*.......................     3,600        15,480
  Secure Computing Corp.*...............     1,700        34,935
  SERENA Software, Inc.*................     2,000        43,480
  SpeechWorks International, Inc.*......       900        10,125
  SPSS, Inc.*...........................     1,032        18,318
  SS&C Technologies, Inc.*..............     2,400        16,920
  Storage Computer Corp.*...............     2,200        14,080
  Symantec Corp.*.......................       100         6,633
  Take-Two Interactive
    Software, Inc.*.....................     1,600        25,872
  The InterCept Group, Inc.*............     1,100        44,990
  THQ, Inc.*............................       800        38,776
  Transaction Systems Architects, Inc.
    Class A*............................     1,200        14,712
  Ulticom, Inc.*........................     1,200        12,072
  Ultimate Software Group, Inc.*........     2,100         8,169
  VA Software Corp.*....................     5,000        12,250
  Witness Systems, Inc.*................       900        11,988
  Xybernaut Corp.*......................     3,200         7,616
                                                     -----------
                                                       1,976,994
                                                     -----------

CONSTRUCTION MATERIALS -- 0.0%
  U.S. Concrete, Inc.*..................     1,400         9,240
                                                     -----------

CONSUMER PRODUCTS -- 0.6%
  Applied Extrusion
    Technologies, Inc.*.................     1,600        11,392
  Blyth, Inc............................     1,900        44,175
  Central Garden & Pet Co.*.............     1,000         8,460
  Direct Focus, Inc.*...................     1,000        31,200
  Fossil, Inc.*.........................     1,600        33,600
  IDEXX Laboratories, Inc.*.............       900   $    25,659
                                           SHARES      VALUE+
----------------------------------------------------------------
  Playtex Products, Inc.*...............     3,000        29,250
  Russ Berrie & Co., Inc................     1,000        30,000
  The Yankee Candle Co., Inc.*..........     1,600        36,256
                                                     -----------
                                                         249,992
                                                     -----------

CONTAINERS & GLASS -- 0.2%
  Crown Cork & Seal Co., Inc............    10,800        27,432
  Owens-Illinois, Inc.*.................     7,300        72,927
                                                     -----------
                                                         100,359
                                                     -----------

CONTAINERS -- PAPER/PLASTIC -- 0.2%
  AEP Industries, Inc.*.................       400         9,584
  Graphic Packaging International
    Corp.*..............................     2,200        10,670
  Ivex Packaging Corp.*.................     1,000        19,000
  Longview Fibre Co.....................     3,600        42,516
  Rock-Tenn Co. Class A.................     1,200        17,280
                                                     -----------
                                                          99,050
                                                     -----------

DISTRIBUTION/WHOLESALE -- 1.2%
  Advanced Marketing Services, Inc......     1,200        21,900
  Aviall, Inc.*.........................     2,000        15,100
  Bell Microproducts, Inc.*.............     1,700        21,454
  Brightpoint, Inc.*....................     6,700        21,038
  Daisytek International Corp...........     1,000        13,170
  Handleman Co.*........................     1,600        23,760
  Hughes Supply, Inc....................     1,400        43,218
  International Multifoods Corp.........     1,900        45,410
  Keystone Automotive
    Industries, Inc.*...................     1,700        28,781
  Nash-Finch Co.........................     1,200        37,320
  NuCo2, Inc.*..........................     1,000        12,020
  Owens & Minor, Inc....................     2,400        44,400
  ScanSource, Inc.*.....................       600        28,560
  SCP Pool Corp.*.......................     1,550        42,548
  United Natural Foods, Inc.*...........     1,300        32,500
  United Stationers, Inc.*..............     1,000        33,650
  Watsco, Inc...........................     1,200        17,040
                                                     -----------
                                                         481,869
                                                     -----------

DIVERSIFIED OPERATIONS -- 1.9%
  Actuant Corp. Class A.................       600        20,160
  Acuity Brands, Inc....................       800         9,680
  AMERCO*...............................       700        13,174
  Barnes Group, Inc.....................       600        14,394
  Carlisle Cos., Inc....................     1,200        44,376
  Chemed Corp...........................       500        16,950
  Cognex Corp.*.........................       900        23,049
  Cornell Corrections, Inc.*............       800        14,120
  ESCO Technologies, Inc.*..............     1,100        37,939
  Esterline Technologies Corp.*.........     1,700        27,217
  Griffon Corp..........................     2,650        39,750
  Kroll, Inc.*..........................     1,800        27,180
  Lancaster Colony Corp.................       400        14,204
  Lydall, Inc.*.........................     1,800        18,000
  Mathews International Corp.
    Class A.............................     1,400        34,412
  Myers Industries, Inc.................       726         9,910
  NACCO Industries, Inc. Class A........       300        17,037
  PerkinElmer, Inc......................       933        32,674
  Sensient Technologies Corp............     2,800        58,268
  SPS Technologies, Inc.*...............       800        27,936

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
DIVERSIFIED OPERATIONS  (CONTINUED)
  Standex International Corp............       600   $    13,050
  Sturm, Ruger & Co., Inc...............     2,700        32,346
  Tredegar Corp.........................     2,700        51,300
  Trinity Industries, Inc...............       700        19,019
  U.S. Industries, Inc..................     3,100         7,936
  Universal Corp........................       600        21,846
  UNOVA, Inc.*..........................     5,000        29,000
  UQM Technologies, Inc.*...............     1,700         9,248
  Vector Group Ltd......................     1,324        43,493
  Volt Information Sciences, Inc.*......     1,100        18,810
  Walter Industries, Inc................     2,800        31,668
  World Fuel Services Corp..............       900        16,470
  Zoltek Cos., Inc.*....................     2,400         5,688
                                                     -----------
                                                         800,304
                                                     -----------

EDUCATION -- 0.8%
  Career Education Corp.*...............     1,600        54,848
  Education Management Corp.*...........       900        32,625
  ITT Educational Services, Inc.*.......     1,000        36,870
  Learning Tree International, Inc.*....     1,200        33,480
  Renaissance Learning, Inc.*...........     1,400        42,658
  Strayer Education, Inc................     1,600        77,952
  Sylvan Learning Systems, Inc.*........     2,100        46,347
                                                     -----------
                                                         324,780
                                                     -----------

ELECTRICAL EQUIPMENT -- 2.7%
  Advanced Energy Industries, Inc.*.....     1,900        50,616
  American Technical Ceramics Corp.*....     1,200        12,336
  Artesyn Technologies, Inc.*...........     2,200        20,482
  Avid Technology, Inc.*................     1,300        15,795
  Belden, Inc...........................     2,300        54,165
  C&D Technologies, Inc.................     1,300        29,705
  Cable Design Technologies Corp.*......     3,100        42,408
  Celeritek, Inc.*......................     1,200        16,068
  Checkpoint Systems, Inc.*.............     3,000        40,200
  Cohu, Inc.............................     1,000        19,750
  Credence Systems Corp.*...............     1,080        20,056
  FLIR Systems, Inc.*...................     2,200        83,424
  Genlyte Group, Inc.*..................     1,400        41,664
  Helix Technology Corp.................     1,100        24,805
  Input/Output, Inc.*...................     2,600        21,346
  Intermagnetics General Corp...........     1,010        26,159
  Lincoln Electric Holdings, Inc........     4,300       105,092
  Littelfuse, Inc.*.....................     2,000        52,480
  LTX Corp.*............................     2,400        50,256
  Meade Instruments Corp.*..............     3,300        11,814
  Measurement Specialties, Inc.*........       800         7,528
  Microchip Technology, Inc.*...........       477        18,479
  ParkerVision, Inc.*...................     1,000        21,000
  Paxar Corp.*..........................     2,500        35,500
  Photon Dynamics, Inc.*................       900        41,085
  Power Integrations, Inc.*.............     2,700        61,668
  PRI Automation, Inc.*.................     1,200        24,540
  Rogers Corp.*.........................       900        27,270
  SBS Technologies, Inc.*...............       600         8,742
  Seitel, Inc.*.........................     2,000        27,200
  SIPEX Corp.*..........................       900   $    11,565
  Spectrian Corp.*......................       700         7,721
                                           SHARES      VALUE+
----------------------------------------------------------------
  UCAR International, Inc.*.............     3,300        35,310
  Veeco Instruments, Inc.*..............     1,000        36,050
  Vicor Corp.*..........................     1,800        29,160
  Woodhead Industries, Inc..............       600         9,528
                                                     -----------
                                                       1,140,967
                                                     -----------

ELECTRONICS -- 5.7%
  Actel Corp.*..........................     1,400        27,874
  ADE Corp.*............................       700         7,000
  Aeroflex, Inc.*.......................     2,400        45,432
  Alliance Semiconductor Corp.*.........     2,100        25,368
  Alpha Industries, Inc.*...............     2,200        47,960
  Alpha Technologies Group, Inc.*.......     1,300         5,200
  American Superconductor Corp.*........     1,600        19,616
  AMETEK, Inc...........................     1,300        41,457
  Analogic Corp.........................       300        11,553
  Anixter International, Inc.*..........     1,100        31,911
  Artisan Components, Inc.*.............     1,000        15,800
  AstroPower, Inc.*.....................     1,000        40,430
  Asyst Technologies, Inc.*.............     2,000        25,520
  ATMI, Inc.*...........................     1,500        35,775
  Audiovox Corp. Class A*...............     2,600        19,396
  Avnet, Inc............................     1,799        45,821
  Axsys Technologies, Inc.*.............       700         7,000
  AXT, Inc..............................     1,900        27,417
  Benchmark Electronics, Inc.*..........     1,100        20,856
  Brooks Automation, Inc.*..............     1,000        40,670
  ChipPAC, Inc.*........................     1,300         9,646
  Cirrus Logic, Inc.*...................     2,200        29,084
  Coherent, Inc.*.......................     1,100        34,012
  CTS Corp..............................     1,400        22,260
  Cubic Corp............................       500        25,680
  Cymer, Inc.*..........................     1,800        48,114
  Daktronics, Inc.*.....................     1,000         8,450
  DSP Group, Inc.*......................     1,300        30,238
  DuPont Photomasks, Inc.*..............       900        39,105
  Elantec Semiconductor, Inc.*..........     1,100        42,240
  Electro Scientific
    Industries, Inc.*...................     1,600        48,016
  Electroglas, Inc.*....................     1,700        25,109
  EMCORE Corp.*.........................     2,500        33,625
  Energy Conversion Devices, Inc.*......     1,700        32,249
  ESS Technology, Inc...................     2,500        53,150
  Exar Corp.*...........................     1,600        33,360
  Excel Technology, Inc.*...............     1,100        19,140
  Frequency Electronics, Inc............       900        12,600
  GlobespanVirata, Inc.*................     3,000        38,850
  II-VI, Inc.*..........................       800        13,784
  InFocus Corp.*........................     3,900        85,878
  Integrated Silicon Solution, Inc.*....     1,000        12,240
  Interlogix, Inc.*.....................     1,400        54,138
  Itron, Inc.*..........................       800        24,240
  IXYS Corp.*...........................     1,300        10,517
  JMAR Technologies, Inc.*..............     2,200         6,578
  Kopin Corp.*..........................     3,800        53,200
  LeCroy Corp.*.........................       500         9,100
  Lifeline Systems, Inc.*...............       900        21,537
  LSI Logic Corp.*......................       975        15,385

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  MagneTek, Inc.*.......................     1,200   $    10,812
  Merix Corp.*..........................     1,050        18,112
  Methode Electronics, Inc. Class A.....     1,700        13,600
  Microsemi Corp.*......................       800        23,760
  MKS Instruments, Inc.*................     2,200        59,466
  Molecular Devices Corp.*..............     1,270        26,505
  Nanometrics, Inc.*....................       800        15,520
  Newport Corp..........................     2,200        42,416
  Nu Horizons Electronics Corp.*........       900         9,252
  Numerical Technologies, Inc.*.........     1,300        45,760
  Oak Technology, Inc.*.................     1,200        16,500
  Park Electrochemical Corp.............       600        15,840
  Parlex Corp.*.........................       800        12,600
  Pericom Semiconductor Corp.*..........     1,500        21,750
  Photronics, Inc.*.....................     2,400        75,240
  Pioneer-Standard Electronics, Inc.....     2,200        27,940
  Planar Systems, Inc.*.................       500        10,550
  PLX Technology, Inc.*.................     1,400        17,654
  QuickLogic Corp.*.....................     2,500        12,500
  Rambus, Inc.*.........................     7,000        55,930
  Recoton Corp.*........................       700         9,520
  Richardson Electronics, Ltd...........     1,100        13,310
  Sage, Inc.*...........................       800        29,656
  Siliconix, Inc.*......................       600        16,452
  Spectrum Control, Inc.*...............     1,200         6,300
  Superconductor Technologies, Inc.*....     2,700        17,550
  Supertex, Inc.*.......................       700        12,257
  Technitrol, Inc.......................     1,700        46,954
  Three-Five Systems, Inc.*.............       600         9,546
  TranSwitch Corp.*.....................     2,600        11,700
  Trimble Navigation Ltd.*..............     2,300        37,283
  Ultimate Electronics, Inc.*...........       800        24,000
  Ultratech Stepper, Inc.*..............     1,800        29,736
  Universal Electronics, Inc.*..........       700        12,047
  Valence Technology, Inc.*.............     2,000         6,740
  Vialta, Inc. Class A*.................     1,928         2,390
  Vishay Intertechnology, Inc.*.........       619        12,071
  White Electronic Designs Corp.*.......     2,700        16,605
  Wilson Greatbatch
    Technologies, Inc.*.................       500        18,050
  Xicor, Inc.*..........................     1,300        14,430
  Zoran Corp.*..........................     1,200        39,168
                                                     -----------
                                                       2,351,053
                                                     -----------
ENERGY -- 0.2%
  BayCorp Holdings Ltd.*................     1,200        11,280
  Covanta Energy Corp.*.................     1,500         6,780
  KFx, Inc.*............................     3,500        10,465
  PNM Resources, Inc....................     1,200        33,540
  Syntroleum Corp.*.....................     3,000        21,300
  Watts Industries, Inc. Class A........       700        10,500
                                                     -----------
                                                          93,865
                                                     -----------

ENVIROMENTAL SERVICES -- 0.5%
  Calgon Carbon Corp....................     3,100        25,885
  Duratek, Inc.*........................     1,900         8,493
  Headwaters, Inc.*.....................     3,500        40,110
                                           SHARES      VALUE+
----------------------------------------------------------------
  Rollins, Inc..........................     1,500   $    30,000
  Stericycle, Inc.*.....................     1,600        97,408
                                                     -----------
                                                         201,896
                                                     -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................     1,700        53,295
                                                     -----------

FINANCIAL SERVICES -- 2.5%
  Actrade Financial Technologies
    Ltd.*...............................       500        14,725
  Advanta Corp. Class A.................     1,000         9,940
  Advanta Corp. Class B.................       900         8,190
  American Capital Strategies Ltd.......     1,400        39,690
  AmeriServ Financial, Inc..............     2,700        12,960
  Ameritrade Holding Corp. Class A*.....     6,900        40,848
  BlackRock, Inc.*......................       500        20,850
  Cash America International, Inc.......     1,500        12,750
  City Holding Co.......................     1,200        14,448
  CoBiz, Inc............................     1,050        14,175
  Coinstar, Inc.*.......................     1,500        37,500
  CompuCredit Corp.*....................     4,700        55,272
  Credit Acceptance Corp.*..............     2,100        18,690
  Digital Insight Corp.*................       600        13,416
  DVI, Inc.*............................       900        15,480
  Financial Federal Corp.*..............     3,000        93,750
  First Albany Cos., Inc................     1,042         6,354
  First Commonwealth Financial Corp.....     3,500        40,320
  Hoenig Group, Inc.*...................       900         9,432
  Interactive Data Corp.................     5,000        70,700
  Irwin Financial Corp..................     1,100        18,700
  Jefferies Group, Inc..................     2,400       101,544
  Ladenburg Thalmann Financial
    Services, Inc.*.....................       461           401
  National Processing, Inc.*............     1,000        32,500
  New Century Financial Corp.*..........     1,500        20,295
  Resource America, Inc.................     1,400        13,076
  Siebert Financial Corp.*..............     1,400         5,810
  Sky Financial Group, Inc..............       601        12,224
  South Financial Group, Inc............     2,500        44,375
  Southwest Bancorporation of
    Texas, Inc.*........................     1,300        39,351
  Stifel Financial Corp.................     1,100        11,550
  Susquehanna Bancshares, Inc...........     2,000        41,700
  SWS Group, Inc........................     1,034        26,315
  UICI*.................................     3,800        51,300
  WFS Financial, Inc.*..................     1,200        28,812
  World Acceptance Corp.*...............     3,800        27,740
                                                     -----------
                                                       1,025,183
                                                     -----------

FOOD & BEVERAGES -- 1.5%
  American Italian Pasta Co.
    Class A*............................       900        37,827
  American States Water Co..............       900        31,455
  Aurora Foods, Inc.*...................     4,000        20,200
  Corn Products International, Inc......       400        14,100
  Del Monte Foods Co.*..................     2,500        21,275
  Dole Food Co., Inc....................     1,100        29,513
  Dreyer's Grand Ice Cream, Inc.........       600        23,106
  Fleming Cos., Inc.....................     1,000        18,500
  Flowers Foods, Inc.*..................       800        31,936
  Gum Tech International, Inc.*.........     1,400         9,660
  Hain Celestial Group, Inc.*...........     1,379        37,867

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
FOOD & BEVERAGES  (CONTINUED)
  Interstate Bakeries Corp..............     1,200   $    29,016
  Lance, Inc............................     2,000        28,580
  Monterey Pasta Co.*...................     1,600        11,936
  Panera Bread Co. Class A*.............       500        26,020
  Performance Food Group Co.*...........     2,800        98,476
  Pilgrim's Pride Corp..................     1,400        18,970
  Ralcorp Holdings, Inc.*...............     1,500        34,050
  Scheid Vineyards, Inc. Class A*.......       100           310
  Tasty Baking Co.......................       800        14,160
  The Boston Beer Co., Inc. Class A*....       900        15,435
  The Robert Mondavi Corp. Class A*.....       500        19,000
  Triarc Cos., Inc.*....................     2,000        48,600
                                                     -----------
                                                         619,992
                                                     -----------

FOREST & PAPER PRODUCTS -- 0.5%
  Buckeye Technologies, Inc.*...........     1,700        19,550
  Caraustar Industries, Inc.............       800         5,544
  Chesapeake Corp.......................     1,100        30,591
  Deltic Timber Corp....................       400        10,960
  P.H. Glatfelter Co....................     3,400        52,972
  Pope & Talbot, Inc....................       700         9,975
  Schweitzer-Mauduit
    International, Inc..................       800        19,000
  Universal Forest Products, Inc........     2,000        41,860
  Wausau-Mosinee Paper Corp.............     2,600        31,460
                                                     -----------
                                                         221,912
                                                     -----------

FUNERAL SERVICES -- 0.1%
  Stewart Enterprises, Inc. Class A.....     6,500        38,935
                                                     -----------

HEALTH CARE -- BIOTECHNOLOGY -- 3.9%
  Advanced Tissue Sciences, Inc.*.......     1,800         7,848
  Alexion Pharmaceuticals, Inc.*........       300         7,332
  Arena Pharmaceuticals, Inc.*..........     1,700        20,451
  ArQule, Inc.*.........................       800        13,600
  Avigen, Inc.*.........................     1,300        14,963
  Aviron*...............................       500        24,865
  Bio-Technology General Corp.*.........     2,800        23,044
  BioCryst Pharmaceuticals, Inc.*.......     3,000        11,880
  BioMarin Pharmaceutical, Inc.*........     3,500        47,040
  BioSource International, Inc.*........     1,500        12,450
  BioTransplant, Inc.*..................     1,900        16,815
  Cambrex Corp..........................     1,000        43,600
  Cell Genesys, Inc.*...................     1,000        23,240
  Conceptus, Inc.*......................     1,300        30,680
  Corvas International, Inc.*...........     1,400         9,170
  Cryolife, Inc.*.......................     1,150        34,500
  CUNO, Inc.*...........................     1,000        30,500
  CuraGen Corp.*........................     2,400        53,688
  CYTOGEN Corp.*........................     3,000         9,030
  Digene Corp.*.........................       800        23,600
  Dyax Corp.*...........................     1,100        12,067
  Emisphere Technologies, Inc.*.........       600        19,146
  EntreMed, Inc.*.......................       700         5,915
  Enzo Biochem, Inc.....................     1,575        37,013
  Genaera Corp.*........................     3,300        12,870
  Gene Logic, Inc.*.....................     1,300        24,492
  Genome Therapeutics Corp.*............     1,600        10,896
                                           SHARES      VALUE+
----------------------------------------------------------------
  Genta, Inc.*..........................     2,300   $    32,729
  Genzyme Corp.*........................       456        27,296
  Genzyme Transgenics Corp.*............     2,000        11,640
  Guilford Pharmaceuticals, Inc.*.......     1,800        21,600
  Harvard Bioscience, Inc.*.............     2,100        20,874
  Hemispherx Biopharma, Inc.*...........     3,100        13,950
  Immunomedics, Inc.*...................     2,500        50,650
  Incyte Genomics, Inc.*................     1,300        25,428
  Insmed, Inc.*.........................     3,600        13,752
  Integra LifeSciences Holdings*........     1,600        42,144
  InterMune, Inc.*......................       500        24,630
  Interpore International, Inc.*........     1,500        12,480
  Lexicon Genetics, Inc.*...............     3,100        35,774
  Martek Biosciences Corp.*.............     1,200        26,100
  Matritech, Inc.*......................     3,100         8,827
  Maxygen, Inc.*........................     2,000        35,140
  Myriad Genetics, Inc.*................       700        36,848
  Nanogen, Inc.*........................     2,100        12,117
  NeoRx Corp.*..........................     3,200        18,464
  Neose Technologies, Inc.*.............       800        29,296
  Northfield Laboratories, Inc.*........       900         7,723
  Novavax, Inc.*........................     2,000        28,200
  Organogenesis, Inc.*..................     2,600        12,480
  Pharmaceutical Product
    Development, Inc.*..................     4,800       155,088
  Progenics Pharmaceuticals, Inc.*......       600        11,082
  Regeneron Pharmaceuticals, Inc.*......       800        22,528
  Sequenom, Inc.*.......................     3,000        32,010
  Serologicals Corp.*...................     2,400        51,600
  Strategic Diagnostics, Inc.*..........     1,500        10,650
  Synaptic Pharmaceutical Corp.*........     1,600         9,632
  Tanox, Inc.*..........................     2,200        40,705
  Texas Biotechnology Corp.*............     2,000        13,000
  Titan Pharmaceuticals, Inc.*..........     1,400        13,734
  Transkaryotic Therapies, Inc.*........     1,100        47,080
  Trimeris, Inc.*.......................       800        35,976
  V.I. Technologies, Inc.*..............     2,300        15,985
  Vical, Inc.*..........................       500         6,120
  Vion Pharmaceuticals, Inc.*...........     2,600        11,466
  VISX, Inc.*...........................     1,000        13,250
                                                     -----------
                                                       1,618,743
                                                     -----------

HEALTH CARE -- DRUGS -- 3.2%
  Accredo Health, Inc.*.................     1,300        51,610
  Alpharma, Inc. Class A................       600        15,870
  Amylin Pharmaceuticals, Inc.*.........     1,300        11,882
  Aphton Corp.*.........................     1,600        23,360
  ARIAD Pharmaceuticals, Inc.*..........     2,200        11,726
  Atrix Laboratories, Inc.*.............     1,100        22,671
  AVANIR Pharmaceuticals Class A*.......     5,200        22,152
  AVANT Immunotherapeutics, Inc.*.......     2,700        10,827
  Barr Laboratories, Inc.*..............       999        79,281
  Bradley Pharmaceuticals, Inc.
    Class A*............................       700        14,525
  Cell Therapeutics, Inc.*..............     1,400        33,796
  Cephalon, Inc.*.......................       333        25,170
  CIMA Labs, Inc.*......................     1,000        36,150
  CollaGenex Pharmaceuticals, Inc.*.....     1,500        12,150
  Connetics Corp.*......................     3,000        35,700
  Corixa Corp.*.........................       901        13,578

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
HEALTH CARE -- DRUGS (CONTINUED)
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Cubist Pharmaceuticals, Inc.*.........     1,400   $    50,344
  CV Therapeutics, Inc.*................       600        31,212
  D & K Healthcare Resources, Inc.......       300        17,085
  DUSA Pharmaceuticals, Inc.*...........       700         5,635
  Endo Pharmaceuticals
    Holdings, Inc.*.....................     2,400        28,008
  ILEX Oncology, Inc.*..................       800        21,632
  ImmunoGen, Inc.*......................     1,000        16,580
  Impax Laboratories, Inc.*.............     2,300        30,912
  Inhale Therapeutic Systems, Inc.*.....     1,600        29,680
  Interneuron Pharmaceuticals, Inc.*....     2,600        28,834
  Isis Pharmaceuticals, Inc.*...........     2,900        64,351
  K-V Pharmaceutical Co. Class A*.......     1,100        32,450
  Kos Pharmaceuticals, Inc.*............     1,200        41,520
  Ligand Pharmaceuticals, Inc.
    Class B*............................     1,100        19,690
  Maxim Pharmaceuticals, Inc.*..........     2,000        13,800
  Miravant Medical Technologies*........     1,900        18,259
  Nabi*.................................     3,400        35,088
  NaPro BioTherapeutics, Inc.*..........     1,400        15,960
  NeoPharm, Inc.........................       660        16,533
  Neurocrine Biosciences, Inc.*.........     1,000        51,310
  Neurogen Corp.*.......................       900        15,732
  NPS Pharmaceuticals, Inc.*............       500        19,150
  Orphan Medical, Inc.*.................       800        10,520
  OSI Pharmaceuticals, Inc.*............     1,100        50,314
  Penwest Pharmaceuticals Co.*..........       800        16,040
  Pharmaceutical Resources, Inc.*.......     1,500        50,700
  Pharmacopeia, Inc.*...................     1,200        16,668
  Pharmacyclics, Inc.*..................     1,500        14,910
  Sheffield Pharmaceuticals, Inc.*......     2,800        13,132
  SuperGen, Inc.*.......................       800        11,456
  Triangle Pharmaceuticals, Inc.*.......     5,400        21,654
  Tularik, Inc.*........................     1,000        24,020
  United Therapeutics Corp.*............     1,000        10,410
  Vertex Pharmaceuticals, Inc.*.........       558        13,721
  ViroPharma, Inc.*.....................       800        18,360
  VIVUS, Inc.*..........................     3,200        15,584
  Women First HealthCare, Inc.*.........     1,300        12,987
                                                     -----------
                                                       1,324,689
                                                     -----------

HEALTH CARE -- PRODUCTS -- 4.3%
  1-800 CONTACTS, Inc.*.................       500         6,220
  Abaxis, Inc.*.........................     2,800        15,988
  ABIOMED, Inc.*........................     1,200        18,984
  American Medical Systems
    Holdings, Inc.*.....................     1,700        35,173
  Aradigm Corp.*........................     2,700        19,170
  Arrow International, Inc..............     1,100        43,934
  ArthroCare Corp.*.....................       700        12,551
  ATS Medical, Inc.*....................     2,200        11,660
  AVI BioPharma, Inc.*..................     2,300        25,115
  Biosite Diagnostics, Inc.*............       700        12,859
  Bone Care International, Inc.*........       600        10,278
  BriteSmile, Inc.*.....................     2,500        12,500
  Cardiac Science, Inc.*................     3,800        16,910
  CardioDynamics International Corp.*...     2,300        15,203
  Cerus Corp.*..........................     1,100        50,325
  Cholestech Corp.*.....................     1,700        33,677
  Closure Medical Corp.*................       700        16,352
                                           SHARES      VALUE+
----------------------------------------------------------------
  Colorado MEDtech, Inc.*...............     2,500   $     7,374
  CONMED, Corp.*........................     1,650        32,934
  Cooper Cos., Inc......................     2,800       139,944
  COR Therapeutics, Inc.*...............     1,000        23,930
  Cyberonics, Inc.*.....................     1,300        34,489
  Cygnus, Inc.*.........................     1,700         8,925
  Cytyc Corp.*..........................     1,900        49,590
  Datascope Corp........................       900        30,528
  Diagnostic Products Corp..............     1,200        52,740
  Diametrics Medical, Inc.*.............     2,700        15,282
  Endocare, Inc.*.......................     1,000        17,930
  Fusion Medical Technologies, Inc.*....     1,700         9,741
  Haemonetics Corp.*....................     1,600        54,272
  Hanger Orthopedic Group, Inc.*........     2,100        12,600
  Henry Schein, Inc.*...................       800        29,624
  I-STAT Corp.*.........................     1,300        10,257
  ICU Medical, Inc.*....................       500        22,250
  Implant Sciences Corp.*...............       300         4,221
  Inspire Pharmaceuticals, Inc.*........     1,000        14,090
  Invacare Corp.........................     1,400        47,194
  Inverness Medical
    Innovations, Inc.*..................       420         7,581
  Johnson & Johnson.....................     1,246        73,639
  Kensey Nash Corp.*....................       600        10,800
  La Jolla Pharmaceutical Co.*..........     1,900        16,986
  Laser Vision Centers, Inc.*...........     3,100         6,417
  Lifecore Biomedical, Inc.*............     1,400        15,596
  Luminex Corp.*........................     1,400        23,744
  Medical Action Industries, Inc.*......       900        13,950
  Mentor Corp...........................     1,200        34,272
  Meridian Bioscience, Inc.*............     2,000        12,045
  Merit Medical Systems, Inc.*..........     2,000        37,360
  MGI Pharma, Inc.*.....................       500         7,640
  Nastech Pharmaceutical Co., Inc.*.....       900        13,950
  North American Scientific, Inc.*......       900        12,060
  Noven Pharmaceuticals, Inc.*..........     1,300        23,075
  Novoste Corp.*........................       800         6,992
  Ocular Sciences, Inc.*................     1,200        27,960
  Orapharma, Inc.*......................     1,900         8,531
  OraSure Technologies, Inc.*...........     2,600        31,590
  ORATEC Interventions, Inc.*...........     1,400         9,058
  OrthoLogic Corp.*.....................     3,000        14,670
  Perrigo Co.*..........................     2,900        34,278
  PolyMedica Corp.*.....................     1,000        16,600
  Possis Medical, Inc.*.................     1,200        20,904
  PSS World Medical, Inc.*..............     5,700        46,512
  Quidel Corp.*.........................     2,000        15,380
  Respironics, Inc.*....................     1,200        41,568
  SangStat Medical Corp.*...............     1,400        27,496
  Sola International, Inc.*.............     1,400        27,160
  The Med-Design Corp.*.................       600        11,820
  Theragenics Corp.*....................     1,800        17,748
  Thoratec Laboratories Corp.*..........     2,102        35,734
  TriPath Imaging, Inc.*................     1,400        10,542
  Urologix, Inc.*.......................       700        14,035
  Ventana Medical Systems, Inc.*........     1,300        29,406
  Vital Signs, Inc......................       400        13,960
  West Pharmaceutical Services, Inc.....     1,100        29,260
  Zoll Medical Corp.*...................       400        15,576
                                                     -----------
                                                       1,790,709
                                                     -----------

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)

HEALTH CARE -- SERVICES -- 2.7%
  Albany Molecular Research, Inc.*......     1,700   $    45,033
  AmeriPath, Inc.*......................       700        22,407
  AmSurg Corp.*.........................     1,200        32,616
  Beverly Enterprises, Inc.*............     5,100        43,860
  Boron, LePore & Associates, Inc.*.....     1,200        16,548
  Celera Genomics Group -- Applera
    Corp.*..............................       501        13,372
  Cerner Corp.*.........................       700        34,951
  CHRONIMED, Inc.*......................     1,500         9,600
  Covance, Inc.*........................     1,100        24,970
  Coventry Health Care, Inc.*...........     1,200        23,940
  DaVita, Inc.*.........................     1,600        39,120
  DIANON Systems, Inc.*.................       384        23,347
  Hooper Holmes, Inc....................     4,000        35,800
  IDX Systems Corp.*....................     1,400        18,214
  IGEN International, Inc.*.............     1,200        48,120
  IMPATH, Inc.*.........................       800        35,608
  InterDent, Inc.*......................       150           130
  Kendle International, Inc.*...........     2,300        46,368
  LCA-Vision, Inc.*.....................       400           352
  LifePoint, Inc.*......................     3,800        11,780
  Magellan Health Services, Inc.*.......     1,300         8,255
  MedQuist, Inc.*.......................     1,800        52,650
  Mid Atlantic Medical
    Services, Inc.*.....................     1,900        43,130
  MIM Corp.*............................     2,600        46,280
  PacifiCare Health Systems, Inc.*......     2,400        38,400
  PAREXEL International Corp.*..........     2,200        31,570
  Pediatrix Medical Group, Inc.*........       800        27,136
  Province Healthcare Co.*..............     1,900        58,634
  Radiologix, Inc.*.....................     2,000        20,300
  RehabCare Group, Inc.*................       900        26,640
  Res-Care, Inc.*.......................     1,700        15,045
  Sierra Health Services, Inc.*.........     2,200        17,820
  STERIS Corp.*.........................     1,300        23,751
  Sunrise Assisted Living, Inc.*........     1,500        43,665
  Syncor International Corp.*...........     1,200        34,368
  The TriZetto Group, Inc.*.............     3,100        40,672
  U.S. Physical Therapy, Inc.*..........       600         9,696
  US Oncology, Inc.*....................     6,600        49,764
  VitalWorks, Inc.*.....................     2,700        15,255
                                                     -----------
                                                       1,129,167
                                                     -----------

HOUSEHOLD PRODUCTS -- 0.4%
  Applica, Inc.*........................     1,400        12,614
  Bassett Furniture Industries, Inc.....       600         8,406
  Church & Dwight Co., Inc..............     1,600        42,608
  Enesco Group, Inc.*...................     1,500         9,450
  Kimball International, Inc.
    Class B.............................     1,100        16,665
  Oneida Ltd............................     1,500        19,425
  Quaker Fabric Corp.*..................     2,400        19,944
  Restoration Hardware, Inc.*...........     1,900        16,986
  Salton, Inc.*.........................       700        13,216
  Sunbeam Corp.*........................     2,000           102
                                                     -----------
                                                         159,416
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

INSTRUMENTS -- SCIENTIFIC -- 0.4%
  Advanced Neuromodulation
    Systems, Inc.*......................       500   $    17,625
  Datum, Inc.*..........................       900        12,474
  Endocardial Solutions, Inc.*..........     2,100        11,130
  FEI Co.*..............................     1,400        44,114
  Microvision, Inc.*....................       500         7,120
  SurModics, Inc.*......................       800        29,168
  Therma-Wave, Inc.*....................     1,900        28,348
  Visionics Corp.*......................     1,700        24,531
  X-Rite, Inc...........................     1,300        11,063
                                                     -----------
                                                         185,573
                                                     -----------

INSURANCE -- 2.6%
  Alfa Corp.............................     1,100        24,684
  Argonaut Group, Inc...................     1,700        33,269
  Arthur J. Gallagher & Co..............       800        27,592
  Brown & Brown, Inc....................     1,200        32,760
  Citizens, Inc. Class A................     1,800        22,770
  CNA Surety Corp.......................     4,400        68,200
  Cobalt Corp.*.........................     1,900        12,122
  Crawford & Co. Class A................       800         6,992
  Crawford & Co. Class B................     1,300        15,236
  Danielson Holding Corp.*..............     1,900         8,436
  Delphi Financial Group, Inc.
    Class A.............................       600        19,980
  FBL Financial Group, Inc. Class A.....     1,000        16,680
  FPIC Insurance Group, Inc.*...........     1,400        20,860
  Fremont General Corp..................     5,600        43,792
  Great American Financial
    Resources, Inc......................       100         1,875
  Harleysville Group, Inc...............     2,900        69,281
  HCC Insurance Holdings, Inc...........     1,000        27,550
  Hilb, Rogal & Hamilton Co.............       800        44,840
  Horace Mann Educators Corp............     2,000        42,440
  LandAmerica Financial Group, Inc......     1,100        31,570
  Ohio Casualty Corp....................     2,400        38,520
  Philadelphia Consolidated Holding
    Corp.*..............................     1,300        49,023
  Presidential Life Corp................     2,100        43,176
  ProAssurance Corp.*...................     1,800        31,644
  RLI Corp..............................     1,000        45,000
  RTW, Inc.*............................       500           560
  Selective Insurance Group, Inc........     1,500        32,595
  State Auto Financial Corp.............     2,700        43,848
  Stewart Information Services Corp.*...     1,500        29,625
  The Commerce Group, Inc...............       700        26,383
  The First American Corp...............     2,000        37,480
  Trenwick Group Ltd....................       900         9,153
  Triad Guaranty, Inc.*.................       900        32,643
  Universal American Financial Corp.*...     3,100        21,049
  Vesta Insurance Group, Inc............     2,100        16,800
  W.R. Berkley Corp.....................       500        26,850
  Zenith National Insurance Corp........       500        13,970
                                                     -----------
                                                       1,069,248
                                                     -----------

INTERNET SERVICES -- 3.1%
  Akamai Technologies, Inc.*............     9,200        54,648
  Alloy Online, Inc.*...................     2,100        45,213
  Answerthink, Inc.*....................     4,100        26,773
  CACI International, Inc. Class A*.....     1,200        47,382
  Clarent Corp.*........................     1,600         8,592

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INTERNET SERVICES  (CONTINUED)
  Commerce One, Inc.*...................     8,600   $    30,702
  Critical Path, Inc.*..................     5,000        13,700
  Digital River, Inc.*..................     3,400        54,128
  Entrust Technologies, Inc.*...........     3,100        31,589
  ePresence, Inc.*......................     3,500        14,665
  F5 Networks, Inc.*....................       900        19,386
  GenesisIntermedia, Inc................     1,100         6,490
  Hollywood Media Corp.*................     2,500        16,475
  HotJobs.com Ltd.*.....................     3,700        38,443
  iGATE Capital Corp.*..................     2,000         8,200
  Interwoven, Inc.*.....................     5,200        50,648
  ITXC Corp.*...........................     3,600        25,884
  marchFIRST, Inc.*.....................     7,700             7
  Multex.com, Inc.*.....................     4,500        20,250
  National Information
    Consortium, Inc.*...................     3,300        10,494
  Neoforma, Inc.*.......................     1,300        37,895
  Net2Phone, Inc.*......................     1,400         9,450
  NetRatings, Inc.*.....................     2,300        36,064
  Opticnet, Inc.*.......................       200             0
  Overture Services, Inc.*..............     1,600        56,688
  PC-Tel, Inc.*.........................     1,300        12,623
  Priceline.com, Inc.*..................     5,000        29,100
  Quovadx, Inc.*........................     2,300        21,045
  Real Networks, Inc.*..................     6,400        38,016
  Redback Networks, Inc.*...............    12,700        50,165
  Register.com, Inc.*...................     2,700        31,050
  RSA Security, Inc.*...................     2,300        40,158
  S1 Corp.*.............................     3,400        55,012
  Saba Software, Inc.*..................     1,800         9,396
  Selectica, Inc.*......................     3,600        21,780
  SkillSoft Corp.*......................     1,300        33,696
  SportsLine.com, Inc.*.................     2,100         6,132
  Stellent, Inc.*.......................     1,600        47,296
  Travelocity.com, Inc.*................     1,000        28,710
  Tumbleweed Communications Corp.*......     2,400        14,256
  United Online, Inc.*..................     3,200        13,440
  Vitria Technology, Inc.*..............     9,100        58,149
  WatchGuard Technologies, Inc.*........     1,600        10,416
  webMethods, Inc.*.....................     3,000        50,280
  Websense, Inc.*.......................     1,400        44,898
  WorldGate Communications, Inc.*.......     2,800         7,000
  ZixIt Corp.*..........................     2,200        11,132
                                                     -----------
                                                       1,297,516
                                                     -----------

LEISURE -- 2.0%
  AMC Entertainment, Inc.*..............     1,600        19,200
  American Classic Voyages Co.*.........       600             3
  Argosy Gaming Co.*....................     1,400        45,528
  Aztar Corp.*..........................       800        14,640
  Bally Total Fitness Holding Corp.*....     1,200        25,872
  Boca Resorts, Inc. Class A*...........     4,200        55,020
  Boyd Gaming Corp.*....................     1,900        12,350
  Championship Auto Racing
    Teams, Inc.*........................     1,500        24,135
  Choice Hotels International, Inc.*....     2,600        57,590
  Churchill Downs, Inc..................     1,000        36,970
  Crestline Capital Corp.*..............     1,100        34,166
  Dover Downs Entertainment, Inc........     1,000        15,300
                                           SHARES      VALUE+
----------------------------------------------------------------
  Gaylord Entertainment Co.*............     2,000   $    49,200
  Hollywood Casino Corp. Class A*.......     1,500        15,750
  International Game Technology*........       400        27,320
  Isle of Capri Casinos, Inc.*..........     1,800        24,084
  K2, Inc.*.............................     1,800        12,978
  MTR Gaming Group, Inc.*...............     2,500        40,000
  Multimedia Games, Inc.*...............       500        18,995
  Penn National Gaming, Inc.*...........       800        24,272
  Prime Hospitality Corp.*..............     4,500        49,725
  Scientific Games Corp. Class A*.......     2,400        21,000
  Shuffle Master, Inc.*.................     1,650        25,856
  Speedway Motorsports, Inc*............     1,300        32,864
  Station Casinos, Inc.*................     4,600        51,474
  Topps Co., Inc.*......................     3,000        36,450
  Vail Resorts, Inc.*...................     1,400        24,822
  WMS Industries, Inc.*.................     1,600        32,000
                                                     -----------
                                                         827,564
                                                     -----------

MACHINERY -- 2.5%
  A.O. Smith Corp.......................       700        13,650
  Alamo Group, Inc......................     1,000        14,250
  Albany International Corp. Class A....     2,500        54,250
  Applied Industrial
    Technologies, Inc...................     1,200        22,380
  Astec Industries, Inc.*...............     1,400        20,244
  Baldor Electric Co....................     3,400        71,060
  BEI Technologies, Inc.................       800        13,952
  CARBO Ceramics, Inc...................       300        11,748
  Dril-Quip, Inc.*......................     1,400        33,740
  Flow International Corp.*.............       800         9,896
  Flowserve Corp.*......................     1,300        34,593
  FSI International, Inc.*..............     1,800        16,596
  Gardner Denver, Inc.*.................     1,400        31,248
  Gehl Co.*.............................       800        11,920
  Gerber Scientific, Inc................     1,500        13,950
  Graco, Inc............................       500        19,525
  Gulf Islands Fabrication, Inc.*.......       700         8,757
  IDEX Corp.............................     1,200        41,400
  JLG Industries, Inc...................     3,500        37,275
  Kennametal, Inc.......................       600        24,162
  Kulicke and Soffa
    Industries, Inc.*...................     2,500        42,875
  Lone Star Technologies, Inc.*.........     1,800        31,680
  Lufkin Industries, Inc................       700        18,760
  Milacron, Inc.........................     3,500        55,335
  National-Oilwell, Inc.*...............       541        11,150
  Powell Industries, Inc.*..............     1,200        22,524
  Presstek, Inc.*.......................     2,400        22,008
  Regal-Beloit Corp.....................     1,300        28,340
  Sauer, Inc............................     2,700        21,600
  Semitool, Inc.*.......................     1,400        16,072
  Stewart & Stevenson Services, Inc.....     1,700        31,977
  Tecumseh Products Co. Class A.........       600        30,378
  Tennant Co............................       300        11,130
  Terex Corp.*..........................     2,500        43,850
  The Manitowoc Co., Inc................     2,500        77,750
  Thomas Industries, Inc................       500        12,500
  Woodward Governor Co..................     1,100        64,075
                                                     -----------
                                                       1,046,600
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
MANUFACTURING -- 0.9%
  Applied Films Corp.*..................       500   $    15,625
  AptarGroup, Inc.......................     1,100        38,533
  Briggs & Stratton Corp................     1,100        46,970
  CLARCOR, Inc..........................     1,700        46,155
  Encore Wire Corp.*....................     1,200        14,520
  Foamex International, Inc.*...........     1,400        11,340
  Hologic, Inc.*........................     1,900        17,651
  JAKKS Pacific, Inc.*..................     1,300        24,635
  Nordson Corp..........................     2,000        52,820
  OYO Geospace Corp.*...................       200         2,388
  Quanex Corp...........................       700        19,810
  Rayovac Corp.*........................     2,200        38,720
  TTM Technologies, Inc.*...............     1,900        19,228
  Viasystems Group, Inc.*...............       100            63
  Wabtec Corp...........................     2,000        24,600
                                                     -----------
                                                         373,058
                                                     -----------
METALS & MINING -- 1.1%
  AMCOL International Corp..............     2,000        14,400
  Arch Coal, Inc........................     1,900        43,130
  Brush Engineered Materials, Inc.......       700         9,968
  Century Aluminum Co...................     2,100        28,056
  CIRCOR International, Inc.............       300         5,535
  Cleveland-Cliffs, Inc.................       600        10,980
  Commercial Metals Co..................     1,400        48,972
  Commonwealth Industries, Inc..........     2,100         9,870
  Generale Cable Corp...................     3,300        43,230
  Kaiser Aluminum Corp.*................     4,000         6,480
  Kaydon Corp...........................     3,000        68,040
  Mueller Industries, Inc.*.............       700        23,275
  RTI International Metals, Inc.*.......     2,100        20,895
  Stillwater Mining Co.*................     2,700        49,950
  Titanium Metals Corp.*................     1,900         7,581
  USEC, Inc.............................     5,700        40,812
  Wolverine Tube, Inc.*.................       700         7,945
                                                     -----------
                                                         439,119
                                                     -----------
MULTIMEDIA -- 0.3%
  Ackerley Group, Inc.*.................     1,200        21,000
  LodgeNet Entertainment Corp.*.........       800        13,672
  Media General, Inc. Class A...........       400        19,932
  The Liberty Corp......................       800        32,920
  Young Broadcasting, Inc. Class A*.....       900        16,155
                                                     -----------
                                                         103,679
                                                     -----------
OFFICE FURNISHINGS & SUPPLIES -- 0.3%
  Ennis Business Forms, Inc.............     1,600        15,360
  Interface, Inc........................     2,800        15,708
  New England Business Service, Inc.....     1,100        21,065
  Standard Register Co..................     1,200        22,236
  Wallace Computer Services, Inc........     2,400        45,576
                                                     -----------
                                                         119,945
                                                     -----------
OIL & GAS -- 3.8%
  3TEC Energy Corp.*....................       800        11,200
  AGL Resources, Inc....................     1,100        25,322
  Atmos Energy Corp.....................     1,900        40,375
  Atwood Oceanics, Inc.*................       800        27,880
                                           SHARES      VALUE+
----------------------------------------------------------------

  Berry Petroleum Co. Class A...........     1,100   $    17,270
  Cabot Oil & Gas Corp. Class A.........     1,900        45,695
  Cal Dive International, Inc.*.........       600        14,808
  Callon Petroleum Co.*.................     1,200         8,220
  Carrizo Oil & Gas, Inc.*..............     2,000         8,860
  Chesapeake Energy Corp.*..............     2,000        13,220
  Clayton Williams Energy, Inc.*........       900        11,790
  Comstock Resources, Inc.*.............     1,200         8,400
  Denbury Resources, Inc.*..............     4,200        30,702
  Edge Petroleum Corp.*.................     1,200         6,360
  Enbridge Energy Partners LP...........       600        25,236
  Evergreen Resources, Inc.*............     1,100        42,471
  Forest Oil Corp.......................       550        15,516
  Frontier Oil Corp.....................     1,600        26,624
  Giant Industries, Inc.*...............     1,100        10,153
  Grey Wolf, Inc.*......................    13,500        40,095
  Horizon Offshore, Inc.*...............     1,900        14,326
  Houston Exploration Co.*..............     1,200        40,296
  Kaneb Services LLC....................       633        12,375
  Key Energy Services, Inc.*............     4,100        37,720
  Key Production Co., Inc.*.............     1,200        20,400
  Magnum Hunter Resources, Inc.*........     2,900        24,070
  Mallon Resources Corp.*...............     1,300         3,926
  Mission Resources Corp.*..............     3,100        10,850
  New Jersey Resources Corp.............       900        42,120
  Newpark Resources, Inc.*..............     5,600        44,240
  Nuevo Energy Co.*.....................     1,300        19,500
  Oceaneering International, Inc.*......     1,400        30,968
  ONEOK, Inc............................     1,800        32,112
  Parallel Petroleum Corp.*.............     2,800         8,904
  Parker Drilling Co.*..................     3,700        13,653
  Patina Oil & Gas Corp.................     1,100        30,250
  Patterson-UTI Energy, Inc.*...........       800        18,648
  Penn Virginia Corp....................       800        27,280
  Petroleum Development Corp.*..........     1,800        11,106
  Piedmont Natural Gas Co., Inc.........       600        21,480
  Plains Resources, Inc.*...............     1,300        31,993
  Pride International, Inc.*............     1,500        22,650
  Prima Energy Corp.*...................     1,050        22,837
  Range Resources Corp.*................     2,500        11,375
  Remington Oil & Gas Corp.*............     1,100        19,030
  SEACOR SMIT, Inc.*....................       800        37,120
  SEMCO Energy, Inc.....................       900         9,675
  Southern Union Co.....................     2,100        39,606
  Southwestern Energy Co.*..............     1,500        15,600
  Spinnaker Exploration Co.*............     1,100        45,276
  St. Mary Land & Exploration Co........     1,900        40,261
  Stone Energy Corp.*...................     1,037        40,961
  Superior Energy Services, Inc.*.......     4,200        36,330
  Swift Energy Co.*.....................       400         8,080
  Tesoro Petroleum Corp.*...............     3,300        43,263
  The Meridian Resource Corp.*..........     3,200        12,768
  The Wiser Oil Co.*....................     1,600         8,560
  Tom Brown, Inc.*......................     1,600        43,216
  TransMontaigne, Inc.*.................     2,200        11,990
  Trico Marine Services, Inc.*..........     2,200        16,610
  UGI Corp..............................     1,600        48,320
  Unit Corp.*...........................     2,200        28,380
  Vintage Petroleum, Inc................     2,500        36,125

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  W-H Energy Services, Inc.*............       700   $    13,335
  Western Gas Resources, Inc............     1,300        42,016
  Westport Resources Corp.*.............       536         9,300
                                                     -----------
                                                       1,589,098
                                                     -----------

PAPER & RELATED PRODUCTS -- 0.3%
  American Greetings Corp. Class A......     2,400        33,072
  Louisiana-Pacific Corp................     5,200        43,888
  Potlatch Corp.........................     1,400        41,048
                                                     -----------
                                                         118,008
                                                     -----------
PERSONAL CARE -- 0.1%
  Elizabeth Arden, Inc.*................     1,500        22,905
  Nature's Sunshine Products, Inc.......     1,700        19,958
  Nu Skin Enterprises, Inc. Class A.....     2,000        17,500
                                                     -----------
                                                          60,363
                                                     -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................     2,700        21,384
                                                     -----------

PUBLISHING -- 0.4%
  Cadmus Communications Corp............     1,000        10,750
  Hollinger International, Inc.
    Class A.............................     1,800        21,060
  Information Holdings, Inc.*...........     1,500        42,465
  Journal Register Co.*.................     1,800        37,872
  Playboy Enterprises, Inc. Class B*....     1,100        18,579
  PRIMEDIA, Inc.*.......................     2,809        12,219
  ProQuest Co.*.........................     1,200        40,692
                                                     -----------
                                                         183,637
                                                     -----------

REAL ESTATE -- 0.5%
  Avatar Holdings, Inc.*................       500        11,780
  Corrections Corp. of America*.........     1,800        33,408
  Getty Realty Corp.....................     1,700        32,045
  Insignia Financial Group, Inc.*.......     1,100        11,880
  Jones Lang LaSalle, Inc.*.............       900        16,245
  LNR Property Corp.....................     1,500        46,770
  Trammell Crow Co.*....................     2,900        33,930
  W.P. Carey & Co. LLC..................     1,700        39,440
                                                     -----------
                                                         225,498
                                                     -----------

RESTAURANTS -- 1.2%
  Applebee's International, Inc.........     1,100        37,620
  Bob Evans Farms, Inc..................     1,400        34,398
  Buca, Inc.*...........................       700        11,347
  CBRL Group, Inc.......................     1,200        35,328
  CKE Restaurants, Inc..................     3,000        27,150
  Dave & Buster's, Inc.*................     1,400         8,792
  Famous Dave's of America, Inc.*.......     1,200         8,772
  IHOP Corp.*...........................     1,200        35,160
  Landry's Seafood Restaurants, Inc.....     1,500        27,975
  Lone Star Steakhouse &
    Saloon, Inc.........................     2,200        32,626
  Luby's, Inc...........................     2,200        12,562
  O' Charley's, Inc.*...................     1,900        35,169
  P.F. Chang's China Bistro, Inc.*......       400        18,920
  Papa John's International, Inc.*......     1,000        27,480
  RARE Hospitality
    International, Inc.*................     1,800        40,572
  Ruby Tuesday, Inc.....................     1,200        24,756
                                           SHARES      VALUE+
----------------------------------------------------------------
  Ryan's Family Steak Houses, Inc.*.....     1,200   $    25,980
  Sonic Corp.*..........................     1,100        39,600
  The Steak n Shake Co.*................     2,900        32,016
                                                     -----------
                                                         516,223
                                                     -----------

RETAIL -- FOOD -- 0.6%
  Great Atlantic & Pacific Tea
    Co., Inc............................     2,300        54,694
  Pathmark Stores, Inc.*................     1,800        44,388
  Ruddick Corp..........................     3,200        51,168
  Smart & Final, Inc.*..................     1,500        15,660
  The J. M. Smucker Co..................     1,500        53,070
  Wild Oats Markets, Inc.*..............     2,500        24,825
                                                     -----------
                                                         243,805
                                                     -----------

RETAIL -- GENERAL -- 0.9%
  7-Eleven, Inc.*.......................     4,200        49,182
  Bebe stores, Inc.*....................     1,800        33,588
  Casey's General Stores, Inc...........     3,000        44,700
  Duane Reade, Inc.*....................     1,600        48,560
  Electronics Boutique Holdings
    Corp.*..............................     1,100        43,934
  Factory 2-U Stores, Inc.*.............     1,200        24,048
  Fred's, Inc...........................       750        30,720
  Gottschalks, Inc.*....................     2,500         6,475
  Longs Drug Stores Corp................     1,900        44,422
  PriceSmart, Inc.*.....................       300        10,500
  ShopKo Stores, Inc.*..................     2,400        22,800
  The Pantry, Inc.*.....................     1,100         5,995
  Value City Department
    Stores, Inc.*.......................     2,800        13,160
                                                     -----------
                                                         378,084
                                                     -----------

RETAIL -- SPECIALTY -- 4.7%
  A.C. Moore Arts & Crafts, Inc.*.......     1,500        44,250
  Action Performance Cos., Inc.*........       700        21,427
  AnnTaylor Stores Corp.*...............     1,500        52,500
  Blair Corp............................       500        11,300
  Brookstone, Inc.*.....................       800         9,384
  Burlington Coat Factory Warehouse
    Corp................................     3,100        52,080
  Chico's FAS, Inc.*....................     1,500        59,550
  Children's Place Retail
    Stores, Inc.*.......................     1,600        43,440
  Christopher & Banks Corp.*............     1,125        38,531
  Claire's Stores, Inc..................     2,600        39,260
  Coldwater Creek, Inc..................       500        10,590
  Copart, Inc.*.........................     1,100        40,007
  Cost Plus, Inc.*......................     1,500        39,750
  Deb Shops, Inc........................       700        16,975
  dELiA*s Corp. Class A*................       500         3,100
  Footstar, Inc.*.......................     1,400        43,820
  Friedman's, Inc. Class A..............     1,600        13,472
  Gadzooks, Inc.*.......................       600         8,244
  Genesco, Inc.*........................     1,300        26,988
  Goody's Family Clothing, Inc.*........     3,300        13,860
  Group 1 Automotive, Inc.*.............       600        17,106
  GTSI Corp.*...........................     2,500        23,675
  Guitar Center, Inc.*..................     4,400        60,016
  Hancock Fabrics, Inc..................     1,700        22,355
  Hollywood Entertainment Corp.*........     4,000        57,160
  Hot Topic, Inc.*......................     1,500        47,085
  Intimate Brands, Inc. Class A.........     1,600        23,776
  J. Jill Group, Inc.*..................       700        15,071

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL  (CONTINUED)
  K-Swiss, Inc. Class A.................       500   $    16,625
  Kenneth Cole Productions, Inc.
    Class A*............................       500         8,850
  Movado Group, Inc.....................     1,000        19,200
  NBTY, Inc.*...........................     2,100        24,570
  OfficeMax, Inc.*......................     9,100        40,950
  Pacific Sunwear of
    California, Inc.*...................     2,300        46,966
  Payless ShoeSource, Inc.*.............       700        39,494
  PC Connection, Inc.*..................     2,000        29,660
  Pep Boys -- Manny, Moe & Jack.........     2,600        44,590
  PETsMART, Inc.*.......................     5,600        55,104
  Pier 1 Imports, Inc...................     1,900        32,946
  Regis Corp............................     2,000        51,560
  Rex Stores Corp.*.....................     1,050        29,421
  Sharper Image Corp.*..................     2,400        28,200
  Shoe Carnival, Inc.*..................     1,200        16,644
  Shop At Home, Inc.*...................     4,200        11,466
  Sonic Automotive, Inc. Class A*.......     3,000        70,320
  Sotheby's Holdings, Inc. Class A*.....     1,600        26,576
  Stein Mart, Inc.*.....................     4,100        34,276
  Systemax, Inc.*.......................     4,400        10,560
  TBC Corp.*............................     1,500        20,085
  The Boyds Collection, Ltd.*...........     3,000        20,310
  The Buckle, Inc.*.....................     1,700        37,910
  The Cato Corp. Class A................     1,000        18,900
  The Dress Barn, Inc.*.................     1,100        27,511
  The Good Guys, Inc.*..................     2,100         8,358
  The Gymboree Corp.*...................     1,900        22,667
  The Men's Wearhouse, Inc.*............     2,900        59,885
  The Sports Authority, Inc.*...........     3,300        18,810
  Transport World Entertainment
    Corp.*..............................     2,500        19,000
  Tuesday Morning Corp.*................     2,800        50,652
  Tweeter Home Entertainment
    Group, Inc.*........................       900        26,100
  United Retail Group, Inc.*............     2,700        20,655
  Urban Outfitters, Inc.*...............     1,000        24,120
  West Marine, Inc.*....................     2,400        35,256
  Wet Seal, Inc.*.......................     1,650        38,858
  Whitehall Jewellers, Inc.*............     1,700        18,683
  Wilsons The Leather Experts, Inc.*....       900        10,269
                                                     -----------
                                                       1,970,779
                                                     -----------

STEEL -- 0.9%
  Allegheny Technologies, Inc...........     1,600        26,800
  Carpenter Technology Corp.............     1,600        42,592
  Material Sciences Corp.*..............       900         9,108
  Maverick Tube Corp.*..................     3,400        44,030
  NS Group, Inc.*.......................     1,300         9,724
  Oregon Steel Mills, Inc...............     2,100        10,395
  Reliance Steel & Aluminum Co..........     1,400        36,750
  Roanoke Electric Steel Corp...........       600         8,280
  Ryerson Tull, Inc.....................     2,200        24,200
  Steel Dynamics, Inc.*.................     3,700        42,957
  Steel Technologies, Inc...............     1,900        17,252
  The Timken Co.........................     2,400        38,832
  Valmont Industries, Inc...............     1,500        21,690
  Worthington Industries, Inc...........     2,600        36,920
                                                     -----------
                                                         369,530
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

TELECOMMUNICATIONS -- 2.0%
  Adtran, Inc.*.........................     1,600   $    40,832
  AirGate PCS, Inc.*....................       500        22,775
  Allegiance Telecom, Inc.*.............     2,000        16,580
  Anaren Microwave, Inc.*...............     1,600        27,712
  APAC Telecommunications Corp.*........     2,500         6,500
  Applied Innovation, Inc.*.............     1,000         6,200
  Boston Communications Group, Inc.*....       800         9,080
  C-Cor.net Corp.*......................     1,700        24,769
  Carrier Access Corp.*.................     2,500         7,300
  Centennial Communications Corp.
    Class A*............................     1,900        19,456
  CommScope, Inc.*......................     1,500        31,905
  Comtech Telecommunications Corp.*.....     1,100        13,640
  CT Communications, Inc................       900        14,859
  CTC Communications Group, Inc.*.......     1,600         8,240
  Dobson Communications Corp.
    Class A*............................     1,800        15,372
  eGlobe, Inc.*.........................       574             3
  EMS Technologies, Inc.*...............       700        11,256
  General Communication, Inc.
    Class A*............................     1,800        15,354
  Gentner Communications Corp.*.........       600        10,008
  Harmonic, Inc.*.......................     2,900        34,858
  Hickory Tech Corp.....................       700        11,865
  IDT Corp..............................     1,600        31,216
  IDT Corp. Class B*....................     1,600        26,576
  Inet Technologies, Inc.*..............     3,700        39,109
  InterDigital Communications Corp.*....     2,600        25,220
  Intrado, Inc.*........................       900        24,120
  Metro One
    Telecommunications, Inc.*...........     1,500        45,375
  MRV Communications, Inc.*.............     7,000        29,680
  Netro Corp.*..........................     1,500         5,505
  NTELOS, Inc.*.........................       700        10,843
  Plantronics, Inc.*....................     1,000        25,640
  Powerwave Technologies, Inc.*.........     2,600        44,928
  Proxim, Inc.*.........................     1,300        12,896
  PTEK Holdings, Inc.*..................     5,000        17,000
  RCN Corp.*............................     5,000        14,650
  Spherix, Inc.*........................     1,400        13,286
  Sunrise Telecom, Inc.*................     2,500        10,025
  Tollgrade Communications, Inc.*.......       700        23,345
  Turnstone Systems, Inc.*..............     4,500        17,865
  UbiquiTel, Inc.*......................     5,700        42,465
  Winstar Communications, Inc.*.........     4,500            77
  Wire One Technologies, Inc.*..........     2,100        13,062
                                                     -----------
                                                         821,447
                                                     -----------

TEXTILE & APPAREL -- 1.5%
  Ashworth, Inc.*.......................     2,000        15,780
  Brown Shoe Co., Inc...................     1,800        29,232
  Charming Shoppes, Inc.*...............     7,100        37,701
  Columbia Sportswear Co.*..............       750        24,975
  G & K Services, Inc. Class A..........     1,000        32,300
  Global Sports, Inc.*..................     2,200        43,890
  Guess?, Inc.*.........................     3,900        29,250
  Haggar Corp...........................       800         8,680
  Kellwood Co...........................     1,400        33,614
  Lands' End, Inc.*.....................       600        30,096
  Nautica Enterprises, Inc.*............     2,000        25,580
  Oshkosh B' Gosh, Inc. Class A.........     1,400        58,716

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SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TEXTILE & APPAREL  (CONTINUED)
  Phillips-Van Heusen Corp..............     2,700   $    29,430
  Quiksilver, Inc.*.....................     1,400        24,080
  Reebok International Ltd.*............     1,100        29,150
  Russell Corp..........................     2,600        39,026
  Steven Madden Ltd.*...................       600         8,442
  Stride Rite Corp......................     3,300        21,615
  The Dixie Group, Inc.*................       100           459
  The Finish Line, Inc. Class A*........     1,900        29,051
  Unifi, Inc.*..........................     1,600        11,600
  Vans, Inc.*...........................     1,800        22,932
  Wolverine World Wide, Inc.............     3,300        49,665
                                                     -----------
                                                         635,264
                                                     -----------

TOBACCO -- 0.1%
  DIMON, Inc............................     4,000        28,800
                                                     -----------

TOOLS -- HAND HELD -- 0.1%
  Toro Co...............................       800        36,000
                                                     -----------
TRANSPORTATION -- 2.0%
  Airborne, Inc.........................     2,900        43,007
  Arkansas Best Corp.*..................     1,500        43,230
  Consolidated Freightways Corp.*.......     2,400        12,216
  Covenant Transport, Inc. Class A*.....     1,300        20,748
  EGL, Inc.*............................     4,900        68,355
  Forward Air Corp.*....................     1,500        50,880
  Heartland Express, Inc.*..............     1,625        45,126
  Interpool, Inc........................     2,700        51,975
  J.B. Hunt Transport
    Services, Inc.*.....................     3,500        81,200
  Kansas City Southern
    Industries, Inc.*...................     2,500        35,325
  Kirby Corp.*..........................     2,500        68,875
  Knight Transportation, Inc.*..........     1,800        33,804
  Landstar Systems, Inc.*...............       400        29,004
  Offshore Logistics, Inc.*.............     1,800        31,968
  Overseas Shipholding Group, Inc.......       700        15,750
  RailAmerica, Inc.*....................     2,200        31,812
  Roadway Express, Inc..................     1,200        44,040
  Ryder System, Inc.....................       600        13,290
  Swift Transportation Co., Inc.*.......       680        14,627
  USFreightways Corp....................     1,100        34,540
  Werner Enterprises, Inc...............       900        21,870
  Yellow Corp.*.........................     2,400        60,240
                                                     -----------
                                                         851,882
                                                     -----------

UTILITIES -- 2.3%
  Avista Corp...........................     3,300        43,758
  Black Hills Corp......................     1,100        37,224
  California Water Service Group........       900        23,175
  Cascade Natural Gas Corp..............       600        13,230
  Central Vermont Public Service
    Corp................................       700        11,690
  CH Energy Group, Inc..................       800        34,776
  Chesapeake Utilities Corp.............       600        11,880
  Cleco Corp............................     1,800        39,546
  Documentum, Inc.*.....................     2,700        58,644
  DQE, Inc..............................     2,200        41,646
                                           SHARES      VALUE+
----------------------------------------------------------------
  El Paso Electric Co.*.................     2,200   $    31,900
  Empire District Electric Co...........     1,100        23,100
  Energen Corp..........................       600        14,790
  FuelCell Energy, Inc.*................     2,700        48,978
  Green Mountain Power Corp.............       800        14,920
  Ionics, Inc.*.........................     1,200        36,036
  Madison Gas and Electric Co...........     1,000        26,450
  Middlesex Water Co....................       500        16,960
  Northwest Natural Gas Co..............     1,800        45,900
  NorthWestern Corp.....................     1,400        29,470
  NUI Corp..............................     1,000        23,700
  Otter Tail Power Co...................     2,400        69,936
  Southwest Gas Corp....................     2,300        51,405
  Southwest Water Co....................     1,312        18,525
  The Laclede Group, Inc................     1,100        26,290
  The Montana Power Co..................     7,300        41,975
  UIL Holdings Corp.....................       900        46,170
  Unisource Energy Corp.................     3,200        58,208
  Unitil Corp...........................       500        11,700
  WPS Resources Corp....................       500        18,275
                                                     -----------
                                                         970,257
                                                     -----------

WASTE MANAGEMENT -- 0.2%
  Casella Waste Systems, Inc.
    Class A*............................     2,000        29,620
  IMCO Recycling, Inc...................     1,700        12,155
  U S Liquids, Inc.*....................     2,100        11,927
  Waste Connections, Inc.*..............     1,000        30,990
                                                     -----------
                                                          84,692
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $33,966,831).......              41,043,345
                                                     -----------

SHORT-TERM INVESTMENTS -- 3.5%

OTHER -- 3.5%
  SSgA Government Money Market Fund.....  1,025,865    1,025,865
  SSgA Money Market Fund................   436,613       436,613
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,462,478)........               1,462,478
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.1%
  (IDENTIFIED COST $35,429,309)#..................  42,505,823
  Liabilities, Less Cash and Other Assets --
    (2.1%)........................................    (887,567)
                                                    ----------
NET ASSETS -- 100%................................  $41,618,256
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $35,429,309. Net unrealized appreciation aggregated $7,076,514, of which $9,004,869 related to appreciated investment securities and $1,928,355 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited)

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 94.7%
AUSTRALIA -- 3.1%
  Amcor Ltd.............................    22,957   $    84,016
  AMP Ltd...............................    17,267       162,976
  AXA Asia Pacific Holdings, Ltd........   114,500       166,443
  Bank of Western Australia Ltd.
    (BankWest)..........................    18,863        40,068
  Boral Ltd.............................    39,100        65,844
  Commonwealth Bank of Australia........    22,445       343,965
  CSR Ltd...............................    53,180       184,825
  Goodman Fielder Ltd...................    38,362        27,097
  Lion Nathan Ltd.......................    10,000        23,581
  Mayne Nickless Ltd....................    11,979        42,184
  Mirvac Group..........................    40,032        79,298
  National Australia Bank Ltd...........     9,493       154,808
  Normandy Mining Ltd...................    67,217        62,273
  Origin Energy Ltd.....................    35,190        50,812
  Publishing & Broadcasting Ltd.........    35,277       176,954
  Qantas Airways Ltd....................    83,995       158,214
  Rio Tinto Ltd.........................     6,145       117,025
  Santos Ltd............................    23,826        75,611
  Seven Network Ltd.....................    14,050        49,334
  St. George Bank Ltd...................    10,169        96,855
  Wesfarmers Ltd........................     2,660        42,194
  WMC Ltd...............................    59,886       293,438
                                                     -----------
                                                       2,497,815
                                                     -----------

AUSTRIA -- 0.2%
  Telekom Austria AG*...................     9,800        81,215
  Voest-Alpine Stahl AG.................     2,342        66,920
                                                     -----------
                                                         148,135
                                                     -----------

BELGIUM -- 1.4%
  Algemene Maatschappij voor
    Nijverheidskredit NV (Almanij)......     2,700        90,128
  Bekaert NV............................     3,700       142,512
  Fortis................................    17,400       450,848
  Solvay SA.............................     4,700       283,028
  Union Miniere SA......................     4,200       165,434
                                                     -----------
                                                       1,131,950
                                                     -----------

DENMARK -- 0.7%
  Carlsberg A/S.........................     1,000        41,788
  Danisco A/S...........................     2,500        89,502
  Danske Bank...........................    21,563       345,966
  Jyske Bank A/S*.......................     2,720        57,319
  TDC A/S...............................     2,380        84,778
                                                     -----------
                                                         619,353
                                                     -----------

FINLAND -- 2.0%
  Fortum Corp...........................   101,472       429,045
  Huhtamaki Van Leer Oyj, Series 1......     2,800        88,481
  Kesko Oyj.............................     8,800        80,683
  Metra Oyj, Class B....................     4,200        77,764
  Metsa-Serla Oyj, Series B.............    12,000        74,132
  Metso Oyj.............................    16,254       170,728
  Outokumpu Oyj.........................    10,700       112,867
  Pohjola Group Insurance Corp.,
    Series B............................     3,600   $    63,610
                                           SHARES      VALUE+
----------------------------------------------------------------
  Stora Enso Oyj........................    20,400       261,127
  UPM-Kymmene Oyj.......................     7,200       238,738
                                                     -----------
                                                       1,597,175
                                                     -----------

FRANCE -- 11.3%
  Accor SA..............................     3,500       127,207
  Alcatel SA............................     9,700       165,782
  Alstom................................    15,200       168,993
  Assurances Generales De France........     7,900       379,035
  Axa...................................     6,800       142,064
  Banque Nationale de Paris.............    14,300     1,279,279
  Beghin-Say*...........................       900        32,686
  Cereol*...............................       900        22,792
  Cerestar*.............................       900        24,675
  Ciments Francais......................     1,180        50,418
  Compagnie de Saint-Gobain.............     4,100       618,610
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700       187,986
  Credit Industriel et Commercial.......       500        53,632
  Credit Lyonnais SA....................    10,200       340,482
  Eiffage SA............................       222        13,517
  Faurecia..............................     1,100        57,771
  Financiere Marc de Lacharriere SA.....     1,000        35,873
  France Telecom SA.....................     9,200       367,703
  Gecina................................       800        65,159
  Groupe Danone.........................     1,800       219,511
  Imerys................................       600        57,575
  L'Oreal SA............................     3,150       226,841
  Lafarge SA............................     5,160       481,824
  Lapeyre SA............................       400        15,759
  Pechiney SA...........................     2,700       139,157
  Pernod-Ricard SA......................     2,400       185,863
  Provimi*..............................       900        17,080
  PSA Peugoet Citroen*..................    11,400       484,553
  Rallye SA.............................     1,100        49,252
  Remy Cointreau SA.....................     1,228        27,186
  Rue Imperiale de Lyon.................        20        27,595
  SEB SA................................       500        27,884
  Societe BIC SA........................     1,000        34,146
  Societe Fonciere Lyonaise.............       800        19,014
  Societe Generale......................    12,600       704,919
  Unibail...............................     1,800        91,410
  Usinor SA.............................    10,200       127,567
  Valeo SA..............................     3,400       135,588
  Vinci.................................     1,200        70,340
  Vivendi Universal SA..................    34,300     1,877,727
                                                     -----------
                                                       9,154,455
                                                     -----------

GERMANY -- 7.8%
  Allianz AG............................     1,250       295,975
  BASF AG...............................    13,950       518,435
  Bayer AG..............................     7,400       235,819
  Commerzbank AG........................    16,750       260,478
  Continental AG........................     2,000        26,437
  DaimlerChrysler AG....................    38,100     1,639,777
  DBV-Winterthur Holding AG.............       500        16,446

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
GERMANY  (CONTINUED)
  Degussa-Huels AG......................     6,100   $   153,395
  DePfa Deutsche Pfandbriefbank AG......       500        28,262
  Deutsche Bank AG......................     5,900       417,000
  Deutsche Lufthansa AG.................    11,800       155,771
  Gehe AG...............................       500        19,361
  Hannover Rueckversicherungs-AG........       900        53,988
  Heidelberg Zement.....................     2,100       100,943
  Hoechst AG............................       600        26,865
  HypoVereinsbank.......................     5,401       165,000
  KarstadtQuelle AG.....................     2,700       106,711
  Linde AG..............................     6,000       243,011
  MAN AG................................     1,750        36,997
  Merck KGaA............................     3,200       118,183
  MG Technologies AG....................     7,300        60,757
  MobilCom AG*..........................     2,500        54,099
  Muenchener Rueckversicherungs-
    Gesellschaft AG.....................       450       122,153
  RWE AG................................       500        18,782
  Siemens AG............................     4,400       291,204
  Stinnes AG............................       900        18,827
  Thyssen Krupp AG......................    15,900       231,974
  Veba AG...............................    10,600       548,963
  Vereins-und Westbank AG...............       750        18,359
  Volkswagen AG.........................     7,150       334,140
                                                     -----------
                                                       6,318,112
                                                     -----------

GREECE -- 0.3%
  EFG Eurobank Ergasias.................    11,400       158,507
  Hellenic Petroleum SA.................    10,100        62,574
                                                     -----------
                                                         221,081
                                                     -----------

HONG KONG -- 2.0%
  Amoy Properties Ltd...................   125,000       129,845
  Citic Pacific Ltd.....................    32,000        71,200
  Great Eagle Holdings Ltd..............    21,597        24,096
  Hang Lung Development Co., Ltd........    55,000        48,668
  Henderson Land Development Co.,
    Ltd.................................    51,000       232,183
  Hysan Development Co., Ltd............    43,934        44,228
  Kerry Properties Ltd..................    41,401        40,351
  New World Development Co., Ltd........    87,000        75,868
  Shangri-La Asia Ltd...................   166,000       129,858
  Sino Land Co., Ltd....................   156,000        62,018
  Swire Pacific Ltd.....................    59,000       321,567
  Tsim Sha Tsui Properties Ltd..........    58,253        48,558
  Wharf (Holdings) Ltd..................   144,000       351,794
  Wheelock and Co., Ltd.................    78,000        67,019
                                                     -----------
                                                       1,647,253
                                                     -----------

IRELAND -- 0.5%
  Allied Irish Banks Plc................     2,673        30,932
  Bank of Ireland.......................     9,034        85,483
  Irish Life & Permanent Plc............    18,301       185,713
  Jefferson Smurfit Group Plc...........    70,390       153,511
                                                     -----------
                                                         455,639
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

ITALY -- 4.1%
  Banca di Roma*........................    32,500   $    64,369
  Banca Popolare di Lodi................     9,000        69,298
  Banca Popolare di Milano..............    38,760       135,249
  Banca Popolare di Verona..............    18,000       176,250
  Banca Toscana.........................    17,500        62,155
  Buzzi Unicem SpA......................     4,000        26,455
  Compagnia Assicuratrice Unipol SpA....    17,000        59,320
  Fiat SpA..............................    40,000       641,620
  Ifil (Finanziiaria di partecipazioni)
    SpA.................................    25,000       117,277
  Italcementi SpA.......................    19,180       150,243
  La Rinascente SpA.....................    17,000        59,168
  Milano Assicurazioni..................     8,000        25,636
  Olivetti SpA..........................   722,500       925,469
  Parmalat Finanziaria SpA*.............    41,600       112,202
  Pirelli SpA...........................   195,000       341,951
  Riunione Adriatica di Sicurta SpA.....     5,600        65,950
  SAI SpA...............................     3,500        43,773
  Tiscali SpA*..........................    26,000       235,605
                                                     -----------
                                                       3,311,990
                                                     -----------

JAPAN -- 20.9%
  Aisin Seiki Co., Ltd..................    14,000       150,355
  Amada Co., Ltd........................    12,000        47,630
  Aomori Bank Ltd.......................     6,000        21,067
  Asahi Bank Ltd........................   127,000        79,490
  Asahi Breweries Ltd...................    17,000       152,988
  Asahi Kasei Corp......................    21,000        73,735
  ASATSU-DK, Inc........................     1,200        23,449
  Ashikaga Bank Ltd.*...................     8,000         7,328
  Autobacs Seven Co., Ltd...............     1,200        27,937
  Awa Bank Ltd..........................     7,000        29,921
  Bank of Kyoto Ltd.....................    10,000        39,997
  Bank of Nagoya Ltd....................     6,000        25,830
  Bank of Yokohama Ltd..................     4,000        13,953
  Casio Computer Co., Ltd...............    16,000        69,369
  Chiba Bank Ltd........................    49,000       160,079
  Chudenko Corp.........................     2,000        25,937
  Chugoku Bank Ltd......................     7,000        43,279
  Citizen Watch Co......................    18,000        89,718
  Coca-Cola West Japan Co., Ltd.........     3,000        53,927
  Cosmo Oil Co., Ltd....................    21,000        29,654
  Dai Nippon Printing Co., Ltd..........    44,000       439,966
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................    18,000        29,540
  Daicel Chemical Industries Ltd........    11,000        32,326
  Daido Steel Co., Ltd..................    35,000        56,904
  Daihatsu Motor Co., Ltd...............    33,000       130,227
  Daimaru, Inc..........................     6,000        24,136
  Dainippon Ink and Chemicals, Inc......    46,000        65,659
  Daishi Bank Ltd.......................     9,000        28,097
  Daiwa Bank Holdings, Inc.*............    67,000        41,936
  Daiwa House Industry Co., Ltd.........    31,000       176,994
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................    24,000        91,596
  Ezaki Glico Co., Ltd..................     4,000        19,021
  Fuji Heavy Industries Ltd.............    57,000       244,516

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Fuji Photo Film.......................     2,000   $    71,445
  Fujikura Ltd..........................    37,000       138,951
  Fukuoka City Bank Ltd.................    33,000       111,839
  Fukuoka City Bank Ltd.................     9,000        21,571
  Fukuyama Transporting Co., Ltd........     8,000        30,166
  Futaba Industrial Co., Ltd............     2,000        18,533
  Futuba Corp...........................     1,000        22,594
  General Sekiyu K.K....................     2,000        12,900
  Gunma Bank Ltd........................    30,000       137,394
  GUNZE Ltd.............................     5,000        18,090
  Hachijuni Bank Ltd....................    21,000       102,267
  Hankyu Department Stores, Inc.........     4,000        24,059
  Hanshin Electric Railway Co., Ltd.....    11,000        25,945
  Heiwa Corp............................     6,000        87,016
  Higo Bank Ltd.........................     5,000        15,037
  Hino Motors Ltd.*.....................     8,000        26,624
  Hiroshima Bank Ltd....................    19,000        59,461
  Hitachi Cable Ltd.....................    14,000        54,500
  Hitachi Ltd...........................   212,000     1,553,469
  Hitachi Maxell Ltd....................     3,000        36,203
  Hitachi Metals Ltd....................    18,000        53,859
  Hokkoku Bank Ltd......................     9,000        31,257
  Hokuriku Bank Ltd.*...................    24,000        26,196
  House Foods Corp......................     4,000        32,822
  Hyakugo Bank Ltd......................     9,000        30,502
  Hyakujushi Bank Ltd...................     9,000        46,577
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................    28,000        43,600
  Iyo Bank Ltd..........................    10,000        51,904
  Japan Airport Terminal Co., Ltd.......     2,000        14,274
  Japan Energy Corp.....................    21,000        23,563
  JGC Corp..............................     6,000        44,287
  Joyo Bank Ltd.........................    32,000        88,665
  Juroku Bank Ltd.......................    12,000        45,798
  Kagoshima Bank Co., Ltd...............     7,000        22,975
  Kamigumi Co., Ltd.....................     8,000        32,852
  Kandenko Co., Ltd.....................     5,000        22,136
  Kansai Paint Co., Inc.................     6,000        12,823
  Kawasaki Heavy Industries Ltd.*.......    46,000        42,134
  Kawasaki Steel Corp...................   117,000       118,777
  Kinden Corp...........................     9,000        42,111
  Kissei Pharmaceutical Co., Ltd........     2,000        29,204
  Kobe Steel Ltd.*......................    85,000        33,089
  Kokusai Securities Co., Ltd...........    10,000        58,011
  Kokuyo Co., Ltd.......................     3,000        25,189
  Komatsu Ltd...........................    49,000       175,414
  Komori Corp...........................     1,000        11,289
  Koyo Seiko Co., Ltd...................    10,000        35,265
  Kubota Corp...........................    73,000       191,680
  Kuraray Co., Ltd......................    19,000       121,388
  Kyushu Matsushita Electric Co.,
    Ltd.................................     6,000        39,478
  Lion Corp.............................    11,000        38,539
  Makita Corp...........................     4,000        19,754
  Marui Co., Ltd........................     8,000        94,649
                                           SHARES      VALUE+
----------------------------------------------------------------
  Maruichi Steel Tube Ltd...............     2,000   $    20,411
  Matsushita Electric Industrial Co.,
    Ltd.................................   122,000     1,567,254
  Matsushita-Kotobuk Electronics
    Industries Ltd......................     9,000        72,132
  Mazda Motor Corp.*....................    45,000        80,032
  Michinoku Bank Ltd....................     3,000        16,258
  Mitsubishi Gas Chemical Co., Inc......    17,000        23,746
  Mitsubishi Heavy Industries Ltd.......   199,000       531,639
  Mitsubishi Material Corp..............    44,000        60,118
  Mitsubishi Motor Corp.*...............    58,000        98,283
  Mitsubishi Rayon Co., Ltd.............     9,000        23,563
  Mitsui Chemicals, Inc.................    46,000       147,470
  Mitsui Marine & Fire Insurance Co.,
    Ltd.................................    23,000       107,969
  Mizuho Holdings, Inc..................        31        63,178
  Mori Seiki Co., Ltd...................     3,000        17,976
  Musashino Bank Ltd....................       600        18,228
  Nanto Bank Ltd........................     6,000        17,632
  National House Industrial Co., Ltd....     6,000        25,647
  NGK Spark Plug Co., Ltd...............    11,000        79,261
  NHK Spring Co., Ltd...................     5,000        10,114
  Nichido Fire and Marine Insurance Co.,
    Ltd.................................    21,000       101,305
  Nichirei Corp.........................     6,000        13,327
  Nippon Kayaku Co., Ltd................     3,000        11,198
  Nippon Meat Packers, Inc..............     9,000        95,489
  Nippon Mitsubishi Oil Corp............   121,000       461,797
  Nippon Paint Co., Ltd.................     8,000        16,487
  Nippon Sanso Corp.....................     9,000        23,151
  Nippon Sheet Glass Co., Ltd...........    13,000        41,081
  Nippon Shokubai Co., Ltd..............     4,000        14,350
  Nippon Steel Corp.....................   274,000       395,283
  Nipponkoa Insurance Co., Ltd..........     6,000        22,807
  Nishi-Nippon Bank Ltd.................    15,000        38,928
  Nishimatsu Construction Co., Ltd......     5,000        14,808
  Nissei Sangyo Co., Ltd................     2,000        21,662
  Nisshin Flour Milling Co., Ltd........    14,000        84,421
  Nisshin Steel Co., Ltd................    98,000        45,630
  Nisshinbo Industries, Inc.............    23,000        85,322
  Nissho Iwai Corp.*....................    13,000         7,145
  NKK Corp.*............................   271,000       192,375
  NTN Corp..............................    15,000        24,273
  Obayashi Corp.........................    27,000        76,666
  Okumura Corp..........................     6,000        14,747
  Onward Kashiyama Co., Ltd.............     6,000        57,614
  Q.P. Corp.............................     3,000        23,334
  Rengo Co., Ltd........................     5,000        10,419
  Rinnai Corp...........................     1,100        17,716
  San-In Godo Bank Ltd..................    15,000        52,324
  Sanyo Shinpan Finance Co., Ltd........     1,300        34,433
  Sapporo Breweries Ltd.................    12,000        33,249
  Sapporo Hokuyo Holdings, Inc.*........         9        37,646
  Sekisui Chemical Co., Ltd.............    18,000        47,401
  Sekisui House Ltd.....................    36,000       261,049
  Shiga Bank Ltd........................     4,000        12,946
  Shikoku Bank Ltd......................     6,000        29,998
  Shima Seiki Mfg., Ltd.................     1,000        16,793

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SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Shimadzu Corp.........................     9,000   $    20,884
  Shimizu Corp..........................    33,000       111,839
  Shinko Securities Co., Ltd............    21,000        29,013
  Shiseido Co., Ltd.....................    18,000       166,384
  Showa Shell Sekiyu K.K................    13,000        69,063
  Snow Brand Milk Products Co., Ltd.*...     8,000        13,251
  Sumitomo Corp.........................    84,000       385,345
  Sumitomo Electric Industries Ltd......    44,000       307,305
  Sumitomo Forestry Co., Ltd............     6,000        31,509
  Sumitomo Metal Industries Ltd.*.......   108,000        34,623
  Sumitomo Metal Mining Co..............    18,000        60,041
  Sumitomo Osaka Cement Co., Ltd........    21,000        30,616
  Sumitomo Realty & Development Co.,
    Ltd.................................    15,000        68,697
  Sumitomo Rubber Industries Ltd........     5,000        18,625
  Suzuken Co., Ltd......................     1,000        15,800
  Suzuki Motor Corp.....................     8,000        87,566
  Taiheiyo Cement Corp..................    93,000       141,264
  Taisei Corp...........................    28,000        60,698
  Takashimaya Co., Ltd..................    10,000        59,003
  Tanabe Seiyaku Co., Ltd...............     3,000        26,746
  Teikoku Oil Co., Ltd..................     7,000        25,593
  The 77 Bank Ltd.......................    19,000        83,971
  The Nissan Fire & Marine Insurance
    Co., Ltd............................     6,000        12,823
  The Sumitomo Trust and Banking Co.,
    Ltd.................................    81,000       328,921
  The Tokio Marine & Fire Insurance Co.,
    Ltd.................................    91,000       665,430
  The Yasuda Fire & Marine Insurance
    Co., Ltd............................    52,000       297,687
  Toda Corp.............................     9,000        24,731
  Toho Bank Ltd.........................     5,000        14,655
  Tokuyama Corp.........................     5,000        14,159
  Tokyo Style Co., Ltd..................     2,000        17,159
  Toppan Printing Co., Ltd..............    36,000       332,219
  Toray Industries, Inc.................    63,000       152,439
  Tostem Corp...........................    14,000       189,466
  Toto Ltd..............................     3,000        14,312
  Toyo Seikan Kaisha Ltd................    11,000       140,554
  Toyo Suisan Kaisha Ltd................     2,000        14,655
  Toyota Industries Corp................    15,000       218,686
  Toyota Tsusho Corp....................     9,000        32,562
  UFJ Holdings, Inc.*...................        51       112,503
  Uny Co., Ltd..........................     6,000        61,003
  Victor Company of Japan Ltd...........     9,000        24,594
  Wacoal Corp...........................     3,000        23,907
  Yamagata Bank Ltd.....................     3,000        12,869
  Yamaguchi Bank Ltd....................     5,000        31,486
  Yamaha Corp...........................    12,000        88,848
  Yamatake Corp.........................     2,000        16,319
  Yamazaki Baking Co., Ltd..............     6,000        32,929
                                                     -----------
                                                      16,955,523
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

NETHERLANDS -- 5.1%
  ABN AMRO Holding NV...................    37,786   $   608,461
  DSM NV................................     3,440       125,577
  Hagemeyer NV..........................       834        15,590
  ING Groep NV..........................    51,210     1,305,543
  Koninklije Luchtvaart Maatschappij
    NV..................................     3,600        41,467
  Koninklijke (Royal) KPN NV*...........    43,100       219,067
  Koninklijke (Royal) Philips
    Electronics NV......................    46,000     1,366,808
  Koninklijke Vopak NV..................     4,400        71,283
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800        12,170
  Oce NV................................     6,310        63,302
  Royal Vendex KBB NV...................     1,476        16,791
  Vedior NV.............................     8,646       103,668
  VNU NV................................     5,610       172,334
                                                     -----------
                                                       4,122,061
                                                     -----------

NEW ZEALAND -- 0.0%
  Carter Holt Harvey Ltd................    31,900        22,576
                                                     -----------

NORWAY -- 0.5%
  Bergesen d.y. ASA, Class A............     2,500        44,282
  Den Norske Bank ASA...................     9,200        41,405
  Elkem ASA.............................       900        15,039
  Norsk Hydro ASA.......................     1,800        75,396
  Norske Skogindustrier ASA.............     7,000       131,397
  Storebrand ASA........................    15,800        91,527
                                                     -----------
                                                         399,046
                                                     -----------

PORTUGAL -- 0.5%
  Banco Commercial Portugues SA.........     9,964        40,356
  Banco Espirito Santo SA...............    13,104       168,786
  Cimpor-Cimento de Portugal SGPA SA....     5,800       101,708
  Modelo Continente -- SGPS SA..........    44,000        67,367
  Sonae SGPS SA.........................    88,000        63,450
                                                     -----------
                                                         441,667
                                                     -----------

SINGAPORE -- 0.9%
  Capitaland Ltd........................    65,000        65,827
  Centrepoint Properties Ltd............    49,779        55,265
  City Developments Ltd.................    47,000       153,994
  DBS Group Holdings Ltd................    10,000        74,736
  Fraser & Neave Ltd....................    30,000       123,477
  Keppel Corporation Ltd................    80,000       123,044
  Keppel Land Ltd.......................    38,000        35,397
  Neptune Orient Lines Ltd.*............    76,000        39,924
  Oversea-Chinese Banking Corp., Ltd....    11,000        65,529
                                                     -----------
                                                         737,193
                                                     -----------

SPAIN -- 3.2%
  Aceralia Corporation Siderurgica SA...     4,700        73,884
  Acerinox SA...........................     3,000       100,275
  ACS, Actividades de Construccion y
    Servicious SA.......................       800        19,512
  Autopistas del Mare Nostrum SA........     3,200        65,259
  Autopistas, Concesionaria Espanola
    SA..................................    14,001       139,461
  Azucarera Ebro Agricolas SA...........     3,840        37,258
  Compania Espanole de Petroleos SA.....    12,800       142,310

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
SPAIN  (CONTINUED)
  Corporacion Mapfre....................     8,700   $    50,416
  Endesa SA.............................     9,600       150,143
  Fomento de Construcciones y Contratas
    SA..................................     6,200       128,315
  Grupo Dragados SA.....................     2,000        26,758
  Metrovacesa SA........................     2,205        30,423
  Puleva Biotech SA*....................       400         1,061
  Red Electrica de Espana...............     2,800        26,046
  Repsol-YPF SA.........................    79,300     1,156,246
  Sociedad General de Aguas de Barcelona
    SA..................................        50           623
  Sol Melia SA..........................    12,000        91,223
  Terra Networks SA*....................    40,300       330,032
  Vallehermoso SA.......................     4,400        27,378
                                                     -----------
                                                       2,596,623
                                                     -----------

SWEDEN -- 2.3%
  Atlas Copco AB, Series A..............     5,300       118,899
  Atlas Copco AB, Series B..............     2,600        54,845
  Billerud*.............................     3,781        25,685
  Drott AB, Series B....................     6,700        69,224
  Electrolux AB, Series B...............    21,200       317,402
  Gambro AB, Series A...................    11,400        71,434
  Gambro AB, Series B...................     4,200        26,519
  Industriforvaltnings AB Kinnevik,
    Series B............................     4,500        71,463
  Mo Och Domsjoe AB (MoDo), Series B....     5,900       134,617
  NCC AB................................     3,500        23,438
  Nordic Baltic Holding AB..............     5,716        30,182
  SKF AB, Series B......................     2,900        57,151
  SKF AB, Series A......................     1,600        28,623
  SSAB Svenskt Stal AB, Series A........     3,100        30,398
  Svenska Cellulosa AB (SCA),
    Series B............................    13,300       365,168
  Trelleborg AB, Series B...............     1,500        11,552
  Volvo AB, Series A....................     6,300       102,157
  Volvo AB, Series B....................    20,200       340,113
                                                     -----------
                                                       1,878,870
                                                     -----------

SWITZERLAND -- 6.7%
  ABB Ltd...............................    52,000       501,326
  Baloise Holdings Ltd.*................     8,000       737,527
  Bobst Group AG*.......................       600        16,631
  Ciba Specialty Chemicals AG...........     5,300       331,330
  Clariant AG...........................     3,200        60,255
  Compagnie Financiere Richemont AG*....    36,700       682,210
  Credit Suisse Group*..................    11,960       510,224
  Georg Fischer AG......................       120        22,740
  Givaudan SA...........................     1,180       359,773
  Helvetia Patria Holding*..............     1,240       189,034
  Holcim Ltd., Series B*................     1,386       298,980
  Lonza AG..............................       210       137,292
  Rieter Holding AG.....................       140        29,525
  Schindler Holding AG..................        20        28,682
  Schweizerische Lebensversicherungs-und
    Rentenanstalt.......................       930       400,669
                                           SHARES      VALUE+
----------------------------------------------------------------
  SGS Societe Generale de Surveillance
    Holding SA..........................       500   $    80,290
  SIG Holding AG........................       200        19,161
  Sulzer AG.............................       290        44,559
  Sulzer Medica AG......................     1,150        48,506
  Swisscom AG...........................     1,010       279,947
  UBS AG*...............................     8,880       448,388
  Unaxis Holding AG.....................     1,800       194,143
                                                     -----------
                                                       5,421,192
                                                     -----------

UNITED KINGDOM -- 21.2%
  3I Group Plc..........................    33,393       417,259
  Abbey National Plc....................    17,466       248,842
  Aggregate Industries Plc..............    35,214        45,179
  Alliance & Leicester Group Treasury
    Plc.................................    20,000       233,189
  Allied Domecq Plc.....................    12,800        75,784
  Antofagasta Holdings Plc..............     7,000        53,834
  Associated British Foods Plc..........    37,000       271,104
  Associates British Ports Holdings
    Plc.................................    12,500        76,324
  BAA Plc...............................    57,954       463,815
  BAE Systems Plc.......................    80,068       360,267
  Barratt Developments Plc..............     6,000        37,355
  Bass Plc..............................    48,600       480,452
  Berkeley Group Plc....................     5,060        52,229
  BG Group Plc..........................   194,000       789,704
  Bodycote International Plc............     4,380        13,881
  BPB Plc...............................    14,200        61,932
  Britannic Plc.........................    10,900       116,828
  British Airways Plc...................    21,000        59,533
  British Land Company Plc..............    29,000       196,888
  Brixton Estate Plc....................     6,700        20,942
  Cable & Wireless Plc..................    67,200       322,883
  Canary Wharf Group Plc*...............    12,000        77,764
  Caradon Plc...........................     7,546        13,926
  CGU Plc...............................    58,299       716,178
  Chelsfield Plc........................     8,132        31,329
  Corus Group Plc.......................   174,700       182,865
  Debenhams Plc.........................    20,448       123,071
  F.I. Group Plc........................    17,128        88,895
  GKN Plc...............................    14,000        53,936
  Glynwed International Plc.............     5,000        15,846
  Great Universal Stores Plc............    29,300       274,746
  Hammerson Plc.........................    10,300        66,410
  Hanson Plc............................    40,400       278,397
  Hanson Plc............................     1,137         7,624
  HBOS Plc..............................    63,000       729,051
  Hilton Group Plc......................    82,700       253,684
  IMI Plc...............................    10,000        39,107
  Innogy Holdings Plc...................    27,400        76,481
  Invensys Plc..........................    71,000       123,090
  J Sainsbury Plc.......................   110,515       588,040
  Lattice Group Plc.....................   114,674       260,072
  Liberty International Plc.............    13,712        97,081
  London Merchant Securities Plc........     7,000        15,061
  Marks & Spencer Plc...................   163,122       856,099
  Millennium & Copthorne Hotels Plc.....     9,882        39,077

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Morgan Crucible Company Plc...........     9,497   $    26,371
  National Power Plc*...................    61,400       180,758
  Northern Foods Plc....................    10,000        23,406
  Northern Rock Plc.....................     5,000        45,867
  P & O Princess Cruises Plc............    23,348       135,774
  Pearson Plc...........................    15,095       173,586
  Peninsular and Oriental Steam
    Navigation Co.......................    29,448       101,785
  Pilkington Plc........................    18,773        30,567
  PowerGen Plc..........................    19,445       213,432
  Railtrack Group Plc...................    26,365       107,322
  Rank Group Plc........................    25,000        83,593
  Rexam Plc.............................    17,037        92,819
  RMC Group Plc.........................    10,000        89,990
  Rolls-Royce Plc.......................    88,235       213,579
  Royal & Sun Alliance Insurance Group
    Plc.................................    84,685       485,995
  Royal Bank of Scotland Group Plc......     2,600         2,920
  Royal Bank of Scotland Group Plc......     2,659        64,634
  Safeway Plc...........................    60,187       279,998
  Scottish & Newcastle Plc..............    37,497       286,194
  Scottish Power Plc....................    47,152       260,488
  Signet Group Plc......................    23,000        31,933
  Slough Estates Plc....................    16,400        79,037
  Smith W.H. Plc........................     9,000        63,327
  Spirent Plc...........................    22,000        50,534
  Stagecoach Holdings Plc...............    47,329        50,917
  Tate & Lyle Plc.......................    17,600        88,275
  Taylor Woodrow Plc....................    16,050        39,668
  Telewest Communications Plc*..........    68,000        61,292
  Thistle Hotels Plc....................    19,000        32,028
  Trinity Mirror Plc....................    11,530        68,600
  Uniq Plc..............................     2,050         4,754
  United Business Media Plc.............     8,000        55,826
  Vodafone Group Plc....................  1,525,000    3,985,136
  Whitbread Plc.........................    16,432       131,150
  Wilson Bowden Plc.....................     2,000        23,697
  Wincanton Plc.........................     2,050         5,484
  Wolseley Plc..........................    13,782       115,209
                                                     -----------
                                                      17,191,999
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $81,519,367).......              76,869,708
                                                     -----------

PREFERRED STOCK -- 0.1%

AUSTRALIA -- 0.1%
  The News Corp., Ltd...................     6,058        40,465
                                                     -----------
  TOTAL PREFERRED STOCK
    (Identified Cost $46,754)...........                  40,465
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------
PREFERRED STOCK  (CONTINUED)

SHORT-TERM INVESTMENTS -- 4.5%
UNITED STATES -- 4.5%
  SSgA Government Money Market Fund.....  1,533,000  $ 1,533,000
  SSgA Money Market Fund................  2,133,151    2,133,151
                                                     -----------
                                                       3,666,151
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $3,666,151)........               3,666,151
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.3%
  (IDENTIFIED COST $85,232,272)#..................  80,576,324
  Cash and Other Assets, Less Liabilities --
    0.7%..........................................     579,244
                                                    ----------
NET ASSETS -- 100%................................  $81,155,568
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $85,232,272. Net unrealized depreciation aggregated $4,655,948, of which $4,535,707 related to appreciated investment securities and $9,191,655 related to depreciated investment securities.

Ten Largest Sector Holdings at December 31, 2001
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                 8.5%
Telecommunications                    8.4%
Financial Services                    8.2%
Insurance                             6.5%
Building & Construction               5.4%
Diversified Operations                4.5%
Oil & Gas                             4.4%
Auto & Related                        4.2%
Electronics                           4.0%
Chemicals                             3.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2001 (Unaudited)

                                           SHARES      VALUE+
----------------------------------------------------------------
MUTUAL FUNDS -- 99.6%
  DFA International Small Company
    Portfolio...........................  3,229,121  $23,637,165
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $26,206,640).......              23,637,165
                                                     -----------

SHORT-TERM INVESTMENTS -- 0.0%
  SSgA Government Money Market Fund.....         2             2
  SSgA Money Market Fund................         2             2
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $4)................                       4
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
  (IDENTIFIED COST $26,206,644)#..................  23,637,169
  Cash and Other Assets, Less Liabilities --
    0.4%..........................................      90,046
                                                    ----------
NET ASSETS -- 100%................................  $23,727,215
                                                    ==========

  +  See Note 1.
  # At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $26,206,644. Net unrealized depreciation aggregated $2,569,475, which related solely to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2001 (Unaudited)

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
ASSETS
  Investments in
    securities, at market  $62,952,230   $78,924,734
  Short-term investments
    (at amortized cost)      8,451,410     3,082,532
  Cash                             275           263
  Foreign currency                  --            --
  Receivable for
    investments sold                --         2,330
  Dividends and interest
    receivable               1,048,686        77,580
  Receivable for fund
    shares sold                628,520       327,852
  Receivable due from the
    Manager (Note 2)            43,784        38,629
  Receivable for tax
    reclaims                        --            --
                           -----------   -----------
    TOTAL ASSETS            73,124,905    82,453,920
                           -----------   -----------

LIABILITIES
  Payable for investments
    purchased                       --     2,244,575
  Payable for fund shares
    redeemed                    14,000            --
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                   151,180            --
  Advisory fees payable
    (Note 2)                    46,961        43,896
  Administration fee
    payable (Note 2)            18,718        19,223
  Trustees' fees payable
    (Note 2)                     1,509         1,509
  Shareholder servicing
    fee payable (Note 2)        13,448        13,387
  Accrued expenses and
    other liabilities           49,923        54,812
                           -----------   -----------
    TOTAL LIABILITIES          295,739     2,377,402
                           -----------   -----------

NET ASSETS                 $72,829,166   $80,076,518
                           ===========   ===========
NET ASSETS CONSIST OF:
  Capital paid in          $73,012,007   $86,018,131
  Undistributed/(overdistributed)
    net investment income      148,765        (2,435)
  Accumulated net
    realized gain/(loss)        22,626    (5,548,400)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments               (202,949)     (390,778)
    Foreign currency
      translations            (151,283)           --
                           -----------   -----------

NET ASSETS                 $72,829,166   $80,076,518
                           ===========   ===========

SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       7,295,479     8,255,143
NET ASSET VALUE PER SHARE  $      9.98   $      9.70

IDENTIFIED COST OF
  INVESTMENTS              $71,606,589   $82,398,044
COST OF FOREIGN CURRENCY            --            --

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               SA          SA U.S.                       SA INTERNATIONAL
                            U.S. HBTM   SMALL COMPANY  SA INTERNATIONAL   SMALL COMPANY
                              FUND          FUND          HBTM FUND            FUND
-----------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market  $41,598,180   $41,043,345     $76,910,173       $23,637,165
  Short-term investments
    (at amortized cost)      1,788,121     1,462,478       3,666,151                 4
  Cash                             472           825             669           107,238
  Foreign currency                  --            --         286,817                --
  Receivable for
    investments sold                --        17,731         317,303                --
  Dividends and interest
    receivable                  41,268        21,978          97,921                --
  Receivable for fund
    shares sold                569,362       508,750         348,758           162,613
  Receivable due from the
    Manager (Note 2)            29,184        35,571          21,750            12,938
  Receivable for tax
    reclaims                        --            --          64,348                --
                           -----------   -----------     -----------       -----------
    TOTAL ASSETS            44,026,587    43,090,678      81,713,890        23,919,958
                           -----------   -----------     -----------       -----------

LIABILITIES
  Payable for investments
    purchased                  639,752     1,305,371         342,086           106,578
  Payable for fund shares
    redeemed                    29,739        49,176          42,120                --
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                        --            --              --                --
  Advisory fees payable
    (Note 2)                    29,784        32,531          64,594            11,800
  Administration fee
    payable (Note 2)            16,363        16,298          19,313            14,944
  Trustees' fees payable
    (Note 2)                     1,510         1,509           1,509             1,510
  Shareholder servicing
    fee payable (Note 2)        13,952        14,008          13,705            13,956
  Accrued expenses and
    other liabilities           44,118        53,529          74,995            43,955
                           -----------   -----------     -----------       -----------
    TOTAL LIABILITIES          775,218     1,472,422         558,322           192,743
                           -----------   -----------     -----------       -----------

NET ASSETS                 $43,251,369   $41,618,256     $81,155,568       $23,727,215
                           ===========   ===========     ===========       ===========
NET ASSETS CONSIST OF:
  Capital paid in          $40,987,936   $37,368,128     $88,150,139       $27,468,418
  Undistributed/(overdistributed)
    net investment income        1,442       (71,114)        (86,580)          254,264
  Accumulated net
    realized gain/(loss)    (1,020,569)   (2,755,272)     (2,253,356)       (1,425,992)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments              3,282,560     7,076,514      (4,666,973)       (2,569,475)
    Foreign currency
      translations                  --            --          12,338                --
                           -----------   -----------     -----------       -----------

NET ASSETS                 $43,251,369   $41,618,256     $81,155,568       $23,727,215
                           ===========   ===========     ===========       ===========

SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       4,272,599     3,142,473       9,520,635         2,944,106
NET ASSET VALUE PER SHARE  $     10.12   $     13.24     $      8.52       $      8.06

IDENTIFIED COST OF
  INVESTMENTS              $40,103,741   $35,429,309     $85,232,272       $26,206,644
COST OF FOREIGN CURRENCY            --            --     $   285,722                --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- SIX MONTHS ENDED DECEMBER 31, 2001 (Unaudited)

                                                    SA           SA
                                               FIXED INCOME  U.S. MARKET
                                                   FUND         FUND
------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                                   $       --   $   410,177
    Interest                                     1,149,921        19,706
    Less: Taxes withheld                                --           (41)
                                                ----------   -----------

  TOTAL INCOME                                   1,149,921       429,842
                                                ----------   -----------
  EXPENSES:
    Advisory fees (Note 2)                         244,060       227,585
    Shareholder service fees (Note 2)               55,469        60,091
    Administration fees (Note 2)                    27,480        30,282
    Sub-Administration fees (Note 2)                46,629        46,629
    Trustees' fees and expenses (Note 2)             2,773         2,773
    Custody and accounting fees (Note 2)            44,995        71,153
    Transfer agent fees                             19,668        19,522
    Professional fees                               17,515        17,978
    Registration fees                               12,626        13,504
    Other expenses                                   7,846         7,631
                                                ----------   -----------

  TOTAL EXPENSES BEFORE WAIVERS AND
    REIMBURSEMENTS:                                479,061       497,148
    Less: Expenses waived or borne by the
      Manager                                     (245,484)     (218,557)
                                                ----------   -----------

    NET EXPENSES                                   233,577       278,591
                                                ----------   -----------

  NET INVESTMENT INCOME (LOSS)                     916,344       151,251
                                                ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    REALIZED GAIN (LOSS) ON:
      Investments                                  (58,850)     (662,001)
      Foreign currency transactions                257,367            --
    INCREASE (DECREASE) IN UNREALIZED
      APPRECIATION/DEPRECIATION ON:
      Investments                                  671,450    (1,557,982)
      Foreign currency transactions               (327,801)           --
                                                ----------   -----------

    Net realized and unrealized gain (loss)
      on investments and change in unrealized
      appreciation (depreciation)                  542,166    (2,219,983)
                                                ----------   -----------

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   $1,458,510   $(2,068,732)
                                                ==========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                   SA          SA U.S.             SA          SA INTERNATIONAL
                                                U.S. HBTM   SMALL COMPANY  INTERNATIONAL HBTM   SMALL COMPANY
                                                  FUND          FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                                  $   211,437   $   106,953      $   449,470        $   416,455
    Interest                                        14,040         9,539           37,889                 --
    Less: Taxes withheld                              (132)          (38)         (42,234)                --
                                               -----------   -----------      -----------        -----------

  TOTAL INCOME                                     225,345       116,454          445,125            416,455
                                               -----------   -----------      -----------        -----------
  EXPENSES:
    Advisory fees (Note 2)                         151,721       162,523          345,586             65,079
    Shareholder service fees (Note 2)               30,679        29,546           62,710             18,207
    Administration fees (Note 2)                    15,590        15,006           31,898              9,254
    Sub-Administration fees (Note 2)                46,629        46,629           46,629             46,629
    Trustees' fees and expenses (Note 2)             2,773         2,773            2,773              2,773
    Custody and accounting fees (Note 2)            38,454        86,041           67,917             20,995
    Transfer agent fees                             18,493        18,834           18,426             18,174
    Professional fees                               17,155        17,155           17,225             22,260
    Registration fees                               10,474         9,576           13,707              7,461
    Other expenses                                   7,863         7,844            7,854              7,955
                                               -----------   -----------      -----------        -----------

  TOTAL EXPENSES BEFORE WAIVERS AND
    REIMBURSEMENTS:                                339,831       395,927          614,725            218,787
    Less: Expenses waived or borne by the
      Manager                                     (176,138)     (208,359)        (152,202)          (100,343)
                                               -----------   -----------      -----------        -----------

    NET EXPENSES                                   163,693       187,568          462,523            118,444
                                               -----------   -----------      -----------        -----------

  NET INVESTMENT INCOME (LOSS)                      61,652       (71,114)         (17,398)           298,011
                                               -----------   -----------      -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    REALIZED GAIN (LOSS) ON:
      Investments                                 (281,010)   (1,060,517)      (2,230,456)           (54,996)
      Foreign currency transactions                     --            --          (15,057)                --
    INCREASE (DECREASE) IN UNREALIZED
      APPRECIATION/DEPRECIATION ON:
      Investments                               (1,586,373)    1,115,504       (2,470,427)        (2,500,988)
      Foreign currency transactions                     --            --           12,338                 --
                                               -----------   -----------      -----------        -----------

    Net realized and unrealized gain (loss)
      on investments and change in unrealized
      appreciation (depreciation)               (1,867,383)       54,987       (4,703,602)        (2,555,984)
                                               -----------   -----------      -----------        -----------

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  $(1,805,731)  $   (16,127)     $(4,721,000)       $(2,257,973)
                                               ===========   ===========      ===========        ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SA FIXED INCOME FUND
                                               --------------------------------
                                               SIX MONTHS ENDED
                                                  12/31/2001       YEAR ENDED
                                                 (UNAUDITED)       6/30/2001
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                        $   916,344      $  1,494,088
    Net realized gain (loss) on investments
      and foreign currency transactions              198,517           753,496
    Net increase (decrease) in unrealized
      appreciation (depreciation)                    343,649          (307,628)
                                                 -----------      ------------
    Net increase (decrease) from operations        1,458,510         1,939,956
                                                 -----------      ------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           (908,686)       (2,559,846)
    Net realized gains                              (137,475)               --
                                                 -----------      ------------
  TOTAL DISTRIBUTIONS                             (1,046,161)       (2,559,846)
                                                 -----------      ------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares
      Class S                                             --             7,518
      Class I (Note 1)                            31,529,724        23,076,307
    Value of distributions reinvested
      Class S                                             --                --
      Class I (Note 1)                               945,261         2,394,982
    Cost of shares redeemed
      Class S                                             --          (206,134)
      Class I (Note 1)                            (5,512,825)       (5,458,239)
    Value of shares consolidated
      Class S                                             --       (10,890,518)
      Class I (Note 1)                                    --        10,890,518
                                                 -----------      ------------
  TOTAL SHARE TRANSACTIONS                        26,962,160        19,814,434
                                                 -----------      ------------
  Net increase from share transactions            26,962,160        19,814,434
                                                 -----------      ------------
  TOTAL INCREASE IN NET ASSETS                    27,374,509        19,194,544
NET ASSETS
  Beginning of Period                             45,454,657        26,260,113
                                                 -----------      ------------
  End of Period                                  $72,829,166      $ 45,454,657
                                                 ===========      ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD               $   148,765      $    141,107
CAPITAL SHARE TRANSACTIONS
CLASS S:
  Shares sold by subscription                             --               746
  Issued for distributions reinvested                     --                --
  Shares redeemed                                         --           (20,428)
  Shares consolidated to Class I (Note 1)                 --        (1,084,476)
                                                 -----------      ------------
  Net increase (decrease) in fund shares                  --        (1,104,158)
                                                 ===========      ============
CLASS I (NOTE 1):
  Shares sold by subscription                      3,142,306         2,317,760
  Issued for distributions reinvested                 94,854           243,009
  Shares redeemed                                   (547,947)         (541,457)
  Shares consolidated from Class S (Note 1)               --         1,077,203
                                                 -----------      ------------
  Net increase in fund shares                      2,689,213         3,096,515
                                                 ===========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                     SA U.S. MARKET FUND                SA U.S. HBTM FUND
                                               --------------------------------  -------------------------------
                                               SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                  12/31/2001       YEAR ENDED       12/31/2001      YEAR ENDED
                                                 (UNAUDITED)       6/30/2001       (UNAUDITED)       6/30/2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                        $   151,251      $    195,366     $    61,652      $   230,630
    Net realized gain (loss) on investments
      and foreign currency transactions             (662,001)       (4,796,608)       (281,010)        (739,559)
    Net increase (decrease) in unrealized
      appreciation (depreciation)                 (1,557,982)         (718,689)     (1,586,373)       5,932,159
                                                 -----------      ------------     -----------      -----------
    Net increase (decrease) from operations       (2,068,732)       (5,319,931)     (1,805,731)       5,423,230
                                                 -----------      ------------     -----------      -----------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           (251,892)         (137,062)       (146,561)        (235,632)
    Net realized gains                                    --          (133,743)             --          (63,324)
                                                 -----------      ------------     -----------      -----------
  TOTAL DISTRIBUTIONS                               (251,892)         (270,805)       (146,561)        (298,956)
                                                 -----------      ------------     -----------      -----------
  SHARE TRANSACTIONS
    Proceeds from sales of shares
      Class S                                             --            31,202              --           18,664
      Class I (Note 1)                            30,300,596        38,743,608      17,855,218       18,292,900
    Value of distributions reinvested
      Class S                                             --                --              --               --
      Class I (Note 1)                               223,747           246,331         133,202          277,187
    Cost of shares redeemed
      Class S                                             --          (310,391)             --          (93,271)
      Class I (Note 1)                            (3,732,136)       (9,348,939)     (2,362,268)      (7,433,964)
    Value of shares consolidated
      Class S                                             --       (14,333,743)             --       (6,792,153)
      Class I (Note 1)                                    --        14,333,743              --        6,792,153
                                                 -----------      ------------     -----------      -----------
  TOTAL SHARE TRANSACTIONS                        26,792,207        29,361,811      15,626,152       11,061,516
                                                 -----------      ------------     -----------      -----------
  Net increase from share transactions            26,792,207        29,361,811      15,626,152       11,061,516
                                                 -----------      ------------     -----------      -----------
  TOTAL INCREASE IN NET ASSETS                    24,471,583        23,771,075      13,673,860       16,185,790
NET ASSETS
  Beginning of Period                             55,604,935        31,833,860      29,577,509       13,391,719
                                                 -----------      ------------     -----------      -----------
  End of Period                                  $80,076,518      $ 55,604,935     $43,251,369      $29,577,509
                                                 ===========      ============     ===========      ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD               $    (2,435)     $     98,206     $     1,442      $    86,351
CAPITAL SHARE TRANSACTIONS
CLASS S:
  Shares sold by subscription                             --             2,655              --            2,034
  Issued for distributions reinvested                     --                --              --               --
  Shares redeemed                                         --           (26,362)             --          (10,149)
  Shares consolidated to Class I (Note 1)                 --        (1,328,970)             --         (734,940)
                                                 -----------      ------------     -----------      -----------
  Net increase (decrease) in fund shares                  --        (1,352,677)             --         (743,055)
                                                 ===========      ============     ===========      ===========
CLASS I (NOTE 1):
  Shares sold by subscription                      3,211,352         3,537,221       1,816,082        1,828,285
  Issued for distributions reinvested                 23,210            23,195          13,455           29,116
  Shares redeemed                                   (400,719)         (754,459)       (240,505)        (691,665)
  Shares consolidated from Class S (Note 1)               --         1,218,856              --          707,516
                                                 -----------      ------------     -----------      -----------
  Net increase in fund shares                      2,833,843         4,024,813       1,589,032        1,873,252
                                                 ===========      ============     ===========      ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                SA U.S. SMALL COMPANY
                           -------------------------------
                           SIX MONTHS ENDED
                              12/31/2001      YEAR ENDED
                             (UNAUDITED)       6/30/2001
----------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)                 $   (71,114)     $   (55,201)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions            (1,060,517)      (1,666,727)
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                   --               --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)           1,115,504        4,386,166
                             -----------      -----------
    Net increase
      (decrease) from
      operations                 (16,127)       2,664,238
                             -----------      -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income             --               --
    Net realized gains            (1,897)         (43,808)
                             -----------      -----------
  TOTAL DISTRIBUTIONS             (1,897)         (43,808)
                             -----------      -----------
  SHARE TRANSACTIONS
  Proceeds from sales of
    shares
    Class S                           --           16,863
    Class I (Note 1)          14,821,217       17,392,560
  Value of distributions
    reinvested
    Class S                           --               --
    Class I (Note 1)               1,725           40,176
  Cost of shares redeemed
    Class S                           --         (137,276)
    Class I (Note 1)          (2,439,155)      (4,228,084)
  Value of shares
    consolidated
    Class S                           --       (5,756,771)
    Class I (Note 1)                  --        5,756,771
                             -----------      -----------
  TOTAL SHARE
    TRANSACTIONS              12,383,787       13,084,239
    Shareholder
      transaction fees
      (Note 2)                        --               --
                             -----------      -----------
  Net increase from share
    transactions              12,383,787       13,084,239
                             -----------      -----------
  TOTAL INCREASE IN NET
    ASSETS                    12,365,763       15,704,669
NET ASSETS
  Beginning of Period         29,252,493       13,547,824
                             -----------      -----------
  End of Period              $41,618,256      $29,252,493
                             ===========      ===========
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME,
    END OF PERIOD            $   (71,114)     $        --
CAPITAL SHARE
  TRANSACTIONS
  CLASS S:
    Shares sold by
      subscription                    --            1,315
    Issued for
      distributions
      reinvested                      --               --
    Shares redeemed                   --          (10,857)
    Shares consolidated
      to Class I
      (Note 1)                        --         (525,283)
                             -----------      -----------
    Net decrease in fund
      shares                          --         (534,825)
                             ===========      ===========
  CLASS I (NOTE 1):
    Shares sold by
      subscription             1,203,174        1,406,825
    Issued for
      distributions
      reinvested                     132            3,463
    Shares redeemed             (199,765)        (273,857)
    Shares consolidated
      from Class S
      (Note 1)                        --          459,073
                             -----------      -----------
    Net increase in fund
      shares                   1,003,541        1,595,504
                             ===========      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                              SA INTERNATIONAL HBTM FUND     SA INTERNATIONAL SMALL COMPANY FUND
                           --------------------------------  -----------------------------------
                           SIX MONTHS ENDED                   SIX MONTHS ENDED
                              12/31/2001       YEAR ENDED        12/31/2001        YEAR ENDED
                             (UNAUDITED)       6/30/2001        (UNAUDITED)         6/30/2001
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)                 $   (17,398)     $    668,247       $   298,011       $    95,731
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions            (2,245,513)          355,381           (54,996)       (1,429,039)
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                   --                --                --           210,137
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)          (2,458,089)       (3,263,650)       (2,500,988)         (149,661)
                             -----------      ------------       -----------       -----------
    Net increase
      (decrease) from
      operations              (4,721,000)       (2,240,022)       (2,257,973)       (1,272,832)
                             -----------      ------------       -----------       -----------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income       (608,572)         (340,159)         (153,963)               --
    Net realized gains          (366,739)          (36,165)               --          (268,891)
                             -----------      ------------       -----------       -----------
  TOTAL DISTRIBUTIONS           (975,311)         (376,324)         (153,963)         (268,891)
                             -----------      ------------       -----------       -----------
  SHARE TRANSACTIONS
  Proceeds from sales of
    shares
    Class S                           --            47,394                --            19,534
    Class I (Note 1)          30,143,865        39,208,950         9,443,229        11,311,021
  Value of distributions
    reinvested
    Class S                           --                --                --                --
    Class I (Note 1)             885,414           349,807           141,207           251,005
  Cost of shares redeemed
    Class S                           --          (396,183)               --           (92,209)
    Class I (Note 1)          (4,818,918)      (14,790,321)       (1,088,563)       (3,127,208)
  Value of shares
    consolidated
    Class S                           --       (16,752,782)               --        (4,864,291)
    Class I (Note 1)                  --        16,752,782                --         4,864,291
                             -----------      ------------       -----------       -----------
  TOTAL SHARE
    TRANSACTIONS              26,210,361        24,419,647         8,495,873         8,362,143
    Shareholder
      transaction fees
      (Note 2)                        --                --            63,536            74,440
                             -----------      ------------       -----------       -----------
  Net increase from share
    transactions              26,210,361        24,419,647         8,559,409         8,436,583
                             -----------      ------------       -----------       -----------
  TOTAL INCREASE IN NET
    ASSETS                    20,514,050        21,803,301         6,147,473         6,894,860
NET ASSETS
  Beginning of Period         60,641,518        38,838,217        17,579,742        10,684,882
                             -----------      ------------       -----------       -----------
  End of Period              $81,155,568      $ 60,641,518       $23,727,215       $17,579,742
                             ===========      ============       ===========       ===========
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME,
    END OF PERIOD            $   (86,580)     $    539,390       $   254,264       $   110,216
CAPITAL SHARE
  TRANSACTIONS
  CLASS S:
    Shares sold by
      subscription                    --             4,711                --             1,660
    Issued for
      distributions
      reinvested                      --                --                --                --
    Shares redeemed                   --           (39,610)               --            (8,688)
    Shares consolidated
      to Class I
      (Note 1)                        --        (1,733,593)               --          (480,405)
                             -----------      ------------       -----------       -----------
    Net decrease in fund
      shares                          --        (1,768,492)               --          (487,433)
                             ===========      ============       ===========       ===========
  CLASS I (NOTE 1):
    Shares sold by
      subscription             3,534,082         4,085,739         1,141,589         1,204,086
    Issued for
      distributions
      reinvested                 105,156            36,552            17,651            27,797
    Shares redeemed             (564,570)       (1,488,848)         (130,438)         (342,126)
    Shares consolidated
      from Class S
      (Note 1)                        --         1,690,493                --           487,137
                             -----------      ------------       -----------       -----------
    Net increase in fund
      shares                   3,074,668         4,323,936         1,028,801         1,376,894
                             ===========      ============       ===========       ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SA FIXED
                                                                    INCOME FUND
                                               -----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                               DECEMBER 31, 2001     YEAR ENDED       PERIOD ENDED
                                                  (UNAUDITED)       JUNE 30, 2001    JUNE 30, 2000*
----------------------------------------------------------------------------------------------------
                                                                      (I CLASS)        (I CLASS)
Net Asset Value, Beginning of Period                 $  9.87           $ 10.04           $ 10.00
                                                     -------           -------           -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.14              0.44              0.35
  Net realized and unrealized gain on
    investments                                         0.14              0.13              0.03
                                                     -------           -------           -------
Total from investment operations                        0.28              0.57              0.38
                                                     -------           -------           -------

LESS DISTRIBUTIONS:
  Dividends from net investment income                 (0.15)            (0.74)            (0.34)
  Distributions from capital gains                     (0.02)               --                --
                                                     -------           -------           -------
Total distributions                                    (0.17)            (0.74)            (0.34)
                                                     -------           -------           -------

Net asset value, end of period                       $  9.98           $  9.87           $ 10.04
                                                     =======           =======           =======

Total return (1)                                        5.27%             5.88%             3.90%
Net assets, end of period (000s)                     $72,829           $45,455           $15,165
Ratio of net expenses to average net assets
  (2)                                                   0.85%             0.87%             1.00%
Ratio of gross expenses to average net assets
  (2)(3)                                                1.74%             2.06%             3.08%
Ratio of net investment income to average net
  assets (2)                                            3.33%             4.20%             4.35%
Portfolio turnover rate (1)                               71%              135%               20%
Without giving effect to the voluntary
  expense limitations described in Note 2 to
  the Financial Statements, net investment
  income per share would have been (3)               $  0.10           $  0.31           $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                      SA U.S.
                                                                    MARKET FUND
                                               -----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                               DECEMBER 31, 2001     YEAR ENDED       PERIOD ENDED
                                                  (UNAUDITED)       JUNE 30, 2001    JUNE 30, 2000*
----------------------------------------------------------------------------------------------------
                                                                      (I CLASS)        (I CLASS)
Net Asset Value, Beginning of Period                 $ 10.26           $ 11.59           $ 10.00
                                                     -------           -------           -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.01              0.04              0.02
  Net realized and unrealized gain (loss) on
    investments                                        (0.54)            (1.30)             1.57
                                                     -------           -------           -------
Total from investment operations                       (0.53)            (1.26)             1.59
                                                     -------           -------           -------

LESS DISTRIBUTIONS:
  Dividends from net investment income                 (0.03)            (0.04)               --
  Distributions from capital gains                        --             (0.03)               --
                                                     -------           -------           -------
Total distributions                                    (0.03)            (0.07)               --
                                                     -------           -------           -------

Net asset value, end of period                       $  9.70           $ 10.26           $ 11.59
                                                     =======           =======           =======

Total return (1)                                      (10.39)%          (10.89)%           15.90%
Net assets, end of period (000s)                     $80,077           $55,605           $16,188
Ratio of net expenses to average net assets
  (2)                                                   0.92%             0.95%             1.08%
Ratio of gross expenses to average net assets
  (2)                                                   1.64%             1.87%             3.33%
Ratio of net investment income to average net
  assets (2)(3)                                         0.50%             0.44%             0.43%
Portfolio turnover rate (1)                                1%               16%                1%
Without giving effect to the voluntary
  expense limitations described in Note 2 to
  the Financial Statements, net investment
  income (loss) per share would have been (3)        $ (0.01)          $ (0.04)          $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                     SA U.S.
                                                                    HBTM FUND
                                               ----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                               DECEMBER 31, 2001     YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)      JUNE 30, 2001    JUNE 30, 2000*
---------------------------------------------------------------------------------------------------
                                                                     (I CLASS)        (I CLASS)
Net Asset Value, Beginning of Period                 $ 11.02           $  8.62          $ 10.00
                                                     -------           -------          -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                (0.00)**           0.08             0.06
  Net realized and unrealized gain (loss) on
    investments                                        (0.86)             2.46            (1.44)
                                                     -------           -------          -------
Total from investment operations                       (0.86)             2.54            (1.38)
                                                     -------           -------          -------

LESS DISTRIBUTIONS:
  Dividends from net investment income                 (0.04)            (0.11)              --
  Distributions from capital gains                        --             (0.03)              --
                                                     -------           -------          -------
Total distributions                                    (0.04)            (0.14)              --
                                                     -------           -------          -------

Net asset value, end of period                       $ 10.12           $ 11.02          $  8.62
                                                     =======           =======          =======

Total return (1)                                        0.86%            29.69%          (13.80)%
Net assets, end of period (000s)                     $43,251           $29,578          $ 6,987
Ratio of net expenses to average net assets
  (2)                                                   1.05%             1.07%            1.13%
Ratio of gross expenses to average net assets
  (2)(3)                                                2.18%             2.61%            5.67%
Ratio of net investment income to average net
  assets (2)                                            0.40%             1.03%            1.57%
Portfolio turnover rate (1)                                4%               26%               3%
Without giving effect to the voluntary
  expense limitations described in Note 2 to
  the Financial Statements, net investment
  income (loss) per share would have been (3)        $ (0.01)          $ (0.04)         $ (0.12)

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                      SA U.S
                                                                  SMALL COMPANY
                                                                       FUND
                                               ----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                               DECEMBER 31, 2001     YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)       JUNE 30, 2001    JUNE 30, 2000
---------------------------------------------------------------------------------------------------
                                                                      (I CLASS)        (I CLASS)
Net Asset Value, Beginning of Period                 $ 13.68           $ 12.58          $10.00*
                                                     -------           -------          ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                  (0.02)            (0.03)          (0.01)
  Net realized and unrealized gain (loss) on
    investments                                        (0.42)(4)          1.16            2.59
                                                     -------           -------          ------
Total from investment operations                       (0.44)             1.13            2.58
                                                     -------           -------          ------

LESS DISTRIBUTIONS:
  Distributions from capital gains                     (0.00)**          (0.03)             --
                                                     -------           -------          ------
Total distributions                                    (0.00)**          (0.03)             --
                                                     -------           -------          ------

Net asset value, end of period                       $ 13.24           $ 13.68          $12.58
                                                     =======           =======          ======

Total return (1)                                        8.88%             9.02%          25.80%
Net assets, end of period (000s)                     $41,618           $29,252          $6,836
Ratio of net expenses to average net assets
  (2)                                                   1.25%             1.26%           1.28%
Ratio of gross expenses to average net assets
  (2)(3)                                                2.64%             3.32%           6.62%
Ratio of net investment loss to average net
  assets (2)                                           (0.47)%           (0.28)%         (0.18)%
Portfolio turnover rate (1)                                4%               17%              4%
Without giving effect to the voluntary
  expense limitations described in Note 2 to
  the Financial Statements, net investment
  income (loss) per share would have been (3)        $ (0.09)          $ (0.22)         $(0.30)

  *  From commencement of operations, July 29, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
(4) The amount shown for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                 SA INTERNATIONAL
                                                                     HBTM FUND
                                               -----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                               DECEMBER 31, 2001     YEAR ENDED       PERIOD ENDED
                                                  (UNAUDITED)       JUNE 30, 2001    JUNE 30, 2000*
----------------------------------------------------------------------------------------------------
                                                                      (I CLASS)        (I CLASS)
Net Asset Value, Beginning of Period                 $  9.41           $  9.99           $ 10.00
                                                     -------           -------           -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         (0.03)             0.09              0.11
  Net realized and unrealized loss on
    investments                                        (0.75)            (0.60)            (0.08)
                                                     -------           -------           -------
Total from investment operations                       (0.78)            (0.51)             0.03
                                                     -------           -------           -------

LESS DISTRIBUTIONS:
  Dividends from net investment income                 (0.07)            (0.06)            (0.04)
  Distributions from capital gains                     (0.04)            (0.01)               --
                                                     -------           -------           -------
Total distributions                                    (0.11)            (0.07)            (0.04)
                                                     -------           -------           -------

Net asset value, end of period                       $  8.52           $  9.41           $  9.99
                                                     =======           =======           =======

Total return (1)                                      (12.82)%           (5.15)%            0.36%
Net assets, end of period (000s)                     $81,156           $60,642           $21,192
Ratio of net expenses to average net assets
  (2)                                                   1.45%             1.47%             1.53%
Ratio of gross expenses to average net assets
  (2)(3)                                                1.93%             2.10%             3.66%
Ratio of net investment income (loss) to
  average net assets (2)                               (0.05)%            1.27%             2.22%
Portfolio turnover rate (1)                                3%               12%                2%
Without giving effect to the voluntary
  expense limitations
described in Note 2 to the Financial
  Statements, net investment income per share
  would have been (3)                                $ (0.25)          $  0.05           $0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                 SA INTERNATIONAL
                                                                SMALL COMPANY FUND
                                               -----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                               DECEMBER 31, 2001     YEAR ENDED       PERIOD ENDED
                                                  (UNAUDITED)       JUNE 30, 2001    JUNE 30, 2000*
----------------------------------------------------------------------------------------------------
                                                                      (I CLASS)        (I CLASS)
Net Asset Value, Beginning of Period                 $  9.18           $ 10.42           $10.00
                                                     -------           -------           ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.08              0.05             0.17
  Net realized and unrealized gain (loss) on
    investments                                        (1.14)            (1.11)            0.47
                                                     -------           -------           ------
Total from investment operations                       (1.06)            (1.06)            0.64
                                                     -------           -------           ------

LESS DISTRIBUTIONS:
  Dividends from net investment income                 (0.06)               --            (0.22)
  Distributions from capital gains                        --             (0.18)              --
                                                     -------           -------           ------
Total distributions                                    (0.06)            (0.18)           (0.22)
                                                     -------           -------           ------

Net asset value, end of period                       $  8.06           $  9.18           $10.42
                                                     =======           =======           ======

Total return (1)                                      (11.50)%          (10.15)%           5.84%
Net assets, end of period (000s)                     $23,727           $17,850           $5,613
Ratio of net expenses to average net assets
  (2)                                                   1.28%             1.29%            1.28%
Ratio of gross expenses to average net assets
  (2)(3)                                                2.36%             3.04%            7.08%
Ratio of net investment income to average net
  assets (2)                                            3.22%             0.68%            0.95%
Portfolio turnover rate (1)                              N/A%              N/A%              25%
Without giving effect to the voluntary
  expense limitations described in Note 2 to
  the Financial Statements, net investment
  income (loss) per share would have been
  (3)                                                $  0.06           $ (0.08)          $(0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A  Refer to respective Master Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds--Investment Trust, which was changed to the current name on June 7, 1999. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers of the following
Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of SA Fixed Income Fund, which commenced operations on July 29, 1999. On November 23, 1999 the Trust's Board of Trustees authorized the creation of two additional Funds. These two additional Funds have not yet commenced operations.

    On July 7, 1999, SA Fixed Income Fund issued 2,500 Class I shares and 2,500 Class S shares, and each of SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund issued 500 Class I shares and 500 Class S shares at net asset value (the "Initial Shares") to RWB Advisory Services Inc. Effective April 7, 2000, RWB Advisory Services Inc. changed its name to Assante Asset Management Inc. (the "Manager").

    Prior to October 30, 2000 ("effective date"), the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination). Because the Funds' outstanding shares as of December 31, 2001 were previously accounted for as Class I shares, for the purposes of these financial statements, all references to Class I shares as of that date pertain to all of the outstanding shares of the relevant Fund.

    Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, which means that it invests all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). Prior to the effective date, SA International Small Company Fund was a fund of funds. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (Continued)

--------------------------------------------------------------------------------

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short term debt securities are valued based upon prices provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust.

    The shares of the SSgA Government Money Market Fund and the SSgA Money Market Fund held by the Funds and shares of the DFA International Small Company Portfolio held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. (the "Sub-adviser") will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    SA Fixed Income Fund and SA International HBtM Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (Continued)

--------------------------------------------------------------------------------
the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At December 31, 2001, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                         LOCAL     AGGREGATE                 UNREALIZED
                           DELIVERY    CURRENCY       FACE       TOTAL      APPRECIATION
                             DATE       AMOUNT       AMOUNT      VALUE     (DEPRECIATION)
                           ---------  -----------  ----------  ----------  --------------
Great British Pound
  (sell).................  1/17/2002    1,496,913  $2,156,604  $2,173,972    $ (17,368)
Japanese Yen (sell)......  1/17/2002  120,492,092     956,294     920,503       35,791
Australian Dollar
  (sell).................  1/29/2002    6,465,176   3,284,584   3,302,975      (18,391)
Canadian Dollar (sell)...  1/28/2002    6,394,136   4,003,842   4,014,852      (11,010)
Swedish Krona (sell).....  1/28/2002   44,425,426   4,102,885   4,243,087     (140,202)
                                                                             ---------
                                                                             $(151,180)
                                                                             =========

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (Continued)

--------------------------------------------------------------------------------

    Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

    ORGANIZATION EXPENSES -- Costs and expenses of the Trust paid by the Manager in connection with the organization of the Trust and the initial public offering of its shares were immediately expensed by each Fund.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with the Manager, an indirect, wholly-owned subsidiary of Assante Corporation which is a publicly traded financial services company located in Winnipeg, Canada, under which the Manager manages the investments of and provides administrative services to each Fund. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the annual rate of 0.65% of the average daily net assets of each Fund, plus an amount that the Manager pays to the sub-adviser for sub-advisory services. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Inc. ("DFA"). For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (Continued)

--------------------------------------------------------------------------------

    The total advisory fees applicable to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEE
----                                                --------
SA Fixed Income Fund..............................    0.84%
SA U.S. Market Fund...............................    0.70%
SA U.S. HBtM Fund.................................    0.92%
SA U.S. Small Company Fund........................    1.03%
SA International HBtM Fund........................    1.03%
SA International Small Company Fund...............    0.65%

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.25% of the value of the average daily net assets of each Fund.

    DFA has contractually agreed to waive its sub-advisory fees in total for the period July 1, 2001 through June 30, 2002. In addition, the Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until August 15, 2002, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   0.85%
SA U.S. Market Fund...............................   0.92%
SA U.S. HBtM Fund.................................   1.05%
SA U.S. Small Company Fund........................   1.25%
SA International HBtM Fund........................   1.45%
SA International Small Company Fund...............   1.28%

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, and (3) the Fund must be able to make the

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (Continued)

--------------------------------------------------------------------------------
reimbursement and still stay within the operating expense limitations. As of December 31, 2001, the following amounts are subject to this recapture through June 30, 2002, June 30, 2003, and June 30, 2004 respectively. No amounts were recaptured during the period ended December 31, 2001.

                                     AMOUNT SUBJECT  AMOUNT SUBJECT  AMOUNT SUBJECT
                                      TO RECAPTURE    TO RECAPTURE    TO RECAPTURE
                                        THROUGH         THROUGH         THROUGH
FUND                                 JUNE 30, 2002   JUNE 30, 2003   JUNE 30, 2004
----                                 --------------  --------------  --------------
SA Fixed Income Fund...............     $320,543        $421,171        $245,484
SA U.S. Market Fund................      299,745         410,994         218,557
SA U.S. HBtM Fund..................      288,927         344,037         176,138
SA U.S. Small Company Fund.........      309,431         410,555         208,359
SA International HBtM Fund.........      330,510         330,529         152,202
SA International Small Company
  Fund.............................      251,190         248,665         100,343

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees receive no compensation from the Funds or Trust for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a sub-administration agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund.

    During the first six months of operations of each Fund, State Street waived its minimum fee charges for sub-administration, custody and accounting, subject to certain requirements. The agreements for these waivers state that if certain requirements are not met, the Funds will repay State Street certain fees waived. As of December 31, 2001, the waived fees subject to repayment are as follows:

                                                    AMOUNT SUBJECT
FUND                                                 TO RECAPTURE
----                                                --------------
SA Fixed Income Fund..............................     $39,798
SA U.S. Market Fund...............................      42,179
SA U.S. HBtM Fund.................................      42,264
SA U.S, Small Company Fund........................      42,841
SA International HBtM Fund........................      40,451
SA International Small Company Fund...............      47,821

    SHAREHOLDER TRANSACTION FEES -- SA International Small Company Fund charges a transaction fee, currently 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee does not apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is passed through to the funds in which the Master Fund invests, where it is used to protect existing shareholders by offsetting the transaction costs associated with purchasing additional securities.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (Continued)

--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the six months ended December 31, 2001 were as follows:

                                                    PURCHASES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $26,129,435    $44,192,656
SA U.S. Market Fund.....................             --     26,951,658
SA U.S. HBtM Fund.......................             --     15,365,297
SA U.S. Small Company Fund..............             --     13,182,568
SA International HBtM Fund..............             --     26,207,247
SA International Small Company Fund.....            N/A            N/A

                                                      SALES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $ 3,139,840    $26,968,089
SA U.S. Market Fund.....................             --        409,165
SA U.S. HBtM Fund.......................             --      1,047,989
SA U.S. Small Company Fund..............             --      1,077,091
SA International HBtM Fund..............             --      1,885,158
SA International Small Company Fund.....            N/A            N/A

N/A -- REFER TO RESPECTIVE MASTER FUND.

     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedule of Investments -- December 31, 2001 (Unaudited)..............     62

Schedule of Investments -- November 30, 2001..........................     63

Statement of Assets and Liabilities -- December 31, 2001
 (Unaudited)..........................................................     64

Statement of Assets and Liabilities -- November 30, 2001..............     65

Statement of Operations...............................................     66

Statements of Changes in Net Assets...................................     67

Financial Highlights..................................................     68

Notes to Financial Statements.........................................     69

Report of Independent Certified Public Accountants....................     72

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001
                                  (UNAUDITED)

                                                                                  VALUE
                                                                                  -----
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (31.3%)
  (Cost $184,709,520).......................................                   $110,001,822
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (16.1%)
  (Cost $78,655,929)........................................                     56,593,038
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (16.2%)
  (Cost $51,921,443)........................................                     56,979,555
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (36.0%)
  (Cost $124,376,733).......................................                    126,323,315
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.48%,
  01/02/02 (Collateralized by U.S. Treasury Bond 11.875%,
  11/15/03, valued at $1,459,763) to be repurchased at
  $1,437,118
  (Cost $1,437,000).........................................                      1,437,000
                                                                               ------------
    Total Investments (100%) (Cost $441,100,625)+...........                   $351,334,730
                                                                               ============

--------------
+The cost for federal income tax purposes is $441,330,527.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2001

                                                                                  VALUE+
                                                                                  ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (33.2%)
  (Cost $179,647,055).......................................                   $118,174,113
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (15.6%)
  (Cost $78,490,434)........................................                     55,733,283
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (15.4%)
  (Cost $52,029,135)........................................                     54,975,951
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (35.4%)
  (Cost $125,868,415).......................................                    125,987,602
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
  12/03/01 (Collateralized by U.S. Treasury Notes 6.125%,
  12/31/01, valued at $1,416,589) to be repurchased at
  $1,394,232
  (Cost $1,394,000).........................................                      1,394,000
                                                                               ------------
    Total Investments (100%) (Cost $437,429,039)++..........                   $356,264,949
                                                                               ============

--------------
 +See Note B to Financial Statements
++The cost for federal income tax purposes is $437,658,941.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $441,101)........................    $      351,335
Cash........................................................                16
Receivable for Fund Shares Sold.............................               906
Prepaid Expenses and Other Assets...........................                 6
                                                                --------------
        Total Assets........................................           352,263
                                                                --------------

LIABILITIES:
Payable for Fund Shares Redeemed............................             1,468
Accrued Expenses and Other Liabilities......................               143
                                                                --------------
        Total Liabilities...................................             1,611
                                                                --------------

NET ASSETS..................................................    $      350,652
                                                                ==============

SHARES OUTSTANDING $.01 PAR VALUE (Authorized
  100,000,000)..............................................        47,902,810
                                                                ==============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............    $         7.32
                                                                ==============

PUBLIC OFFERING PRICE PER SHARE.............................    $         7.37
                                                                ==============

NET ASSETS CONSIST OF:
Paid-in Capital.............................................    $      453,776
Accumulated Net Investment Income (Loss)....................              (693)
Accumulated Net Realized Gain (Loss)........................           (12,634)
Accumulated Net Realized Foreign Exchange Gain (Loss).......               (24)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................           (89,766)
Unrealized Net Foreign Exchange Gain (Loss).................                (7)
                                                                --------------
        Total Net Assets....................................    $      350,652
                                                                ==============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $437,429)........................     $   356,265
Cash........................................................              16
Receivable for Fund Shares Sold.............................             861
Prepaid Expenses and Other Assets...........................               2
                                                                 -----------
    Total Assets............................................         357,144
                                                                 -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................             802
Accrued Expenses and Other Liabilities......................             142
                                                                 -----------
    Total Liabilities.......................................             944
                                                                 -----------

NET ASSETS..................................................     $   356,200
                                                                 ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................      46,429,156
                                                                 ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............     $      7.67
                                                                 ===========

PUBLIC OFFERING PRICE PER SHARE.............................     $      7.72
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................     $   442,948
Accumulated Net Investment Income (Loss)....................           5,763
Accumulated Net Realized Gain (Loss)........................         (11,188)
Accumulated Net Realized Foreign Exchange Gain (Loss).......            (123)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................         (81,164)
Unrealized Net Foreign Exchange Gain (Loss).................             (36)
                                                                 -----------
    Total Net Assets........................................     $   356,200
                                                                 ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $960).........................................      $  8,371
  Interest........................................           357
  Income from Securities Lending..................           551
                                                        --------
        Total Investment Income...................         9,279
                                                        --------
EXPENSES
  Investment Advisory Services....................           339
  Administrative Services.........................         1,357
  Accounting & Transfer Agent Fees................           448
  Custodian Fees..................................           160
  Legal Fees......................................            11
  Audit Fees......................................             6
  Filing Fees.....................................            38
  Shareholders' Reports...........................            21
  Directors' Fees and Expenses....................             7
  Other...........................................            43
                                                        --------
        Total Expenses............................         2,430
                                                        --------
    NET INVESTMENT INCOME.........................         6,849
                                                        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       (11,848)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          (123)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....       (18,843)
    Translation of Foreign Currency Denominated
     Amounts......................................            33
                                                        --------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY.....................................       (30,781)
                                                        --------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      $(23,932)
                                                        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                  YEAR        YEAR
                                  ENDED       ENDED
                                NOV. 30,    NOV. 30,
                                  2001        2000
                                ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $  6,849    $  6,063
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (11,848)      4,738
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............      (123)        (51)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (18,843)    (28,028)
  Translation of Foreign
    Currency Denominated
    Amounts...................        33         (56)
                                --------    --------
        Net Increase
          (Decrease) in Net
          Assets Resulting
          from Operations.....   (23,932)    (17,334)
                                --------    --------

Distributions From:
  Net Investment Income.......    (6,184)     (5,230)
  Net Realized Gains..........    (4,666)         --
                                --------    --------
        Total Distributions...   (10,850)     (5,230)
                                --------    --------
Capital Share Transactions
  (1):
  Shares Issued...............   146,134     134,645
  Shares Issued in Lieu of
    Cash Distributions........    10,850       5,230
  Shares Redeemed.............   (75,062)    (58,693)
                                --------    --------
        Net Increase
          (Decrease) From
          Capital Shares
          Transactions........    81,922      81,182
                                --------    --------
        Total Increase
          (Decrease)..........    47,140      58,618
NET ASSETS
    Beginning of Period.......   309,060     250,442
                                --------    --------
    End of Period.............  $356,200    $309,060
                                ========    ========

(1) SHARES ISSUED AND
   REDEEMED:
    Shares Issued.............    17,933      14,827
    Shares Issued in Lieu of
      Cash Distributions......     1,306         588
    Shares Redeemed...........    (9,217)     (6,433)
                                --------    --------
                                  10,022       8,982
                                ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR      YEAR         YEAR         YEAR         YEAR
                                      ENDED     ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,  NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001      2000         1999         1998         1997
                                     --------  --------     --------     --------     --------
Net Asset Value, Beginning of
  Period...........................  $   8.49  $   9.13     $   7.82     $   7.82     $   9.96
                                     --------  --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.15      0.17         0.15         0.15         0.10
  Net Gains (Losses) on Securities
    (Realized and Unreal-
    ized)..........................     (0.67)    (0.62)        1.31        (0.04)       (2.22)
                                     --------  --------     --------     --------     --------
  Total From Investment
    Operations.....................     (0.52)    (0.45)        1.46         0.11        (2.12)
                                     --------  --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.17)    (0.19)       (0.15)       (0.11)       (0.02)
  Net Realized Gains...............     (0.13)       --           --           --           --
                                     --------  --------     --------     --------     --------
  Total Distributions..............     (0.30)    (0.19)       (0.15)       (0.11)       (0.02)
                                     --------  --------     --------     --------     --------
Net Asset Value, End of Period.....  $   7.67  $   8.49     $   9.13     $   7.82     $   7.82
                                     ========  ========     ========     ========     ========
Total Return.......................     (6.36)%    (5.01)%     19.07%        1.49%      (21.35)%

Net Assets, End of Period (thou-
  sands)...........................  $356,200  $309,060     $250,442     $273,992     $230,469
Ratio of Expenses to Average Net
  Assets(1)........................      0.72%     0.71%        0.75%        0.73%        0.75%
Ratio of Net Investment Income to
  Average Net Assets...............      2.02%     2.10%        1.76%        1.62%        1.46%
Portfolio Turnover Rate............       N/A       N/A          N/A          N/A          N/A

--------------

(1) Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2001

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's thirty-nine portfolios (the "Portfolio") is included in this report. Of the remaining thirty-eight portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-eight are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                 OWNERSHIP
PORTFOLIO (FEEDER FUND)                         SERIES (MASTER FUNDS)                           AT 11/30/01
----------------------------------------------  ----------------------------------------------  -----------
International Small Company Portfolio           The Japanese Small Company Series                    60%
                                                The Pacific Rim Small Company Series                 43%
                                                The United Kingdom Small Company Series              57%
                                                The Continental Small Company Series                 60%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................  $    533
    Gross Unrealized Depreciation...........................   (81,927)
                                                              --------
      Net...................................................  $(81,394)
                                                              ========

    At November 30, 2001 the Portfolio had a capital loss carryforward in the amount of $11,868,000 which expires November 30, 2009.

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 30, 2001.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. REIMBURSEMENT FEES:

    Shares of the Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fees for the Portfolio are 0.675% of the net asset value of its shares.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Small Company Portfolio, (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                       THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments -- December 31, 2001 (Unaudited)
  The Japanese Small Company Series...................................     74
  The Pacific Rim Small Company Series................................     83
  The United Kingdom Small Company Series.............................     93
  The Continental Small Company Series................................     99

Schedules of Investments -- November 30, 2001
  The Japanese Small Company Series...................................    111
  The Pacific Rim Small Company Series................................    120
  The United Kingdom Small Company Series.............................    130
  The Continental Small Company Series................................    136

Statements of Assets and Liabilities -- December 31, 2001
 (Unaudited)..........................................................    148

Statements of Assets and Liabilities -- November 30, 2001.............    149

Statements of Operations..............................................    150

Statements of Changes in Net Assets...................................    151

Financial Highlights..................................................    152

Notes to Financial Statements.........................................    154

Report of Independent Certified Public Accountants....................    158

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2001
                                  (UNAUDITED)

                                       SHARES            VALUE+
                                       ------            ------
JAPAN -- (94.9%)
COMMON STOCKS -- (93.9%)
 *ASK Corp., Yokohama.............      64,000    $     28,293
 Achilles Corp....................     549,000         623,483
 #Advan Co., Ltd..................      36,000         377,561
 #Aica Kogyo Co., Ltd.............     164,000         950,000
 *Aichi Corp......................      57,000          49,093
 Aichi Machine Industry Co.,
   Ltd............................     157,000         220,183
 Aichi Tokei Denki Co., Ltd.......      67,000         124,604
 Aida Engineering, Ltd............     160,000         475,610
 Aim Services Co., Ltd............       2,000          19,497
 Aiphone Co., Ltd.................      27,400         302,611
 Airport Facilities Co., Ltd......      72,700         269,300
 Aisan Industry Co., Ltd..........      23,000         170,046
 #*Aiwa Co., Ltd..................     116,300         197,675
 *Akai Electric Co., Ltd..........     363,000           2,767
 #Akebono Brake Industry Co.,
   Ltd............................     141,000         214,939
 Aloka Co., Ltd...................      43,000         196,646
 Alps Logistics Co., Ltd..........       5,000          17,416
 Altech Co., Ltd..................      14,000          60,503
 Amada Sonoike Co., Ltd...........     191,414         293,249
 Amatsuji Steel Ball Manufacturing
   Co., Ltd.......................      12,000          76,372
 Ando Corp........................     120,000         101,524
 *Ando Electronic Co., Ltd........      17,000          38,872
 Anest Iwata Corp.................      74,000          83,476
 Anrakutei Co., Ltd...............      13,000          49,543
 Aoi Advertising Promotion,
   Inc............................      14,000          74,482
 Aoki International Co., Ltd......      74,200         218,302
 Apic Yamada Corp.................       7,000          12,325
 #*Arabian Oil Co., Ltd...........      48,300         215,362
 #*Arai-Gumi, Ltd.................      49,300          27,431
 Araya Industrial Co., Ltd........      84,000          57,622
 Argo 21 Corp.....................      13,200         194,076
 *Arisawa Manufacturing Co.,
   Ltd............................       8,000         134,146
 Aronkasei Co., Ltd...............      53,000         134,116
 #Asahi Denka Kogyo KK............     169,000         927,439
 Asahi Diamond Industrial Co.,
   Ltd............................      68,000         269,512
 Asahi Kogyosha Co., Ltd..........      48,000          94,024
 *Asahi Optical Co., Ltd..........     180,000         215,396
 Asahi Organic Chemicals Industry
   Co., Ltd.......................     259,000         562,614
 #Asahi Soft Drinks Co., Ltd......      69,000         315,549
 *Asahi Tec Corp..................      86,000          74,070
 *Asahi Techno Glass Corp.........      34,000          51,052
 Asanuma Corp.....................     145,000         111,623
 Ashimori Industry Co., Ltd.......      84,000         106,280
 Asia Securities Printing Co.,
   Ltd............................       8,000          53,049
 *Asics Corp......................     333,000         228,430
 *Atsugi Nylon Industrial Co.,
   Ltd............................     322,000         174,253
 Aucnet, Inc......................      15,000         149,200
 Azel Corp., Tokyo................      89,000          48,163
 *Azwell, Inc.....................       2,000           6,692
 Bando Chemical Industries,
   Ltd............................     213,000         373,399
 #Bank of Okinawa, Ltd............      19,300         305,976
 #Bank of the Ryukyus, Ltd........      23,980         236,693
 Best Denki Co., Ltd..............      15,000          32,012
                                       SHARES            VALUE+
                                       ------            ------

 *Bosch Automotive Systems
   Corp...........................     219,000    $    136,875
 Bull Dog Sauce Co., Ltd..........       9,000          48,018
 Bunka Shutter Co., Ltd...........     134,000         265,549
 *C Two-Network Co., Ltd..........       3,000          69,741
 CKD Corp.........................     113,000         277,332
 CTI Engineering Co. Ltd..........      19,000          79,649
 *Cabin Co., Ltd..................      67,000          38,300
 Calpis Co., Ltd..................     115,000         462,805
 Calsonic Corp....................     261,000         656,479
 Canon Aptex, Inc.................      34,000         174,405
 Canon Electronics, Inc...........      40,000         254,573
 Canon System & Support, Inc......      35,000         170,732
 *Carolina Co., Ltd...............      40,000          24,695
 Catena Corp......................      18,000          61,738
 Central Finance Co., Ltd.........     180,000         543,293
 *Central Security Patrols Co.,
   Ltd............................       5,000          24,771
 #Cesar Co........................      79,000          63,224
 #*Chiba Kogyo Bank, Ltd..........      38,100         229,413
 Chino Corp.......................      70,000          92,302
 *Chisan Tokan Co., Ltd...........      64,000          22,439
 Chiyoda Co., Ltd.................      38,000         223,018
 #*Chiyoda Corp...................     113,000         108,521
 Chofu Seisakusho Co., Ltd........      25,000         302,401
 *Chori Co., Ltd..................     175,000          88,034
 Chuetsu Pulp and Paper Co.,
   Ltd............................     172,000         235,976
 Chugai Ro Co., Ltd...............     139,000         262,744
 Chugoku Marine Paints, Ltd.......     111,000         206,433
 Chugokukogyo Co., Ltd............      45,000          49,047
 #Chukyo Sogo Bank, Ltd...........     118,000         274,314
 Chuo Gyorui Co., Ltd.............      16,000          22,317
 *Chuo Paperboard Co., Ltd........      76,000          46,921
 Chuo Spring Co., Ltd., Nagoya....      99,000         283,719
 #*Clarion Co., Ltd...............     171,000         119,909
 Cleanup Corp.....................      71,000         378,270
 *Co-Op Chemical Co., Ltd.........      80,000          35,976
 Computer Engineering &
   Consulting, Ltd................       8,000          73,110
 Copyer Co., Ltd..................      27,000          41,982
 Cosel Co., Ltd...................      18,000         225,000
 *Cosmo Securities Co., Ltd.......     211,000         128,659
 Credia Co., Ltd..................      14,000         190,686
 #D'urban, Inc....................     114,000          91,235
 Dai Nippon Toryo, Ltd............     193,000         207,416
 Dai-Dan Co., Ltd.................      80,000         302,439
 Daido Kogyo Co., Ltd.............      60,000          69,055
 Daido Steel Sheet Corp...........      84,000          74,909
 #Daidoh, Ltd.....................      54,000         214,024
 Daihen Corp......................     205,000         193,750
 Daiho Corp.......................      96,000          86,341
 Daiichi Cement Co., Ltd..........      33,000          44,017
 Dai-Ichi Jitsugyo Co., Ltd.......      80,000          79,878
 #*Dai-Ichi Katei Denki Co.,
   Ltd............................      91,000          15,953
 Dai-Ichi Kogyo Seiyaku Co.,
   Ltd............................      47,000          66,273
 Daiken Corp......................     195,000         502,363
 #Daiki Co., Ltd..................      31,000         255,183
 Daiko Shoken Business Co.,
   Ltd............................       6,000          15,000
 #*Daikyo, Inc....................     268,000         157,287

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 #Daimei Telecom Engineering
   Corp...........................      66,000    $    164,497
 Dainichi Co., Ltd................       3,200           8,854
 Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd.........     163,000         484,527
 Dainippon Shigyo Co., Ltd........      16,000          64,634
 Daiseki Co., Ltd.................      24,000         343,902
 Daiso Co., Ltd...................     112,000         179,268
 #*Daisue Construction Co.,
   Ltd............................      92,500          31,021
 Daisyo Corp......................      24,000         215,122
 Daito Woolen Spinning & Weaving
   Co., Ltd., Tokyo...............      42,000          20,808
 Daiwa Industries, Ltd............      76,000         178,994
 Daiwa Kosho Lease Co., Ltd.......     101,000         230,945
 *Daiwa Seiko, Inc................     145,000          93,941
 *Daiwabo Co., Ltd................     262,000         171,738
 Daiwabo Information System Co.,
   Ltd............................      22,000         120,229
 #*Dantani Corp...................      68,000          14,512
 Danto Corp.......................      42,000         126,768
 Denki Kogyo Co., Ltd.............      59,000         223,049
 Denyo Co., Ltd...................      38,000         165,671
 #Deodeo Corp.....................      71,600         305,064
 *Descente, Ltd...................     133,000         195,648
 *Dia Kensetsu Co., Ltd...........      31,000          41,349
 Diamond Computer Service Co.,
   Ltd............................       8,000          44,817
 *Dijet Industrial Co., Ltd.......      34,000          32,393
 Doshisha Co., Ltd................      15,000         153,316
 Dynic Corp.......................      52,000          39,634
 Eagle Industry Co., Ltd..........      43,000         124,543
 *Eco-Tech Construction Co.,
   Ltd............................      68,000          26,433
 #Eiden Co., Ltd..................      40,000         159,451
 Eiken Chemical Co., Ltd..........       9,000          70,587
 *Elna Co., Ltd...................       5,000          10,290
 Enplas Corp......................      18,000         358,765
 *Enshu, Ltd......................      69,000          40,495
 *Ensuiko Sugar Refining Co.,
   Ltd............................      23,000          39,969
 Exedy Corp.......................      71,000         293,849
 *FDK Corp........................      73,000         158,018
 *First Baking Co., Ltd...........      67,000          65,366
 Fontaine Co., Ltd................       5,000          53,354
 Foster Electric Co., Ltd.........      32,000          78,049
 France Bed Co., Ltd..............     193,000         453,079
 *Fudo Construction Co., Ltd......     201,000         116,433
 Fuji Denki Reiki Co., Ltd........      81,800         230,062
 Fuji Kiko Co., Ltd...............      51,000          69,581
 *Fuji Kisen Kaisha, Ltd..........       8,000           7,317
 *Fuji Kosan Co., Ltd.............     130,000          79,268
 Fuji Kyuko Co., Ltd..............     107,000         338,453
 #*Fuji Spinning Co., Ltd.,
   Tokyo..........................     163,000          62,119
 Fujicco Co., Ltd.................      42,000         361,418
 *Fujii & Co., Ltd................      44,000             335
 *Fujiko Co., Ltd.................      55,000             838
 Fujikura Kasei Co., Ltd..........      15,000          45,617
 #Fujirebio, Inc..................      75,000         608,803
 Fujitec Co., Ltd.................      82,000         261,250
 Fujitsu Business Systems, Ltd....      32,500         247,713
 Fujitsu Denso, Ltd...............      36,000         199,756
 Fujitsu Devices, Inc.............      14,000          78,750
 *Fujitsu General, Ltd............       7,000          16,380
 Fujitsu Kiden, Ltd...............      16,000          42,927
 Fujiya Co., Ltd..................     190,000         244,741
 Fukuda Corp......................      65,000         162,995
 #Fukushima Bank, Ltd.............     117,000         123,064
                                       SHARES            VALUE+
                                       ------            ------

 *Fukusuke Corp...................      95,000    $     50,686
 *Furukawa Battery Co., Ltd.......      45,000          77,172
 Furukawa Co., Ltd................     208,000         150,610
 Fuso Lexel Inc...................       8,000          34,268
 Fuso Pharmaceutical Industries,
   Ltd............................      78,000         283,582
 *Ga-jo-en Kanko KK...............      37,000               0
 *Gakken Co., Ltd.................     158,000         115,610
 Gastec Service, Inc..............      41,000         180,625
 Genki Sushi Co., Ltd.............       3,000          29,703
 Geostar Corp.....................      10,000          44,665
 Godo Shusei Co., Ltd.............      74,000         124,085
 *Godo Steel, Ltd.................     245,000         128,849
 *Goldwin, Inc....................      47,000          38,689
 Gourmet Kineya Co., Ltd..........      31,000         206,745
 *Graphtec Corp...................      39,000          21,105
 Gun-Ei Chemical Industry Co.,
   Ltd............................     164,000         210,000
 #*Gunze Sangyo, Inc., Tokyo......      90,000          97,409
 Hac Kimisawa Co., Ltd............      41,000         258,437
 *Hagoromo Foods Corp.............      14,000         106,707
 *Hakone Tozan Railway Co.,
   Ltd............................      52,000         121,280
 *Hakuto Co., Ltd.................      21,000         280,907
 Hakuyosha Co., Ltd...............      57,000         160,747
 *Hanwa Co., Ltd..................     405,000         348,819
 Happinet Corp....................      15,000         125,762
 Harashin Co., Ltd................       8,000          53,049
 Harima Chemicals, Inc............      37,000          93,628
 Harumoto Corp....................      32,000          46,341
 Hayashikane Sangyo Co., Ltd......     128,000          86,829
 Heiwado Co., Ltd.................      49,000         347,332
 #Hibiya Engineering, Ltd.........      60,000         301,372
 #*Hikari Tsushin, Inc............      32,000         262,927
 *Hirabo Corp.....................      79,000          39,139
 Hisaka Works, Ltd................      48,000         170,854
 Hitachi Electronics Engineering
   Co., Ltd.......................      13,000          36,662
 Hitachi Kiden Kogyo, Ltd.........      20,000          59,451
 Hitachi Koki Co., Ltd............     177,000         472,180
 Hitachi Medical Corp.............      28,000         255,030
 Hitachi Metals Techno, Ltd.......      12,000          29,268
 Hitachi Plant Engineering &
   Construction Co., Ltd..........     204,000         578,415
 Hitachi Powdered Metal Co.,
   Ltd............................      46,000         190,030
 #*Hitachi Seiki Co., Ltd.........     141,000          62,332
 Hitachi Tool Engineering, Ltd....      30,000         102,896
 Hochiki Corp.....................      42,000         124,848
 *Hodogaya Chemical Co., Ltd......     100,000          93,750
 *Hohsui Corp.....................      56,000          29,878
 Hokkai Can Co., Ltd., Tokyo......     116,000         221,037
 *Hokkaido Bank, Ltd..............     329,000         270,823
 Hokkaido Coca Cola Bottling Co.,
   Ltd............................      26,000         154,177
 Hokkaido Gas Co., Ltd............      87,000         175,724
 Hokko Chemical Industry Co.,
   Ltd............................      41,000          99,375
 *Hoko Fishing Co., Ltd...........      79,000          26,494
 *Hokuriku Electric Industry Co.,
   Ltd............................     112,000          66,585
 Hokuriku Electrical Construction
   Co., Ltd.......................      36,000         104,268
 Hokuriku Gas Co., Ltd............      26,000          65,396
 *Hokushin Co., Ltd...............      39,900          25,546
 Homac Corp.......................      60,000         321,951
 Honen Corp.......................     128,000         169,756
 Honshu Chemical Industry Co.,
   Ltd............................       3,000          12,348
 #Horiba, Ltd.....................      54,000         391,418

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 #Hosokawa Micron Corp............      40,000    $    179,878
 *Howa Machinery, Ltd.............     181,000          88,293
 I-Net Corp.......................       5,000          20,198
 ISE Chemicals Corp...............      17,000          48,590
 *Ichida and Co., Ltd.............      78,000          14,268
 Ichikawa Co., Ltd................      49,000         108,308
 Ichiken Co., Ltd.................      48,000          28,171
 Ichikoh Industries, Ltd..........     141,000         194,520
 Ichiyoshi Securities Co., Ltd....      36,000         109,756
 Idec Izumi Corp..................      60,000         257,469
 Ihara Chemical Industry Co.,
   Ltd............................      80,000         137,195
 Iino Kaiun Kaisha, Ltd...........     161,000         218,430
 #*Ikegami Tsushinki Co., Ltd.....     102,000          65,305
 Impact 21 Co., Ltd...............      19,000         174,939
 Inaba Denki Sangyo Co., Ltd......      38,000         382,317
 Inaba Seisa Kusho Co., Ltd.......      12,000         182,561
 #Inabata and Co., Ltd., Osaka....      85,000         394,550
 Inageya Co., Ltd.................      77,000         433,712
 Intec, Inc.......................      35,000         183,803
 *Inui Steamship Co., Ltd.........      31,000          10,869
 *Iseki & Co., Ltd................     322,000         130,076
 Ishii Hyoki Co., Ltd.............       3,000          69,741
 #Ishii Iron Works Co., Ltd.......      52,000          76,890
 *Ishikawa Seisakusho, Ltd........      75,000          35,442
 Ishikawajima Transport Machinery
   Co., Ltd.......................      16,000          27,927
 Ishizuka Glass Co., Ltd..........      49,000          58,262
 Itochu Fuel Corp.................     192,000         908,780
 Itochu Warehouse Co., Ltd........      15,000          18,864
 Itoki Crebio Corp................      56,000          89,634
 Iuchi Seieido Co., Ltd...........      17,000         183,735
 Iwasaki Electric Co., Ltd........     110,000         225,534
 Iwatsu Electric Co., Ltd.........     145,000         165,777
 *Izukyu Corp.....................       5,000          85,366
 #Izumiya Co., Ltd................     128,000         390,244
 #*Izutsuya Co., Ltd..............     123,000         158,437
 JMS Co., Ltd.....................      59,000         142,104
 *Jac Holdings Co., Ltd...........       5,000          31,669
 Jaccs Co., Ltd...................      84,000         234,329
 Jamco Corp.......................      18,000          51,723
 *Janome Sewing Machine Co.,
   Ltd............................     224,000          92,195
 Japan Aircraft Manufacturing Co.,
   Ltd............................      70,000         108,308
 Japan Aviation Electronics
   Industry, Ltd..................     130,000         459,756
 Japan Business Computer Co.,
   Ltd............................      34,000         400,381
 Japan Carlit Co., Ltd............      28,000         155,793
 *Japan Coated Paper Manufacturing
   Co., Ltd.......................     132,000          32,195
 Japan Digital Laboratory Co.,
   Ltd............................      28,100         220,388
 Japan Foundation Engineering Co.,
   Ltd............................      49,200         140,625
 Japan Information Processing
   Service Co., Ltd...............      26,000         223,338
 Japan Kenzai Co., Ltd............       4,000          13,537
 *Japan Maintenance Co., Ltd......      27,000          74,703
 *Japan Metals & Chemicals Co.,
   Ltd............................     201,000          58,216
 Japan Oil Transportation Co.,
   Ltd............................      45,000          66,883
 *Japan Paperboard Industries Co.,
   Ltd., Tokyo....................     127,000         129,710
 Japan Pulp and Paper Co., Ltd....      99,000         282,965
 #*Japan Steel Works, Ltd.........     546,000         341,250
 #Japan Storage Battery Co.,
   Ltd............................      87,000         186,997
                                       SHARES            VALUE+
                                       ------            ------

 Japan Transcity Corp.............      90,000    $    155,716
 Japan Vilene Co., Ltd............     101,000         150,884
 Japan Wool Textile Co., Ltd......     138,000         577,454
 Jastec Co., Ltd..................       5,000         120,808
 #Jeans Mate Corp.................       9,800          63,341
 #Jeol, Ltd.......................      97,000         459,123
 *Jidosha Denki Kogyo Co., Ltd....      10,000          12,271
 Joban Kosan Co., Ltd.............     101,000          97,767
 Joint Corp.......................       5,000          79,268
 *Joint Corp......................       2,500          39,396
 #Joshin Denki Co., Ltd...........      98,000          97,104
 Jsp Corp.........................      16,000          59,756
 #*Jujiya Co., Ltd................     161,000          44,177
 Juken Sangyo Co., Ltd............      86,000         572,896
 *Juki Corp.......................     153,000         177,256
 K.R.S. Corp......................       8,000          64,634
 KTK Telecommunications
   Engineering Co., Ltd...........      43,050         176,531
 Kabuki-Za Co., Ltd...............       5,000         152,439
 #Kaga Electronics Co., Ltd.......      33,000         337,043
 Kagawa Bank, Ltd.................      68,350         332,373
 Kahma Co., Ltd...................      46,000         206,159
 *Kakuei (L.) Corp................     100,000             762
 Kameda Seika.....................       9,000          37,729
 Kamei Corp.......................      59,000         260,823
 Kanaden Corp.....................      50,000         166,540
 Kanagawa Chuo Kotsu Co., Ltd.....      90,000         421,875
 #Kanamoto Co., Ltd...............      43,000         129,131
 #*Kanematsu Corp.................     402,500         561,414
 Kanematsu Electronics, Ltd.......      38,000         196,372
 *Kanematsu-NNK Corp..............      60,000          66,311
 Kanto Auto Works, Ltd.,
   Yokosuka.......................      78,000         457,180
 Kanto Bank, Ltd..................      19,100         168,872
 #Kanto Denka Kogyo Co., Ltd......      83,000         155,625
 Kanto Natural Gas Development
   Co., Ltd.......................     104,000         393,171
 *Kanto Special Steel Works,
   Ltd............................      84,000          30,091
 *Kasai Kogyo Co., Ltd............      28,000          36,280
 Kasei (C.I.) Co., Ltd............      46,000         136,037
 Kasumi Co., Ltd..................     132,000         352,134
 Katakura Chikkarin Co., Ltd......      17,000          37,576
 #Katakura Industries Co., Ltd....      49,000         227,820
 Kato Sangyo Co., Ltd.............      17,000          69,969
 Kato Spring Works Co., Ltd.......       8,000           8,354
 Kato Works Co., Ltd..............      82,000          75,000
 Katsumura Construction Co.,
   Ltd............................      48,600          31,857
 Kawada Industries, Inc...........      76,000         112,957
 Kawai Musical Instruments
   Manufacturing Co., Ltd.........      99,000          70,175
 *Kawashima Textile Manufacturers,
   Ltd............................     126,000         105,640
 *Kawasho Corp....................     222,000         160,747
 Kawasho Gecoss Corp..............      52,000         108,201
 Kawasumi Laboratories, Inc.......      11,000         108,994
 Kayaba Industry Co., Ltd.........     321,000         423,270
 Keihin Co., Ltd..................     100,000         104,421
 Keiyo Co., Ltd...................     104,900         559,680
 Kentucky Fried Chicken Japan,
   Ltd............................      10,000         187,500
 #*Kenwood Corp...................     201,000         134,817
 Key Coffee, Inc..................      33,000         381,562
 *Kibun Food Chemifa Co., Ltd.....       8,000          27,988
 *Kimmon Manufacturing Co.,
   Ltd............................      41,000          34,375

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Kimura Chemical Plants Co.,
   Ltd............................      27,000    $     26,547
 *Kinki Nippon Tourist Co.,
   Ltd............................     133,000         251,402
 *Kinki Sharyo Co., Ltd.,
   Nagaokakyo.....................     101,000          53,117
 Kinseki, Ltd.....................      56,000         201,037
 #*Kinsho-Mataichi Corp...........      42,000          28,811
 *Kinugawa Rubber Industrial Co.,
   Ltd............................      83,000          39,223
 Kioritz Corp.....................      96,000          91,463
 Kishu Paper Co., Ltd.............     125,000         138,148
 *Kisoji Co., Ltd.................       2,500          26,105
 Kitagawa Iron Works Co., Ltd.....     124,000          95,457
 Kita-Nippon Bank, Ltd............       6,806         268,712
 Kitano Construction Corp.........     116,000         106,098
 Kitz Corp........................     234,000         262,180
 Koa Corp.........................      38,000         262,988
 Koatsu Gas Kogyo Co., Ltd........      78,000         203,918
 *Kobayashi Yoko Co., Ltd.........       6,000          80,488
 Koito Industries, Ltd............       8,000          17,500
 *Kokune Corp.....................      42,000          10,564
 Kokusai Kogyo Co., Ltd...........      60,000         209,909
 Komai Tekko, Inc.................      53,000          96,951
 *Komatsu Construction Co.,
   Ltd............................      29,000          22,988
 *Komatsu Electronics Metals Co.,
   Ltd............................      13,000          32,302
 Komatsu Forklift Co., Ltd........     153,000         176,090
 Komatsu Seiren Co., Ltd..........      75,000         153,201
 Komatsu Wall Industry Co.,
   Ltd............................      14,000         125,808
 Komatsu Zenoah Co................      73,000         141,883
 Konaka Co., Ltd..................      27,000         153,933
 Kondotec, Inc....................       1,500           5,945
 Konishi Co., Ltd.................      28,000         240,732
 Kosaido Co., Ltd.................      34,000         294,649
 *Kosei Securities Co., Ltd.......     137,000         124,261
 Krosaki Corp.....................      96,000          72,439
 Kumiai Chemical Industry Co.,
   Ltd., Tokyo....................     153,000         192,416
 Kurabo Industries, Ltd...........     374,000         493,155
 Kurimoto, Ltd....................     204,000         342,073
 Kuroda Electric Co., Ltd.........      18,000         227,744
 *Kyoden Co., Ltd.................      17,000          34,726
 #Kyodo Printing Co., Ltd.........     132,000         427,591
 Kyodo Shiryo Co., Ltd............     145,000         104,992
 Kyoei Sangyo Co., Ltd............      44,000          83,841
 Kyoei Tanker Co., Ltd............      53,000          47,668
 Kyokuto Boeki Kaisha, Ltd........      36,000          74,085
 Kyokuto Kaihatsu Kogyo Co.,
   Ltd............................      38,300         210,183
 Kyokuyo Co., Ltd.................     167,000         164,200
 Kyoritsu Maintenance Co., Ltd....       3,000          69,741
 Kyosan Electric Manufacturing
   Co., Ltd.......................      94,000         164,787
 Kyowa Electronic Instruments Co.,
   Ltd............................      30,000          54,878
 Kyowa Leather Cloth Co., Ltd.....      32,000         123,171
 #Kyudenko Corp...................     122,000         409,146
 #*Kyushu Bank, Ltd...............     192,000         343,902
 #Laox Co., Ltd...................      21,000          34,413
 #Life Corp.......................      83,000         575,686
 *Lonseal Corp....................      18,000           7,957
 #MR Max Corp.....................      56,300         118,865
 Maeda Road Construction Co.,
   Ltd............................      88,000         279,024
 Maezawa Industries, Inc..........      27,700         148,845
 Maezawa Kaisei Industries Co.,
   Ltd............................      20,600         203,959
 Maezawa Kyuso Industries Co.,
   Ltd............................      10,000          49,543
 Magara Construction Co., Ltd.....      61,000          47,424
                                       SHARES            VALUE+
                                       ------            ------

 #Makino Milling Machine Co.,
   Ltd............................      82,000    $    218,750
 *Mamiya-Op Co., Ltd..............      26,000          25,168
 #Mars Engineering Corp...........       7,000         149,657
 Marubun Corp.....................      37,800         231,928
 *Marudai Food Co., Ltd...........     232,000         183,902
 *Maruei Department Store Co.,
   Ltd............................      72,000          86,159
 Maruetsu, Inc....................     189,000         445,130
 Maruha Corp......................     434,000         396,951
 #Marusan Securities Co., Ltd.....     117,000         303,201
 Maruwa Co., Ltd..................      13,000         198,072
 *Maruwn Corp.....................      44,000          63,049
 Maruyama Manufacturing Co.,
   Inc............................      73,000          55,640
 #*Maruzen Co., Ltd...............     179,000         257,858
 Maruzen Co., Ltd.................       5,000          13,720
 Maruzen Showa Unyu Co., Ltd......     175,000         292,111
 #Maspro Denkoh Corp..............      27,000         223,902
 Matsuda Sangyo Co., Ltd..........      19,000         136,128
 Matsui Construction Co., Ltd.....      40,000          82,012
 Matsuo Bridge Co., Ltd...........      37,000          53,300
 Matsuya Co., Ltd.................      74,000         235,762
 Matsuya Foods Co., Ltd...........      16,000         268,293
 Matsuzakaya Co., Ltd.............     123,000         285,000
 Meiden Engineering Co., Ltd......      31,000         122,630
 *Meidensha Corp..................     296,000         489,573
 Meiji Shipping Co., Ltd..........      47,000          51,944
 Meiko National Securities Co.,
   Ltd............................      99,000         222,599
 *Meisei Industrial Co., Ltd......      29,000          43,102
 Meito Sangyo Co., Ltd............      38,000         506,570
 Meito Transportation Co., Ltd....       5,000          48,552
 *Meiwa Estate Co., Ltd...........      22,000         174,390
 *Meiwa Trading Co., Ltd..........      55,000          54,916
 Melco, Inc.......................      10,000          91,463
 *Mercian Corp....................     212,000         345,793
 Milbon Co., Ltd..................       8,000         165,854
 #Mimasu Semiconductor Industry
   Co., Ltd.......................      30,000         301,601
 Miroku Jyoho Service Co., Ltd....       3,000          13,262
 #Misawa Homes Co., Ltd...........     190,000         366,387
 Misawa Resort Co., Ltd...........      40,000          62,500
 *Misawavan Corp..................      43,000          75,381
 Mito Securities Co., Ltd.........      35,000          62,691
 Mitsuba Corp.....................      67,000         219,588
 #Mitsubishi Cable Industries,
   Ltd............................     270,000         263,415
 *Mitsubishi Kakoki Kaisha,
   Ltd............................     117,000         115,930
 Mitsubishi Pencil Co., Ltd.......      61,000         355,678
 Mitsubishi Plastics, Inc.........     310,000         373,323
 *Mitsubishi Shindoh Co., Ltd.....      82,000          67,500
 Mitsubishi Steel Manufacturing
   Co., Ltd.......................     253,000         146,555
 Mitsuboshi Belting, Ltd..........     153,000         339,352
 #*Mitsui Construction Co.,
   Ltd............................     157,000          50,259
 *Mitsui High-Tec, Inc............      38,000         260,671
 Mitsui Home Co., Ltd.............      97,000         282,424
 Mitsui Matsushima Co., Ltd.......      90,000          59,680
 *Mitsui Mining Co., Ltd..........     225,000         111,471
 Mitsui Sugar Co., Ltd............     116,000         175,945
 Mitsui-Soko Co., Ltd.............     204,000         402,713
 Mitsumura Printing Co., Ltd......      23,000          55,221
 Mitsuuroko Co., Ltd..............      76,000         403,171
 Miura Co., Ltd...................      31,000         413,491
 Miura Printing Corp..............      16,000          53,659
 Miyaji Iron Works Co. Ltd........      90,000         119,360

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Miyoshi Oil & Fat Co., Ltd.......     120,000    $    193,902
 Miyuki Keori Co., Ltd............      50,000         136,433
 Mizuno Corp......................     120,000         305,488
 Mkc-Stat Corp....................      41,000         311,250
 Morinaga & Co., Ltd..............     220,000         357,165
 Morishita Jinton Co., Ltd........       8,800          99,268
 Morita Corp......................      72,000         192,073
 Moritex Corp.....................       4,000          37,957
 Morozoff, Ltd., Osaka............      50,000          76,219
 Mory Industries, Inc.............      66,000          81,997
 #Mos Food Services, Inc..........      47,000         300,556
 *Mutoh Industries, Ltd...........      61,000          95,312
 Mutow Co., Ltd...................      38,000         130,046
 Mycal Hokkaido Corp..............      26,000         158,537
 Myojo Foods Co., Ltd.............      25,000          37,919
 NAC Co., Ltd.....................      13,000          70,846
 NOF Corp.........................      54,000         105,777
 *Nabco, Ltd......................     120,000         115,244
 Nachi-Fujikoshi Corp.............     433,000         448,841
 Nagano Bank, Ltd.................     122,000         395,198
 Nagano Japan Radio Co., Ltd......       6,000          12,759
 Nagatanien Co., Ltd..............      56,000         334,634
 Naigai Clothes Co., Ltd..........      30,000          59,451
 *Naigai Co., Ltd.................     109,000          65,633
 Nakabayashi Co., Ltd.............      92,000         140,945
 Nakamuraya Co., Ltd..............      85,000         158,079
 #*Nakano Corp....................      66,000          21,631
 Nakayama Steel Works, Ltd........     206,000         144,451
 Nemic-Lambda KK..................       7,484          57,043
 Neturen Co., Ltd., Tokyo.........      67,000         148,094
 Nichia Steel Works, Ltd..........      64,900         148,399
 #Nichias Corp....................     237,000         411,860
 Nichiban Co., Ltd................      58,000         130,412
 *Nichiboshin, Ltd................       1,190             907
 Nichiha Corp.....................      52,980         461,960
 #*Nichimen Corp..................     190,000         105,716
 Nichimen Infinity, Inc...........      15,000         154,344
 Nichimo Co., Ltd.................      54,000          55,152
 *Nichimo Corp....................      85,000          27,858
 Nichireki Co., Ltd...............      44,000         140,183
 Nichiro Corp.....................     289,000         321,601
 Nidec Tosok Corp.................       3,000          16,075
 Nihon Dempa Kogyo Co., Ltd.......      18,000         298,399
 *Nihon Inter Electronics Corp....      11,000           8,720
 *Nihon Kentetsu Co., Ltd.........      27,000          34,985
 Nihon Kohden Corp................      85,000         213,148
 Nihon Matai Co., Ltd.............      50,000          75,457
 Nihon Nohyaku Co., Ltd...........     103,000         125,610
 Nihon Nosan Kogyo KK.............     201,000         214,482
 Nihon Parkerizing Co., Ltd.......      92,000         215,976
 *Nihon Shokuh Kako Co., Ltd......       4,000           7,622
 *Nihon Spindle Manufacturing Co.,
   Ltd............................      56,000          59,329
 Nihon Tokushu Toryo Co., Ltd.....      35,000          55,221
 *Niigata Engineering Co., Ltd....     142,000           1,082
 *Nikken Chemicals Co., Ltd.......     130,000         287,348
 Nikkiso Co., Ltd.................     107,000         437,134
 Nikko Co., Ltd., Akashi..........      65,000         146,151
 *Nippei Toyama Corp..............      34,000          48,201
 Nippon Beet Sugar Manufacturing
   Co., Ltd.......................     265,000         294,893
 *Nippon Carbide Industries Co.,
   Inc., Tokyo....................     101,000          50,808
                                       SHARES            VALUE+
                                       ------            ------

 *Nippon Carbon Co., Ltd..........     177,000    $    116,021
 #Nippon Ceramic Co., Ltd.........      20,000         208,841
 #Nippon Chemical Industrial Co.,
   Ltd............................     131,000         140,785
 Nippon Chemi-Con Corp............     113,000         352,264
 *Nippon Chemiphar Co., Ltd.......      49,000          88,887
 Nippon Chutetsukan KK............      44,000          44,604
 #*Nippon Columbia Co., Ltd.......      99,000          73,948
 *Nippon Concrete Industries Co.,
   Ltd............................      65,000          50,534
 Nippon Conlux Co., Ltd...........      63,000         230,488
 *Nippon Conveyor Co., Ltd........      43,000          16,059
 Nippon Denko Co., Ltd............     159,000         201,174
 Nippon Densetsu Kogyo Co.,
   Ltd............................     118,000         383,140
 Nippon Denwa Shisetu Co., Ltd....      90,000         255,869
 Nippon Felt Co., Ltd.............      28,000          74,695
 Nippon Fine Chemical Co., Ltd....      40,000         113,719
 Nippon Flour Mills Co., Ltd......     147,000         302,515
 Nippon Formula Feed Manufacturing
   Co., Ltd.......................     100,000          89,939
 Nippon Gas Co., Ltd..............      62,000         363,872
 *Nippon Hume Pipe Co., Ltd.......      43,000          36,052
 *Nippon Kasei Chemical Co.,
   Ltd............................     154,000         152,591
 *Nippon Kinzoku Co., Ltd.........      93,000          43,948
 Nippon Koei Co., Ltd., Tokyo.....     146,000         285,991
 Nippon Kokan Koji Corp...........      14,000          38,948
 #Nippon Konpo Unyu Soko Co.,
   Ltd............................      59,000         373,697
 *Nippon Koshuha Steel Co.,
   Ltd............................     151,000          52,942
 *Nippon Lace Co., Ltd............      26,000           8,125
 #*Nippon Light Metal Co., Ltd....     243,000         127,797
 *Nippon Metal Industry Co.,
   Ltd............................     282,000         148,308
 Nippon Pipe Manufacturing Co.,
   Ltd............................      35,000          76,296
 *Nippon Piston Ring Co., Ltd.....     133,000          71,974
 Nippon Road Co., Ltd.............     147,000         151,258
 Nippon Seiki Co., Ltd............      38,000         107,165
 #Nippon Seisen Co., Ltd..........      39,000          50,831
 #Nippon Sharyo, Ltd..............     215,000         304,802
 Nippon Shinyaku Co., Ltd.........      59,000         283,308
 Nippon Signal Co., Ltd...........     109,000         272,500
 Nippon Soda Co., Ltd.............     129,000         280,221
 *Nippon Steel Chemical Co.,
   Ltd............................     241,000         227,774
 Nippon Suisan Kaisha, Ltd........     246,000         341,250
 Nippon Synthetic Chemical
   Industry Co., Ltd..............     152,000         125,122
 Nippon Systemware Co., Ltd.......       6,000         209,909
 Nippon Thompson Co., Ltd.........      54,000         254,360
 *Nippon Tungsten Co., Ltd........       3,000           3,887
 Nippon Typewriter Co., Ltd.......      11,000          24,482
 *Nippon Valqua Industries,
   Ltd............................     119,000          97,957
 *Nippon Yakin Kogyo Co., Ltd.....     243,000          68,529
 Nippon Yusoki Co., Ltd...........      49,000          88,514
 Nishimatsuya Chain Co., Ltd......      17,000         312,271
 *Nissan Construction Co., Ltd....     128,000          28,293
 #*Nissan Diesel Motor Co.,
   Ltd............................     284,000         199,146
 Nissan Shatai Co., Ltd...........     251,000         359,665
 *Nisseki House Industry Co.,
   Ltd............................     260,000          55,488
 Nissha Printing Co., Ltd.........      81,000         370,427
 #Nisshin Fire & Marine Insurance
   Co., Ltd.......................     133,000         243,293
 #Nisshin Oil Mills, Ltd..........     122,000         325,457
 Nissin Corp......................     150,000         227,515
 Nissin Electric Co., Ltd.........     187,000         242,302
 Nissin Kogyo Co., Ltd............       6,000         148,628
 Nissin Sugar Manufacturing Co.,
   Ltd............................      48,000          51,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Nissui Pharmaceutical Co.,
   Ltd............................      13,000    $     57,469
 Nitsuko Corp.....................      75,000         244,093
 Nitta Corp.......................      42,000         293,232
 Nittetsu Mining Co., Ltd.........     147,000         253,216
 #Nitto Boseki Co., Ltd...........     364,000         313,506
 #Nitto Construction Co., Ltd.....      19,000          39,825
 Nitto Electric Works, Ltd........      67,000         418,750
 Nitto Flour Milling Co., Ltd.....      54,000          94,665
 *Nitto Kohki Co., Ltd............      21,000         292,111
 Nitto Seiko Co., Ltd.............      56,000          72,134
 *Nitto Seimo Co., Ltd............      32,000          10,488
 #Nittoc Construction Co., Ltd....      61,000         124,139
 Noda Corp........................       1,300           4,261
 Nohmi Bosai, Ltd.................      59,000         257,675
 Nomura Co., Ltd..................       6,000          14,543
 O-M, Ltd.........................      46,000          30,503
 *OKK Corp........................     101,000          47,729
 OSG Corp.........................      87,000         285,137
 Obayashi Road Corp...............      65,000          97,104
 *Odakyu Construction Co., Ltd....      29,000          51,944
 Odakyu Real Estate Co., Ltd......      58,000         118,918
 Ohki Corp........................      73,000          90,137
 *Ohkura Electric Co., Ltd........      34,000             518
 *Ohtsu Tire & Rubber Co., Ltd....     126,000         121,006
 Oiles Corp.......................      30,000         364,710
 Okabe Co., Ltd...................      39,000          86,799
 Okamoto Industries, Inc..........     212,000         373,262
 Oki Electric Cable Co., Ltd......      56,000          82,805
 Okinawa Electric Power Co.,
   Ltd............................      10,000         162,348
 Okuma and Howa Machinery, Ltd....      69,000          46,806
 Okuma Corp.......................     113,000         159,337
 *Okura and Co., Ltd..............     128,000               0
 #Okura Industrial Co., Ltd.......      96,000         256,098
 Olympic Corp.....................      20,000         258,384
 *Ono Sokki Co., Ltd..............      43,000          61,616
 #*Optec Dai-Ichi Denko Co.,
   Ltd............................     192,333          63,036
 Organo Corp......................     101,000         333,331
 *Orient Watch Co., Ltd...........      12,000           8,232
 Oriental Construction Co.,
   Ltd............................      39,000         121,280
 Oriental Yeast Co., Ltd..........      16,000          69,512
 Origin Electric Co., Ltd.........      54,000         141,585
 #Osaka Oxygen Industries, Ltd....     190,000         201,296
 Osaka Securities Finance Co.,
   Ltd............................      54,000          77,378
 Osaka Steel Co., Ltd.............      62,000         259,909
 Osaki Electric Co., Ltd..........      56,000         224,085
 #Oyo Corp........................      47,000         433,102
 P.S.C. Corp......................      35,000         108,041
 PCA Corp.........................       3,000          21,723
 Pacific Industrial Co., Ltd......      78,000         180,732
 #*Pacific Metals Co., Ltd........     299,000         125,343
 #Parco Co., Ltd..................      82,000         321,875
 *Pasco Corp......................     111,500         237,107
 #Penta-Ocean Construction Co.,
   Ltd............................     242,000         234,253
 Pigeon Corp......................      37,000         212,919
 Pilot Corp.......................      32,000         139,024
 *Pocket Card Co., Ltd............      26,000         237,409
 *Pokka Corp......................      48,000          93,293
 Poplar Co., Ltd..................       3,000          31,555
 *Press Kogyo Co., Ltd............     143,000          57,767
 *Prima Meat Packers, Ltd.........     230,000          77,134
 Pulstec Industrial Co., Ltd......       7,200          18,384
 Q'Sai Co., Ltd...................      28,000         119,299
                                       SHARES            VALUE+
                                       ------            ------

 #RIGHT ON Co., Ltd...............      14,000    $     99,238
 Raito Kogyo Co., Ltd.............      84,900         260,783
 Rasa Industries, Ltd.............     119,000         130,610
 Renown Look, Inc.................      50,000          55,259
 #*Renown, Inc....................     402,000         171,585
 Rheon Automatic Machinery Co.,
   Ltd............................      40,000         112,195
 Rhythm Watch Co., Ltd............     344,000         254,329
 Ricoh Elemex Corp................      11,000          40,244
 #Ricoh Leasing Co., Ltd..........       4,000          59,390
 Riken Corp.......................     193,000         389,825
 Riken Keiki Co., Ltd.............      33,000         108,910
 Riken Vinyl Industry Co., Ltd....     123,000         301,875
 Riken Vitamin Co., Ltd...........      16,000         199,878
 #Ringer Hut Co., Ltd.............      26,000         210,061
 Rock Field Co., Ltd..............      11,000         241,044
 Rohto Pharmaceutical Co., Ltd....      32,000         179,268
 Roland Corp......................      15,400         145,549
 #Royal Co., Ltd..................      62,000         463,110
 *Ryobi, Ltd......................     238,000         232,195
 Ryoden Trading Co., Ltd..........      80,000         178,659
 Ryoyo Electro Corp...............      45,000         347,104
 *S Foods, Inc....................      28,000         132,530
 S.T. Chemical Co., Ltd...........      48,000         216,951
 SMK Corp.........................     127,000         306,852
 SPC Electronic Corp..............      29,000         179,924
 #SRL, Inc........................      23,000         210,366
 #SXL Corp........................     148,000         125,213
 Saeki Kensetsu Kogyo Co., Ltd....      71,000          58,986
 #Sagami Chain Co., Ltd...........      37,000         277,782
 Sagami Co., Ltd..................      60,000         149,085
 *Sailor Pen Co., Ltd.............      16,000          23,171
 Sakai Chemical Industry Co.,
   Ltd............................      92,000         255,945
 Sakai Heavy Industries, Ltd......      60,000          73,171
 *Sakai Ovex Co., Ltd.............      85,000          38,872
 Sakata Inx Corp..................      92,000         188,628
 *Sakurada Co., Ltd...............      38,000          15,640
 San-Ai Oil Co., Ltd..............     118,000         288,704
 Sankei Building Co., Ltd.........      97,000         255,069
 Sanki Engineering Co., Ltd.......      76,000         370,732
 Sanko Co., Ltd...................       2,000           7,637
 *Sanko Metal Industrial Co.,
   Ltd., Tokyo....................      54,000          28,811
 *Sankyo Aluminum Industry Co.,
   Ltd............................     359,000         169,649
 Sankyo Seiki Manufacturing Co.,
   Ltd............................      76,000         212,012
 Sankyo Seiko Co., Ltd............      86,000         160,594
 *Sankyu, Inc., Tokyo.............     415,000         291,006
 Sanoh Industrial Co., Ltd........      53,000         142,195
 Sanshin Electronics Co., Ltd.....      51,000         200,968
 *Sanwa Electric Co., Ltd.........      17,000          22,546
 Sanyo Denki Co., Ltd.............      36,000          69,146
 Sanyo Engineering & Construction,
   Inc............................       9,000          20,716
 #Sanyo Industries, Ltd., Tokyo...      48,000         110,122
 Sanyo Shokai, Ltd................     200,000         836,890
 Sanyo Special Steel Co., Ltd.....     339,000         286,806
 Sasebo Heavy Industries Co.,
   Ltd., Tokyo....................     257,000         162,584
 *Sata Construction Co., Ltd.,
   Gumma..........................      61,000          31,151
 Sato Shoji Corp..................      31,000          94,512
 Satori Electric Co., Ltd.........       2,400          11,890
 Sawafugji Electric Co., Ltd......      31,000          31,189
 *Secom Techno Service Co.,
   Ltd............................       3,000          70,655

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Seika Corp.......................     145,000    $    140,358
 *Seikitokyu Kogyo Co., Ltd.......      86,000          47,851
 *Seiko Corp......................     102,407         212,307
 Seirei Industry Co., Ltd.........      12,000          11,159
 Seiren Co., Ltd..................      81,000         167,309
 #*Seiyo Food Systems, Inc........     137,000         456,319
 Sekisui Jushi Co., Ltd...........      85,000         233,232
 Sekisui Plastics Co., Ltd........     150,000         222,942
 *Sekiwa Real Eastate, Ltd........       7,000          27,210
 Senko Co., Ltd...................     205,000         389,062
 Senshukai Co., Ltd...............      70,000         154,192
 Shaddy Co., Ltd..................      27,000         266,913
 #Shibaura Engineering Works Co.,
   Ltd............................      71,000         155,312
 Shibusawa Warehouse Co., Ltd.....     119,000         211,334
 Shibuya Kogyo Co., Ltd...........      54,000         349,436
 *Shikibo, Ltd....................     155,000          55,526
 #Shikoku Chemicals Corp..........      89,000         293,727
 Shikoku Coca-Cola Bottling Co.,
   Ltd............................      31,000         252,584
 Shimizu Bank, Ltd................      12,600         525,320
 #*Shimura Kako Co., Ltd..........      55,000          49,886
 Shin Nippon Air Technologies Co.,
   Ltd............................      37,180         112,503
 Shinagawa Fuel Co., Ltd..........     160,000         648,780
 Shinagawa Refractories Co.,
   Ltd............................     116,000         139,695
 Shindengen Electric Manufacturing
   Co., Ltd.......................      68,000         177,774
 Shin-Etsu Polymer Co., Ltd.......      68,000         188,659
 #Shinkawa, Ltd...................      17,000         233,620
 #Shinki Co., Ltd.................      39,000         229,482
 *Shinko Electric Co., Ltd........     257,000         213,514
 Shinko Shoji Co., Ltd............      41,000         137,500
 Shin-Kobe Electric Machinery Co.,
   Ltd............................      71,000         227,828
 *Shinmaywa Industries, Ltd.......     168,000         238,171
 *Shinsho Corp....................     110,000          93,902
 *Shinwa Kaiun Kaisha, Ltd........     238,000         105,213
 Shinyei Kaisha...................      54,000          52,271
 Shiroki Co., Ltd.................     132,000         190,152
 #Sho-Bond Corp...................      24,100         211,242
 Shobunsha Publications, Inc......      25,000         251,524
 #*Shochiku Co., Ltd..............      99,000         441,425
 Shoei Co., Ltd...................       6,000          53,963
 Shoko Co., Ltd...................     156,000         143,872
 Shokusan Bank, Ltd...............      28,000          84,726
 #*Shokusan Jutaku Sogo Co.,
   Ltd............................     207,000          47,332
 *Showa Aircraft Industry Co.,
   Ltd............................      22,000          40,412
 #Showa Corp......................     117,000         818,643
 Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.................     313,000         248,110
 Showa Highpolymer Co., Ltd.......      79,000         155,953
 Showa Mining Co., Ltd............       8,000           7,622
 Showa Sangyo Co., Ltd............     282,000         505,107
 Showa Tansan Co., Ltd............       9,000          20,579
 #*Silver Seiko, Ltd..............      87,000          29,840
 Sintokogio, Ltd., Nagoya.........     108,000         237,896
 *Snow Brand Food Co., Ltd........       7,000           5,069
 Snow Brand Seed Co., Ltd.........       4,000          10,976
 Soda Nikka Co., Ltd..............      35,000          46,684
 #Sodick Co., Ltd.................      24,000          38,780
 *Sokkisha Co., Ltd...............      40,000         118,598
 Sonton Food Industry Co., Ltd....      10,000          61,052
 Sotetsu Rosen Co., Ltd...........      42,000         172,866
                                       SHARES            VALUE+
                                       ------            ------

 Sotoh Co., Ltd...................       5,000    $     18,521
 Star Micronics Co., Ltd..........      39,000         227,698
 *Stella Chemifa Corp.............       2,500          35,252
 Subaru Enterprise Co., Ltd.......      36,000          95,762
 Sumida Corp......................       5,000          71,075
 Suminoe Textile Co., Ltd.........     142,000         147,195
 *Sumitomo Coal Mining Co.,
   Ltd............................     181,000          48,285
 #*Sumitomo Construction Co.,
   Ltd............................     428,000         140,274
 Sumitomo Densetsu Co., Ltd.......      50,700         192,830
 *Sumitomo Heavy Industries,
   Ltd............................     412,000         219,817
 *Sumitomo Light Metal Industries,
   Ltd............................     493,000         232,973
 #Sumitomo Precision Products Co.,
   Ltd., Amagasaki City...........      78,000         306,768
 Sumitomo Seika Chemicals Co.,
   Ltd............................     102,000         169,482
 *Sumitomo Special Metals Co.,
   Ltd............................      50,000         204,268
 #Sumitomo Warehouse Co., Ltd.....     203,000         535,351
 *Sun Wave Corp...................      88,000         107,988
 Sun-S, Inc.......................      38,300         218,941
 SunTelephone Co., Ltd............      65,000         141,197
 #Suruga Corp.....................       5,000         106,707
 #*Suzutan Co., Ltd...............      62,000          94,040
 T.Hasegawa Co., Ltd..............      18,000         201,677
 TOC Co., Ltd.....................      10,000          48,780
 TYK Corp.........................      67,000         109,284
 Tabai Espec Corp.................      34,000         129,573
 Tachihi Enterprise Co., Ltd......       8,000         151,219
 Tachikawa Corp...................      14,000          59,223
 Tachi-S Co., Ltd.................      16,000          72,439
 #Tadano, Ltd.....................     206,000         314,024
 Taihei Dengyo Kaisha, Ltd........      66,000         158,460
 Taihei Kogyo Co., Ltd............     114,000          99,055
 Taiheiyo Kouhatsu, Inc...........      90,000          49,390
 Taiho Kogyo Co., Ltd.............      30,000         210,137
 Taikisha, Ltd....................      97,000         559,672
 Taisei Fire & Marine Insurance
   Co., Ltd.......................     118,000             899
 *Taisei Prefab Construction Co.,
   Ltd............................     134,000          73,537
 Taisei Rotec Corp................     127,000         123,902
 #Taito Co., Ltd..................      70,000         140,320
 Taiyo Toyo Sanso Co., Ltd........     232,000         390,793
 Takada Kiko Co., Ltd.............      31,000          99,238
 Takagi Securities Co., Ltd.......      34,000          40,945
 Takamatsu Corp...................      12,500         100,038
 Takano Co., Ltd..................       7,000          45,884
 *Takaoka Electric Manufacturing
   Co., Ltd., Tokyo...............     156,000         164,085
 #*Taka-Q Co., Ltd................      69,500          36,021
 #Takara Co., Ltd.................     108,000         864,329
 Takara Printing Co., Ltd.........       6,000          32,012
 *Takarabune Corp.................      52,000          35,671
 Takasago Electric Industry Co.,
   Ltd............................      22,000         192,835
 #Takasago International Corp.....      91,000         328,765
 *Takasaki Paper Manufacturing
   Co., Ltd.......................     157,000          65,816
 Takashima & Co., Ltd.............      60,000          44,817
 Takigami Steel Construction Co.,
   Ltd............................      18,000          45,960
 Takiron Co., Ltd.................     140,000         298,780
 Tamura Corp......................     112,000         205,732
 *Tamura Electric Works, Ltd......      74,000          70,503
 *Tanseisha Co., Ltd..............      26,000          69,558
 Tasaki Shinju Co., Ltd...........      53,000         155,122
 *Tateho Chemical Industries Co.,
   Ltd............................      26,500          38,377

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Tatsuta Electric Wire & Cable
   Co., Ltd.......................     106,000    $     88,064
 Tayca Corp.......................      74,000         111,113
 Teac Corp........................     109,000         108,003
 Techno Ryowa, Ltd................       3,400          11,713
 Tecmo, Ltd.......................      22,000         199,040
 Teijin Seiki Co., Ltd............     138,000         235,610
 Teikoku Hormone Manufacturing
   Co., Ltd.......................      33,000         178,079
 *Teikoku Piston Ring Co., Ltd....      42,000          88,674
 #Teikoku Sen-I Co., Ltd..........      39,000          82,043
 Teikoku Tsushin Kogyo Co.,
   Ltd............................      73,000         178,605
 Teisan KK........................      39,000         157,248
 Tekken Corp......................     274,000         169,162
 Ten Allied Co., Ltd..............      37,000         117,881
 Tenma Corp.......................      50,000         466,844
 Teraoka Seisakusho Co., Ltd......      13,000          41,616
 Tetra Co., Ltd., Tokyo...........      41,000          56,250
 The Daito Bank, Ltd..............     114,000         277,180
 Tigers Polymer Corp..............       4,000          11,280
 *Titan Kogyo KK..................      36,000          26,616
 Toa Corp.........................     293,000         245,655
 Toa Doro Kogyo Co., Ltd..........      85,000         150,953
 *Toa Oil Co., Ltd................      67,000          57,195
 *Toa Wool Spinning & Weaving Co.,
   Ltd............................      73,000          25,038
 *Tobu Store Co., Ltd.............      71,000         104,444
 Tochigi Bank, Ltd................      60,000         294,969
 Tochigi Fuji Industrial Co.,
   Ltd............................      51,000          71,136
 Toda Kogyo Corp..................      88,000         258,902
 Todentu Corp.....................      57,000         112,957
 Toenec Corp......................      80,000         271,951
 Tohcello Co., Ltd................       8,000          15,549
 Toho Co., Ltd....................      35,000         237,691
 Toho Real Estate Co., Ltd........      98,000         332,393
 Toho Titanium Co., Ltd...........      20,000          92,988
 #Toho Zinc Co., Ltd..............     205,000         237,500
 Tohoku Bank, Ltd.................      44,000          71,433
 Tohoku Misawa Homes Co. Ltd......      24,000          99,512
 *Tohpe Corp......................      36,000          21,128
 Tohto Suisan Co., Ltd............      54,000          71,616
 Tokai Carbon Co., Ltd............     186,000         300,549
 #Tokai Corp......................     108,000         353,963
 *Tokai Kanko Co., Ltd............     333,000          68,529
 Tokai Pulp Co., Ltd..............      88,000         279,695
 *Tokai Senko KK, Nagoya..........      47,000          23,643
 Tokai Tokyo Securities Co.,
   Ltd............................     366,250         496,894
 Tokico, Ltd......................     189,000         272,264
 *Tokimec, Inc....................     119,000          66,212
 #Tokin Corp......................      56,000         200,610
 Toko Electric Corp...............      39,000          81,745
 Toko, Inc........................      81,000         161,136
 Tokushima Bank, Ltd..............      61,200         321,860
 Tokushu Paper Manufacturing Co.,
   Ltd............................     119,000         393,643
 Tokyo Biso Kogyo Corp............       5,000          24,771
 Tokyo Denki Komusho Co., Ltd.....      57,000         168,567
 Tokyo Denpa Co., Ltd.............      11,000         116,875
 *Tokyo Dome Corp.................     113,000         248,910
 Tokyo Kikai Seisakusho, Ltd......     132,000         372,256
 Tokyo Leasing Co., Ltd...........      29,000         130,412
 Tokyo Nissan Auto Sales Co.,
   Ltd............................      63,000          60,023
                                       SHARES            VALUE+
                                       ------            ------

 Tokyo Rakutenchi Co., Ltd........      92,000    $    262,957
 Tokyo Rope Manufacturing Co.,
   Ltd............................     286,000         150,412
 Tokyo Sangyo Co., Ltd............      36,500          75,949
 Tokyo Steel Manufacturing Co.,
   Ltd............................      77,400         221,227
 #Tokyo Tatemono Co., Ltd.........     244,000         329,177
 *Tokyo Tekko Co., Ltd............      67,000          78,643
 Tokyo Theatres Co., Inc.,
   Tokyo..........................     116,000          90,183
 *Tokyo Tomin Bank, Ltd...........       4,300          36,380
 Tokyo Tungsten Corp..............      18,000         193,445
 Tokyotokeiba Co., Ltd............     422,000         353,811
 *Tokyu Car Corp..................     213,000          90,915
 Tokyu Community Corp.............      19,000         231,562
 #*Tokyu Construction Co., Ltd....     356,000         160,091
 #*Tokyu Department Store Co.,
   Ltd............................     406,000         309,451
 Tokyu Recreation Corp............      18,000          84,924
 Tokyu Store Chain Corp...........     175,000         449,505
 *Tokyu Tourist Corp..............      38,000          33,598
 Toli Corp........................     101,000         134,718
 Tomato Bank, Ltd.................     128,000         313,171
 Tomen Electronics Corp...........      10,000         275,915
 Tomoe Corp.......................      56,000          89,207
 *Tomoegawa Paper Co., Ltd........      55,000         129,954
 Tomoku Co., Ltd..................     185,000         303,163
 Tomy Co., Ltd....................      17,000         222,866
 Tonami Transportation Co.,
   Ltd............................     173,000         316,463
 Topcon Corp......................      68,000         152,896
 Topre Corp.......................      85,000         261,090
 #Topy Industries, Ltd............     325,000         398,819
 Torigoe Co., Ltd.................      21,000          57,462
 Torishima Pump Manufacturing Co.,
   Ltd., Osaka....................      45,000         184,527
 Toshiba Ceramics Co., Ltd........     134,000         205,290
 Toshiba Chemical Corp............      27,000          29,840
 Toshiba Engineering &
   Construction Co., Ltd..........     101,000         158,582
 *Toshiba Machine Co., Ltd........     294,000         445,930
 Toshiba Tungaloy Co., Ltd........     124,000         243,841
 Tosho Printing Co., Ltd..........      94,000         154,756
 Totenko Co., Ltd.................      35,000          51,486
 Totetsu Kogyo Co., Ltd...........      53,000          76,753
 Totoku Electric Co., Ltd.,
   Tokyo..........................      62,000          44,421
 Tottori Bank, Ltd................     127,000         329,116
 #*Towa Corp......................      28,000         210,854
 #*Towa Real Estate Development
   Co., Ltd.......................     160,000          48,780
 Toyo Bussan Co., Ltd.............      11,000          48,628
 #Toyo Chemical Co., Ltd..........      52,000         113,750
 #Toyo Communication Equipment
   Co., Ltd.......................      79,000         226,402
 *Toyo Construction Co., Ltd......     290,000         134,832
 *Toyo Electric Co., Ltd..........      67,000          40,854
 #*Toyo Engineering Corp..........     247,000         248,506
 *Toyo Kanetsu KK.................     206,000         131,890
 Toyo Kohan Co., Ltd..............     140,000         239,024
 #Toyo Radiator Co., Ltd..........     104,000         194,207
 Toyo Securities Co., Ltd.........     113,000         160,198
 #*Toyo Shutter Co., Ltd..........      77,000          23,476
 *Toyo Sugar Refining Co., Ltd....      60,000          29,268
 Toyo Tire & Rubber Co., Ltd......     307,000         407,149
 Toyo Umpanki Co., Ltd............     146,000         328,277
 Toyo Wharf & Warehouse Co.,
   Ltd............................     118,000         134,009
 *Trusco Nakayama Corp............       7,700          74,007

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Tsubaki Nakashima Co., Ltd.......      47,000    $    346,410
 Tsubakimoto Machinery &
   Engineering Co., Ltd...........      44,000          49,634
 *Tsudakoma Corp..................     101,000          64,665
 *Tsugami Corp....................     124,000         128,537
 *Tsukamoto Co., Ltd..............      44,000          30,183
 Tsukishima Kikai Co., Ltd........      60,000         290,396
 #*Tsumura & Co...................     124,000         430,030
 Tsurumi Manufacturing Co.,
   Ltd............................      42,000         174,787
 Tsurumi Soda Co., Ltd............       7,000          17,607
 Tsutsumi Jewelry Co., Ltd........      24,800         507,530
 Tsutsunaka Plastic Industry Co.,
   Ltd............................      71,000         146,113
 *Tsuzuki Denki Co., Ltd..........       5,000           7,698
 U-Shin, Ltd......................      38,000         103,979
 Ube Material Industries, Ltd.....      16,000          12,195
 Uchida Yoko Co., Ltd.............      72,000         234,329
 Ueki Corp........................      47,000          58,750
 Unicafe, Inc.....................         200           2,378
 #Uniden Corp.....................      76,000         196,951
 Unimat Offisco Corp..............      27,700         250,609
 Unisia Jecs Corp.................     215,000         257,279
 *Unitika, Ltd....................     699,000         378,270
 *Utoc Corp.......................      38,000          25,198
 Wakachiku Construction Co.,
   Ltd............................     194,000         124,207
 Wakamoto Pharmaceutical Co.,
   Ltd............................      48,000         128,415
 Wakodo Co., Ltd..................       2,000          56,250
 Warabeya Nichiyo Co., Ltd........       6,000          44,771
 Xebio Co., Ltd...................      12,000         178,262
 Yahagi Construction Co., Ltd.....      59,000         125,915
 *Yaizu Suisankagaku Industry Co.,
   Ltd............................       9,000         111,128
 Yamaichi Electronics Co., Ltd....      21,000         138,933
 Yamamura Glass Co., Ltd..........     213,000         285,732
 *Yamatane Corp...................     131,000          74,886
 Yamatane Securities Co., Ltd.....     203,000         263,034
 Yamato Corp......................      36,000         108,659
 Yamato International, Inc........      43,000          39,002
 Yamato Kogyo Co., Ltd............     130,000         469,665
 Yamaura Corp.....................      19,000          44,169
 Yamazen Co., Ltd.................     140,000         170,732
 Yaoko Co., Ltd...................      29,000         352,332
 Yasuda Warehouse Co., Ltd........      18,000          60,091
 Yellow Hat, Ltd., Tokyo..........      44,000         263,262
 Yodogawa Steel Works, Ltd........     104,000         205,305
 Yokogawa Bridge Corp.............      70,400         233,415
 *Yokohama Matsuzakaya, Ltd.......      27,000          13,582
 Yokohama Reito Co., Ltd..........     111,000         533,003
 Yokowo Co., Ltd..................      28,000         137,012
 Yomeishu Seizo Co., Ltd..........      46,000         279,436
 Yomiuri Land Co., Ltd............     157,000         471,479
                                       SHARES            VALUE+
                                       ------            ------

 Yondenko Corp....................      58,800    $    190,921
 Yonekyu Corp.....................      41,500         218,255
 Yonex Co., Ltd...................       8,000          23,780
 Yorozu Corp......................      26,800          72,720
 Yoshihara Oil Mill, Ltd..........      36,000          67,226
 #Yoshimoto Kogyo Co., Ltd........      60,000         480,183
 #Yuasa Corp......................     260,000         356,707
 Yuasa Funashoku Co., Ltd.........      33,000          42,759
 *Yuasa Trading Co., Ltd..........     174,000          84,878
 *Yuken Kogyo Co., Ltd............      60,000          30,183
 *Yuki Gosei Kogyo Co., Ltd.......      14,000          35,213
 Yukiguni Maitake Co., Ltd........      12,000          55,793
 *Yuraku Real Estate Co., Ltd.....      39,000          60,343
 Yurtec Corp......................     119,000         336,501
 *Yushin Precision Equipment Co.,
   Ltd............................      12,000         292,683
 Yushiro Chemical Industry Co.,
   Ltd............................      10,000          42,226
 #Zenchiku Co., Ltd...............     126,000         124,848
 *Zenrin Co., Ltd.................      31,600         222,790
 Zensho Co., Ltd..................       6,000          62,652
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $409,037,596).............                 168,423,570
                                                  ------------
INVESTMENT IN CURRENCY -- (1.0%)
 *Japanese Yen
   (Cost $1,806,662)..............                   1,809,082
                                                  ------------
TOTAL -- JAPAN
  (Cost $410,844,258).............                 170,232,652
                                                  ------------

TEMPORARY CASH INVESTMENTS --
  (5.1%)
                                        FACE
                                       AMOUNT
                                       ------
                                        (000)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.76%, 01/04/02
   (Collateralized by U.S.
   Treasury Notes 9.375%,
   02/15/06, valued at $9,370,969)
   to be repurchased at $9,234,610
   (Cost $9,167,000)..............    $  9,167       9,167,000
                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $420,011,258)++...........                $179,399,652
                                                  ============

----------------------------------------------------------------
  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $422,731,336.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2001
                                  (UNAUDITED)

                                        SHARES             VALUE+
                                        ------             ------
AUSTRALIA -- (30.8%)
COMMON STOCKS -- (30.7%)
 *A.I. Engineering Corp., Ltd.....       129,195    $      9,920
 A.P. Eagers, Ltd.................        22,492          44,442
 ARB Corporation, Ltd.............        12,738          75,637
 Abigroup, Ltd....................       129,710         162,673
 *Access1, Ltd....................        14,403             656
 Adelaide Bank, Ltd...............       116,153         416,202
 Adelaide Brighton, Ltd...........       572,818         219,914
 Adsteam Marine, Ltd..............       326,187         397,392
 Adtrans Group, Ltd...............        29,000          27,017
 *Agenix, Ltd.....................       149,379          25,998
 *Allstate Explorations NL........        49,087           3,141
 Altium...........................        44,500          59,681
 Amalgamated Holdings, Ltd........       266,483         341,024
 *Amity Oil NL....................        90,907          42,346
 *An Feng Kingstream Steel,
   Ltd............................       764,927           9,006
 *Anaconda Nickel NL..............       500,170         158,739
 *Anzoil NL.......................       123,126           1,324
 Aquarius Platinum (Australia),
   Ltd............................        44,452         201,377
 *Ariadne Australia, Ltd..........       270,353          31,830
 *Ashanti Goldfields Co., Ltd.....        16,421          54,217
 Ashanti Goldfields Co., Ltd.
   (Stapled Shares)...............        15,990          10,362
 *Asia Pacific Specialty
   Chemicals, Ltd.................        88,182          27,084
 Atkins Carlyle, Ltd..............        76,226         124,861
 *AuIron Energy, Ltd..............       260,290          75,946
 *Auridiam Consolidated NL........        63,097           1,357
 *Aurora Gold, Ltd................       226,812          15,674
 *Ausdoc Group, Ltd...............       116,098         120,641
 *Ausdrill, Ltd...................       103,961           4,789
 *Aussie Online, Ltd..............        39,485           2,830
 *Austal, Ltd.....................        35,300          23,310
 *Austar United Communications,
   Ltd............................       364,100          51,254
 *Austpac Resources NL............       355,118          15,997
 Australand Holdings, Ltd.........       445,600         421,980
 *Australia Net.Com, Ltd..........        36,169           2,916
 *Australian Magnesium Corp.,
   Ltd............................        98,792          31,354
 Australian Oil & Gas Corp.,
   Ltd............................       101,094          77,106
 Australian Pharmaceutical
   Industries, Ltd................       287,700         497,774
 Australian Pipeline Trust........       124,100         163,260
 #Australian Provincial Newspaper
   Holdings, Ltd..................       614,929       1,082,827
 *Australian Resources, Ltd.......       141,446          16,653
 Australian Stock Exchange,
   Ltd............................        22,300         128,991
 Autron Corporation, Ltd..........       452,247          54,403
 *Avatar Industries, Ltd..........        45,901          13,393
 Bank of Queensland, Ltd..........       134,036         458,325
 *Beach Petroleum NL..............       371,700           9,894
 *Beaconsfield Gold NL............        89,078           9,348
 Bendigo Bank, Ltd................       156,838         614,169
 *Bendigo Mining NL...............       849,735          73,945
 *Beyond International, Ltd.......        61,256          18,814
 *Biota Holdings, Ltd.............        97,808          43,558
 *Black Range Minerals NL.........       169,951           5,611
 Blackmores, Ltd..................        27,894          97,095
                                        SHARES             VALUE+
                                        ------             ------

 *Bligh Oil & Minerals NL Issue
   00.............................        88,266    $      7,229
 *Boulder Group NL................        78,500           4,621
 Brandrill, Ltd...................        97,929          29,075
 Brickworks, Ltd..................        57,178         182,930
 *Bridgestone Australia, Ltd......        49,000          26,587
 Bristile, Ltd....................        81,032         111,579
 *Buderim Ginger, Ltd.............         7,889           2,383
 *Burns, Philp & Co., Ltd.........       651,721         190,157
 Burswood, Ltd....................       205,200          81,931
 *CI Technologies Group, Ltd......       109,822         113,558
 Caltex Australia, Ltd............       407,700         298,437
 Campbell Brothers, Ltd...........        77,911         218,951
 *Cape Range Wireless, Ltd. Rights
   10/24/01.......................       103,319             899
 *Cape Range, Ltd.................       516,594          11,900
 Casinos Austria International,
   Ltd............................       258,299          79,332
 Cedar Woods Properties, Ltd......        50,913          10,946
 *Centamin Egypt, Ltd.............       261,882          26,811
 #*Centaur Mining & Exploration,
   Ltd............................        62,058          15,248
 Central Equity, Ltd..............       123,243         132,482
 Central Norseman Gold Corp.,
   Ltd............................       409,800          74,469
 Centro Properties, Ltd...........       285,175         503,624
 *Charter Pacific Corp., Ltd......        72,823          35,786
 *Circadian Technologies, Ltd.....        40,370          55,795
 *Cityview Energy Corp., Ltd......        52,581           4,979
 *Clifford Corp., Ltd.............       161,750               0
 *Climax Mining, Ltd..............       326,034           7,176
 #Clough, Ltd.....................       429,098         213,061
 Coates Hire, Ltd.................       273,026         176,096
 Comet Resources NL...............        83,600           2,696
 Consolidated Manufacturing
   Industries, Ltd................        32,784          21,816
 Consolidated Minerals, Ltd.......       123,800          31,686
 Consolidated Paper Industries,
   Ltd............................        68,585          28,437
 *Coplex Resources NL.............       231,400          10,661
 Corporate Express Australia,
   Ltd............................       352,710         956,906
 Coventry Group, Ltd..............        63,616         138,398
 Crane (G.E) Holdings, Ltd........        98,940         397,067
 *Croesus Mining NL...............        97,100          14,166
 *Cudgen RZ, Ltd..................        36,650           3,565
 *Dalrymple Resources NL..........        75,462          26,653
 Danks Holdings, Ltd..............        10,425          44,292
 *Davnet, Ltd.....................       402,200           8,029
 *Denehurst, Ltd..................        95,000           3,550
 *Devine, Ltd.....................        44,183           7,916
 *Diamin Resources NL.............       212,131          10,859
 *Dominion Mining, Ltd............       168,015          31,822
 Downer Group, Ltd................       368,611         141,516
 *Durban Roodepoort Deep, Ltd.....        18,619          24,399
 E.R.G. Limited...................       142,503          40,120
 *Easycall Communications
   (Philippines), Ltd.............       177,300           7,261
 *Ecorp, Ltd......................       254,988          49,730
 *Emporer Mines, Ltd..............       120,600          20,989
 Energy Developments, Ltd.........       163,532         560,858
 *Energy Equity Corp., Ltd........       325,630          10,001

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 Energy Resources of Australia,
   Ltd. Series A..................       231,589    $    229,983
 Envestra, Ltd....................       300,200         142,912
 Environmental Solutions
   International, Ltd.............        67,364          22,759
 Equigold NL......................        99,000          30,913
 Fleetwood Corp., Ltd.............        43,287          35,896
 Foodland Associates, Ltd.........       117,244         735,194
 *Forest Place Group, Ltd.........        85,192          16,135
 *Formulab Neuronetics Corp.,
   Ltd............................         1,061             244
 Forrester Parker Group, Ltd......       142,602          74,456
 Freedom Furniture, Ltd...........       133,595         112,153
 Futuris Corp., Ltd...............       640,000         606,076
 GRD NL...........................       142,500          93,368
 GUD Holdings, Ltd................        83,979          83,826
 GWA International, Ltd...........       415,102         524,840
 Gazal Corp., Ltd.................        71,177          71,776
 *Geo2, Ltd.......................       164,199           5,043
 George Weston Foods, Ltd.........        77,119         198,961
 *Gold Fields, Ltd................       413,721         531,566
 *Golden West Refining Corp.,
   Ltd............................        17,330           3,194
 Goldfields, Ltd..................       477,502         611,070
 *Goldstream Mining NL............        90,901          27,453
 Gowing Bros., Ltd................        53,962          55,797
 *Gowing Retail...................         3,615               0
 *Gradipore, Ltd..................        21,628          31,442
 Graincorp, Ltd. Series A.........        36,600         206,086
 Grand Hotel Group................       369,971         155,295
 *Greenfields Energy Corp.,
   Ltd............................       193,687           9,221
 *Green's Foods, Ltd..............        66,082          12,347
 Gunns, Ltd.......................        83,239         187,480
 *Gutnick Resources NL............       146,152           5,312
 *Gympie Gold, Ltd................       205,364          85,150
 *HIH Insurance, Ltd..............       791,605          70,912
 *Hamilton Island, Ltd............        52,600          55,197
 Hancock and Gore, Ltd............        54,806          37,032
 *Haoma Mining NL.................        98,816           4,755
 *Hardman Resources NL............       337,382          94,986
 *Hartley Poynton, Ltd............        84,981          33,931
 Healthscope, Ltd.................        59,654          70,539
 *Helix Resources NL..............        25,000           4,863
 Henry Walker Group, Ltd..........       287,948         176,877
 *Herald Resources, Ltd...........        69,910          13,778
 Hills Industries, Ltd............       229,725         341,021
 Hills Motorway Group Hly.........       279,349         720,698
 Housewares International, Ltd....        87,100          43,694
 Iluka Resources, Ltd.............       293,919         669,519
 *Industrial & Commercial
   Electronic Industries, Ltd.....        54,361           2,226
 Institute of Drug Technology
   Australia, Ltd.................        44,372          95,624
 *Intellect Holdings, Ltd.........        75,070          34,969
 Iron Carbide Australia, Ltd......        92,740          93,046
 *Ixla, Ltd.......................        89,921           1,335
 *Jingellic Minerals NL...........         4,329               0
 *Johnson's Well Mining NL........       200,000           5,324
 Jones (David), Ltd...............       615,898         372,020
 Joyce Corp., Ltd.................        13,049           4,342
 *Jubilee Gold Mines NL...........       133,974          98,892
 Jupiters, Ltd....................       208,795         534,399
 KTS Corp., Ltd...................        43,000          71,536
 *Keycorp, Ltd....................        67,609          67,140
                                        SHARES             VALUE+
                                        ------             ------

 Kidston Gold Mines, Ltd..........       246,300    $     30,259
 King Island (The) Co., Ltd.......        22,000          36,262
 *Kingsgate Consolidated NL.......        83,407          53,796
 *Kresta Holdings, Ltd............        56,700           1,916
 Lemarne Corp., Ltd...............        20,790          13,303
 *Lynas Gold NL...................        40,500           5,390
 *MacMahon Holdings, Ltd..........       192,179          13,281
 Magellan Petroleum Australia,
   Ltd............................        32,760          30,185
 Maryborough Sugar Factory,
   Ltd............................           600           1,812
 Maxi-Cube, Ltd...................       137,121          10,178
 McConnell Dowell Corp., Ltd......        62,776          43,703
 McGuigan (Brian) Wines, Ltd......        52,474         114,159
 McPherson's, Ltd.................        61,500          41,870
 *Metal Storm, Ltd................        22,100          16,403
 *Micromedical Industries, Ltd....       150,461          51,603
 *Mikoh Corp., Ltd................        39,999           1,269
 Miller's Retail, Ltd.............       101,160         166,533
 *Mineral Deposits, Ltd...........        49,458           5,063
 Mobile Innovations, Ltd..........        84,600           6,496
 Monadelphous Group, Ltd..........        18,988          16,135
 *Mosaic Oil NL...................       345,724          37,164
 *Murchison United NL.............        71,536          32,957
 *Namoi Cotton Cooperative,
   Ltd............................       135,353          16,282
 National Can Industries, Ltd.....        97,017          48,172
 National Foods, Ltd..............       469,435         718,492
 *Nautronix, Ltd..................        74,694          24,470
 Neverfail Springwater, Ltd.......        24,426          42,512
 *New Tel, Ltd....................       118,238          15,131
 Newcrest Mining, Ltd.............       131,038         277,698
 Normandy Mt. Leyshon, Ltd........       133,376           8,193
 *Normans Wine, Ltd...............        35,848           2,019
 North Flinders Mines, Ltd........        99,807         546,664
 *Novogen, Ltd....................       105,184         172,834
 *Novus Petroleum, Ltd............       245,359         224,818
 Nufarm, Ltd......................       391,902         694,111
 OPSM Protector, Ltd..............       257,306         538,702
 Oil Company of Australia, Ltd....        51,800          83,525
 *Online Advantage, Ltd...........         2,475              34
 *Orbital Engine Corp., Ltd.......       537,358         151,287
 Orica, Ltd.......................        61,396         226,595
 *Oriel Communications, Ltd.......        27,653             863
 *Oropa, Ltd......................       333,580           4,269
 Oroton International, Ltd........        38,427          77,698
 *PMP Communications, Ltd.........       381,871         127,059
 Pacific BBA, Ltd.................       279,219         470,236
 Pacific Dunlop, Ltd..............       474,235         250,038
 Pacific Hydro, Ltd...............       149,783         318,190
 *Pan Pacific Petroleum NL........       327,800          14,766
 *Pan Palladium, Ltd..............         3,925             402
 Paperlinx, Ltd...................       215,513         537,362
 *Pasminco, Ltd...................     1,000,857          25,616
 *Payce Consolidated, Ltd.........        18,000           7,832
 Penfold (W.C.), Ltd..............        14,100           9,780
 *Peptide Technology, Ltd.........       176,600         370,638
 *Perilya Mines NL................       263,500          55,302
 Permanent Trustee Co., Ltd.......        20,052          83,142
 Perpetual Trustees Australia,
   Ltd............................        47,694       1,072,386
 Peter Lehmann Wines, Ltd.........        35,586          65,578
 *Petsec Energy, Ltd..............        97,992           7,023
 *Pima Mining NL..................       236,061          21,751
 Plaspak Group, Ltd...............        86,045          40,081
 *Pocketmail Group, Ltd...........        10,933             145

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 *Polartechnics, Ltd..............        43,405    $     72,210
 *Port Douglas Reef Resorts,
   Ltd............................       251,655          12,624
 Portman Mining, Ltd..............       241,600         173,141
 *Powerlan, Ltd...................       182,400          43,416
 *Precious Metals Australia,
   Ltd............................        10,606             923
 *Preston Resources NL............        64,000           8,845
 Primary Health Care, Ltd.........        42,300         107,182
 Prime Television, Ltd............       172,440         185,367
 *Progen Industries, Ltd..........        24,788          17,003
 *Prophecy International Holdings,
   Ltd............................        51,900           9,298
 *Psiron, Ltd.....................        40,381           1,447
 *Quantum Resources, Ltd..........       115,007           1,737
 Queensland Cotton Holdings,
   Ltd............................        39,866          64,282
 *Quiktrak Networks New Shares....       158,598           2,354
 *Quiktrak Networks, Ltd..........       396,495           5,886
 Raptis Group, Ltd................        12,000           1,290
 Rebel Sport, Ltd.................        77,898          63,800
 *Redfire Resources NL............        27,900           1,500
 Reece Australia, Ltd.............        32,100         340,956
 *Reinsurance Australia Corp.,
   Ltd............................       399,993          15,152
 *Renewable Energy Corp., Ltd.....       104,360          42,202
 *Resolute Mining, Ltd............        64,809          14,597
 Ridley Corp., Ltd................       578,840         322,969
 Rock Building Society, Ltd.......        11,373          17,582
 Rural Press, Ltd.................       211,201         502,718
 SPC, Ltd.........................        91,854          45,138
 Sabre Group, Ltd.................        40,702          31,877
 Schaffer Corp., Ltd..............        16,698          36,754
 Scientific Services, Ltd.........       122,237          40,672
 Select Harvests, Ltd.............        41,257          46,884
 Servcorp, Ltd....................        21,300          35,981
 *Shield Telecommunications,
   Ltd............................       286,300           4,397
 Sigma Co., Ltd...................        69,800         130,414
 *Silex System, Ltd...............        60,600          78,885
 Simeon Wines, Ltd................       203,870         268,202
 #Simsmetal, Ltd..................       168,578         495,323
 Singleton Group, Ltd.............       134,020         278,324
 *Sino Securities International,
   Ltd............................         8,118           1,080
 *Skilled Engineering, Ltd........       127,146          50,115
 *Smarttrans Holdings, Ltd........       222,685           2,736
 *Smorgon Steel Group, Ltd........       385,500         195,360
 Snack Foods, Ltd.................       137,218         104,658
 *Solution 6 Holdings, Ltd........       167,494          58,302
 Sonic Healthcare, Ltd............        84,443         345,803
 #Sons of Gwalia, Ltd.............       236,162         905,456
 Southern Cross Broadcasting
   (Australia), Ltd...............        78,654         446,909
 *Southern Pacific Petroleum NL...       370,840         110,101
 *Southern Star Group, Ltd........       154,982          44,427
 *Spectrum Network Systems, Ltd.
   Series B.......................       616,446          68,159
 *Sphere Investments, Ltd.........        27,480           2,110
 #Spotless Group, Ltd.............       438,502       1,167,214
 *St. Barbara Mines, Ltd..........       375,500          40,365
 *Star Games, Ltd.................        90,810          31,610
 *Straits Resources, Ltd..........        56,534          11,865
 *Strategic Minerals Corp. NL.....        13,100             369
 *Striker Resources NL............       316,300           8,581
 Structural Systems, Ltd..........        26,367          16,196
 *Sunland Group, Ltd..............        75,095          16,145
 *Surfboard, Ltd..................        57,506           3,532
 Sydney Aquarium, Ltd.............        24,135          42,005
                                        SHARES             VALUE+
                                        ------             ------

 Tab Queensland, Ltd..............        66,700    $    100,722
 Tab, Ltd.........................       110,000         153,157
 *Takoradi, Ltd...................       993,152           8,134
 *Tandou, Ltd.....................         3,100           1,904
 *Tap Oil, Ltd....................       193,100         137,395
 Tassal, Ltd......................        96,243          27,096
 Technology One, Ltd..............       161,600          72,795
 Television & Media Services,
   Ltd............................       214,561          63,702
 Tempo Service, Ltd...............        98,174         135,234
 Ten Network Holdings, Ltd........       194,200         198,818
 Thakral Holdings Group...........     1,249,419         326,177
 *The Gribbles Group, Ltd.........       113,700          62,858
 *Third Rail, Ltd.................       151,200           3,096
 Ticor, Ltd.......................       347,850         224,356
 Timbercorp, Ltd..................       239,344          82,087
 *Titan Resources NL..............        50,000           4,095
 #Toll Holdings, Ltd..............        95,694       1,363,782
 *Tooth & Co., Ltd................       153,000          13,510
 Triako Resources, Ltd............         5,400           2,543
 Troy Resources NL................        22,548          14,312
 *Union Capital, Ltd..............       395,200           2,832
 United Construction Group,
   Ltd............................        81,554         108,416
 *United Energy, Ltd..............        92,300         112,921
 Utility Services Corp., Ltd......       116,121          39,825
 *Valdera Resources, Ltd..........         5,531               0
 *VeCommerce, Ltd.................        13,680          16,456
 *Victoria Petroleum NL...........       347,973           5,522
 Villa World, Ltd.................       134,700          43,439
 Village Roadshow, Ltd............       356,394         344,800
 Vision Systems, Ltd..............       181,450         176,476
 *Voicenet (Australia), Ltd.......       112,661           2,307
 *Vos Industries, Ltd.............       102,161           2,039
 Waterco, Ltd.....................        22,304          18,382
 Watpac, Ltd......................       122,796          22,000
 Wattyl, Ltd......................       152,432         169,321
 *Webster, Ltd....................        33,551           7,728
 West Australian Newspapers
   Holdings, Ltd..................        78,440         203,573
 *Westel Group, Ltd...............       164,855           6,245
 *Western Metals, Ltd.............       385,787           4,740
 White (Joe) Maltings, Ltd........        14,067          32,043
 Wide Bay Capricorn Building
   Society, Ltd...................        26,958          74,517
 *Williams (R.M.) Holdings,
   Ltd............................        24,075          14,788
 *Yates, Ltd......................        60,281           4,320
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $53,657,179)..............                    40,096,421
                                                    ------------
PREFERRED STOCKS -- (0.1%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).................        55,477          46,033
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Access1 Options 11/30/02........         1,310              13
 *Advanced Engine Components, Ltd.
   Options 12/31/02...............        11,369              41
 *Australian Magnesium Corp., Ltd.
   Warrants 07/31/05..............        49,396               0
 *Axon Instruments, Inc. Options
   Open Pay Date..................        16,148               0
 *Beaconsfield Gold NL Options
   03/15/02.......................         8,908              46
 *Cape Range Options 11/22/02.....       103,318           1,058

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 *Coates Hire, Ltd. Rights
   01/30/02.......................       163,816    $     23,480
 *Quiktrak Networks, Ltd. Options
   12/31/04.......................       158,598             487
 *S.P.C., Ltd. NPV Rights
   02/01/02.......................        18,371           1,881
 *Surfboard, Ltd. Options
   12/31/01.......................        28,753              15
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,334)...................                        27,021
                                                    ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $13,745).................                        13,896
                                                    ------------
TOTAL -- AUSTRALIA
  (Cost $53,734,227)..............                    40,183,371
                                                    ------------
HONG KONG -- (29.8%)
COMMON STOCKS -- (29.7%)
 *ABC Communications (Holdings),
   Ltd............................       930,000          21,825
 ALCO Holdings, Ltd...............       314,000          19,731
 ASM Pacific Technology, Ltd......       182,000         358,265
 *AWT World Transport Holdings,
   Ltd............................       250,800             322
 *Acme Landis Holdings, Ltd.......       170,000           7,412
 Aeon Credit Service (Asia) Co.,
   Ltd............................       200,000          70,532
 *Allied Group, Ltd...............     7,298,000         402,437
 *Allied Properties (Hong Kong),
   Ltd............................    10,179,000         304,149
 *Anex International Holdings,
   Ltd............................       152,000           2,144
 *Applied China Holdings, Ltd.....     1,036,250          10,631
 *Applied International Holdings,
   Ltd............................     1,243,000          17,534
 Arts Optical International
   Holdings, Ltd..................       164,000          36,174
 *Asia Commercial Holdings,
   Ltd............................        72,800           2,521
 Asia Financial Holdings, Ltd.....     1,976,908         299,153
 Asia Satellite Telecommunications
   Holdings, Ltd..................       179,000         298,416
 *Asia Securities International,
   Ltd............................     2,386,600          99,469
 Asia Standard Hotel Group,
   Ltd............................        38,000           1,462
 *Asia Standard International
   Group, Ltd.....................     2,870,000         119,616
 *Asia Tele-Net & Technology
   Corp., Ltd.....................    10,520,000          49,916
 Associated International Hotels,
   Ltd............................       898,000         423,213
 *B-Tech (Holdings), Ltd..........       248,400             924
 *Beauforte Investors Corp.,
   Ltd............................        72,000          59,093
 *Beijing Development (Hong Kong),
   Ltd............................       166,000          20,224
 *Bossini International Holdings,
   Ltd............................       122,000           8,605
 Boto International Holdings,
   Ltd............................     2,290,000          93,975
 *Burwill Holdings, Ltd...........     2,059,200         163,725
 #*CCT Telecom Holdings, Ltd......       144,970          43,224
 *CEC International Holdings,
   Ltd............................       210,000           8,752
 *CIL Holdings, Ltd...............     2,058,000           2,639
 CNPC (Hong Kong), Ltd............     2,490,000         185,205
 *CNT Group, Ltd..................     3,078,000          77,366
 Cafe de Coral Holdings, Ltd......     1,191,000         687,305
 *Capetronic International
   Holdings, Ltd..................       292,490          91,897
 *Capital Asia, Ltd...............        98,736           1,393
 *Cash On-Line, Ltd...............        90,073             901
 *Catic International Holdings,
   Ltd............................     1,224,000          37,672
 *Central China Enterprises,
   Ltd............................     2,104,000          23,204
 *Century City International
   Holdings, Ltd..................       542,056           3,267
                                        SHARES             VALUE+
                                        ------             ------

 Champion Technology Holdings,
   Ltd............................    24,074,014    $    250,068
 *Cheerful Holdings, Ltd..........     2,560,735          36,123
 #Chen Hsong Holdings, Ltd........     1,515,000         271,998
 *Cheuk Nang Technologies
   (Holdings), Ltd................    11,250,120          31,740
 *Cheung Tai Hong Holdings,
   Ltd............................     2,018,400          23,296
 *Cheung Wah Development Co.,
   Ltd............................       904,000          35,938
 Chevalier (OA) International,
   Ltd............................     1,776,251          59,225
 *Chevalier Construction Holdings,
   Ltd............................       131,203           2,356
 Chevalier International Holdings,
   Ltd............................     3,127,914         220,619
 *China Aerospace International
   Holdings, Ltd..................     1,499,400         119,216
 *China Development Corp., Ltd....     1,725,000           9,291
 *China Digicontent Co., Ltd......     2,710,000           3,475
 *China Everbright International,
   Ltd............................     1,975,000          78,515
 *China Everbright Technology,
   Ltd............................     3,244,000         137,284
 China Foods Holdings, Ltd........     1,544,000         304,925
 China Hong-Kong Photo Products
   Holdings, Ltd..................     2,338,000         188,891
 *China Investments Holdings,
   Ltd............................       175,000           7,967
 China Motor Bus Co., Ltd.........       114,200         966,574
 China Online (Bermuda), Ltd......    10,580,000          86,834
 China Overseas Land & Investment,
   Ltd............................     4,558,000         590,365
 *China Pharmaceutical Enterprise
   and Investment Corp., Ltd......     2,444,000         219,394
 China Rare Earth Holdings,
   Ltd............................       274,000          77,303
 China Resources Beijing Land,
   Ltd............................       718,000         140,877
 *China Sci-Tech Holdings, Ltd....     2,786,000          21,079
 *China Star Entertainment,
   Ltd............................     1,676,400          36,332
 *China Strategic Holdings,
   Ltd............................       376,000          19,287
 #*China Travel International
   Investment, Ltd................     2,730,000         563,655
 *China United Holdings, Ltd......     1,639,800           2,103
 *Chinese Estates Holdings,
   Ltd............................     1,204,000         111,169
 *Chinney Investments, Ltd........     1,144,000          33,009
 Chow Sang Sang Holdings
   International, Ltd.............     1,098,400         180,300
 Chuangs China Investments,
   Ltd............................     1,347,000          44,912
 Chuang's Consortium
   International, Ltd.............     1,858,884          41,002
 Chun Wo Holdings, Ltd............     1,671,917          61,106
 *Cig-Wh International Holdings,
   Ltd............................       472,000          12,409
 #*Citic Ka Wah Bank, Ltd.........     1,281,000         325,267
 *Climax International Co.,
   Ltd............................       296,000             797
 *Companion Building Material
   International Holdings, Ltd....     1,731,606           4,885
 *Compass Pacific Holdings,
   Ltd............................       416,000          21,339
 Continental Holdings, Ltd........        98,825           4,816
 *Continental Mariner Investment
   Co., Ltd.......................     1,629,000         175,479
 Coslight Technology International
   Group, Ltd.....................       144,000          37,395
 *Cosmos Machinery Enterprises,
   Ltd............................     1,024,000          35,456
 *Crocodile Garments, Ltd.........     1,539,000          27,236
 Cross Harbour Tunnel Co., Ltd....       365,603         147,688
 *Culturecom Holdings, Ltd........     2,161,000          96,995
 *Cybersonic Technology, Ltd......       193,000           2,698
 *DC Finance Holdings, Ltd........        27,000             433
 *Dah Hwa International Holdings,
   Ltd............................     1,122,000          17,122
 Daido Group, Ltd.................       223,000           2,173
 *Data Advantage..................       312,957         996,917

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 Dickson Concepts International,
   Ltd............................       222,000    $     46,974
 *DigitalHongKong.com.............        15,318             697
 *Dransfield Holdings, Ltd........       190,000             975
 Dynamic Holdings, Ltd............       158,000          43,563
 *Easyknit International Holdings,
   Ltd............................       707,150           9,613
 #*Egana International Holdings,
   Ltd............................    19,766,208         491,757
 Egana Jewelry & Pearls, Ltd......     3,317,899          59,568
 *Ehealthcareasia, Ltd............         6,690             214
 Elec & Eltek International
   Holdings, Ltd..................     3,078,790         351,395
 *Emperor (China Concept)
   Investments, Ltd...............     6,435,000          24,757
 Emperor International Holdings,
   Ltd............................       644,369          37,185
 *Essential Enterprises Co.,
   Ltd............................       320,000          15,184
 *Esun Holdings, Ltd..............       653,600          46,100
 *Fairwood Holdings, Ltd..........       426,000           4,917
 *Fairyoung Holdings, Ltd.........     1,446,000          16,318
 Far East Consortium
   International, Ltd.............     1,641,378         104,193
 *Far East Holdings International,
   Ltd............................        70,000           2,424
 *Far East Hotels & Entertainment,
   Ltd............................     1,853,000          91,487
 First Sign International
   Holdings, Ltd..................     1,050,000          29,893
 Fong's Industries Co., Ltd.......       962,000          87,591
 *Fortuna International Holdings,
   Ltd............................     2,727,000          11,890
 #*Founder Holdings, Ltd..........       590,000          94,577
 Fountain Set Holdings, Ltd.......     1,274,000         207,491
 Four Seas Frozen Food Holdings,
   Ltd............................       347,184          20,926
 Four Seas Mercantile Holdings,
   Ltd............................       592,000         151,837
 *Fourseas.Com, Ltd...............        60,000             931
 Frankie Dominion International,
   Ltd............................       630,173          16,567
 *Fu Hui Jewelry Co. (Hong Kong),
   Ltd............................       688,000          18,352
 *G-Prop (Holdings), Ltd..........        28,365             476
 *Geomaxima Holdings, Ltd.........       650,000          85,857
 Giordano International, Ltd......       686,000         303,507
 *Global Tech (Holdings), Ltd.....     2,220,000         179,357
 Glorious Sun Enterprises, Ltd....       840,000         126,035
 Gold Peak Industries (Holdings),
   Ltd............................     1,059,250         195,608
 Golden Resources Development
   International, Ltd.............     1,456,500          76,581
 *Gold-Face Holdings, Ltd.........     2,003,600         200,415
 Goldlion Holdings, Ltd...........     2,052,000         107,891
 *Goldtron (Bermuda) Holdings,
   Ltd............................     2,241,333          12,934
 *Golik Holdings, Ltd.............     1,536,500          36,847
 Grand Hotel Holdings, Ltd. Series
   A..............................     1,333,000         136,756
 Grande Holdings, Ltd.............       504,105         471,921
 Great Eagle Holdings, Ltd........       265,000         299,057
 Great Wall Electronic
   International, Ltd.............     3,159,034          26,738
 *Group Sense (International),
   Ltd............................     2,062,000          56,853
 #*Guangdong Investment, Ltd......     2,150,000         212,302
 *Guangnan Holdings, Ltd..........     4,146,000         115,376
 #*Guangzhou Investment Co.,
   Ltd............................     3,510,000         279,077
 #HKCB Bank Holding Co., Ltd......     1,130,000         311,560
 HKR International, Ltd...........       555,260         160,215
 *Hang Fung Gold Technology,
   Ltd............................     2,120,000          26,371
 Hanny Holdings, Ltd..............     5,466,336          72,204
 Harbour Centre Development,
   Ltd............................       784,000         492,649
 *Harbour Ring International
   Holdings, Ltd..................     2,636,000         169,021
 Henderson China Holdings, Ltd....       911,000         420,577
 *Heng Fung Holdings Co., Ltd.....     1,050,000          12,253
                                        SHARES             VALUE+
                                        ------             ------

 High Fashion International,
   Ltd............................       178,000    $     38,806
 *Hikari Tsushin International,
   Ltd............................     2,248,000          23,639
 *Hinet Holdings, Ltd.............     4,258,114          10,375
 *Hon Kwok Land Investment Co.,
   Ltd............................     2,290,145          51,396
 Hong Kong and Shanghai Hotels,
   Ltd............................       562,000         209,006
 Hong Kong Ferry (Holdings) Co.,
   Ltd............................       671,300         559,571
 Hong Kong Parkview Group, Ltd....     1,130,000          79,701
 *Hop Hing Holdings, Ltd..........       660,265          31,329
 Hopewell Holdings, Ltd...........       420,000         249,107
 Hsin Chong Construction Group,
   Ltd............................     1,569,658          74,479
 *Hualing Holdings, Ltd...........     1,344,000          54,292
 Hung Hing Printing Group, Ltd....       934,442         407,433
 IDT International, Ltd...........     4,028,486         268,640
 IMC Holdings, Ltd................       604,000          94,498
 *ITC Corp., Ltd..................       466,157          22,418
 *Ideal Pacific Holdings, Ltd.....       838,000          75,226
 *Imgo, Ltd.......................     1,464,000          95,749
 *Innovative International
   (Holdings), Ltd................     1,474,003           5,482
 *Interchina Holdings Co., Ltd....     1,805,000         201,382
 *Interform Ceramics Technologies,
   Ltd............................     1,104,000           3,115
 #International Bank of Asia,
   Ltd............................     2,615,714         633,982
 International Pipe, Ltd..........     2,253,587         124,270
 *Island Dyeing & Printing Co.,
   Ltd............................       444,000           5,295
 *Isteelasia.com, Ltd.............       667,286          16,943
 JCG Holdings, Ltd................     1,048,333         652,028
 *Jackin International Holdings,
   Ltd............................       210,000           9,695
 *Jinhui Holdings Co., Ltd........       370,000           9,727
 K Wah International Holdings,
   Ltd............................     4,255,737         251,049
 *KPI Co., Ltd....................       264,000           3,081
 *KTP Holdings, Ltd...............       180,400           6,825
 *Kader Holdings Co., Ltd.........       545,600          12,734
 *Kantone Holdings, Ltd...........       743,412           8,199
 Karrie International Holdings,
   Ltd............................        66,000           4,486
 *Keck Seng Investments (Hong
   Kong), Ltd.....................       858,600          75,974
 Kee-Shing Holdings Co., Ltd......       886,000          49,993
 *King Fook Holdings, Ltd.........     1,000,000          29,495
 Kingboard Chemical Holdings,
   Ltd............................       926,000         593,753
 Kingmaker Footwear Holdings,
   Ltd............................     1,058,750         217,239
 *Kong Sun Holdings, Ltd..........       480,000          25,238
 *Kong Tai International Holdings
   Co., Ltd.......................     8,300,000          19,159
 Kowloon Development Co., Ltd.....       193,000          87,245
 #*Kumagai Gumi Hong Kong, Ltd....       970,000         100,759
 *Kwong Sang Hong International,
   Ltd............................     1,434,000          44,503
 Kwoon Chung Bus Holdings, Ltd....       556,000          62,745
 *Lai Sun Development Co., Ltd....     2,970,000          63,225
 *Lai Sun Garment (International),
   Ltd............................     2,325,000          40,550
 *Lam Soon (Hong Kong), Ltd.......       302,310          73,660
 *Lam Soon Food Industries,
   Ltd............................       228,000          58,478
 *Lamex Holdings, Ltd.............     3,628,800          42,813
 Le Saunda Holdings, Ltd..........       236,000          12,106
 *Leading Spirit High-Tech
   Holdings Co., Ltd..............     2,310,000           2,962
 Leefung-Asco Printers Holdings,
   Ltd............................       144,000          16,066
 *Leung Kee Holdings, Ltd.........     2,414,000          33,743
 *Lippo, Ltd......................     1,074,760         137,828
 Liu Chong Hing Bank, Ltd.........       365,000         337,016
 Liu Chong Hing Investment,
   Ltd............................       635,200         354,344
 *Logic International Holdings,
   Ltd............................       812,000          78,098
 Luks Industrial Group, Ltd.......       645,555          84,442

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 Lung Kee (Bermuda) Holdings,
   Ltd............................       857,500    $    134,159
 *Magnificent Estates, Ltd........     3,778,000          16,957
 *Magnum International Holdings,
   Ltd............................       300,000           5,194
 *Mansion Holdings, Ltd...........     1,420,360           9,654
 *Mansion House Group, Ltd........       698,200          14,236
 *Megga (S.) International
   Holdings, Ltd..................     2,270,100           2,911
 Melbourne Enterprises, Ltd.......        45,500         139,455
 Midland Realty (Holding), Ltd....       496,000          43,253
 *Millennium Group, Ltd...........       928,000          14,281
 *Min Xin Holdings, Ltd...........       987,200          96,215
 Miramar Hotel & Investment Co.,
   Ltd............................       203,000         147,085
 Moulin International Holdings,
   Ltd............................     3,496,372         282,477
 *Mui Hong Kong, Ltd..............     1,845,000          21,294
 Nanyang Holdings, Ltd............       137,500          88,165
 National Electronics Holdings,
   Ltd............................     2,156,000          32,072
 New Island Printing Holdings,
   Ltd............................       176,000          13,091
 *New Rank City Development,
   Ltd............................         1,664             181
 #*New World China Land, Ltd......       702,800         225,319
 *New World Cyberbase, Ltd........        25,220             249
 #*New World Infrastructure,
   Ltd............................       410,400         149,995
 *Next Media, Ltd.................       124,000          16,538
 Ngai Lik Industrial Holdings,
   Ltd............................     1,556,000         668,466
 *Nph International Holdings,
   Ltd............................       600,400          70,066
 *Ocean Information Holdings,
   Ltd............................       122,000           3,911
 *Onfem Holdings, Ltd.............     1,922,000          71,479
 *Oriental Metals Holdings Co.,
   Ltd............................     1,237,800          39,367
 Oriental Press Group, Ltd........     4,080,600         507,599
 Oxford Properties & Finance,
   Ltd............................       110,000         170,688
 Pacific Andes International
   Holdings, Ltd..................       156,000           9,403
 *Pacific Century Insurance
   Holdings, Ltd..................       330,000          92,045
 *Pacific Concord Holding, Ltd....     3,284,758         256,956
 *Pacific Plywood Holdings,
   Ltd............................    10,210,000          57,611
 Paul Y. ITC Construction
   Holdings, Ltd..................       668,446          27,431
 *Peace Mark (Holdings), Ltd......     6,758,122          26,867
 *Pearl Oriental Holdings, Ltd....     9,064,000          43,008
 Pegasus International Holdings,
   Ltd............................       226,000          22,316
 *Perfect Treasure Holdings,
   Ltd............................       642,000          29,639
 Perfectech International
   Holdings, Ltd..................       571,450          52,764
 Pico Far East Holdings, Ltd......     1,190,000          91,564
 Playmate Toys Holdings, Ltd......     1,585,000          52,848
 Pokfulam Development Co., Ltd....       234,000          58,216
 *Poly Investments Holdings,
   Ltd............................     2,670,000         101,009
 Prestige Properties Holdings,
   Ltd............................       965,000          39,601
 *Prime Succession, Ltd...........       768,000          16,251
 *Prosper Evision, Ltd............        96,000           1,416
 #*QPL International Holdings,
   Ltd............................     1,191,000         427,656
 *Quality Healthcare Asia, Ltd....     1,338,000          40,666
 *RNA Holdings, Ltd...............        20,600             172
 Raymond Industrial, Ltd..........       605,400          49,688
 Realty Development Corp, Ltd.....       475,000         123,351
 *Regal Hotels International
   Holdings, Ltd..................     1,950,000          43,012
 *Rivera Holdings, Ltd............     3,160,000          89,153
 Road King Infrastructure, Ltd....       449,000         177,058
 *Ryoden Development, Ltd.........     1,912,000          93,174
 *S.A.S.Dragon Holdings, Ltd......     1,696,000          93,523
 SA SA International Holdings,
   Ltd............................     1,134,000          81,438
 Safety Godown Co., Ltd...........       408,000         183,127
                                        SHARES             VALUE+
                                        ------             ------

 Saint Honore Holdings, Ltd.......       128,000    $     11,654
 *Same Time Holdings, Ltd.........       410,000           6,309
 San Miguel Brewery Hong Kong,
   Ltd............................       930,800         265,590
 Sea Holdings, Ltd................     1,068,000         238,312
 *Seapower International Holdings,
   Ltd............................       854,000           4,162
 *Seapower Resources
   International, Ltd.............     2,528,000           8,753
 *Semi-Tech (Global) Co., Ltd.....     4,273,327          14,248
 Shaw Brothers Hong Kong, Ltd.....       325,000         300,083
 Shell Electric Manufacturing
   (Holdings) Co., Ltd............     1,255,000         128,753
 #*Shenyin Wanguo (Hong Kong),
   Ltd............................       847,500          95,642
 *Shenzhen International Holdings,
   Ltd............................     6,187,500         245,981
 *Shougang Concord Century
   Holdings, Ltd..................     1,292,000          41,090
 *Shougang Concord Grand (Group),
   Ltd............................     1,701,000          65,441
 *Shougang Concord International
   Enterprises Co., Ltd...........     4,166,000         152,261
 *Shougang Concord Technology
   Holdings, Ltd..................     1,647,914          52,832
 Shui On Construction & Materials,
   Ltd............................       218,000         157,954
 *Shun Ho Construction (Holdings),
   Ltd............................     1,037,452          22,351
 *Shun Ho Resources Holdings,
   Ltd............................       483,000          12,698
 *Shun Shing Holdings, Ltd........     2,573,600         194,723
 #Shun Tak Holdings, Ltd..........     3,422,000         421,285
 Silver Grant International
   Industries, Ltd................     2,087,000         155,230
 *Simsen Metals & Holdings,
   Ltd............................     1,024,000           3,414
 *Sincere Co., Ltd................       505,500          20,744
 *Singamas Container Holdings,
   Ltd............................       320,000          19,287
 *Sino Foundations Holdings,
   Ltd............................     1,074,000          23,414
 *Sinocan Holdings, Ltd...........       350,000           2,917
 Sinopec Kantons Holdings, Ltd....       414,000          43,535
 *Skynet (International Group)
   Holdings, Ltd..................       244,240             626
 *Smartone Telecommunications
   Holdings, Ltd..................       284,000         338,709
 *Solartech International
   Holdings, Ltd..................     4,960,000           6,361
 *Sound International, Ltd........        79,200             863
 South China Brokerage Co.,
   Ltd............................     4,872,000          83,097
 *South China Industries, Ltd.....     1,124,000          41,081
 *South China Strategic
   Investments, Ltd...............       857,400          51,678
 *South East Group, Ltd...........         3,000              42
 *South Sea Development Co.,
   Ltd............................     2,603,158          17,359
 Southeast Asia Properties &
   Finance, Ltd...................       175,692          42,809
 *Star Bio-Tech Holdings
   Limited........................        42,292             868
 Starlight International Holdings,
   Ltd............................     5,245,170          35,650
 *Stelux Holdings International,
   Ltd............................     1,307,702          19,789
 *Styland Holdings, Ltd...........       101,808             666
 Sun Hung Kai & Co., Ltd..........     3,338,600         436,707
 *Suncorp Technologies Ltd........        23,760           1,036
 *Sunway International Holdings,
   Ltd............................       402,000          31,963
 *Suwa International Holdings,
   Ltd............................     1,062,000          38,134
 Symphony Hld.....................       278,000          55,259
 *Tack Hsin Holdings, Ltd.........       542,000         125,111
 Tai Cheung Holdings, Ltd.........     1,445,000         203,838
 Tai Fook Securities Group,
   Ltd............................        72,000           9,418

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 Tai Sang Land Development,
   Ltd............................       627,984    $    138,517
 Tak Sing Alliance Holdings,
   Ltd............................     2,909,865          93,291
 *Tak Wing Investment Holdings,
   Ltd............................       432,800          26,641
 Tan Chong International, Ltd.....       666,000          99,073
 Techtronic Industries Co.,
   Ltd............................     1,330,000         532,999
 *Tem Fat Hing Fung (Holdings),
   Ltd............................     5,488,000           9,149
 *Termbray Industries
   International (Holdings),
   Ltd............................     2,304,900         130,056
 Tern Properties Co., Ltd.........        61,200           8,869
 Texwinca Holdings, Ltd...........     1,074,000         513,045
 *Tian An China Investments Co.,
   Ltd............................     4,355,750          93,842
 Tian Teck Land, Ltd..............     1,098,000         225,293
 *Trans-Ocean (International),
   Ltd............................       400,000          47,192
 *Trasy Gold Ex, Ltd..............         2,060               8
 *Triplenic Holdings, Ltd.........     2,378,000          25,006
 Tristate Holdings, Ltd...........       138,000          34,509
 Truly International Holdings,
   Ltd............................     1,014,000         266,573
 *Tung Fong Hung Holdings, Ltd....     3,473,235          61,021
 Tungtex (Holdings) Co., Ltd......       788,000         159,665
 *Tysan Holdings, Ltd.............     1,040,773          24,692
 *UDL Holdings, Ltd...............        23,700             207
 *USI Holdings, Ltd...............       928,999          76,247
 *United Power Investment, Ltd....     1,664,000          74,687
 *Universal Appliances, Ltd.......     2,770,000          19,893
 Universe International Holdings,
   Ltd............................       382,226          31,371
 Van Shung Chong Holdings, Ltd....       854,400         131,482
 *Vanda Systems & Communications
   Holdings, Ltd..................       644,000          74,328
 Varitronix International, Ltd....       142,288          94,885
 Vitasoy International Holdings,
   Ltd............................       819,000         132,336
 Wah Ha Realty Co., Ltd...........       278,600          23,938
 *Wah Nam Group, Ltd..............     1,934,800           5,955
 *Wai Kee Holdings, Ltd...........     1,562,738          82,167
 *Wang On Group, Ltd..............       774,000           9,827
 *Welback Holdings, Ltd...........     2,570,000          18,786
 *Wiltec Holdings, Ltd............       378,511          20,144
 *Winfoong International, Ltd.....     1,210,000          26,379
 *Wing Fai International, Ltd.....     3,380,000         134,370
 Wing On Co. International,
   Ltd............................       565,000         215,556
 *Wing Shan International, Ltd....       896,000          36,769
 *Winsan China Investment Group,
   Ltd............................       384,000           7,288
 *Winsor Properties Holdings,
   Ltd............................       498,000         169,239
 *Wo Kee Hong (Holdings), Ltd.....     1,944,000          15,457
 Wong's International (Holdings),
   Ltd............................     1,012,000         379,605
 Wong's Kong King International
   (Holdings), Ltd................     1,139,600          41,651
 World Houseware (Holdings),
   Ltd............................       605,700          10,875
 YGM Trading, Ltd.................       228,000         131,575
 Yangtzekiang Garment
   Manufacturing Co., Ltd.........       405,000          60,767
 *Yanion International Holdings,
   Ltd............................       118,000          14,073
 Yaohan International Caterers,
   Ltd............................       512,000          36,113
 *Yaohan International Holdings,
   Ltd............................       974,000               0
 Yau Lee Holdings, Ltd............       534,000          21,914
 *Yeebo International Holdings,
   Ltd............................        40,800           1,308
 *Yiu Wing International Holdings,
   Ltd............................     1,404,200          21,969
 *Yoshiya International Corp.,
   Ltd............................       612,300          10,993
 *Yugang International, Ltd.......    11,916,000         116,137
 *Yunnan Enterprises Holdings,
   Ltd............................       240,000          21,544
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $76,694,243)..............                    38,825,155
                                                    ------------
                                        SHARES             VALUE+
                                        ------             ------

INVESTMENT IN
  CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $73,273).................                  $     73,276
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China Holdings, Ltd.
   Warrants 04/30/04..............       207,250             957
 *Applied International Holdings,
   Ltd. Warrants 04/30/04.........       248,600             414
 *Climax International Co., Ltd.
   Warrants 02/08/04..............        59,200             129
 *Companion Building Material
   International Holdings, Ltd.
   Warrants 08/13/02..............     3,463,213           4,441
 *Ehealthcareasia, Ltd. Rights
   01/22/02.......................         3,345               0
 *Gold Peak Industries Holdings,
   Ltd. Warrants 02/08/02.........       105,925           1,358
 *Hanny Holdings, Ltd. Warrants
   04/03/02.......................       728,844             935
 *Kong Sun Holdings, Ltd. Warrants
   04/25/02.......................        96,000             616
 *South China Information &
   Technology, Ltd. Warrants
   03/28/02.......................       171,480             220
 *Styland Holdings, Ltd. Warrants
   12/31/01.......................         5,090               7
 *Tak Sing Alliance Holdings, Ltd.
   Warrants 02/28/02..............           919               5
 *Tian An China Investments Co.,
   Ltd. Warrants 12/04/04.........       871,150           4,916
 *Van Shung Chong Holdings, Ltd.
   Warrants 11/18/04..............        85,440           6,793
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                        20,791
                                                    ------------
TOTAL -- HONG KONG
  (Cost $76,767,516)..............                    38,919,222
                                                    ------------
SINGAPORE -- (27.0%)
COMMON STOCKS -- (26.9%)
 ASA Ceramic, Ltd.................       356,000          41,451
 Acma, Ltd........................     2,126,700         109,416
 *Allgreen Properties, Ltd........       598,000         333,572
 *Alliance Technology &
   Development, Ltd...............       156,000           6,759
 Amtek Engineering, Ltd...........       540,625         172,742
 Apollo Enterprises, Ltd..........       193,000          73,688
 Armstrong Industrial Corp........       730,000          35,581
 *Asia Food and Properties,
   Ltd............................     3,106,000         109,337
 *Asia Pacific Breweries, Ltd.....        53,000         130,886
 *Benjamin (F.J.) Holdings,
   Ltd............................       611,000         134,013
 Bonvests Holdings, Ltd...........       825,000         180,950
 *Broadway Industrial Group,
   Ltd............................       352,000          13,344
 Bukit Sembawang Estates, Ltd.....        71,334         463,584
 *CK Tang, Ltd....................       307,000          31,590
 *CSE Systems & Engineering,
   Ltd............................       318,000          74,054
 CWT Distribution, Ltd............       461,500         132,464
 Causeway Investment, Ltd.........       248,000          16,117
 Central Properties, Ltd..........        66,000         518,278
 Centrepoint Properties, Ltd......       158,000         175,413
 Cerebos Pacific, Ltd.............       176,000         198,256
 Chemical Industries (Far East),
   Ltd............................       105,910          43,591
 Chevalier Singapore Holdings,
   Ltd............................       220,000          36,935

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 Chip Eng Seng Corp., Ltd.........       575,000    $     54,495
 Chuan Hup Holdings, Ltd..........     3,050,000         635,933
 Chuan Soon Huat Industrial Group,
   Ltd............................       614,000         126,358
 Clipsal Industries Holdings,
   Ltd............................       126,976         151,285
 Comfort Group, Ltd...............     2,469,000         855,760
 *Compact Metal Industries,
   Ltd............................       643,000          40,046
 Cosco Investment, Ltd............     1,222,000         152,212
 Courts Singapore, Ltd............       495,000         130,016
 #Creative Technology Co., Ltd....        44,900         359,881
 Cycle & Carriage, Ltd............       251,675         419,799
 *Dovechem Terminals Holdings,
   Ltd............................       339,000         137,693
 #Eastern Asia Technology, Ltd....       510,000         107,717
 *Econ International, Ltd.........     1,242,000          57,173
 Eng Wah Organisation, Ltd........       265,000          28,703
 First Capital Corp., Ltd.........     1,215,000         717,222
 *Freight Links Express Holdings,
   Ltd............................     1,648,000          46,856
 #Fu Yu Manufacturing, Ltd........     1,291,000         307,631
 Fuji Offset Plates Manufacturing,
   Ltd............................        33,750           4,935
 GB Holdings, Ltd.................       200,000          50,907
 GK Goh Holdings, Ltd.............     1,120,000         445,816
 GP Industries, Ltd...............       602,000         218,435
 *General Magnetics, Ltd..........       308,000          16,680
 #Ges International, Ltd..........       708,000         216,637
 *Goldtron, Ltd...................       473,000           6,404
 Guthrie GTS, Ltd.................     1,174,400         130,383
 *HTP Holdings, Ltd...............       479,000          77,823
 Hai Sun Hup Group, Ltd...........     2,604,000         225,638
 #Haw Par Brothers International,
   Ltd............................       565,200       1,242,736
 *Hind Hotels International,
   Ltd............................       171,000         185,215
 Hitachi Zosen (Singapore),
   Ltd............................       962,000         307,382
 Ho Bee Investment, Ltd...........       761,000          96,851
 Hong Fok Corp., Ltd..............     1,796,000         160,487
 Hong Leong Singapore Finance,
   Ltd............................       598,000         563,509
 Hotel Grand Central, Ltd.........       875,280         157,612
 Hotel Plaza, Ltd.................     1,189,000         254,349
 Hotel Properties, Ltd............     1,393,000         965,632
 Hotel Royal, Ltd.................       144,333          84,419
 Hour Glass, Ltd..................       298,000          74,238
 Huan Hsin Holdings, Ltd..........       267,500         136,901
 Hup Seng Huat, Ltd...............       900,200          62,158
 Hwa Hong Corp., Ltd..............     2,785,000         678,717
 Hwa Tat Lee, Ltd.................       682,500          86,860
 IDT Holdings, Ltd................       398,000         239,253
 *IPC Corp., Ltd..................     1,936,000          62,908
 Inchcape Motors, Ltd.............       491,000         491,931
 *Inno-Pacific Holdings, Ltd......       962,500          65,157
 International Factors
   (Singapore), Ltd...............       290,000          66,748
 Intraco, Ltd.....................       292,500         144,943
 Isetan (Singapore), Ltd..........        98,000         105,616
 Jack Chia-MPH, Ltd...............       638,000         224,587
 Jaya Holdings, Ltd...............     2,127,000         184,305
 Jurong Cement, Ltd...............       132,500          64,582
 Jurong Engineering, Ltd..........       112,000          75,213
 *K1 Ventures, Ltd................     2,842,500         315,577
 Keppel Land, Ltd.................       403,000         375,391
 Keppel Telecommunications and
   Transportation, Ltd............     1,376,000         812,261
 Khong Guan Flour Milling, Ltd....        19,000          16,978
 Kian Ann Engineering, Ltd........       868,000          91,665
 Kian Ho Bearings, Ltd............       277,000          17,252
 Kim Eng Holdings, Ltd............     1,775,200         793,144
                                        SHARES             VALUE+
                                        ------             ------

 Koh Brothers, Ltd................     1,494,000    $     80,910
 *L & M Group Investments, Ltd....       451,100          32,981
 *LC Development, Ltd.............     1,191,767          70,996
 Labroy Marine, Ltd...............     2,600,000         344,977
 Lee Kim Tah Holdings, Ltd........       795,000          55,971
 *Leong Hin Holdings, Ltd.........       165,000          62,551
 Liang Huat Aluminum, Ltd.........     1,477,000          59,992
 *Lim Kah Ngam, Ltd...............       350,999          10,455
 Low Keng Huat Singapore, Ltd.....       372,000          42,307
 Lum Chang Holdings, Ltd..........     1,134,030         184,245
 Magnecomp International, Ltd.....       466,000          88,329
 Marco Polo Developments, Ltd.....       925,000         916,734
 *Mediaring.Com, Ltd..............       836,000          54,330
 Metalock (Singapore), Ltd........        60,000          10,398
 Metro Holdings, Ltd..............     1,575,800         358,427
 Natsteel Broadway, Ltd...........       546,000         715,581
 Natsteel, Ltd....................       387,000         185,483
 *Neptune Orient Lines, Ltd.......       670,000         351,963
 *Nera Telecommunications, Ltd....       428,000         162,253
 *Nippecraft, Ltd.................     1,013,000          32,916
 *Orchard Parade Holdings, Ltd....     1,084,022         223,086
 Ossia International, Ltd.........       708,000          51,763
 Overseas Union Enterprise,
   Ltd............................       542,000       1,878,581
 Overseas Union Trust (Foreign)...       163,800         349,511
 #*PCI, Ltd.......................       530,000         175,088
 *Pacific Can Investment Holdings,
   Ltd............................       101,000           2,461
 Pan-United Corp., Ltd............     1,624,000         272,646
 Pentex-Schweizer Circuits,
   Ltd............................       916,000          96,734
 Pertama Holdings, Ltd............       459,750          32,368
 *Pokka Corp. (Singapore), Ltd....       159,000          14,854
 Prima, Ltd.......................       106,000         226,179
 Provisions Suppliers Corp........     3,373,000         237,471
 *Raffles Holdings, Ltd...........       775,000         176,279
 Republic Hotels and Resorts,
   Ltd............................       881,000         310,127
 Robinson & Co., Ltd..............       284,832         687,978
 Rotary Engineering, Ltd..........     1,231,000         123,333
 SMB United, Ltd..................     1,254,000         101,868
 SNP Corp., Ltd...................       207,495          48,320
 *SPP, Ltd........................       454,000          15,982
 San Teh, Ltd.....................       838,406         124,864
 Scotts Holdings, Ltd.............     1,807,250         298,517
 Sea View Hotel, Ltd..............        66,000         214,460
 *Sembcorp Logistics, Ltd.........       230,000         224,208
 Sembcorp Marine, Ltd.............       801,000         357,880
 Sin Soon Huat, Ltd...............       929,000          50,311
 Sing Investments & Finance, Ltd.
   (Foreign)......................        94,500          57,575
 *Singapore Food Industries,
   Ltd............................       245,000          89,561
 Singapore Land, Ltd..............       196,000         363,022
 Singapore Reinsurance Corp.,
   Ltd............................     1,400,850         174,490
 Singapore Shipping Corp., Ltd....     1,302,000         116,344
 Singapura Building Society,
   Ltd............................       139,250          86,725
 Singatronics, Ltd................       748,000          99,247
 Smrt Corporation, Ltd............       855,000         331,072
 Ssangyong Cement (Singapore),
   Ltd............................       236,000         152,093
 Stamford Tyres Corp., Ltd........        62,000          12,759
 #*Straits Trading Co., Ltd.......     1,117,200       1,040,663
 Sunright, Ltd....................       378,000          71,649
 Superbowl Holdings, Ltd..........       490,000          45,112
 Superior Metal Printing, Ltd.....       490,500          39,846
 Tiger Medicals, Ltd..............       224,000         232,916
 *Transmarco, Ltd.................       106,500          44,411

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 *Tuan Sing Holdings, Ltd.........     3,362,000    $    227,593
 UOB-Kay Hian Holdings, Ltd.......     1,352,000         497,893
 Unisteel Tec.....................       228,000          68,530
 United Engineers, Ltd............       632,666         380,319
 United Industrial Corp., Ltd.....       785,000         310,344
 United Overseas Insurance,
   Ltd............................       125,500         165,838
 United Overseas Land, Ltd........     1,104,000       1,010,431
 United Pulp & Paper Co., Ltd.....       354,000          85,313
 *Uraco Holdings, Ltd.............     1,803,600         210,005
 *Van Der Horst, Ltd..............        18,543          74,495
 *Vertex Venture Holdings, Ltd....       800,150         179,833
 WBL Corp., Ltd...................       510,000         477,823
 Wearnes International (1994),
   Ltd............................        33,000           9,293
 Wing Tai Holdings, Ltd...........       661,000         293,539
 Yeo Hiap Seng, Ltd...............       102,000         102,193
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $54,598,653)..............                    35,126,631
                                                    ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   (Non-Redeemable Convertible)
   (Cost $102,710)................       172,500         106,966
                                                    ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $14,204).................                        14,235
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)......................       236,300           4,479
                                                    ------------
TOTAL -- SINGAPORE
  (Cost $54,715,567)..............                    35,252,311
                                                    ------------

NEW ZEALAND -- (11.2%)
COMMON STOCKS -- (11.2%)

                                        ------             ------
 *AFFCO Holdings, Ltd.............       603,825          85,487
 *Advantage Group, Ltd............       101,600          20,307
 Bendon Group, Ltd................        77,120          56,198
 CDL Hotels NZ, Ltd...............       657,244          47,894
 CDL Investments NZ, Ltd..........       262,935          18,284
 Cavalier Corp., Ltd..............        77,444         194,454
 Colonial Motor Co., Ltd..........        47,895          52,850
 *Cue Energy Resources NL.........       452,354           9,795
 DB Group, Ltd....................       132,089         318,462
 Ebos Group, Ltd..................        57,108          77,522
 *Evergreen Forests, Ltd..........       323,301          72,696
 #*Fisher & Paykel Apppliances
   Holdings, Ltd..................       169,339         712,181
 Fisher & Paykel Industries,
   Ltd............................       162,566       1,157,544
 *Force Corp., Ltd................       380,914           5,552
 Hallenstein Glassons Holdings,
   Ltd............................       142,638         174,026
 Hellaby Holdings, Ltd............       118,179         110,230
 Horizon Energy Distribution,
   Ltd............................         8,084          46,319
 Independent Newspapers, Ltd.
   (Auckland).....................     1,014,000       1,541,142
 *Kingsgate International Corp.,
   Ltd............................       479,679          27,963
 *Met Lifecare, Ltd...............       202,860          96,297
 Michael Hill International,
   Ltd............................        90,546         184,747
 Natural Gas Corp. Holdings,
   Ltd............................     1,859,760         944,775
 *New Zealand Oil & Gas, Ltd......       402,731          70,433
 New Zealand Refining Co., Ltd....        62,819         481,305
                                        SHARES             VALUE+
                                        ------             ------

 Northland Port Corp. (New
   Zealand), Ltd..................       108,571    $     99,912
 Nuplex Industries, Ltd...........       200,476         265,461
 *Otter Gold Mines, Ltd...........        89,321           8,926
 Owens Group, Ltd.................       138,522          82,483
 *Pacific Retail Group, Ltd.......       123,160         114,876
 Port of Tauranga, Ltd............       200,316         617,247
 Ports of Auckland................       347,158         780,608
 Reid Farmers, Ltd................       146,734          73,320
 Restaurant Brand New Zealand,
   Ltd............................       245,500         194,230
 *Richina Pacific, Ltd............       137,322          34,309
 Sanford, Ltd.....................       250,512         646,743
 Scott Technology, Ltd............        48,074          32,029
 *Seafresh Fisheries..............        80,520           1,006
 *Shotover Jet, Ltd...............       106,500          19,956
 Sky City, Ltd....................       568,916       1,492,452
 South Port New Zealand, Ltd......        30,744          17,026
 Steel & Tube Holdings, Ltd.......       151,610         162,877
 *Summit Gold, Ltd................       107,419           6,486
 Tasman Agriculture, Ltd..........       157,056         114,447
 Taylors Group, Ltd...............        29,646          19,011
 Tourism Holdings, Ltd............       222,252         107,353
 *Trans Tasman Properties, Ltd....       891,408          74,237
 Tranz Rail Holdings, Ltd.........       316,409         527,012
 Trustpower, Ltd..................       458,529         668,262
 Warehouse Group, Ltd.............       503,486       1,383,704
 Waste Management NZ, Ltd.........       254,272         319,755
 Williams & Kettle, Ltd...........        38,372          63,114
 Wrightson, Ltd...................       317,720         156,113
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $16,109,899)..............                    14,589,418
                                                    ------------

                                         FACE
                                        AMOUNT
                                        ------
BONDS -- (0.0%)
Capital Properties New Zealand,
  Ltd. Notes
    8.500%, 04/15/05
      (Cost $210,192).............    $      201          86,214
                                                    ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $9,721)..................                         9,738
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Force Corp., Ltd. Rights
   01/18/02 (Cost $0).............        76,183           1,110
                                                    ------------
TOTAL -- NEW ZEALAND
  (Cost $16,329,812)..............                    14,686,480
                                                    ------------

SWITZERLAND -- (0.0%)

                                        SHARES
                                        ------
RIGHTS/WARRANTS -- (0.0%)
 *Champion Technology Holdings,
   Ltd. Warrants
   (Cost $0)......................     4,814,803               0
                                                    ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad..............        40,000           6,158
 *Autoways Holdings Berhad........        10,000           3,395
 *Instangreen Corp. Berhad........        15,000           3,789

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                                  SHARES             VALUE+
                                                                  ------             ------
 *Kuala Lumpur Industries Holdings Berhad...................       138,000    $     17,976
 *MBF Holdings Berhad.......................................     2,228,250         120,208
 *Perdana Industrial Holdings Berhad........................        46,000           3,753
 *Promet Berhad.............................................     1,143,000          87,229
 *RNC Corp. Berhad..........................................        33,000           3,561
 *Rahman Hydraulic Tin Berhad...............................       111,000          19,425
 *Rekapacific Berhad........................................       473,000          57,258
 *Saship Holdings Berhad....................................       223,520          52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)...........        60,000           6,947
 *Wing Tiek Holdings Berhad.................................        95,800          22,437
                                                                              ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491).........................................                       404,487
                                                                              ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc..................................           950             219
 *Exergy, Inc...............................................         7,260               0
                                                                              ------------
TOTAL -- UNITED STATES
  (Cost $4,302).............................................                           219
                                                                              ------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
                                                                   FACE
                                                                  AMOUNT
                                                                  ------
 Repurchase Agreement, PNC Capital Markets Inc. 1.48%,
   01/02/02 (Collateralized by U.S. Treasury Notes 11.875%,
   11/15/03, valued at $1,220,573) to be repurchased at
   $1,201,099
   (Cost $1,201,000)........................................    $    1,201       1,201,000
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $205,313,915)++.........                  $130,647,090
                                                                              ============

-----------------------------------------------------------------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $205,313,915.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2001
                                  (UNAUDITED)


                                           SHARES         VALUE+
                                           ------         ------
UNITED KINGDOM -- (99.3%)
COMMON STOCKS -- (99.3%)
 600 Group P.L.C..................       100,910    $    84,448
 AEA Technology P.L.C.............        36,737        131,797
 AIM Group P.L.C..................        32,063         51,331
 AIT Group P.L.C..................         6,891         83,744
 API Group P.L.C..................        51,500         53,217
 *ASW Holdings P.L.C..............       849,314         28,739
 Abacus Polar P.L.C...............        75,000        275,619
 Abbeycrest P.L.C.................        42,590         58,577
 Abbot Group P.L.C................        92,595        164,412
 Acal P.L.C.......................        13,671        120,078
 *Acatos & Hutcheson P.L.C........        39,436         51,656
 Adam & Harvey Group P.L.C........        10,500         23,916
 *Advanced Medical Solutions
   P.L.C..........................        24,258          3,884
 Advanced Power Components,
   Ltd............................         7,871          6,129
 *African Lakes Corp. P.L.C.......         7,760            819
 *Airflow Streamlines P.L.C.......        20,500         23,869
 Airsprung Furniture Group
   P.L.C..........................        58,000         67,953
 Alba P.L.C.......................       105,025        661,097
 Alexandra Workwear P.L.C.........        86,243        114,850
 Alexon Group P.L.C...............        86,632        220,019
 Allders P.L.C....................        16,000         39,704
 Allen P.L.C......................        50,000        212,854
 Alpha Airports Group P.L.C.......       392,541        345,642
 Alphameric P.L.C.................       172,688        273,952
 Alumasc Group P.L.C..............       100,245        171,430
 Alvis P.L.C......................       191,010        347,498
 Amberley Group P.L.C.............       200,000         69,132
 Amey P.L.C.......................        32,837        178,262
 Amstrad P.L.C....................       149,652         87,122
 *Andrew Sykes Group P.L.C........       203,650        287,503
 *Anglesey Mining P.L.C...........        55,000          1,201
 Anglo Eastern Plantations
   P.L.C..........................        57,166         30,784
 *Anite Group P.L.C...............       250,000        620,370
 *Antisoma P.L.C..................        70,000         36,167
 *Applied Optical Technologies
   P.L.C..........................        21,300         19,065
 *Arena Leisure P.L.C.............       180,335        103,016
 *Argonaut Games, Ltd.............       100,000         90,963
 Armitage Brothers P.L.C..........         4,000          8,732
 Armour Trust P.L.C...............       198,500         50,557
 Ashtenne Holdings P.L.C..........        50,000        161,915
 Aukett Associates P.L.C..........       149,201          9,772
 Austin Reed Group P.L.C..........        68,999        140,089
 *Autologic Holdings P.L.C........        17,489        130,196
 Avesco P.L.C.....................        29,998        177,912
 Avon Rubber P.L.C................        25,041         40,272
 *Axis-Shield P.L.C...............        18,284         87,816
 Axon Group P.L.C.................        19,756         50,318
 *Azlan Group P.L.C...............       185,000        359,451
 *BNB Resources P.L.C.............        49,000         30,309
 BPP Holdings P.L.C...............        53,250        373,941
 BSS Group P.L.C..................        47,905        299,803
 *BWD Securities P.L.C............        10,951         76,902
 Babcock International Group
   P.L.C..........................       310,464        438,298
 Baggeridge Brick P.L.C...........        98,000        130,507
 Bailey (Ben) Construction
   P.L.C..........................        26,000         23,650

                                           SHARES         VALUE+
                                           ------         ------

 Bailey (C.H.) P.L.C..............       109,500    $    13,546
 Bailey (C.H.) P.L.C. Class B.....        10,000          2,765
 Barr (A.G.) P.L.C................        43,000        286,003
 Beattie (James) P.L.C............       132,247        409,007
 Bellway P.L.C....................        93,000        601,646
 Bemrose Corp. P.L.C..............        50,375         75,149
 Benchmark Group P.L.C............        21,513         77,180
 Berisford P.L.C..................        41,406         57,551
 Bespak P.L.C.....................        55,918        467,957
 Bett Brothers P.L.C..............        33,108        124,319
 *Biocompatibles International
   P.L.C..........................        47,336         74,405
 *Bioglan Pharma P.L.C............        25,961          3,023
 *Biotrace International P.L.C....        75,000        150,089
 Birse Group P.L.C................       421,901         75,220
 Black Arrow Group P.L.C..........        56,500         40,704
 Blacks Leisure Group P.L.C.......        60,959        153,043
 *Blagden Industries P.L.C........       131,092              0
 Blick P.L.C......................        68,555        229,484
 Bloomsbury Publishing P.L.C......         5,307         61,289
 Body Shop International P.L.C....       194,000        310,585
 *Boosey & Hawkes P.L.C...........        35,500        106,176
 Boot (Henry) & Sons P.L.C........        47,000        170,327
 *Bradstock Group P.L.C...........       130,000          8,041
 Brake Brothers P.L.C.............        25,261        181,988
 Brammer (H.) P.L.C...............        86,623        364,349
 Brewin Dolphin Holdings P.L.C....        69,762        128,439
 Bristol Water Holdings P.L.C.....        12,000        228,354
 *British Biotech P.L.C...........       198,000         47,548
 British Polythene Industries
   P.L.C..........................        56,740        273,753
 Britt Allcroft Co. P.L.C.........        25,000        184,656
 Brown & Jackson P.L.C............       296,819        142,558
 *Brunel Holding P.L.C............        11,935          7,252
 Budgens P.L.C....................       306,137        443,328
 Bulgin (A.F.) & Co. P.L.C........        36,000          5,501
 Bullough P.L.C...................       256,000         65,202
 Bulmer (H.P.) Holdings P.L.C.....        60,500        341,203
 *Burn Stewart Distillers
   P.L.C..........................       142,500         49,775
 *Burnden Leisure P.L.C...........        33,000          2,161
 Burndene Investments P.L.C.......       175,001         85,324
 Burtonwood Brewery P.L.C.........        38,000        119,737
 Business Post Group P.L.C........        25,000        122,437
 *CLS Holdings P.L.C..............       102,907        318,266
 CML Microsystems P.L.C...........         3,361         16,387
 Cadcentre Group P.L.C............        10,000         64,256
 Caffyns P.L.C....................         6,000         32,310
 *Cairn Energy P.L.C..............        60,206        214,242
 *Calluna P.L.C...................        77,140              0
 Camellia P.L.C...................         2,950        133,098
 *Cammell Laird Group P.L.C.......       256,158         22,369
 *Cape P.L.C......................       119,518         34,790
 Capital & Regional Properties
   P.L.C..........................        25,260         90,071
 *Capital Bars P.L.C..............        70,000         24,960
 Carclo Engineering Group
   P.L.C..........................       100,463         78,956
 Care UK P.L.C....................        64,835        168,907
 *Carlisle Holdings, Ltd..........         8,709         23,766
 Carpetright P.L.C................        95,000        860,695
 Carr's Milling Industries
   P.L.C..........................        19,000         35,672

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                           SHARES         VALUE+
                                           ------         ------
 Castings P.L.C...................        79,000    $   172,466
 *Cedar Group P.L.C...............        16,360            952
 *Cenes Pharmaceuticals P.L.C.....       298,612         28,249
 Chamberlin & Hill P.L.C..........        18,000         43,881
 Chapelthorpe P.L.C...............       547,324         55,761
 Charles Taylor Group P.L.C.......        15,656         86,814
 Charter P.L.C....................        88,743        162,739
 Chemring Group P.L.C.............        49,000        262,083
 Chime Communications P.L.C.......        71,838        136,966
 Chloride Group P.L.C.............       485,500        501,688
 Christie Group P.L.C.............        53,263         32,946
 Chrysalis Group P.L.C............       268,082        989,081
 Churchill China P.L.C............        30,000         68,550
 City Centre Restaurants P.L.C....       174,871        148,888
 Clarkson (Horace) P.L.C..........        44,733        127,931
 *Clinical Computing P.L.C........        40,000         17,465
 Clinton Cards P.L.C..............       124,460        288,919
 *Clubhaus P.L.C..................        31,694          1,153
 Clydeport P.L.C..................        12,500         69,496
 Coats Viyella P.L.C..............       275,000        189,113
 Colefax & Fowler Group P.L.C.....        60,000         61,127
 *Communisis P.L.C................       237,134        547,028
 Compel Group P.L.C...............         5,000          6,149
 Coral Products P.L.C.............        50,000         25,106
 *Corporate Services Group
   P.L.C..........................        82,200         43,069
 Cosalt P.L.C.....................        30,700        103,437
 Countryside Property P.L.C.......        69,086        169,927
 Countrywide Assured Group
   P.L.C..........................       133,374        215,467
 Courts P.L.C.....................       110,722        299,732
 Cox Insurance Holdings P.L.C.....        62,000        127,232
 *Cradley Group Holdings P.L.C....        80,000         12,225
 Cranswick P.L.C..................         9,290        113,372
 Crest Nicholson P.L.C............       267,250        754,581
 *Creston Land & Estates P.L.C....         5,000          6,440
 Croda International P.L.C........        59,635        197,021
 Cropper (James) P.L.C............        22,000         53,952
 *Crown Sports P.L.C..............       250,000         62,765
 *Culver Holdings P.L.C...........           338            145
 *DCS Group P.L.C.................        10,000          4,148
 DFS Furniture Co. P.L.C..........        41,300        269,887
 DTZ Holdings P.L.C...............        89,500        177,153
 Daejan Holdings P.L.C............        25,000        451,178
 Dairy Crest Group P.L.C..........         5,000         30,455
 *Danka Business Systems P.L.C....        15,000          3,438
 Dart Group P.L.C.................        74,000        308,562
 Davis Service Group P.L.C........        10,000         58,362
 *Dawson International P.L.C......       100,688         56,785
 Delta P.L.C......................       150,000        248,876
 Deltron Electronics P.L.C........         8,621         11,857
 Densitron International P.L.C....        74,175         31,847
 Derwent Valley Holdings P.L.C....        90,000        861,241
 Development Securities P.L.C.....        50,000        246,329
 Devro P.L.C......................        80,143         64,736
 Dewhurst P.L.C...................         9,000          9,169
 Dewhurst P.L.C. Class A
   Non-Voting.....................        15,500         14,099
 Diagonal P.L.C...................        34,200         51,020
 *Dialog Corp. P.L.C..............       207,000          6,025
 Dicom Group P.L.C................        30,000        185,129
 Diploma P.L.C....................        22,648        103,172
 Dixon Motors P.L.C...............        55,408        156,848
 Domestic & General Group
   P.L.C..........................        17,223        171,706

                                           SHARES         VALUE+
                                           ------         ------

 Domino Printing Sciences
   P.L.C..........................       355,935    $   603,508
 Domnick Hunter Group P.L.C.......        30,000        131,205
 Dowding & Mills P.L.C............       336,440        178,726
 Druck Holdings P.L.C.............         8,000         31,146
 EBC Group P.L.C..................        33,000         68,681
 East Surrey Holdings P.L.C.......        36,800        132,023
 Edinburgh Fund Managers Group
   P.L.C..........................        61,000        440,350
 *Eidos P.L.C.....................        55,300        144,872
 Eldridge Pope & Co. P.L.C........        25,000         91,873
 Eleco Holdings P.L.C.............       104,685         31,615
 Electronic Data Processing
   P.L.C..........................        55,200         40,169
 Electronics Boutique P.L.C.......       150,000        299,087
 *Emess P.L.C.....................       288,250         29,367
 Ennstone P.L.C...................       135,323         65,979
 Eurocopy P.L.C...................        41,051         22,255
 Eurodis Electron P.L.C...........        87,500         91,054
 Euromoney Institutional Investors
   P.L.C..........................        65,000        333,472
 European Colour P.L.C............        82,090         31,063
 European Motor Holdings P.L.C....       118,325        186,850
 *European Telecom P.L.C..........         7,000            815
 *Europower P.L.C.................       232,092         21,112
 *Evans of Leeds Contingent Units
   P.L.C..........................        80,000              0
 *Express Dairies P.L.C...........       722,000        141,859
 Expro International Group
   P.L.C..........................        50,000        281,986
 *Eyretel P.L.C...................       134,000        173,573
 FCX International P.L.C..........        68,275        174,888
 *FII Group P.L.C.................        41,166          6,590
 Falcon Holdings P.L.C............         5,500         14,809
 Fenner P.L.C.....................        92,146        156,239
 *Ferguson International Holdings
   P.L.C..........................        89,105         45,390
 Ferraris Group P.L.C.............         9,600         31,577
 *Fibernet Group P.L.C............        45,339        311,788
 Filtronic P.L.C..................         4,138         21,591
 Financial Objects P.L.C..........         7,000          8,456
 Fine Art Developments P.L.C......       142,288        621,263
 First Technology P.L.C...........       117,111        681,779
 *Firth (G.M.) Holdings P.L.C.....       163,080         16,614
 Firth Rixson P.L.C...............       216,888         73,391
 Fisher (Albert) Group P.L.C......        76,000        108,952
 Forminster P.L.C.................        43,333         13,717
 Forth Ports P.L.C................       130,952      1,319,831
 Fortress Holdings P.L.C..........       120,728         41,292
 *Foster (John) & Son P.L.C.......        27,500          4,303
 Freeport Leisure P.L.C...........        12,300         79,931
 French Connection Group P.L.C....        25,000        294,721
 *Friendly Hotels P.L.C...........        51,533         13,500
 Friends, Ivory & Sime P.L.C......        60,039        216,269
 Fuller, Smith & Turner P.L.C.
   Series A.......................        20,000        151,363
 Fulmar P.L.C.....................       107,500         88,398
 *Future Network P.L.C............       315,000        215,474
 GWR Group P.L.C..................        49,700        182,643
 Galliford P.L.C..................       467,870        272,378
 Games Workshop Group P.L.C.......        12,932        101,636
 *Gaming International P.L.C......        14,000         12,327
 Gardner Group P.L.C..............        26,923          7,249
 Garton Engineering P.L.C.........        10,248          6,861

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CONTINUED

                                           SHARES         VALUE+
                                           ------         ------
 Gaskell P.L.C....................        36,000    $    20,434
 *Gearhouse Group P.L.C...........        25,000         10,552
 Geest P.L.C......................        88,260        948,638
 Gibbs & Dandy P.L.C..............         4,500         19,321
 *Gioma Restaurants P.L.C.........       100,000         23,287
 Gleeson (M.J.) Group P.L.C.......        22,471        398,996
 Glenmorangie P.L.C...............        20,000        177,560
 *Glotel P.L.C....................        15,300          9,130
 Go-Ahead Group P.L.C.............        20,000        174,213
 Goldshield Group P.L.C...........        14,400        116,317
 Gowrings P.L.C...................         5,000          6,149
 Grainger Trust, Ltd..............        22,000        273,763
 Grampian Holdings P.L.C..........       200,324        227,412
 Grantchester Holdings P.L.C......        54,000        142,645
 Greene King P.L.C................        23,039        235,222
 *Greenwich Resources P.L.C.......       219,332          7,182
 Greggs P.L.C.....................        26,000      1,158,873
 Guiness Peat Group P.L.C.........       138,374         92,640
 *Gyrus Group P.L.C...............        30,072        113,795
 Haden Maclellan Holdings
   P.L.C..........................       176,224         80,150
 Halstead (James) Group P.L.C.....        73,594        250,637
 Hamley's P.L.C...................        47,500         84,687
 Hampson Industries P.L.C.........       105,886         36,215
 *Hampton Trust P.L.C.............       232,050         20,264
 Hanover International P.L.C......        11,751         14,537
 Hardys & Hansons P.L.C...........        48,000        217,264
 *Hartstone Group P.L.C...........       240,263         14,861
 Harvey Nash Group P.L.C..........       105,000        183,382
 Havelock Europa P.L.C............        27,660         11,473
 *Hawtin P.L.C....................       196,500         25,739
 Haynes Publishing Group P.L.C....        14,703         17,654
 Headlam Group P.L.C..............       132,974        520,601
 Heath (Samuel) & Sons P.L.C......         7,500         31,109
 Helical Bar P.L.C................        35,000        388,413
 *Helphire Group P.L.C............       134,600        227,242
 Henlys Group P.L.C...............         8,303         16,253
 Heywood Williams Group P.L.C.....       140,400        361,682
 Highbury House Communications
   P.L.C..........................       439,166        143,813
 High-Point P.L.C.................        57,510         37,665
 Hill & Smith Holdings P.L.C......        86,850         84,058
 Hiscox P.L.C.....................        91,000        205,948
 Hit Entertainment P.L.C..........       106,848        562,161
 Hitachi Credit (UK) P.L.C........        16,412         28,902
 Holidaybreak P.L.C...............        92,974        630,571
 Holmes Place P.L.C...............        56,067        176,665
 *Horace Small Apparel P.L.C......       137,500         21,013
 House of Fraser P.L.C............       200,000        246,693
 *Howard Holdings P.L.C...........        57,730         29,407
 Hughes (T.J.) P.L.C..............        11,625         20,049
 Hunting P.L.C....................       223,174        573,290
 Huntleigh Technology P.L.C.......        24,925        134,766
 *Huntsworth P.L.C................        90,000         30,782
 IAF Group P.L.C..................        30,000          1,528
 IMS Group P.L.C..................        75,000         33,838
 *IQE P.L.C.......................        47,400        122,969
 *ISA International P.L.C.........        95,214          8,661
 *Ids Group P.L.C.................        23,000         16,068
 *Ig Group P.L.C..................        10,000         73,862
 *Imagination Technologies Group
   P.L.C..........................       189,698        234,676

                                           SHARES         VALUE+
                                           ------         ------

 Incepta Group P.L.C..............       351,000    $   245,208
 *Industrial & Commercial Holdings
   P.L.C..........................         5,000            109
 Informa Group P.L.C..............        37,229        144,670
 *Intec Telecom Systems P.L.C.....       100,000        112,795
 Intelek P.L.C....................        99,880         35,251
 *Interx P.L.C....................        20,000         30,127
 *Irevolution Group P.L.C.........         5,000          1,492
 Isotron P.L.C....................        30,500        136,500
 Ite Group P.L.C..................       234,741         73,454
 Itnet P.L.C......................        35,754        129,312
 J.& J. Dyson P.L.C...............        28,500         78,811
 *JKX Oil and Gas P.L.C...........       220,533         55,367
 *Jacobs (John I.) P.L.C..........       116,000         37,986
 Jardine Lloyd Thompson Group
   P.L.C..........................         3,520         31,584
 Jarvis Hotels P.L.C..............       215,318        278,905
 Jarvis P.L.C.....................       289,379      2,295,354
 *Jarvis Porter Group P.L.C.......        99,894         30,531
 John David Sports P.L.C..........       114,500        504,100
 Johnson Group Cleaners P.L.C.....       110,535        510,775
 Johnston Group P.L.C.............        26,000         79,466
 Joseph (Leopold) Holdings
   P.L.C..........................        14,000        167,591
 Jourdan (Thomas) P.L.C...........        40,000         11,643
 *K S Biomedix Holdings P.L.C.....        94,500        161,605
 *KBC Advanced Technologies
   P.L.C..........................        25,000         39,114
 *Kalamazoo Computer Group
   P.L.C..........................        56,120          7,147
 Keller Group P.L.C...............       110,000        445,866
 *Kewill Systems P.L.C............        10,000          6,295
 Kier Group P.L.C.................        10,839         82,820
 Kleeneze P.L.C...................        84,300        224,525
 *Knowledge Support Systems Group
   P.L.C..........................        25,000          6,458
 Kunick P.L.C.....................       420,000         79,466
 Laing (John) P.L.C...............       175,961        398,229
 Laird Group P.L.C................         6,000         13,797
 Lambert Howarth Group P.L.C......        25,200         49,513
 *Lamont Holdings P.L.C...........        72,231          6,308
 *Laura Ashley Holdings P.L.C.....       249,150         97,000
 Lavendon Group P.L.C.............        20,092         69,596
 Le Riche Group, Ltd..............         6,900         55,735
 Leeds Group P.L.C................        86,938         53,776
 *Leeds Sporting P.L.C............        66,000         10,086
 Leicester City P.L.C.............       100,000         39,296
 Lincat Group P.L.C...............         4,000         20,434
 Linton Park P.L.C................        39,000        188,731
 Linx Printing Technologies
   P.L.C..........................        27,000         96,472
 Litho Supplies P.L.C.............        20,000          9,751
 Locker (Thomas) Holdings
   P.L.C..........................       176,168         10,256
 London Bridge Software Holdings
   P.L.C..........................        57,269        148,780
 *London Clubs International
   P.L.C..........................       144,646         43,683
 *London Forfeiting Co. P.L.C.....        12,000          2,358
 London Scottish Bank P.L.C.......       263,000        455,501
 Lookers P.L.C....................        53,160         89,362
 *Lorien P.L.C....................        60,000         55,015
 Low & Bonar P.L.C................        65,000         66,221
 *Lowe (Robert H.) & Co. P.L.C....       251,985         10,085
 Luminar P.L.C....................         2,958         36,314
 Lynx Holdings P.L.C..............       100,000        174,650
 *M.L. Laboratories P.L.C.........        51,042         28,601

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

                                           SHARES         VALUE+
                                           ------         ------
 *MDIS Group P.L.C................       342,029    $   166,761
 MFI Furniture Group P.L.C........       111,936        228,078
 MMT Computing P.L.C..............         3,000          4,803
 MS International P.L.C...........        71,500         50,470
 MSB International P.L.C..........        16,000         19,677
 MacDonald Hotels P.L.C...........        15,500         45,907
 MacFarlane Group Clansman
   P.L.C..........................       228,287        252,511
 Macro 4 P.L.C....................        42,500        156,184
 Maiden Group P.L.C...............        16,800         78,854
 Mallett P.L.C....................        24,837         59,644
 Manganese Bronze Holdings
   P.L.C..........................        32,184         37,707
 Marshalls P.L.C..................       225,800        787,074
 *Martin International Holdings
   P.L.C..........................       135,800         21,741
 Marylebone Warwick Balfour Group
   P.L.C..........................        73,345         93,938
 Mayflower Corp. P.L.C............       403,800        508,357
 McAlpine (Alfred) P.L.C..........       196,111      1,223,035
 McBride P.L.C....................        10,000          5,749
 McCarthy & Stone P.L.C...........       194,968        797,363
 McKay Securities P.L.C...........        68,500        175,465
 McLeod Russel Holdings P.L.C.....        74,524         55,859
 *Medical Solutions P.L.C.........        26,658          5,723
 *Medisys P.L.C...................       150,134        163,880
 Mentmore Abbey P.L.C.............       236,561        490,619
 Menzies (John) P.L.C.............        57,314        293,206
 *Merant P.L.C....................       172,500        277,420
 Merchant Retail Group P.L.C......       185,666        345,207
 Merrydown P.L.C..................        59,927         36,632
 Metal Bulletin P.L.C.............        95,500        264,085
 Metalrax Group P.L.C.............       358,740        336,764
 Mice Group P.L.C.................        39,909         44,434
 Microgen Holdings P.L.C..........        45,816         68,348
 Mitie Group P.L.C................       500,000      1,182,523
 Molins P.L.C.....................        68,000        179,627
 Monsoon P.L.C....................        71,000         90,934
 *Morse P.L.C.....................        36,866        101,945
 *Moss Brothers Group P.L.C.......       163,400         82,046
 Mowlem (John) & Co. P.L.C........       313,730        990,837
 Mtl Instruments Group P.L.C......         4,348         13,605
 Mucklow (A & J) Group P.L.C......       175,000        592,171
 *NHP P.L.C.......................       125,000        101,879
 *NXT P.L.C.......................        22,446         51,452
 Nestor Healthcare Group P.L.C....       180,200      1,435,903
 New Look Group P.L.C.............        85,145        205,089
 Newcastle United P.L.C...........       148,923         56,354
 Nichols (J.N.) (Vimto) P.L.C.....        66,550        102,185
 Nord Anglia Education P.L.C......         5,000         21,722
 Northamber P.L.C.................        75,888         83,941
 Northgate P.L.C..................       118,200        841,226
 *OEM P.L.C.......................        12,000          5,501
 Ocean Wilson Holdings, Ltd.......        84,250         92,577
 Ockham Holdings P.L.C............       124,269         79,580
 *Orbis P.L.C.....................       142,859         22,871
 Osborne & Little P.L.C...........        11,200         57,052
 Owen (H.R.) P.L.C................        30,000         65,057
 Oxford Instruments P.L.C.........        43,051        126,880
 *Oxford Molecular Group P.L.C....        41,440          5,730
 *PPL Therapeutics P.L.C..........        43,529         33,577
 PSD Group P.L.C..................        43,500        289,645
 *Paladin Resources P.L.C.........        74,000         48,465
 Paragon Group of Companies
   P.L.C..........................        47,000        184,350

                                           SHARES         VALUE+
                                           ------         ------

 Parity Group P.L.C...............       128,750    $    91,818
 *Park Food Group P.L.C...........       291,600         80,636
 *Partners Holdings P.L.C.........        40,000          7,277
 Partridge Fine Arts P.L.C........        58,000         43,473
 Paterson Zochonis P.L.C..........        22,000        276,165
 Paterson Zochonis P.L.C.
   Non-Voting.....................        27,000        240,689
 Pendragon P.L.C..................        95,750        311,460
 *Peptide Therapeutics Group
   P.L.C..........................        35,000        178,543
 Perry Group P.L.C................        47,666         57,927
 Peterhouse Group P.L.C...........        85,427        461,892
 *Pharmagene P.L.C................       160,000        211,908
 Photo-Me International P.L.C.....       142,620         81,991
 Photo-Scan P.L.C.................        40,777         63,205
 *Phytopharm P.L.C................        12,600         99,301
 *Pic International Group
   P.L.C..........................       342,975        260,816
 Pittards P.L.C...................        60,985         37,722
 Planit Holdings P.L.C............       235,000        188,112
 *Plantation & General Investment
   P.L.C..........................        70,623         16,960
 *Plasmon P.L.C...................       100,000        109,884
 Portmeirion Potteries (Holdings)
   P.L.C..........................        22,856         57,382
 Porvair P.L.C....................        50,000        180,107
 *Powderject Pharmaceuticals
   P.L.C..........................        44,500        366,575
 Precoat International P.L.C......        25,000         21,831
 *Premier Consolidated Oilfields
   P.L.C..........................       152,488         37,174
 Pressac Holdings P.L.C...........        78,129         26,153
 *Princedale Group P.L.C..........       250,000         71,861
 *Probus Estates P.L.C............        83,333          3,335
 *Property Partnerships P.L.C.....        10,000         11,643
 #*Protherics P.L.C...............       482,694        252,907
 *Proudfoot P.L.C.................       236,420        236,561
 *Provalis P.L.C..................       104,615         30,452
 Prowting P.L.C...................       157,630        297,095
 Psion P.L.C......................       165,200        201,965
 QS Holdings P.L.C................        95,775         34,151
 *QSP Group P.L.C.................        31,250          3,184
 *Queens Moat Houses P.L.C........       159,000         17,356
 Quick Group P.L.C................        82,344         88,685
 Quintain Estates & Development
   P.L.C..........................       108,350        298,830
 *Qxl.com P.L.C...................       130,000          4,730
 RJB Mining P.L.C.................        16,000         20,318
 *RMS Communications P.L.C........        15,000              0
 RPC Group P.L.C..................        43,400        103,590
 RPS Group P.L.C..................        92,594        194,058
 *Radamec Group P.L.C.............        35,000         16,810
 *Radstone Technology P.L.C.......         5,000         14,554
 Ransom (William) & Son P.L.C.....        30,000         20,740
 *Recognition Systems Group
   P.L.C..........................        90,342          5,259
 Redrow Group P.L.C...............        91,137        309,056
 *Redstone Telecom P.L.C..........       148,707          2,273
 *Reece P.L.C.....................       283,750          3,097
 Reed Executive P.L.C.............       116,500        207,706
 *Reed Health Group P.L.C.........       116,500        286,549
 Reg Vardy P.L.C..................       103,597        480,223
 Regent Inns P.L.C................        93,909        225,516
 Reliance Security Group P.L.C....         9,000         86,779
 Renishaw P.L.C...................       146,806        961,485
 Renold P.L.C.....................       144,000        112,125
 Ricardo Group P.L.C..............        84,709        556,639

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CONTINUED

                                           SHARES         VALUE+
                                           ------         ------
 *Richmond Oil & Gas P.L.C........       220,000    $         0
 *Rodime P.L.C....................       435,000         72,807
 *Rolfe & Nolan P.L.C.............        24,000         28,817
 Roseby's P.L.C...................        33,500        181,617
 Rotork P.L.C.....................       171,135        834,392
 Rowe Evans Investments P.L.C.....        86,917        100,568
 Roxboro Group P.L.C..............        17,586         56,053
 *Roxspur P.L.C...................        45,958          5,518
 *Royal Doulton P.L.C.............        60,000         13,972
 Royalblue Group P.L.C............        11,800        105,190
 Rutland Trust P.L.C..............       174,255         84,326
 S & U P.L.C......................        21,140        123,070
 *SCS Upholstery P.L.C............        29,000         95,177
 SFI Group P.L.C..................        26,713         83,977
 SIG P.L.C........................       103,200        422,809
 Safeland P.L.C...................        25,000         16,191
 Salvesen (Christian) P.L.C.......       133,157        171,512
 *Sanctuary Group P.L.C...........       270,000        265,249
 Sanderson Bramall Motor Group
   P.L.C..........................        68,166        244,056
 Saville (J.) Gordon Group
   P.L.C..........................       391,413        518,397
 Savills P.L.C....................       104,000        266,399
 Scapa Group P.L.C................        44,337         48,074
 *Scipher P.L.C...................        28,803         61,832
 Scottish Radio Holdings P.L.C....        13,100        174,930
 Secure Trust Group P.L.C.........        27,118        158,858
 Senior Engineering Group
   P.L.C..........................       122,900         61,263
 *Servicepower Technologies
   P.L.C..........................       150,000         49,120
 Severfield-Rowan P.L.C...........        20,000         85,578
 Shaftesbury P.L.C................       137,500        525,313
 Shanks & McEwan Group P.L.C......        92,900        227,149
 Sherwood International, Ltd......        16,674         32,155
 Shiloh P.L.C.....................        14,500         53,286
 *ShopRite Group P.L.C............       204,780         29,804
 Silentnight Holdings P.L.C.......        84,300        232,500
 Simon Engineering P.L.C..........       348,089        281,170
 Sinclair (William) Holdings
   P.L.C..........................        53,000         42,040
 Sindall (William) P.L.C..........        66,000        449,548
 Sirdar P.L.C.....................        41,600         42,382
 Skillsgroup P.L.C................        79,475         53,208
 Smart (J.) & Co. (Contractors)
   P.L.C..........................        22,500        108,883
 *Soco International P.L.C........        59,000        145,549
 South Staff Water Holdings
   P.L.C..........................       108,000        947,037
 Southampton Leisure Holdings
   P.L.C..........................        19,615         10,991
 Spirax-Sarco Engineering
   P.L.C..........................        55,100        301,527
 *Sportsworld Media Group
   P.L.C..........................        26,049         90,041
 Spring Group P.L.C...............       169,495        191,181
 Springwood P.L.C.................        37,500         88,962
 St. Modwen Properties P.L.C......        50,000         81,139
 *Staffware P.L.C.................        12,000         58,508
 Stanley (Charles) Group P.L.C....        76,800        338,122
 Stanley Leisure Organisation
   P.L.C..........................       221,258        772,852
 Sterling Publishing Group
   P.L.C..........................        75,298         15,891
 Stirling Group P.L.C.............       193,011         78,655
 *Stratagem Group P.L.C...........        70,315         17,397
 *Stylo P.L.C.....................       127,367         50,977
 *Superscape P.L.C................        14,621          6,065
 Swallowfield P.L.C...............        15,000         20,194
 Syltone P.L.C....................        50,400         70,419
 *Synstar P.L.C...................       143,000        143,606
 T & S Stores P.L.C...............       138,335        631,184

                                           SHARES         VALUE+
                                           ------         ------

 TGI Group P.L.C..................        59,560    $    57,212
 *Tadpole Technology P.L.C........       109,090         20,640
 *Tandem Group P.L.C..............       327,365              0
 *Tarsus Group P.L.C..............        34,000         50,226
 Tay Homes P.L.C..................        52,629         82,725
 *Teamtalk.com Group P.L.C........       375,000         47,756
 Ted Baker P.L.C..................        16,500         74,324
 Telemetrix P.L.C.................       165,708        335,231
 *Telme.com P.L.C.................       250,000         30,928
 *Telspec P.L.C...................        25,000         16,737
 *Ten Alps Communications
   P.L.C..........................         2,352            719
 Tex Holdings P.L.C...............        14,000         15,384
 The Innovation Group P.L.C.......        30,000        157,185
 *The Television Corp. P.L.C......        14,000         50,634
 Thorntons P.L.C..................       158,000        234,554
 Thorpe (F.W.) P.L.C..............        24,000         48,553
 Tibbett & Britten Group P.L.C....        86,123        748,934
 Tilbury Douglas P.L.C............       142,194      1,055,450
 Tinsley (Eliza) Group P.L.C......        19,844          9,098
 Topps Tiles P.L.C................        39,690        157,699
 Tops Estates P.L.C...............        30,088         78,166
 Torex P.L.C......................        58,333        617,637
 *Torotrak P.L.C..................        39,193         59,894
 *Tottenham Hotspur P.L.C.........       150,000         96,057
 Town Centre Securities (New)
   P.L.C..........................       142,137        234,795
 *Trace Computers P.L.C...........        33,552         46,146
 Transport Development Group
   P.L.C..........................        19,782         54,559
 Triad Group P.L.C................         9,412         12,808
 Trifast P.L.C....................        28,388         46,068
 Ulster Television, Ltd...........       115,602        552,697
 *Ultima Networks P.L.C...........       100,000          3,275
 Ultra Electronics Holdings
   P.L.C..........................        32,680        179,550
 Ultraframe P.L.C.................        37,200        151,596
 Umeco P.L.C......................         6,250         19,785
 Unite Group P.L.C................        28,051        142,482
 *United Overseas Group P.L.C.....       174,281          6,341
 Universal Salvage P.L.C..........        10,755         74,899
 *Vanguard Medica Group P.L.C.....        13,172         38,341
 *Vega Group P.L.C................        10,000         20,376
 *Vert (Jacques) P.L.C............        45,000          6,386
 Vibroplant P.L.C.................        83,100        112,479
 Victoria Carpet Holdings
   P.L.C..........................        12,000         22,530
 Victrex P.L.C....................        35,948        163,497
 *Viglen Technology P.L.C.........        13,791         13,448
 Vitec Group P.L.C................        15,242         94,279
 *Vocalis Group P.L.C.............        16,000          1,630
 Volex Group P.L.C................        58,801        220,368
 Vosper Thornycroft Holdings
   P.L.C..........................        20,000        451,178
 WSP Group P.L.C..................        75,000        361,306
 Wagon Industrial Holdings
   P.L.C..........................        47,292        180,677
 Walker Greenbank P.L.C...........        53,105         13,139
 Warner Estate Holdings P.L.C.....        70,000        324,994
 *Waterdorm P.L.C.................       105,000              0
 Waterman Partnership Holdings
   P.L.C..........................        74,473        144,699
 *Waverly Mining Finance P.L.C....        42,500          2,629
 Weir Group P.L.C.................        35,236        123,848
 Wellington Holdings P.L.C........         9,000         12,444
 Wembley P.L.C....................         6,053         61,007
 Westbury P.L.C...................       202,522        779,622
 Whatman P.L.C....................       241,935        378,524

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                        SHARES             VALUE+
                                        ------             ------
 White Young Green P.L.C..........         9,000    $     25,346
 *Whittard of Chelsea P.L.C.......        30,000          12,007
 *Wiggins Group P.L.C.............     1,148,266         273,659
 Wilmington Group P.L.C...........        28,692          55,748
 Wilshaw P.L.C....................       198,409          57,753
 Wilson (Connolly) Holdings
   P.L.C..........................        51,000         112,824
 Wintrust P.L.C...................        22,500         182,563
 Wolverhampton & Dudley Breweries
   P.L.C..........................        93,071         776,844
 Worthington Group P.L.C..........       102,653           6,350
 Wyevale Garden Centres P.L.C.....        36,271         251,541
 Wyndeham Press Group P.L.C.......        63,066          81,232
 *XAAR P.L.C......................        18,405          25,314
 *Xenova Group P.L.C..............       145,714         161,786
 *YJL P.L.C.......................        35,932          19,088
 Yates Brothers Wine Lodges
   P.L.C..........................        23,113          51,299
 Yorklyde P.L.C...................        25,555          16,737
 Yorkshire Group P.L.C............        82,504          48,031
 Young & Co's Brewery P.L.C.......        10,000          87,325
 Young & Co's Brewery P.L.C.
   Class A........................         5,234          51,609
 Yule Catto & Co. P.L.C...........        53,557         171,874
 *Zetters Group P.L.C.............        29,000          59,301
 Zotefoams P.L.C..................        12,000          15,107
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $88,769,514)..............                    98,082,152
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $47,244).................                        31,374
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Audemars Piguet Holdings SA
   Letter of Entitlement..........        90,242               0
                                        SHARES             VALUE+
                                        ------             ------
 *Creston P.L.C. Warrants
   03/31/04.......................         1,000    $          0
 *Greenwich Resources P.L.C.
   Rights 01/09/02................       219,332             207
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                           207
                                                    ------------
TOTAL -- UNITED KINGDOM
  (Cost $88,816,758)..............                    98,113,733
                                                    ------------

TEMPORARY CASH
  INVESTMENTS -- (0.7%)
                                         FACE
                                        AMOUNT@
                                        -------
                                         (000)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.48%, 01/02/02
   (Collateralized by U.S.
   Treasury Notes 11.875%,
   11/15/03, valued at $668,325)
   to be repurchased at $657,054
   (Cost $657,000)................    $      657         657,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $89,473,758)++............                  $ 98,770,733
                                                    ============

----------------------------------------------------------------
  +  See Note B to Financial Statements.
  @  Denominated in local currency.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $89,500,835.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (16.7%)
COMMON STOCKS -- (16.6%)
 *Agricole de la Crau..................................         449    $     20,429
 Apem SA...............................................       1,000          40,058
 Assystem SA...........................................       2,657          66,240
 *Aurea................................................         600           5,070
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................       2,367         255,221
 Bains de Mer et du Cercle des Etrangers a Monaco......       4,615         624,582
 *Berger Levrault SA...................................         476          50,053
 Boiron SA.............................................       3,800         236,840
 Brioche Pasquier SA...................................       5,200         302,799
 Burelle SA............................................       4,030         178,083
 CEGID SA..............................................       4,500         313,925
 *COM 1 SA.............................................         450           2,059
 *CS Communication et Systemes.........................       4,983          36,825
 Carbone Lorraine......................................      33,245         888,017
 Cegedim SA............................................       6,400         293,468
 Change de la Bourse SA................................         614          14,061
 Christian Dalloz SA...................................       2,022         158,430
 Cie Francaise des Ferrailles..........................      10,576         376,665
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................      56,200       1,130,885
 Compagnie Financiere Saint-Honore.....................       1,188         148,087
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................       2,992       1,132,203
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................         600          12,074
 Continentale d'Entreprises SA.........................      20,087         799,459
 Costimex SA...........................................         700          13,400
 Credit Foncier et Communal d'Alsace et de Lorraine....         840         177,256
 Cristalleries de Baccarat.............................       1,567         145,103
 Damart SA.............................................      22,900       1,643,404
 Deveaux SA............................................       1,040          74,542
 Didot-Bottin..........................................       1,620          87,987
 Docks des Petroles d'Ambes............................         100           8,726
 Docks Lyonnais........................................       1,147          23,489
 Dynaction SA..........................................      10,660         255,319
 Electricite de Strasbourg.............................      23,784         700,949
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................      29,814               0
 Explosifs et de Produits Chimiques....................         524          93,685
 Fimalac SA............................................     104,100       3,735,335
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................       4,000          10,720
 Fininfo SA............................................       9,760         286,773
 Fonciere Lyonnaise SA.................................       2,896          68,847
 Fonderies Franco Belge................................         492          33,315
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................       4,250         227,424
                                                            SHARES           VALUE+
                                                            ------           ------
 *Fromagerie F. Paul Renard............................         200    $     11,797
 *GCI (Groupe Chatellier Industrie SA).................       7,258             646
 GFI Industries SA.....................................       6,845         152,305
 Gantois Series A......................................         647          59,912
 Gascogne SA...........................................       6,472         427,579
 #*Gaumont.............................................      14,607         535,836
 *Generale de Geophysique SA...........................      17,278         542,284
 Gevelot...............................................       3,584         101,956
 Grands Moulins de Strasbourg..........................         110          14,299
 Groupe Guillin SA.....................................       1,200          32,022
 Groupe Norbert Dentressangle SA.......................       6,320         125,768
 Groupe Zannier SA.....................................       4,100         286,933
 Guitel-Etienne-Mobilor SA.............................         240          12,373
 Guyenne et Gascogne SA................................      26,000       1,967,733
 Hoteliere Lutetia Concorde............................       2,505         218,579
 Hotels et Casinos de Deauville........................       2,055         325,691
 IMS International Metal Service SA....................      12,630          86,478
 Immobiliere Marseillaise..............................         656       2,070,589
 Industrielle et Financiere d'Entreprise SA............         300          15,052
 *Informatique et Realite SA...........................       2,643           4,424
 *Lectra Systemes SA...................................      19,192          93,472
 Legris Industries SA..................................       9,350         183,151
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       1,600         179,500
 MRM...................................................       1,424          31,812
 Manitou SA............................................      11,092         646,882
 Matussiere et Forest SA...............................      13,600         107,650
 *Metaleurop SA........................................      35,449          97,214
 *Montupet SA..........................................      32,450         301,351
 *NAF NAF SA...........................................       4,200          48,689
 Nord-Est SA...........................................       2,707          65,294
 PSB Industries SA.....................................       1,240          98,814
 Parc Asterix SA.......................................         822          13,825
 Parisienne de Chauffage Urbain........................         200          12,821
 *Pier Import Europe SA................................      12,100          57,639
 Pinguely-Haulotte SA..................................      25,000         247,080
 Plastic Omnium........................................       5,141         270,068
 Radiall SA............................................       1,340          94,852
 Robertet SA...........................................       1,076          65,147
 Rochette..............................................      84,470         737,059
 Rougier SA............................................       2,040         103,624
 SDR de Bretagne SA....................................         714           8,519
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................       3,064         427,768
 SOGEPAG (Societe Exploitation de Parces et Gauges)....         379          17,548
 SR Teleperformance....................................      90,928       1,902,564
 *Sabate SA............................................       2,400          28,848
 Sabeton...............................................      13,500         125,971
 Samse SA..............................................       4,400         308,711
 Sechilienne...........................................       2,200         140,056
 Securidev SA..........................................       1,500          13,997
 Selectibanque SA......................................       7,100         100,641

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sidergie SA...........................................       4,000    $    103,284
 #Skis Rossignol SA....................................      41,668         537,211
 Smoby SA..............................................         500          11,887
 #Societe Financiere Interbail SA......................      17,550         471,596
 Societe Francais des Papiers Peints...................         400           8,049
 #Sopra SA.............................................       6,900         238,126
 Sucriere de Pithiviers-le-Vieil.......................       1,825         625,926
 Taittinger SA.........................................      12,700       1,468,881
 Touax (Touage Investissement SA)......................      10,378         166,880
 *Trouvay et Cauvin SA.................................       1,500           9,282
 Unilog SA.............................................       6,320         384,618
 Union Generale du Nord SA.............................         994          53,102
 #Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................      31,700       1,502,978
 *Valtech, La Defense..................................      20,000          41,135
 Vermandoise de Sucreries..............................         323         229,211
 *Viel et Cie..........................................      42,228         129,340
 Vilmorin et Cie SA....................................       2,349         138,666
 Virbac SA.............................................       1,713         131,169
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,276,801)...................................                  34,445,971
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $86,256)......................................      19,695         111,879
                                                                       ------------
TOTAL -- FRANCE
  (Cost $28,363,057)...................................                  34,557,850
                                                                       ------------

GERMANY -- (15.1%)
COMMON STOCKS -- (15.1%)

                                                            ------           ------
 Aachener Strassenbahn-Und Energie Versorguns AG.......       3,220          45,872
 *Acg AG Fuer Chipkarten und Informationssysteme.......       1,400           7,354
 *Adva AG Optical Networking...........................       3,500          14,865
 *Agrob AG.............................................       5,800          61,970
 Aigner (Etienne) AG...................................         600          85,476
 Alsen AG, Hamburg.....................................      16,400         314,239
 *Alte Leipziger Versicherungs AG Series C.............       1,043         450,402
 Amira Verwaltungs AG..................................         200          91,709
 Andreae-Noris Zahn AG, Anzag..........................      27,200         581,238
 Anterra Vermoegensverwaltungs AG......................       1,350         162,271
 *Articon Integralis AG................................       2,100          16,080
 BUS (Berzelius Umwelt Service) AG.....................       5,400          28,608
 Baader Wertpapier Handelsbank AG......................       7,900          32,005
 *Babcock Borsig AG....................................      37,480         290,330
 *Balda AG.............................................       3,600          25,483
 Bayerische Handelsbank AG.............................      99,086       1,985,037
 #Beate Uhse AG........................................      16,800         179,201
 *Bechtle AG...........................................       2,200          15,866
 Berliner Elektro Holding AG...........................      11,061          68,939
 Berliner Kindl-Brauerei AG............................         790         140,680
 *Bertrandt AG.........................................       3,100          49,683
 Beru AG...............................................         600          26,337
 Bilfinger & Berger Bau AG, Mannheim...................      14,400         320,536
 *Biodata Information Technology AG....................       1,000             231
 Blaue Quellen Mineral und Heilbrunnen AG..............         267         181,866
 *Bochum-Gelsenkirchener Strassenbahnen AG.............         192          27,352
                                                            SHARES           VALUE+
                                                            ------           ------
 Boewe Systec AG.......................................       3,000    $     54,758
 *Brau und Brunnen AG..................................       4,995          85,391
 Bremer Energiekonto AG................................       1,200          12,180
 *Bremer Woll-Kaemmerei AG.............................      19,960          33,056
 Brillant AG...........................................       1,310          32,367
 Buckau (Walther) AG...................................       7,800               0
 Ce Consumer Electrnic AG..............................       2,700          18,511
 Ceag AG...............................................      20,670         165,637
 Cewe Color Holding AG.................................       1,900          19,455
 *Ceyoniq AG...........................................       2,900          14,072
 *Computerlinks AG.....................................         600           7,586
 *Comroad AG...........................................       2,200          16,924
 #*Concordia Bau und Boden AG..........................     102,602         319,741
 *DAS Werk AG..........................................       1,200           2,906
 Data Modul AG.........................................       2,400          40,387
 Deutsche Steinzeug Cremer & Breuer AG.................      87,200          79,970
 Deutsche Verkehrs-Bank AG.............................       7,124         572,143
 *Dierig Holding AG....................................      10,500          79,560
 Dis Deutscher Industrie Service AG....................       1,400          34,279
 Doag-Holding AG.......................................       7,500          29,382
 Dom-Braugerei AG......................................       1,100          47,012
 Duerr Beteiligungs AG.................................      14,750         317,820
 #Dyckerhoff AG DM50...................................      12,750         272,455
 *Dyckerhoff and Widmann AG............................      49,190          74,894
 *Elmos Semiconductor AG...............................       2,100          26,364
 ElreingKlinger AG.....................................       1,500          28,047
 #*Em TV & Merchandising AG............................      16,600          21,431
 Erlus Baustoffwerke AG................................         297          83,299
 *Erste Kulmbacher Actien Brauerei AG..................         432               0
 Escada AG.............................................      10,260         191,841
 Eurobike AG...........................................       1,700           4,768
 *Evotec Biosystems AG.................................       3,800          34,342
 #Fag Kugelfischer Georg Schaefer AG...................      24,300         258,768
 Feilmann AG...........................................       2,300          74,952
 Fja AG................................................         800          36,399
 Forst Ebnath AG.......................................          13           6,077
 *Freenet.De AG........................................       1,900          21,146
 Fuchs Petrolub AG Oel & Chemie........................       2,231         131,104
 *GFK AG...............................................       2,600          45,026
 *GPC Biotech AG.......................................       1,900          20,131
 *Gft Technologies AG..................................       2,100           9,405
 Gilde Brauerei AG.....................................       1,200         336,456
 Goldschmidt (T.H.) AG.................................      83,200       2,000,142
 *Gontard & Metallbank AG..............................       3,700           4,118
 *Grenkeleasing AG.....................................         800          13,605
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........       2,665          71,186
 Hamborner AG..........................................      21,000         441,271
 Hasen-Braeu AG........................................       1,000          34,725
 *Herlitz AG...........................................       3,462           4,778
 Holsten-Brauerei AG...................................      38,462         513,685
 *Holzmann (Philipp) AG................................       2,200          13,712
 *Hucke AG.............................................       8,300          14,780
 IFA Hotel & Touristik AG..............................       7,000          62,015
 *Intershop Communications AG..........................       5,200           6,297
 Iwka AG...............................................      26,613         318,706
 *Ixos Software AG.....................................       6,100          21,182
 *Jumptec Industrielle Computertechnik AG..............       2,000          14,246
 K & S Aktiengesellschaft AG...........................     129,500       2,525,153
 KSB AG................................................       2,387         172,152
 KWS Kleinwanzlebener Saatzucht AG.....................       1,650         741,906

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kampa-Haus AG.........................................      10,375    $     53,578
 Kamps AG, Duesseldorf.................................       8,200          65,856
 *Kaufring AG..........................................       2,203           1,569
 Keramag Keramische Werke AG...........................      13,000         452,579
 *Kloeckner Humboldt-Deutz AG..........................      25,650          38,140
 #*Kloeckner-Werke AG..................................       4,500          69,516
 *Km Europa AG (New)...................................       1,338          24,827
 Kolbenschmidt Pierburg AG, Duesseldorf................      28,473         320,699
 *Kontron Embedded Computers AG........................       2,600          30,210
 Kraftuebertragungswerke Rheinfelden AG................       4,684       1,230,305
 Kromschroeder (G.) AG.................................      26,520         155,844
 Krones AG.............................................         700          28,982
 Kupferberg (Christian Adalbert) & Cie KG A.A..........         151          76,635
 LPKF Laser & Electronics AG...........................       2,200          15,866
 Lehnkering AG.........................................      15,300         160,749
 Leifheit AG...........................................      12,500         350,586
 Leoni AG..............................................      25,000         550,921
 *Loewe AG.............................................         700          17,950
 MG Vermoegensverwaltungs AG...........................       3,140         117,423
 *MLF Holding fuer Umwelttechnologie AG................         165               0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........          33               0
 MVV Energie AG........................................      20,200         276,079
 *MWG Biotech AG.......................................       6,600          11,459
 *Maihak (H.) AG.......................................         114           5,735
 Mannheimer Aktiengesellschaft Holding AG..............      35,580       1,568,141
 Markt und Kuehlhallen AG..............................      14,000         261,771
 *Maternus-Kliniken AG, Bad Oyenhausen.................       2,400           7,052
 *Maxdata AG...........................................      11,500          59,388
 Mensch und Maschine Software AG.......................         900           7,933
 *Moenus Textilmaschinen AG............................       5,250           2,057
 *Moksel (A.) AG.......................................      15,800          40,797
 *Morphosys AG.........................................       1,100          59,255
 Mueller-Weingarten AG.................................      11,580         206,211
 *Nemetschek AG........................................       3,800          14,210
 Neue Baumwoll-Spinnerei und Weberei Hof AG............      12,170          87,771
 *Niedermayr Papierwarenfabrik AG......................       1,200          20,397
 *Norddeutsche Affinerie AG............................       1,900          24,005
 Norddeutsche Steingutfabrik AG........................       5,960          30,779
 *Parsytec AG..........................................         700           3,740
 *Pfaff (G.M.) AG......................................      80,000          22,081
 *Pfeiffer Vacuum Technology AG........................       1,000          31,074
 Pfleiderer AG.........................................      17,000         109,436
 Phoenix AG, Hamburg...................................      37,500         367,280
 Progress-Werk Oberkirch AG............................       5,000          81,870
 Puma AG...............................................       4,900         148,337
 *Qs Communications AG.................................       5,900           6,829
 *RTV Family Entertainment AG..........................       9,500          10,404
 *Rational AG..........................................       1,200          35,259
 Reiter Ingolstadt Spinnereimaschinen AG...............       1,200         121,804
 Renk AG...............................................      19,400         345,293
 #Rheinmetall Berlin AG................................      45,000         837,399
 *SGL Carbon AG........................................       2,100          42,351
 Salzgitter AG.........................................      24,900         211,727
 *Schneider Rundfunkwerke AG...........................      10,274          22,046
                                                            SHARES           VALUE+
                                                            ------           ------
 Schwarz Pharma AG.....................................       9,000    $    230,786
 Sektkellerei Schloss Wachenheim AG....................      15,120          91,680
 *Senator Entertainment AG.............................       9,800          22,338
 *Ser Systeme AG.......................................       6,000           7,372
 *Sibra Beteiligungs AG................................       6,099          14,662
 *Singulus Technologies AG.............................       3,600         101,033
 Sinner AG, Karlsruhe..................................       4,160          38,892
 #Sixt AG..............................................       6,500          68,871
 *Stada Arzneimittel AG................................       1,400          48,964
 Stahl (R.) AG.........................................       2,000          12,465
 *Steag Hamtech AG.....................................       1,800          10,498
 Stoehr & Co. AG.......................................      16,000          89,038
 Stollwerck AG.........................................         319          65,327
 *Strabag AG...........................................       3,332          62,301
 Stuttgarter Hofbraeu AG...............................      18,000         288,482
 Sued-Chemie AG........................................      29,146         674,724
 *Suess Microtec AG....................................       1,400          39,141
 #Takkt AG.............................................      29,100         152,869
 Tarkett AG............................................      12,800          67,811
 *Technotrans AG.......................................         200           6,055
 *Telegate AG..........................................       1,400           2,468
 *Terrex Handels AG....................................       1,250          55,649
 *United Internet AG...................................       5,400          20,194
 VBH (Vereinigter Baubeschlag-Handel) AG...............       9,415          64,548
 VK Muehlen AG.........................................       1,312          61,913
 Vereinigte Deutsche Nickel-Werke AG...................      13,800         272,776
 Vossloh AG............................................      15,900         318,674
 *WCM Beteiligungs AG..................................     100,666       1,075,568
 Walter AG.............................................      13,500         361,805
 Wanderer-Werke AG.....................................       7,903         108,927
 *Wedeco AG Water Technology...........................       1,100          33,790
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       7,000          37,396
 Wuerttembergische Hypotheken Bank AG..................      21,827         932,844
 Wuerttembergische Lebensversicherung AG...............       4,430          97,031
 Wuerttembergische Metallwarenfabrik AG................      30,330         452,336
 Wuerzburger Hofbraeu AG...............................         133          37,302
 Zapf Creation AG......................................         800          18,698
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....      10,455         595,769
                                                                       ------------
TOTAL -- GERMANY
  (Cost $36,103,564)...................................                  31,320,533
                                                                       ------------

SWITZERLAND -- (12.1%)
COMMON STOCKS -- (12.1%)

                                                            ------           ------
 *AFG Arbonia-Forster Holding AG.......................       2,610         127,333
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............          30          19,605
 Afipa SA, Vevey.......................................          20           5,397
 Afipa SA, Vevey Series A..............................          80          29,392
 Aletsch AG, Moerel....................................          50         162,622
 BHB Beteiligungs und Finanzgesellschaft...............         150           3,967
 BKW FMB Energie AG, Bern..............................         660         954,050
 BVZ (Brig Visp Zermatt) Holding AG....................         370          47,022
 Bank Coop AG..........................................       5,881         673,009
 Bank Sarasin & Cie Series B, Basel....................         274         532,226
 *Banque Cantonale de Geneve...........................       1,344         138,424
 *Banque Cantonale du Jura.............................         450          55,291

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Banque Privee Edmond de Rothschild SA, Geneve.........         120    $    679,399
 Basellandschaftliche Kantonalbank.....................         600         220,805
 Basler Kantonalbank...................................       5,000         197,857
 *Bobst Group SA.......................................      18,200         504,249
 Bon Appetit Holding A.................................       1,650         110,312
 Bossard Holding AG....................................       6,350         112,827
 Bucher Holding AG, Niederweningen.....................         671         489,017
 CKW (Centralschweizerische Kraftwerke), Luzern........         670         686,025
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................       1,500         146,812
 *Calida Holding AG....................................         396          50,088
 Canon (Schweiz) AG, Dietlikon.........................       3,706         149,553
 Carlo Gavazzi Holding AG..............................         910          46,040
 Cie Financiere Tradition..............................       2,500         263,508
 *Crossair AG fuer Europaeischen.......................         660          18,286
 Daetwyler Holding AG, Atldorf.........................         348         489,840
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................       8,390       1,513,474
 Edipresse SA, Lausanne................................         694         242,440
 Eichhof Holding AG....................................         188          82,094
 Energie Electrique du Simplon SA......................         350          22,767
 Escor AG, Duedingen...................................         744          10,531
 Financiere Michelin, Granges-Paccot...................         637         178,406
 Forbo Holding AG, Eglisau.............................       1,100         334,580
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............       2,001         114,646
 Galenica Holding AG, Bern Series B....................         405         365,900
 Generale d'Affichage, Geneve..........................         290         103,054
 Generali (Switzerland) Holdings, Adliswil.............       1,670         422,456
 Golay-Buchel Holding SA, Lausanne.....................          40          45,775
 Gornergrat Monte Rasa-Bahnen Zermatt..................          70          37,102
 Gurit-Heberlein AG....................................       1,125         887,646
 *HPI Holding SA.......................................       6,000          18,069
 Hero AG...............................................       3,040         373,525
 *Industrieholding Cham AG, Cham.......................         864          91,068
 Jelmoli Holding AG, Zuerich...........................       1,521       1,511,573
 #Jelmoli Holding AG, Zuerich (Namen)..................       2,835         558,363
 Kardex AG, Zuerich....................................       1,039         181,480
 Kardex AG, Zuerich (Participating)....................         610         102,874
 Kraftwerk Laufenburg, Laufenburg......................       8,265       1,642,755
 Kuehne & Nagel International AG.......................       3,240         163,923
 Lem Holdings AG, Lyss.................................         270          46,347
 #*Logitech International SA...........................      66,100       2,418,599
 Maag Holding AG, Zuerich..............................         922         134,389
 *Mikron Holding AG, Biel..............................       1,326         114,208
 #Moevenpick-Holding, Zuerich..........................       1,320         413,422
 *Nextrom Holding SA...................................         277          19,854
 *Omnium Geneve SA, Geneve.............................         110              73
 *Orell Fuessli Graphische Betriebe AG, Zuerich........         240         218,275
 Oz Holding AG.........................................       4,400         376,320
 *Parco Industriale e Immobiliare SA...................         600           1,265
 Phoenix Mecano AG, Stein am Rhein.....................       2,749         687,130
 *Reg Real Estate Group................................       8,010         482,446
 Sarna Kunststoff Holding AG, Sarnen...................         176         137,807
 *Schaffner Holding AG.................................         300          68,663
 Schweizerhall Holding AG, Basel.......................         140         167,802
 Schweizerische National Versicherungs Gesellschaft....         396         213,946
                                                            SHARES           VALUE+
                                                            ------           ------
 Siegfried AG, Zofingen................................         856    $    680,556
 Sig Holding AG........................................       1,600         153,226
 *Sihl.................................................         150           2,033
 Sika Finanz AG, Baar..................................         800         178,282
 Sika Finanz AG, Baar (Namen)..........................         750          27,555
 Sopracenerina.........................................       2,409         174,114
 UMS Schweizerische Metallwerke Holding AG, Bern.......       2,560         138,771
 Unigestion Holding, Geneve............................       2,891         165,420
 Vaudoise Assurances Holding, Lausanne.................          45          81,311
 Villars Holding SA, Fribourg..........................         150          23,490
 *Von Moos Holding AG, Luzern..........................       7,000          23,399
 *Von Roll Holding AG, Gerlafingen.....................      23,024          57,827
 WMH Walter Meier Holding AG, Staefa...................          50          36,138
 Zehnder Holding AG....................................         193         113,920
 *Zellweger Luwa AG....................................       3,040         140,530
 Zschokke Holding SA, Geneve...........................         230          66,494
 Zueblin Holding AG....................................          93             526
 Zuercher Ziegeleien Holding, Zuerich..................       1,415         979,248
 Zuger Kantonalbank....................................         545         705,750
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,924,271)...................................                  25,166,593
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................       2,001         113,290
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $22,013)......................................                      22,227
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Zellweger Luwa AG Put Options 01/11/02
   (Cost $1,693).......................................       3,040           1,758
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,214,206)...................................                  25,303,868
                                                                       ------------

ITALY -- (8.5%)
COMMON STOCKS -- (8.5%)

                                                            ------           ------
 *Auschem SpA (In Liquidation).........................      82,000               0
 *Azienda Mediterranea Gas e Acqua SpA.................      78,000          79,103
 *Banca Intermobiliare di Investimenti e Gestoni SpA...      27,500         113,857
 Banca Popolare Dell'etruria e Del Lazio Scrl SpA......       4,000          36,505
 #*Banca Popolare di Lodi Scarl........................      33,000         254,158
 *Banca Profilo SpA....................................      29,000          68,425
 Banca Toscana.........................................      75,000         266,445
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................     120,000         450,887
 #Banco di Desio e della Brianza SpA...................      27,500          61,948
 Banco Piccolo Valellinese Scarl SpA...................      12,000          97,229
 *Bastogi SpA..........................................   1,183,000         157,997
 *Bayerische Vita SpA..................................      24,000         155,994
 *Binda SpA............................................   1,299,375               0
 Boero (Bartolomeo) SpA................................       8,925          71,519
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................       8,600          73,433
 *Bremba SpA...........................................      13,000         103,132

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Brioschi Finanziaria SpA, Milano......................     175,000    $     30,072
 Buzzi Unicem SpA......................................      30,500         201,773
 CALP (Cristalleria Artistica la Piana SpA)............      48,000         112,401
 CAMFIN (Cam Finanziaria)..............................      36,527         120,660
 CIR SpA (Cie Industriale Riunite), Torino.............     182,500         148,032
 *CMI SpA..............................................      77,404          98,071
 Caltagirone SpA.......................................     178,399         721,144
 Cementeria di Augusta SpA.............................     105,000         129,016
 #Cementir Cementerie del Tirreno SpA..................     249,704         533,594
 #Cia Assicuratrice Unipol SpA.........................     199,333         695,727
 *Cirio Finanziaria SpA................................      85,000          23,461
 #Class Editore SpA....................................      22,000          69,538
 *Credito Artigiano SpA................................      24,000          77,142
 Cremonini SpA.........................................      23,000          32,766
 Cucirini SpA..........................................      30,000          29,623
 *Dalmine SpA..........................................   1,976,700         352,882
 Danieli & C.Officine Meccaniche SpA...................      66,500         178,222
 *Dataconsyst C.G.S. SpA, Monza........................         220               0
 *Del Favero SpA.......................................      86,000               0
 *Ducati Motor Holding SpA.............................      25,000          40,290
 *Erg SpA..............................................      38,000         137,029
 Ericsson SpA..........................................       6,000         145,683
 *Esaote Biomedica SpA.................................       7,000          21,191
 *FMC (Fabbrica Milanese Condutorri SpA)...............      25,000               0
 *Finarte Casa d'Aste SpA (Milano).....................      56,266         109,714
 *Finarte Partecipazioni Pro Arte SpA..................     162,693         150,218
 #*Finmatica SpA.......................................      10,000         166,857
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....      90,000               0
 *Fochi (Filippo) SpA..................................     216,000               0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................     310,000               0
 Gabetti Holding SpA...................................      55,000         101,125
 *Gemina SpA...........................................      58,000          36,769
 *Gerolimich SpA (In Liquidation)......................     297,400               0
 #Gewiss SpA...........................................     221,700         702,732
 Grandi Navi Veloci SpA................................      15,000          29,783
 *Grassetto SpA........................................     279,125               0
 *Gruppo Ceramiche Ricchetti SpA.......................      51,000          24,521
 #Gruppo Editoriale L'espresso SpA.....................      32,500          97,229
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........      34,500         156,662
 #*Impregilo SpA.......................................     532,000         274,735
 Industria Macchine Automatique SpA....................      23,000         176,117
 Industrie Zignago S. Margherita SpA...................      52,000         550,502
 *Interbanca SpA.......................................      11,000         145,933
 *Interpump Group SpA..................................      19,000          73,590
 Ipi SpA...............................................      70,700         232,914
 *Italdesign Giugiaro SpA..............................       8,000          27,637
 Italmobiliare SpA, Milano.............................       5,250         158,932
 Linificio and Canapificio Nazionale SpA...............      22,000          27,228
 *Locat SpA............................................      40,000          25,465
 Maffei SpA............................................      52,500          57,543
 *Mandelli SpA.........................................      41,000               0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........     138,000       1,108,305
 Marangoni SpA, Rovereto...............................      34,303          76,356
 #Merloni Elettrodomestici SpA.........................     155,000         814,250
                                                            SHARES           VALUE+
                                                            ------           ------
 Milano Assicurazioni SpA..............................      81,000    $    259,634
 Monrif SpA............................................     150,000         116,061
 Montefibre SpA........................................     143,130          75,827
 *Navigazione Montanari SpA............................      20,000          21,084
 *Necchi SpA...........................................     164,250          32,101
 *Olidata SpA..........................................       8,000          19,303
 *Opengate Group SpA...................................       2,000          30,985
 Perlier SpA...........................................     100,700          17,663
 *Permasteelisa SpA....................................       6,000          83,873
 Pininfarina SpA.......................................      31,285         529,253
 Poligrafici Editoriale SpA............................     132,000         122,231
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................     162,152         215,121
 *Premaimm SpA.........................................     179,000          21,516
 *Ratti SpA............................................      31,768          22,402
 Recordati Industria Chimica e Farmaceutica SpA........      48,000         956,478
 #Reno de Medici SpA, Milano...........................     100,500         115,343
 *Risanamento Napoli SpA...............................      11,000          22,037
 *Rodriquez SpA........................................      41,250               0
 #SAES Getters SpA.....................................      14,750         157,728
 #SAI SpA (Sta Assicuratrice Industriale), Torino......      14,500         181,392
 SAIAG SpA (Industrie Articoli Gomma)..................      30,000         105,243
 SISA (Societa Imballaggi Speciali Asti SpA)...........      65,000          37,329
 SMI STA Metallurgica Italiana SpA.....................     565,280         258,702
 SNIA SpA..............................................     502,039         674,976
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      85,000          22,478
 *Sabaf SpA............................................       2,000          23,061
 *Schiapparelli 1824 SpA, Milano.......................      15,000           1,950
 *Sirti SpA............................................      35,000          30,665
 *Societe Sportiva Lazio SpA...........................      14,000          21,877
 Sogefi SpA............................................     182,500         332,300
 Sol SpA...............................................      14,000          22,076
 Sta per la Condotte Acque Potabili SpA................      14,000         159,555
 Stefanel SpA..........................................      54,400          98,810
 *Tecnodiffusione Italia SpA...........................       1,000          23,818
 Terme Demaniali di Acqui SpA..........................     199,500          58,973
 *Trevi-Finanziaria Industriale SpA....................      15,000          23,439
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................     113,898               0
 *Unione Manifatture SpA (In Liquidation)..............     156,000               0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................     539,000               0
 Vianini Industria SpA.................................      52,520         119,245
 Vianini Lavori SpA....................................     180,752         753,187
 Vittoria Assicurazioni SpA............................      51,500         185,710
 Zucchi (Vincenzo) SpA.................................     144,350         578,366
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,249,060)...................................                  17,745,858
                                                                       ------------

SPAIN -- (7.0%)
COMMON STOCKS -- (7.0%)

                                                            ------           ------
 Abengoa SA............................................       5,400          33,223
 Ahorro Familiar SA....................................       6,051         176,446
 *Aldeasa SA...........................................       1,800          27,438
 #*Amper SA............................................      56,800         211,903

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Azkoyen SA............................................      52,500    $    437,531
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...      28,360          77,016
 Banco de Credito Balear SA............................      35,424         394,259
 Banco de Galicia SA...................................      75,500         941,128
 #Banco de Valencia SA.................................     169,455       1,508,788
 Banco de Vasconia SA..................................      89,000         712,399
 Banco Guipuzcoano SA..................................      21,194         362,316
 Banco Pastor SA.......................................       8,100         108,902
 Banco Zaragozano SA...................................     187,990       1,531,545
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...       7,500         200,335
 Campofrio Alimentacion SA.............................      69,600         712,658
 Cementos Portland SA..................................       1,400          36,025
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      16,300          94,481
 Cortefiel SA..........................................       4,700          26,490
 Elecnor SA............................................      18,300         317,731
 Empresa Nacional de Celulosa SA.......................       9,840         124,673
 *Ercros SA............................................      48,518          17,280
 Espanola del Zinc SA..................................      29,250          52,608
 *Estacionamientos Urbanos SA..........................       4,200               0
 Europistas Concesionaria Espanola SA..................     174,940         746,102
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................       2,100          23,092
 #*Filo SA.............................................      82,733         178,266
 *Grupo Picking Pack SA................................      87,465         105,912
 Hullas del Coto Cortes................................       8,666          56,327
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................     140,618       1,252,030
 Inbesos SA............................................       8,050          17,130
 *Indo Internacional SA................................      33,600          86,459
 Inmobiliaria Colonial SA ICSA.........................       3,300          34,377
 Inmobiliaria del Sur SA...............................       1,656          71,364
 *Inmobiliaria del Sur SA Rights 10/31/01..............         331          13,908
 #*Inmobiliaria Urbis SA...............................      74,582         308,124
 *LSB (La Seda de Barcelona SA) Series B...............      25,200          46,446
 Lingotes Especiales SA................................      22,080          69,398
 Marco Iberica Distribucion de Ediciones Midesa........       5,600          73,296
 Metrovacesa SA........................................       5,600          77,285
 Nicolas Correa SA.....................................      15,750          37,863
 *Nueva Montana Quijano SA Series B....................      40,500          10,097
 Obrascon Huarte Lain SA...............................      53,992         263,441
 Papelera de Navarra SA................................       6,000          84,728
 Pescanova SA..........................................      24,409         239,065
 #Portland Valderrivas SA..............................      18,225         370,952
 Prosegur Cia de Seguridad SA..........................       7,000          94,362
 *Radiotronica SA......................................      10,575          84,271
 Reno de Medici SpA....................................      74,387          78,154
 *Tableros de Fibras SA Series B.......................       8,560          47,635
 Tavex Algodonera SA...................................      26,400          77,335
 *Tele Pizza SA........................................      13,400          20,760
 Uniland Cementera SA..................................       5,750         286,189
 Unipapel SA...........................................      27,957         286,261
 #Uralita SA...........................................     112,831         591,722
 Vallehermoso SA.......................................      13,900          86,510
                                                            SHARES           VALUE+
                                                            ------           ------
 Vidrala SA, Alava.....................................      47,040    $    299,466
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................      97,492         423,607
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,641,960)...................................                  14,647,109
                                                                       ------------

NETHERLANDS -- (7.0%)
COMMON STOCKS -- (7.0%)

                                                            ------           ------
 A.I.R. Holdings NV....................................       1,119          27,150
 *ASM International NV.................................       4,400          85,209
 Aalberts Industries NV................................      25,017         491,154
 Accell Group NV.......................................       4,865          49,814
 *Atag Group NV........................................       4,630           1,195
 Athlon Groep NV.......................................      34,250         419,312
 Batenburg Beheer NV...................................       3,000          77,196
 *Begemann Groep NV....................................      11,909          46,125
 *Begemann Groep NV Series B...........................      13,451           4,791
 Boskalis Westminster NV...............................      47,991       1,286,175
 Buhrmann NV...........................................       9,200         101,001
 *Creyf's SA...........................................      18,064         229,676
 *Creyf's SA Strip VVPR................................      18,064             161
 Delft Instruments NV..................................      13,336         128,834
 Draka Holding NV......................................       1,400          49,238
 *Econosto NV..........................................      17,305          84,744
 Eriks Group NV........................................       8,000         195,883
 *Exact Holding NV.....................................       1,700          47,316
 *Fox Kids Europe NV...................................       7,400          75,771
 Gamma Holding NV......................................      15,705         466,765
 *Gemeenschappeljk Bezit Crown van Gelder NV...........      12,000         115,927
 Getronics NV..........................................      24,210          78,464
 Geveke NV.............................................       9,193         363,424
 Grolsche NV...........................................      32,100         629,070
 *Haslemere NV.........................................       2,100          87,693
 *Heijmans NV..........................................       1,400          25,890
 Hollandsche Beton Groep NV............................      60,669         672,527
 Internatio-Mueller NV.................................      28,645         536,112
 KLM (Koninklijke Luchtvaart Mij) NV...................       4,200          48,390
 Kas-Associatie NV.....................................      42,888         691,175
 Koninklijke Bam NV....................................      25,037         470,592
 Koninklijke Frans Maas Groep NV.......................      12,349         245,744
 Koninklijke Nedlloyd NV...............................      23,472         323,933
 Koninklijke Ten Cate NV...............................      10,204         236,221
 Koninklijke Ubbink NV.................................       1,500          47,813
 Koninklijke Vendex KBB NV.............................       6,500          73,964
 Koninklijke Volker Wessels Stevin NV..................       2,410          48,281
 Koninklijke Vopak NV..................................       3,600          58,337
 *Laurus NV............................................       9,060          39,124
 MacIntosh NV..........................................      15,590         197,804
 NBM-Amstelland NV.....................................      59,684         321,505
 NV Holdingsmij de Telegraaf...........................       3,600          54,780
 Nagron Nationaal Grondbezit NV........................      16,122         419,156
 Nederlandsche Apparatenfabriek........................      14,000         200,068
 *Nh Hotels............................................      21,703         207,731
 Oce NV................................................       6,000          60,207
 *Opg Groep NV Series A................................         900          31,068
 *Petroplus International NV...........................       1,900          31,550
 Reesink NV............................................       2,050          82,137
 Roto Smeets de Boer NV................................       1,040          24,076
 Rubber Cultuur Maatschappij Amsterdam NV..............      40,800          79,920

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Samas-Groep NV, Zaandam...............................      24,184    $    150,730
 Schuitema NV, Amersfoort..............................      34,200         508,530
 Schuttersveld NV......................................      20,596         203,554
 *Sligro Beheer NV.....................................         800          24,931
 Smit International NV.................................      19,643         435,493
 Stork NV..............................................       2,900          23,420
 *Textielgroep Twenthe NV..............................       1,000          79,244
 Twentsche Kabel Holding NV............................      18,244         302,139
 Unique International NV...............................      11,094         215,831
 Van Der Mollen Holding NV.............................      55,443       1,592,026
 *Vredestein NV........................................      15,514          89,786
 Wegener Arcade NV ....................................      70,830         495,063
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,634,458)....................................                  14,490,940
                                                                       ------------

SWEDEN -- (6.1%)
COMMON STOCKS -- (6.1%)

                                                            ------           ------
 *Active I Malmoe AB Series A..........................       4,160          41,641
 *Active I Malmoe AB Series B..........................       4,160          42,831
 *Addtech AB Series B..................................      12,800          56,741
 *Alfaskop AB..........................................       3,200             244
 *Allgon AB Series B...................................      28,400         159,738
 Angpannefoereningen AB Series B.......................      10,800         146,201
 Arkivator AB..........................................       3,600          26,598
 Avesta Polarit........................................      83,700         315,979
 *Axfood AB............................................      32,400         362,928
 B & N Bylock & Nordsjoefrakt AB Series B..............      41,800          62,164
 Beiger Electronics AB.................................      11,700          79,750
 Beijer AB Series B....................................      11,700          79,192
 Beijer Alma AB Series B...............................      10,400          68,410
 Bergman & Beving AB Series B..........................      12,800          48,078
 *Biacore International AB.............................       5,850         189,615
 *Biora AB.............................................       6,200           7,270
 Bong Ljungdahl AB.....................................       6,000          48,619
 Boras Waefveri AB Series B............................       8,600          38,697
 Capona AB.............................................      19,000          95,999
 Carbo AB..............................................      18,300         275,642
 Castellum AB..........................................      26,200         270,999
 #Catena AB Series A...................................      66,700         461,000
 Cloetta AB Series B...................................       1,400          23,089
 Concordia Maritime AB Series B........................      37,300          56,894
 *Doro AB..............................................       2,900           3,179
 *Duroc AB Series B....................................       2,700          10,296
 *Elekta AB............................................      14,100         114,255
 Enea Data AB Series B.................................     220,000         114,303
 *Epsilon AB Series B..................................       4,300          14,142
 Esselte AB Series A...................................      40,100         178,907
 #Esselte AB Series B..................................      34,500         154,580
 Fagerhult AB..........................................       2,900          31,102
 *Fagerlid Industrier AB...............................       8,600               0
 Fastighets AB Tornet..................................      16,200         214,668
 *Fastighits AB Celtica................................       5,800          41,469
 Finnveden AB..........................................      45,250         127,256
 *Frontec AB Series B..................................      18,200          19,953
 #Garphyttan Industrier AB.............................      39,000         323,460
 Getinge Industrier AB Series B........................      44,151         723,946
 Geveko AB Series B....................................       8,300         109,193
                                                            SHARES           VALUE+
                                                            ------           ------
 Gorthon Lines AB Series B.............................      41,800    $     58,976
 Graenges AB...........................................      19,400         266,319
 Gunnebo AB............................................      10,900         131,448
 HL Display AB Series B................................       2,000          24,405
 Heba Fastighets AB Series B...........................       4,300          27,670
 Hexagon AB Series B...................................       3,572          44,949
 Hoeganges AB Series B.................................      22,700         353,819
 *IBS AB Series B......................................      40,200          65,150
 #*Icon Medialab International AB......................      24,900           8,522
 Industrifoervaltnings AB Skandigen....................      21,400          55,899
 *Information Highway AB...............................      12,500             465
 *Intelligent Microsystems Data AB.....................      45,600          17,128
 #*Intentia International AB Series B..................      12,840          78,340
 Karlshamns AB.........................................      10,000          76,742
 *Klippans Finpappersbruk AB...........................       5,800          11,611
 *Lagercrantz Group AB Series B........................      12,800          35,997
 Lindex AB.............................................      16,100         260,923
 Ljungberg Gruppen AB Series B.........................       3,800          30,792
 *Mandator AB..........................................      22,800           7,064
 *Medivir Series B.....................................       2,800          16,550
 Modul 1 Data AB.......................................       6,700           5,014
 Munksjo AB............................................      26,400         161,072
 NCC AB Series B.......................................      10,300          68,734
 NH Nordiska Holding AB................................      41,750          42,985
 Nibe Industrier AB Series B...........................       2,600          47,590
 Nobelpharma AB........................................      45,460       1,896,028
 *Nolato AB Series B...................................      30,600         182,322
 OEM International AB Series B.........................       7,100          62,609
 #Observer AB..........................................     114,880         755,668
 *Ortivus AB...........................................       5,900          11,812
 PEAB AB Series B......................................      39,300         138,996
 Pandox Hotelfastigheter AB............................      13,100          93,663
 Partnertech AB........................................       3,800          25,358
 #*Perbio Science AB...................................      22,000         357,589
 *Poolia AB Series B...................................      18,150         102,951
 *Prevas AB Series B...................................      16,000          24,710
 *Pricer AB Series B...................................      65,000          10,658
 Rottneros Bruk AB.....................................     366,600         344,244
 Sardus AB.............................................       3,000          18,304
 Scandiaconsult AB.....................................      57,200         215,392
 Scribona AB Series A..................................      40,100          44,727
 Scribona AB Series B..................................      31,700          34,451
 Semcon AB.............................................       8,300          31,255
 #Sigma AB Series B....................................      17,200          89,364
 *Sigma AB Series B....................................       8,600          14,429
 Sweco AB Series B.....................................      23,450         166,547
 TV 4 AB Series A......................................       5,800         106,161
 *Ticket Travel Group AB...............................       4,500           3,303
 Trelleborg AB Series B................................      55,800         428,220
 Wallenstam Byggnads AB Series B.......................      16,700         116,219
 Wedins Norden AB Series B.............................      10,000          25,740
 Westergyllen AB Series B..............................       4,300          25,006
 Wihlborgs Fastigheter AB Series B.....................     190,300         257,611
 Wilh Sonesson AB Series A.............................       4,160           6,345
 Wilh Sonesson AB Series B.............................       4,160           6,028
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,135,342)...................................                  12,632,902
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

BONDS -- (0.0%)
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
 Spendrup Bryggeri AB Series B Debenture Loan 2008
   (Cost $2,054).......................................         139    $      1,906
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,137,396)...................................                  12,634,808
                                                                       ------------

GREECE -- (5.3%)
                                                            SHARES
                                                            ------
                                                           -------           ------
                                                            (000)
COMMON STOCKS -- (5.3%)
 *A. Cambas Holding & Real Estate SA...................       6,915          20,072
 Aegek.................................................      47,126         150,216
 *Agricultural Life Insurance S.A......................       7,800         115,425
 Agrotiki Insurance S.A................................       6,470         144,479
 Aktor S.A.............................................      32,450         244,432
 Alcatel Cables Hellas S.A.............................       3,003          21,979
 Alfa-Beta Vassilopoulos S.A...........................       7,012          91,153
 Alpha Leasing.........................................      20,735         166,896
 Alte Technological Co. S.A............................      15,815          56,325
 Altec Information & Communication Systems S.A.........      35,409          81,341
 Alumil Milonas S.A....................................      12,108          76,112
 Aluminum of Attica S.A................................      41,941         103,814
 *Anek Lines S.A.......................................      27,901          53,163
 Arcadia Metal Industry C. Rokas S.A...................      11,299          78,270
 *Aspis Bank...........................................      12,931          61,942
 *Aspis Pronia General Insurance S.A...................      29,790         117,238
 Athens Medical Center S.A.............................      56,185         190,098
 Athens Water & Sewerage Public Co.....................      53,245         301,516
 *Attica Enterprises S.A. Holdings.....................      61,462         278,000
 *Attica Publications S.A..............................       3,340          23,196
 Atti-Kat S.A..........................................      17,523          29,956
 *Autohellas S.A.......................................       5,720          33,614
 *Avax S.A. Construction Co............................      18,300         195,201
 Bank of Attica S.A....................................      31,198         215,557
 Benrubi S.A...........................................       3,959          22,419
 Chipita S.A...........................................      19,050         149,602
 *Daring Sain..........................................       7,760          27,914
 Delta Dairy S.A.......................................      16,465         115,521
 Edrassi C. Psallidas S.A..............................       5,132          27,873
 Egnatia Bank S.A......................................      63,887         225,259
 El. D. Mouzakis S.A...................................      18,675          60,525
 *Elais Oleaginous Production S.A......................       7,080         117,882
 Elmec Sport S.A.......................................      18,280          28,483
 Esha..................................................       2,240          39,131
 Etba Leasing S.A......................................       8,648          21,637
 Ethniki General Insurance Co..........................      26,897         231,342
 *Europaiki Techniki...................................      13,100          19,712
 *Everest S.A..........................................      14,100          36,910
 Flour Mills Loulis....................................       8,362          31,122
 Fourlis S.A...........................................      12,980          51,082
 Frigoglass S.A........................................      20,000          74,792
 General Construction Co. S.A..........................      13,860         106,129
 *General Hellenic Bank................................      13,424         130,999
 Germanos S.A..........................................      19,745         195,143
 Goody's S.A...........................................       8,710         125,324
 Halkor S.A............................................      72,736         279,774
 *Hatziioannou S.A.....................................      20,270          51,076
 Hellas Can Packaging Manufacturers S.A................      12,145          75,695
                                                            SHARES           VALUE+
                                                            ------           ------
 Hellenic Biscuits Co. S.A.............................      15,300    $     59,940
 Hellenic Cables S.A...................................      11,060          36,436
 Hellenic Duty Free Shops S.A..........................      43,650         449,279
 *Hellenic Fabrics S.A.................................       7,460          59,381
 Hellenic Sugar Industry S.A...........................      27,169         233,682
 Hellenic Technodomiki S.A.............................      75,000         414,025
 *Heracles General Cement Co...........................      49,306         573,351
 *Heremes S.A Building Enterprises.....................       7,006          31,315
 Hyatt Regency S.A.....................................      63,820         296,620
 Inform P. Lykos S.A...................................      13,790         121,555
 Intrasoft S.A.........................................      28,490         165,899
 Ionian Hotel Enterprises..............................       7,908          63,229
 K. I. Sarantopoulos S.A...............................       8,380          33,576
 Karelia Cigarette Co..................................       2,160          94,238
 *Kathimerini S.A......................................       8,500          40,111
 Katselis Sons S.A.....................................       4,950          29,970
 *Kekrops Hotel Touristing Building....................       1,644          68,856
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................       1,610          24,656
 *Klonatex S.A.........................................      15,654          47,668
 Lambrakis Press S.A...................................      60,020         231,931
 *Lampsa Hotel Co......................................       5,027          16,829
 Lavipharm S.A.........................................      19,646          42,681
 Light Metals Industry.................................      28,662          70,690
 Mailis (M.J.) S.A.....................................      42,735         200,144
 *Maritime Company of Lesvos S.A.......................      20,053          26,068
 Metka S.A.............................................       4,670          19,959
 Michaniki S.A.........................................      27,890          59,102
 Minoan Lines S.A......................................      35,463          77,676
 *Mochlos S.A..........................................      14,520          23,012
 Mytilineos Holdings S.A...............................      30,390         140,163
 N.B.G. Real Estate Development Co.....................      82,840         436,652
 *Naoussa Spinning Mills S.A...........................      34,340          74,299
 National Investment Bank for Industrial Development...      18,173         136,243
 Nikas S.A.............................................      11,127          34,279
 *Notos Com.Holdings S.A...............................      25,657          43,861
 Pantechniki S.A.......................................       7,926          28,793
 Pegasus Publishing & Printing S.A.....................      23,430          50,485
 Petzetakis S.A........................................      16,985          71,381
 *Proodeftiki Technical Co.............................      13,307          22,156
 *Sanyo Hellas S.A.....................................      25,541          38,433
 *Sarantis S.A.........................................      25,624          70,727
 Selected Textile Industry Assoc. S.A..................      21,870          42,255
 Shelman...............................................      18,635          37,332
 Silver and Baryte Ores Mining Co. S.A.................      14,970         128,224
 Singular S.A..........................................      54,600         194,458
 Spyroy Agricultural House S.A.........................      14,788          48,718
 *Stabilton S.A........................................      27,530          16,913
 *Strintzis Shipping Lines S.A.........................      52,500          74,792
 TEB S.A. (Volos Technical Co.)........................      17,633          40,820
 Technical Olympic S.A.................................      62,500         126,879
 Telesis Investment Bank S.A...........................      20,860         125,555
 Terna Tourist Technical & Maritime S.A................       6,287          29,780
 Themeliodomi..........................................      15,450          69,332
 Thrace Plastics Co. S.A...............................      15,015          26,203
 Tiletipos S.A.........................................      26,418          97,851
 Uncle Stathis S.A.....................................       5,499          27,908
 *Unisystems S.A.......................................      18,900          66,976

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Veterin...............................................       8,354    $     40,613
 Vioter S.A............................................      18,695          28,292
                                                                       ------------
TOTAL -- GREECE
  (Cost $11,196,962)...................................                  11,077,593
                                                                       ------------

FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)

                                                            ------           ------
 *4F-Secure Corp.......................................      38,176          41,129
 Alandsbanken AB Series B..............................       1,700          23,749
 *Aldata Solutions Oyj.................................      17,571          32,385
 *Alma Media Oyj.......................................       1,074          15,300
 Amer-Yhtymae Oyj Series A.............................      17,020         447,049
 *Aspocomp Group P.L.C.................................       2,738          29,864
 *Benefon Oy...........................................       1,900           4,162
 *Capman Oyj Series B..................................      12,485          25,234
 *Comptel Oyj..........................................      24,621          68,397
 *Eimo Oyj.............................................      14,835          27,342
 *Elcoteq Network Corp.................................       2,200          19,588
 *Eq Online Oyj........................................       7,100          10,747
 *Evox Rifa Group Oyj..................................      51,210           5,472
 Finnair Oyj...........................................      77,910         260,135
 Finnlines Oyj.........................................      18,280         374,350
 *Finvest Oyj..........................................      51,210           6,839
 Fiskars Oy AB Series A................................       8,550          64,708
 HK Ruokatalo Oy Series A..............................      11,400          33,496
 Hartwall Oyj Series A.................................      13,494         275,138
 Huhtamaki Van Leer Oyj................................       6,300         199,133
 Instrumentarium Oy....................................      27,200       1,138,258
 *J.W. Suominen Yhtyma Oy..............................      11,970          63,947
 *Jaakko Poyry Group Oyj...............................       3,700          52,710
 *Jippii Group Oyj.....................................      18,360           4,577
 *Jot Automation Group Oyj.............................      20,850           8,911
 KCI Konecranes International Oyj......................      13,800         350,185
 #Kemira Oyj...........................................     118,400         701,047
 Kesko Oyj.............................................      13,400         122,890
 Kone Corp.............................................       4,980         368,028
 Laennen Tehtaat Oy....................................       3,930          40,940
 Lassila & Tikanoja Oyj................................      11,970         191,841
 Lemminkainen Oy.......................................      13,100         151,631
 Martela Oy............................................         530          11,278
 Metra Oyj Series B....................................       9,600         177,790
 Metsaemarkka Oyj Series B.............................         700           2,961
 Metsa-Serla Oyj Series B..............................      24,200         149,537
 New Kyro Corp. Oyj....................................      36,470         181,194
 Nokian Renkaat Oyj....................................       9,700         303,060
 Nordic Aluminium Oy...................................       1,900          11,216
 Novo Group Oyj........................................      31,600          70,902
 Okobank Class A.......................................      31,940         400,985
 Olvi Oyj Series A.....................................         410           7,137
 Orion-Yhtyma Oyj Series B.............................      12,700         227,286
 Outokumpu Oyj Series A................................      21,100         222,625
 #Oy Stockmann AB Series B.............................      24,300         289,924
 PK Cables Oyj.........................................       4,760          24,582
 Partek Oyj............................................      44,870         363,556
 *Perlos P.L.C. Warrants 04/04/04......................      14,045         145,687
 Pohjola Group Insurance Corp. Series A................       9,415         166,401
 *Pohjola Series C.....................................         115               0
 *Polar Real Estate Corp. Series K.....................     126,010          40,391
 Ponsse Oyj............................................       4,900          40,356
 Raisio Group P.L.C. Series V..........................     118,423          98,060
 Rakentajain Koneuvokrammo Oy..........................       5,700          24,614
 Rapala VMC Oyj........................................      20,000          57,875
                                                            SHARES           VALUE+
                                                            ------           ------
 Rautaruukki Oy Series K...............................      37,400    $    136,530
 Rocla Oy..............................................       1,300           7,987
 Sampo Insurance Co., Ltd..............................         810           6,347
 *Silja Oy AB Series A.................................      44,020          64,671
 *Sponda Oyj...........................................      22,135          92,236
 *Stonesoft Corp.......................................      11,279          20,788
 *Talentum Oyj.........................................      18,300          78,700
 Tamro Oyj.............................................     105,620         337,609
 *Tecnomen Holding Oyj.................................      36,470          57,151
 *Teleste Corp. Oyi....................................       4,518          50,244
 #Uponor Oyj Series A..................................      32,500         542,573
 Vaisala Oy Series A...................................      12,650         307,487
 Viking Line AB........................................       3,240          66,322
 Yit-Yhtymae Oyj.......................................      26,854         322,787
                                                                       ------------
TOTAL -- FINLAND
  (Cost $10,381,662)...................................                  10,268,031
                                                                       ------------

NORWAY -- (4.2%)
COMMON STOCKS -- (4.2%)

                                                            ------           ------
 Aker Maritim ASA......................................      44,230         340,258
 *Aktiv Kapital ASA....................................       3,200          42,813
 Arendals Fosse Kompani ASA............................         100           4,460
 *Avantor Financial Corp...............................      13,270          63,618
 Awilco ASA Series A...................................      50,950         105,089
 Bergesen Dy ASA Series A..............................      19,300         342,135
 Blom ASA..............................................       7,970           5,509
 Bonheur ASA...........................................       9,800         144,226
 *Braathens S.A.F.E. ASA...............................      19,320          56,866
 *C. Tybring-Gjedde ASA................................      49,104          10,402
 *Choice Hotel Scandinavia ASA.........................      27,740          61,856
 *Corrocean ASA........................................      15,700          11,465
 *Den Norske Oljeselkapet..............................      36,420          54,411
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................      47,130         104,041
 *EDB Elektronisk Data Behandling ASA..................      54,917         309,201
 Ekornes ASA...........................................      28,690         246,300
 Elkem ASA.............................................      21,150         353,707
 #*Eltek ASA...........................................       7,338          38,616
 Farstad Shipping ASA..................................      41,190         206,655
 *Fred Olsen Energy ASA................................      25,900         125,612
 Ganger Rolf ASA.......................................       5,490          82,632
 *Gresvig ASA..........................................       4,590           3,582
 #Hafslund ASA.........................................      58,700         219,243
 *Hydralift AS.........................................      15,540         114,350
 *Industrifinans Naeringseiendom ASA...................       7,582           9,299
 #*Infocus Corp........................................      10,455         237,792
 *Kenor ASA............................................      39,200          10,620
 *Kongsberg Gruppen ASA................................      25,800         277,581
 #*Kvaerner ASA........................................      31,900          30,764
 *Kverneland ASA.......................................       8,800         105,471
 *Leif Hoegh & Co. ASA.................................      31,175         274,585
 *Merkantildata ASA....................................      63,801          75,401
 #Nera ASA.............................................     111,753         241,715
 *Nordic Vlsi..........................................       5,000          39,022
 Nordlandsbanken ASA...................................       5,830         142,349
 #*Ocean Rig ASA.......................................      40,476          43,097
 Odfjell ASA Series A..................................      14,510         218,395
 *Olav Thon Eiendomsselskap ASA........................       8,320         156,302
 *Pan Fish ASA.........................................      55,948          93,566
 *Petroleum Geo Services ASA...........................      35,100         271,978
 *Petrolia Drilling ASA................................      26,706          11,642
 *Prosafe ASA..........................................      23,630         316,146

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Reitan Narvesen Asa..................................      45,500    $    337,346
 #Rieber and Son ASA Series A..........................      23,584         126,212
 *Scana Industrier ASA.................................      74,400           4,811
 Schibsted ASA.........................................      28,800         277,748
 *Sensonor ASA.........................................      28,539          22,655
 *Sinvest ASA..........................................     100,393          10,745
 Smedvig ASA Series A..................................      57,680         469,451
 *Software Innovation ASA..............................       4,199          26,451
 *Solstad Offshore ASA.................................      12,000          53,516
 Steen and Stroem ASA..................................      19,512         206,665
 *Stento Asa...........................................       1,225          12,565
 *Tandberg ASA.........................................      35,240         785,793
 Tandberg Data ASA.....................................      35,250          34,192
 #*Tandberg Television ASA.............................      47,030         156,779
 *Tgs-Nopec Geophysical Co. ASA........................       9,200         127,703
 *Unit 4 Agresso NV....................................       4,620          36,056
 Veidekke ASA..........................................      15,936          90,613
 #Visual Management Applications ASA...................      24,693         203,727
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................      12,800          92,761
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,099,124)...................................                   8,678,561
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Kvaerner ASA Rights 01/22/02
   (Cost $0)...........................................      56,091           4,065
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $2,541).......................................                       2,548
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,101,665)...................................                   8,685,174
                                                                       ------------

BELGIUM -- (3.6%)
COMMON STOCKS -- (3.6%)

                                                            ------           ------
 *Abfin SA.............................................       2,560               0
 Ackermans & Van Haaren SA.............................       4,680         123,759
 *Afrifina.............................................       3,480         198,150
 BMT NV................................................       2,040         170,739
 Banque Nationale de Belgique..........................         710       1,106,293
 Barco (New) NV........................................       1,700          59,637
 Bekaert SA............................................       3,100         119,432
 Belge des Betons......................................         425         196,773
 Brederode SA..........................................       2,610          43,828
 CFE (Compagnie Francois d'Entreprises)................       2,080         458,922
 Carrieres Unies Porphyre..............................          20          18,538
 *Chimique et Metallurgique Campine, Beerse............         370          19,766
 Cie Auxiliaire des Mines Auximines....................         544         232,495
 Cie Martime Belge SA..................................       1,100          50,391
 City Hotels SA........................................       1,290          25,269
 Cofinimmo SA..........................................       4,763         411,364
 Commerciale de Brasserie SA COBRHA....................         115          40,957
 Creyf's SA............................................      20,168         362,734
 D'Ieteren SA..........................................         770         126,834
 Deceuninck SA.........................................      63,700       1,061,175
 Engrais Rosier SA.....................................         655          41,990
 Floridienne NV........................................       2,033         119,469
 Glaces de Charleroi...................................          70         258,031
 Glaverbel SA..........................................         700          89,127
 Immobel (Cie Immobiliere de Belgique SA)..............       4,600         204,787
                                                            SHARES           VALUE+
                                                            ------           ------
 *Intercomfina SA......................................      11,000    $         98
 *Ion Beam Application SA..............................       2,600          42,781
 Koramic Building Products SA..........................         700          18,848
 Metiers Automatiques Picanol..........................         403         114,823
 *Mobistar SA..........................................       8,700         142,144
 *Omega Pharma SA......................................       2,600         117,717
 *Ontex NV.............................................         900          41,630
 *Papeteries de Catala SA..............................         315          46,277
 Plantations Nord-Sumatra SA...........................         650          83,918
 Recticel SA...........................................       8,450          67,262
 *Roularta Media Groep.................................       1,300          22,455
 *SA Finspa Bonus Shares...............................         325           2,894
 SABCA (Sa Belge de Constructions Aeronautiques).......       4,165         118,669
 SCF SA................................................       2,470          14,295
 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................       1,545          93,474
 *Sait Radioholland....................................       6,088          71,498
 Sapec SA..............................................       3,635         124,606
 *Sapec SA VVPR........................................          75              33
 Sidro.................................................       4,040         372,662
 Sioen Industries......................................       1,400          14,335
 *Spector Photo Group SA...............................       3,688          34,807
 Surongo SA............................................          20           4,463
 Telindus Group SA.....................................      17,240         122,801
 *Ter Beke NV..........................................       2,281          60,929
 #Tessenderlo Chemie...................................       3,200          75,789
 UNIBRA................................................       1,600         101,503
 Union Miniere SA......................................       3,300         130,017
 *VPK Packaging Group SA...............................          65           1,197
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,816,759)....................................                   7,582,385
                                                                       ------------

DENMARK -- (3.5%)
COMMON STOCKS -- (3.5%)

                                                            ------           ------
 AS Dampskibsselsk Torm................................      12,700          69,961
 Aarhus Oliefabrik A.S. Aeries A.......................       1,600          47,519
 *Alm. Brand A.S.......................................       8,175          87,130
 Amagerbanken A.S......................................       1,050          57,841
 Amtssparekassen Fyn A.S...............................         968          46,369
 Bang & Olufsen Holding A.S. Series B..................       8,567         200,058
 Brodrene Hartmann A.S. Series B.......................       2,865          42,201
 *Bryggerigruppen A.S..................................       2,072          49,130
 #Christian Hansen Holding A.S. Series B...............       6,720         166,986
 Codan A.S.............................................       8,000         116,880
 Coloplast A.S. Series B...............................       4,374         288,094
 D'Hooge Schouw NV.....................................       4,000          65,146
 DFDS A.S., Copenhagen.................................       4,000          58,201
 Dalhoff, Larsen & Hornemann A.S. Series B.............         670          13,640
 Dampskibsselskabet Norden A.S.........................       1,770          56,171
 Danske Traelastkompagni A.S...........................      28,340         313,931
 *East Asiatic Co., Ltd................................      15,633         350,087
 *Edb Gruppen A.S......................................       1,810          23,410
 FLS Industries........................................      39,980         337,539
 Fimiston Resources & Technology Ltd...................         400           2,251
 Fluegger A.S. Series B................................       1,638          28,051
 *Foras Holding A.S. Series A..........................       7,082          30,532
 Forstaedernes Bank....................................       1,750          38,561
 Glunz & Jensen A.S....................................       1,470          15,139

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Gn Great Nordic.......................................       7,500    $     44,908
 Henriksen Og Henriksen Holding A.S. Series B..........         770          58,951
 Hoejgaard Holding A.S. Series B.......................       1,700          34,405
 *I-Data International A.S.............................       2,327           5,155
 IC Co. A.S............................................       3,510          17,024
 *Incentive A.S........................................       3,575           4,709
 *Junckers (F.) Industrier A.S.........................         860           6,694
 *Jyske Bank A.S.......................................      15,270         321,843
 Kjobenhavns Sommer Tivoli A.S.........................         190          30,672
 Koebenhavns Lufthavne.................................       6,900         447,032
 Korn-Og Foderstof Kompagnet A.S.......................       8,498         147,563
 *NTR Holdings A.S.....................................       1,130           6,766
 Naestved Diskontobanken...............................         230          20,658
 *Navision Software A.S................................      15,076         404,414
 *Neg Micon A.S........................................      11,348         298,975
 *Neurosearch A.S......................................       6,650         101,935
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........      18,215         234,493
 Nordvestbank..........................................         250          21,256
 Per Aarsleff A.S. Series B............................       1,545          30,898
 *Pharmexa A.S.........................................       1,351          17,878
 Radiometer A.S. Series B..............................       5,373         169,225
 *Ringkjobing Landbobank...............................         850          61,075
 Rockwool, Ltd.........................................       3,820          54,895
 Sanistal A.S. Series B................................         936          25,781
 Sas Danmark A.S.......................................      34,300         217,702
 Satair A.S............................................       1,350          22,634
 *Simcorp A.S..........................................       1,565          42,169
 *Sjaelso Gruppen A.S..................................         714          21,804
 *Sondagsavisen A.S....................................       7,352          26,853
 Sophus Berendsen A.S..................................      14,520         299,080
 Spar Nord Holding.....................................       3,623         139,706
 *Sparkasse Regensburg.................................      10,590         259,981
 Sydbank A.S...........................................       3,142         161,796
 TK Development........................................       9,745         205,393
 *Topdanmark A.S.......................................      25,360         592,210
 VT Holdings Shares A..................................          44             827
 VT Holdings Shares B..................................       3,086          59,130
 Vest-Wood A.S.........................................       4,092          89,186
 Wessel & Vett Magasin du Nord A.S. Series C...........       2,102          95,152
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,991,329)....................................                   7,305,656
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $16,400)......................................                      16,345
                                                                       ------------
TOTAL -- DENMARK
  (Cost $9,007,729)....................................                   7,322,001
                                                                       ------------

IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)

                                                            ------           ------
 Abbey P.L.C...........................................      19,319          66,741
 Anglo Irish Bank Corp. P.L.C..........................     197,604         765,348
 *Arcon International Resources P.L.C..................     143,750           5,120
 Ardagh P.L.C..........................................      14,262          13,968
 Arnotts P.L.C.........................................       8,811          54,131
 Barlo Group P.L.C.....................................     115,775          27,832
 DCC P.L.C.............................................      34,372         368,779
 *Dragon Oil P.L.C.....................................     104,167          38,954
                                                            SHARES           VALUE+
                                                            ------           ------
 *Dunloe Ewart P.L.C...................................     235,918    $     65,117
 Fyffes P.L.C..........................................     195,858         226,704
 Glanbia P.L.C.........................................     175,508         207,837
 Green Property Co.....................................      75,732         424,809
 Greencore Group P.L.C.................................     136,960         341,449
 Heiton Holdings P.L.C.................................      33,002          83,745
 IAWS Group P.L.C......................................      59,457         443,101
 IFG Group P.L.C.......................................      16,604          49,526
 *ITG Group P.L.C......................................      10,684          33,770
 IWP International P.L.C...............................      39,611          71,595
 Independent News & Media P.L.C........................     212,518         397,364
 *Iona Technologies P.L.C..............................       9,431         195,234
 Irish Continental Group P.L.C.........................      15,838          90,251
 Jurys Hotel Group P.L.C...............................      40,376         291,194
 Kerry Group P.L.C.....................................      10,812         131,886
 Kingspan Group P.L.C..................................     114,417         328,035
 Readymix P.L.C........................................      21,436          24,430
 *Riverdeep Group P.L.C................................      77,790         223,718
 Ryan Hotels P.L.C.....................................      42,234          29,707
 United Drug P.L.C.....................................      17,367         228,855
 Waterford Wedgwood P.L.C..............................     290,658         238,092
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,237,230)....................................                   5,467,292
                                                                       ------------

AUSTRIA -- (2.3%)
COMMON STOCKS -- (2.3%)

                                                            ------           ------
 Allgemeine Sparkasse Baugesellschaft..................         670          60,848
 *Austria Email AG.....................................         715           1,146
 *Austria Haustechnik AG...............................       2,800          39,889
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................      27,880         193,625
 #BBAG Oesterreichische Brau-Beteiligungs AG...........       7,984         284,351
 BWT AG................................................      13,530         295,146
 Bank Fuer Kaernten und Steiermark AG..................         520          42,596
 Bau Holding AG........................................       4,980         132,579
 Bohler Uddeholm AG....................................       9,020         361,243
 Brau Union Goess-Reinighaus AG........................      10,720         377,021
 *Ca Immobilien Invest AG..............................       3,133          47,980
 *Constantia-Iso Holding AG............................      15,000          82,939
 *Die Erste Immobilien AG..............................       1,244         154,293
 Flughafen Wien AG.....................................      14,792         395,114
 *Immofinanz Immobilien Anlagen AG.....................     100,914         493,285
 Jenbacher AG..........................................       7,860         104,276
 Leipnik-Lundenburger Industrie AG.....................         300          22,170
 Lenzing AG............................................       3,424         222,551
 *Manner (Josef) & Co. AG..............................         870          18,591
 Mayr-Melnhof Karton AG................................       9,840         465,751
 Oberbank AG...........................................       3,555         231,066
 *Palfinger AG.........................................       1,590          32,986
 *Readymix Kies-Union AG...............................         500          12,109
 Rhi AG, Wien..........................................      18,559         120,629
 Rosenbauer International AG...........................         850          15,893
 Ubm Realitaetenentwicklung AG.........................         360          17,950
 *Uniqa Versicherungen AG..............................      19,164         108,181
 Va Technologie AG.....................................       6,807         149,641
 Voest-Alpine Stahl AG.................................       2,640          75,454
 *Vogel and Noot Waermetechnik AG......................       1,700          15,515

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Waagner Biro Bet.....................................        1,430   $          0
 Wienerberger AG.......................................        5,556         77,914
 *Wolford AG...........................................        4,100         36,943
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,016,504)....................................                   4,689,675
                                                                       ------------

EMU -- (0.7%)
INVESTMENT IN CURRENCY -- (0.7%)

                                                            ------           ------
 *Euro Currency........................................                   1,547,952
                                                                       ------------

UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)

                                                            ------           ------
 *Tullow Oil P.L.C.
   (Cost $192,954).....................................      212,968        237,117
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,604).......................................                       1,642
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,558)......................................                     238,759
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *National Oilwell, Inc. (Cost $57,188)................        4,798         98,935
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (0.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 1.48%,
   01/02/02 (Collateralized by U.S. Treasury Notes
   11.875%, 11/15/03, valued at $739,848) to be
   repurchased at $728,060
   (Cost $728,000).....................................   $      728        728,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) Cost $202,622,772)++.....                $208,406,763
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $202,655,681.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (95.9%)
COMMON STOCKS -- (95.1%)
 *ASK Corp., Yokohama..................................      64,000    $     36,389
 Achilles Corp.........................................     549,000         691,179
 Advan Co., Ltd........................................      36,000         430,717
 #Aica Kogyo Co., Ltd..................................     164,000       1,039,023
 *Aichi Corp...........................................      57,000          70,373
 Aichi Machine Industry Co., Ltd.......................     157,000         234,641
 Aichi Tokei Denki Co., Ltd............................      67,000         126,799
 Aida Engineering, Ltd.................................     160,000         450,958
 Aim Services Co., Ltd.................................       2,000          19,494
 Aiphone Co., Ltd......................................      27,400         333,832
 Airport Facilities Co., Ltd...........................      72,700         266,316
 Aisan Industry Co., Ltd...............................      23,000         166,266
 *#Aiwa Co., Ltd.......................................     116,300         276,779
 *Akai Electric Co., Ltd...............................     363,000           2,948
 #Akebono Brake Industry Co., Ltd......................     141,000         222,181
 Aloka Co., Ltd........................................      43,000         209,559
 Alps Logistics Co., Ltd...............................       5,000          19,088
 Altech Co., Ltd.......................................      14,000          70,503
 Amada Sonoike Co., Ltd................................     191,414         354,483
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          90,646
 Ando Corp.............................................     120,000         165,698
 *Ando Electronic Co., Ltd.............................      17,000          66,970
 Anest Iwata Corp......................................      74,000          88,356
 Anrakutei Co., Ltd....................................      13,000          55,964
 Aoi Advertising Promotion, Inc........................      14,000          84,717
 Aoki International Co., Ltd...........................      74,200         232,034
 Apic Yamada Corp......................................       7,000          15,067
 *#Arabian Oil Co., Ltd................................      48,300         243,235
 *#Arai-Gumi, Ltd......................................      49,300          33,637
 Araya Industrial Co., Ltd.............................      84,000          66,182
 Argo 21 Corp..........................................      13,200         229,443
 *Arisawa Manufacturing Co., Ltd.......................       8,000         136,457
 Aronkasei Co., Ltd....................................      53,000         153,254
 #Asahi Denka Kogyo KK.................................     169,000       1,000,693
 Asahi Diamond Industrial Co., Ltd.....................      68,000         293,837
 Asahi Kogyosha Co., Ltd...............................      48,000         109,945
 *Asahi Optical Co., Ltd...............................     180,000         254,395
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         618,491
 *#Asahi Soft Drinks Co., Ltd..........................      69,000         347,478
 *Asahi Tec Corp.......................................      86,000          89,412
 *Asahi Techno Glass Corp..............................      34,000          63,794
 Asanuma Corp..........................................     145,000         110,709
 Ashimori Industry Co., Ltd............................      84,000         114,624
 Asia Securities Printing Co., Ltd.....................       8,000          68,228
 *Asics Corp...........................................     333,000         256,953
 *#Atsugi Nylon Industrial Co., Ltd....................     322,000         201,388
 Aucnet, Inc...........................................      15,000         176,541
 Azel Corp., Tokyo.....................................      89,000          74,458
 Bando Chemical Industries, Ltd........................     213,000         385,808
 #Bank of Okinawa, Ltd.................................      19,300         308,040
 Bank of the Ryukyus, Ltd..............................      23,980         238,796
 *Bosch Automotive Systems Corp........................     214,000         199,893
 Bull Dog Sauce Co., Ltd...............................       9,000          50,440
 Bunka Shutter Co., Ltd................................     134,000         276,455
 *C Two-Network Co., Ltd...............................       3,000          82,362
                                                            SHARES           VALUE+
                                                            ------           ------

 #CKD Corp.............................................     113,000    $    342,353
 *CTI Engineering Co. Ltd..............................      19,000          81,793
 *Cabin Co., Ltd.......................................      67,000          44,625
 Calpis Co., Ltd.......................................     115,000         502,535
 Calsonic Corp.........................................     261,000         621,147
 Canon Aptex, Inc......................................      34,000         185,582
 Canon Electronics, Inc................................      40,000         267,066
 Canon System & Support, Inc...........................      35,000         179,100
 *Carolina Co., Ltd....................................      40,000          34,114
 Catena Corp...........................................      18,000          80,997
 Central Finance Co., Ltd..............................     180,000         570,195
 *Central Security Patrols Co., Ltd....................       5,000          28,225
 #Cesar Co.............................................      79,000          88,551
 *#Chiba Kogyo Bank, Ltd...............................      38,100         227,457
 Chino Corp............................................      70,000         112,577
 *Chisan Tokan Co., Ltd................................      64,000          36,389
 Chiyoda Co., Ltd......................................      38,000         253,095
 *#Chiyoda Corp........................................     113,000         128,497
 Chofu Seisakusho Co., Ltd.............................      25,000         302,155
 *Chori Co., Ltd.......................................     175,000         122,243
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         287,794
 Chugai Ro Co., Ltd....................................     139,000         269,836
 Chugoku Marine Paints, Ltd............................     111,000         239,823
 Chugokukogyo Co., Ltd.................................      45,000          57,385
 #Chukyo Sogo Bank, Ltd................................     118,000         423,634
 Chuo Gyorui Co., Ltd..................................      16,000          25,602
 *Chuo Paperboard Co., Ltd.............................      76,000          48,767
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         299,133
 *#Clarion Co., Ltd....................................     171,000         161,117
 Cleanup Corp..........................................      71,000         429,637
 *Co-Op Chemical Co., Ltd..............................      80,000          49,384
 *Coca Cola Central Japan Co., Ltd.....................           3          17,618
 Computer Engineering & Consulting, Ltd................       8,000          80,510
 Copyer Co., Ltd.......................................      27,000          48,467
 Cosel Co., Ltd........................................      18,000         272,524
 Credia Co., Ltd.......................................      14,000         211,622
 #D'urban, Inc.........................................     114,000         125,004
 Dai Nippon Toryo, Ltd.................................     193,000         235,145
 Dai-Dan Co., Ltd......................................      80,000         295,657
 Daido Kogyo Co., Ltd..................................      60,000          85,286
 Daido Steel Sheet Corp................................      84,000          93,473
 #Daidoh, Ltd..........................................      54,000         257,465
 Daihen Corp...........................................     205,000         243,105
 Daiho Corp............................................      96,000         118,523
 Daiichi Cement Co., Ltd...............................      33,000          49,319
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         107,866
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000          23,653
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000          80,168
 Daiken Corp...........................................     195,000         508,424
 #Daiki Co., Ltd.......................................      31,000         264,637
 Daiko Shoken Business Co., Ltd........................       6,000          17,593
 *#Daikyo, Inc.........................................     268,000         215,505
 #Daimei Telecom Engineering Corp......................      66,000         247,669
 Dainichi Co., Ltd.....................................       3,200           9,877
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         492,512
 Dainippon Shigyo Co., Ltd.............................      16,000          69,528
 Daiseki Co., Ltd......................................      24,000         389,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daiso Co., Ltd........................................     112,000    $    211,053
 *#Daisue Construction Co., Ltd........................      92,500          43,577
 Daisyo Corp...........................................      24,000         228,078
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          25,586
 Daiwa Industries, Ltd.................................      76,000         190,747
 Daiwa Kosho Lease Co., Ltd............................     101,000         244,469
 *Daiwa Seiko, Inc.....................................     145,000         109,531
 *Daiwabo Co., Ltd.....................................     262,000         195,783
 Daiwabo Information System Co., Ltd...................      22,000         145,635
 *#Dantani Corp........................................      68,000          22,645
 Danto Corp............................................      42,000         157,608
 Denki Kogyo Co., Ltd..................................      59,000         253,989
 Denyo Co., Ltd........................................      38,000         172,846
 #Deodeo Corp..........................................      71,600         329,748
 *Descente, Ltd........................................     133,000         216,057
 *Dia Kensetsu Co., Ltd................................      31,000          46,079
 Diamond Computer Service Co., Ltd.....................       8,000          46,655
 *Dijet Industrial Co., Ltd............................      34,000          40,320
 Doshisha Co., Ltd.....................................      15,000         165,332
 Dynic Corp............................................      52,000          66,312
 Eagle Industry Co., Ltd...............................      43,000         126,085
 *Eco-Tech Construction Co., Ltd.......................      68,000          35,901
 #Eiden Co., Ltd.......................................      40,000         169,921
 Eiken Chemical Co., Ltd...............................       9,000          74,272
 *Elna Co., Ltd........................................       5,000          12,427
 Enplas Corp...........................................      18,000         341,386
 *Enshu, Ltd...........................................      69,000          58,847
 *Ensuiko Sugar Refining Co., Ltd......................      23,000          42,034
 Exedy Corp............................................      71,000         320,065
 *FDK Corp.............................................      73,000         192,112
 *First Baking Co., Ltd................................      67,000          92,515
 Fontaine Co., Ltd.....................................       5,000          56,451
 Foster Electric Co., Ltd..............................      32,000          86,033
 France Bed Co., Ltd...................................     193,000         470,289
 *Fudo Construction Co., Ltd...........................     201,000         156,731
 Fuji Denki Reiki Co., Ltd.............................      81,800         235,868
 Fuji Kiko Co., Ltd....................................      51,000          78,292
 *Fuji Kisen Kaisha, Ltd...............................       8,000           9,097
 *Fuji Kosan Co., Ltd..................................     130,000          89,753
 Fuji Kyuko Co., Ltd...................................     107,000         371,106
 *#Fuji Spinning Co., Ltd., Tokyo......................     163,000          70,170
 Fujicco Co., Ltd......................................      42,000         403,913
 *Fujii & Co., Ltd.....................................      44,000             357
 *Fujiko Co., Ltd......................................      55,000             893
 Fujikura Kasei Co., Ltd...............................      15,000          54,217
 #Fujirebio, Inc.......................................      75,000         666,446
 Fujitec Co., Ltd......................................      82,000         286,397
 Fujitsu Business Systems, Ltd.........................      32,500         285,098
 Fujitsu Denso, Ltd....................................      36,000         221,353
 Fujitsu Devices, Inc..................................      14,000          93,132
 Fujitsu Kiden, Ltd....................................      16,000          51,334
 Fujiya Co., Ltd.......................................     190,000         307,109
 Fukuda Corp...........................................      65,000         172,642
 #Fukushima Bank, Ltd..................................     117,000         205,270
 *Fukusuke Corp........................................      95,000          62,502
 *Furukawa Battery Co., Ltd............................      45,000          80,778
 Furukawa Co., Ltd.....................................     208,000         199,357
 Fuso Lexel Inc........................................       8,000          38,923
 Fuso Pharmaceutical Industries, Ltd...................      78,000         300,936
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         178,385
                                                            SHARES           VALUE+
                                                            ------           ------

 Gastec Service, Inc...................................      41,000    $    184,826
 Genki Sushi Co., Ltd..................................       3,000          31,678
 Geostar Corp..........................................      10,000          52,227
 Godo Shusei Co., Ltd..................................      74,000         143,052
 *Godo Steel, Ltd......................................     245,000         167,160
 *Goldwin, Inc.........................................      47,000          60,317
 Gourmet Kineya Co., Ltd...............................      31,000         214,026
 *Graphtec Corp........................................      39,000          29,460
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         203,808
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         192,989
 Hac Kimisawa Co., Ltd.................................      41,000         270,745
 *Hakone Tozan Railway Co., Ltd........................      52,000         139,381
 *Hakuto Co., Ltd......................................      21,000         301,058
 Hakuyosha Co., Ltd....................................      57,000         160,654
 *Hanwa Co., Ltd.......................................     405,000         437,515
 #Happinet Corp........................................      15,000         150,468
 Harashin Co., Ltd.....................................       8,000          52,958
 Harima Chemicals, Inc.................................      37,000         100,678
 Harumoto Corp.........................................      32,000          55,103
 Hayashikane Sangyo Co., Ltd...........................     128,000         122,681
 Heiwado Co., Ltd......................................      49,000         363,772
 #Hibiya Engineering, Ltd..............................      60,000         326,522
 *#Hikari Tsushin, Inc.................................      32,000         287,210
 *Hirabo Corp..........................................      79,000          44,275
 Hisaka Works, Ltd.....................................      48,000         184,802
 Hitachi Electronics Engineering Co., Ltd..............      13,000          36,957
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,416
 Hitachi Koki Co., Ltd.................................     177,000         531,939
 Hitachi Medical Corp..................................      28,000         260,860
 Hitachi Metals Techno, Ltd............................      12,000          32,262
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         614,739
 #Hitachi Powdered Metal Co., Ltd......................      46,000         227,168
 *#Hitachi Seiki Co., Ltd..............................     141,000          91,621
 Hitachi Tool Engineering, Ltd.........................      30,000         109,653
 Hochiki Corp..........................................      42,000         118,376
 *Hodogaya Chemical Co., Ltd...........................     100,000         125,086
 *Hohsui Corp..........................................      56,000          36,389
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         232,724
 *Hokkaido Bank, Ltd...................................     329,000         285,934
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         168,947
 Hokkaido Gas Co., Ltd.................................      87,000         175,956
 Hokko Chemical Industry Co., Ltd......................      41,000         106,899
 *Hoko Fishing Co., Ltd................................      79,000          35,934
 *Hokuriku Electric Industry Co., Ltd..................     112,000          81,874
 Hokuriku Electrical Construction Co., Ltd.............      36,000         103,512
 Hokuriku Gas Co., Ltd.................................      26,000          69,691
 *Hokushin Co., Ltd....................................      39,900          37,270
 Homac Corp............................................      60,000         336,269
 Honen Corp............................................     128,000         195,458
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,109
 #Horiba, Ltd..........................................      54,000         386,417
 #Hosokawa Micron Corp.................................      40,000         174,145
 *Howa Machinery, Ltd..................................     181,000         105,852
 I-Net Corp............................................       5,000          23,880
 ISE Chemicals Corp....................................      17,000          49,985
 *Ichida and Co., Ltd..................................      78,000          15,839
 Ichikawa Co., Ltd.....................................      49,000         115,420
 Ichiken Co., Ltd......................................      48,000          36,648
 Ichikoh Industries, Ltd...............................     141,000         218,745

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Ichiyoshi Securities Co., Ltd.........................      36,000    $    116,963
 Idec Izumi Corp.......................................      60,000         316,775
 Ihara Chemical Industry Co., Ltd......................      80,000         143,605
 Iino Kaiun Kaisha, Ltd................................     161,000         226,234
 *#Ikegami Tsushinki Co., Ltd..........................     102,000          96,105
 Impact 21 Co., Ltd....................................      19,000         209,884
 Inaba Denki Sangyo Co., Ltd...........................      38,000         439,830
 Inaba Seisa Kusho Co., Ltd............................      12,000         168,719
 #Inabata and Co., Ltd., Osaka.........................      85,000         393,532
 Inageya Co., Ltd......................................      77,000         447,806
 Intec, Inc............................................      35,000         258,700
 *Inui Steamship Co., Ltd..............................      31,000          13,849
 *Iseki & Co., Ltd.....................................     322,000         154,310
 Ishii Hyoki Co., Ltd..................................       3,000          75,539
 #Ishii Iron Works Co., Ltd............................      52,000         178,661
 *Ishikawa Seisakusho, Ltd.............................      75,000          51,781
 Ishikawajima Transport Machinery Co., Ltd.............      16,000          33,789
 Ishizuka Glass Co., Ltd...............................      49,000          66,864
 Itochu Fuel Corp......................................     192,000       1,043,311
 *Itochu Warehouse Co., Ltd............................      15,000          19,494
 Itoki Crebio Corp.....................................      56,000         110,985
 Iuchi Seieido Co., Ltd................................      17,000         197,457
 Iwasaki Electric Co., Ltd.............................     110,000         285,016
 Iwatsu Electric Co., Ltd..............................     145,000         202,574
 *Izukyu Corp..........................................       5,000          63,761
 #Izumiya Co., Ltd.....................................     128,000         453,297
 *#Izutsuya Co., Ltd...................................     123,000         207,805
 JMS Co., Ltd..........................................      59,000         155,748
 *Jac Holdings Co., Ltd................................       5,000          31,881
 Jaccs Co., Ltd........................................      84,000         247,669
 Jamco Corp............................................      18,000          52,633
 *Janome Sewing Machine Co., Ltd.......................     224,000         123,721
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         126,223
 Japan Aviation Electronics Industry, Ltd..............     130,000         543,797
 #Japan Business Computer Co., Ltd.....................      34,000         447,384
 Japan Carlit Co., Ltd.................................      28,000         176,257
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          46,103
 Japan Digital Laboratory Co., Ltd.....................      28,100         253,347
 Japan Foundation Engineering Co., Ltd.................      49,200         168,242
 Japan Information Processing Service Co., Ltd.........      26,000         239,693
 Japan Kenzai Co., Ltd.................................       4,000          16,570
 Japan Maintenance Co., Ltd............................      27,000          84,433
 *Japan Metals & Chemicals Co., Ltd....................     201,000          78,365
 Japan Oil Transportation Co., Ltd.....................      45,000          73,833
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         155,764
 Japan Pulp and Paper Co., Ltd.........................      99,000         292,700
 *#Japan Steel Works, Ltd..............................     546,000         545,487
 #Japan Storage Battery Co., Ltd.......................      63,000         134,581
 Japan Transcity Corp..................................      90,000         165,210
 Japan Vilene Co., Ltd.................................     101,000         185,403
 Japan Wool Textile Co., Ltd...........................     138,000         612,010
 Jastec Co., Ltd.......................................       5,000         140,112
 #Jeans Mate Corp......................................       9,800          77,212
 #Jeol, Ltd............................................      97,000         464,059
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          15,433
 Joban Kosan Co., Ltd..................................     101,000         127,157
                                                            SHARES           VALUE+
                                                            ------           ------

 Joint Corp............................................       5,000    $    148,235
 #Joshin Denki Co., Ltd................................      98,000         131,340
 Jsp Corp..............................................      16,000          72,777
 *#Jujiya Co., Ltd.....................................     161,000          70,616
 Juken Sangyo Co., Ltd.................................      86,000         573,493
 #Juki Corp............................................     153,000         223,692
 K.R.S. Corp...........................................       8,000          73,589
 KTK Telecommunications Engineering Co., Ltd...........      43,050         185,326
 Kabuki-Za Co., Ltd....................................       5,000         161,637
 #Kaga Electronics Co., Ltd............................      33,000         354,350
 Kagawa Bank, Ltd......................................      68,350         349,756
 Kahma Co., Ltd........................................      46,000         212,970
 *Kakuei (L.) Corp.....................................     100,000             812
 Kameda Seika..........................................       9,000          37,355
 Kamei Corp............................................      59,000         265,011
 Kanaden Corp..........................................      50,000         164,886
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         421,067
 #Kanamoto Co., Ltd....................................      43,000         159,265
 *#Kanematsu Corp......................................     402,500         624,433
 Kanematsu Electronics, Ltd............................      38,000         215,748
 *Kanematsu-NNK Corp...................................      60,000          92,108
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         481,498
 Kanto Bank, Ltd.......................................      19,100         180,736
 #Kanto Denka Kogyo Co., Ltd...........................      83,000         180,001
 Kanto Natural Gas Development Co., Ltd................     104,000         425,746
 *Kanto Special Steel Works, Ltd.......................      84,000          34,797
 *Kasai Kogyo Co., Ltd.................................      28,000          40,027
 Kasei (C.I.) Co., Ltd.................................      46,000         158,794
 Kasumi Co., Ltd.......................................     132,000         399,916
 Katakura Chikkarin Co., Ltd...........................      17,000          44,876
 #Katakura Industries Co., Ltd.........................      49,000         299,694
 Kato Sangyo Co., Ltd..................................      17,000          77,326
 Kato Spring Works Co., Ltd............................       8,000           9,812
 Kato Works Co., Ltd...................................      82,000          87,917
 Katsumura Construction Co., Ltd.......................      48,600          44,212
 Kawada Industries, Inc................................      76,000         121,609
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000          89,257
 *Kawashima Textile Manufacturers, Ltd.................     126,000         130,999
 *Kawasho Corp.........................................     222,000         187,531
 Kawasho Gecoss Corp...................................      52,000         131,356
 Kawasumi Laboratories, Inc............................      11,000         115,525
 Kayaba Industry Co., Ltd..............................     321,000         508,424
 Keihin Co., Ltd.......................................     100,000         119,400
 Keiyo Co., Ltd........................................     104,900         592,171
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         207,122
 *Kenwood Corp.........................................     201,000         143,670
 Key Coffee, Inc.......................................      33,000         397,236
 *Kibun Food Chemifa Co., Ltd..........................       8,000          33,529
 *Kimmon Manufacturing Co., Ltd........................      41,000          39,296
 Kimura Chemical Plants Co., Ltd.......................      27,000          35,308
 *Kinki Nippon Tourist Co., Ltd........................     133,000         265,750
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................     101,000          72,192
 Kinseki, Ltd..........................................      56,000         250,626
 *#Kinsho-Mataichi Corp................................      42,000          35,820
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          45,843
 Kioritz Corp..........................................      96,000         107,606
 Kishu Paper Co., Ltd..................................     125,000         155,342
 Kitagawa Iron Works Co., Ltd..........................     124,000         118,848

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Kita-Nippon Bank, Ltd.................................       6,806    $    291,885
 Kitano Construction Corp..............................     116,000         160,175
 Kitz Corp.............................................     234,000         300,303
 Koa Corp..............................................      38,000         324,085
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         205,270
 *Kobayashi Yoko Co., Ltd..............................       6,000          80,412
 Koito Industries, Ltd.................................       8,000          18,519
 *Kokune Corp..........................................      42,000          19,445
 Kokusai Kogyo Co., Ltd................................      60,000         227,591
 Komai Tekko, Inc......................................      53,000         115,371
 *Komatsu Construction Co., Ltd........................      29,000          27,795
 *Komatsu Electronics Metals Co., Ltd..................      13,000          43,081
 Komatsu Forklift Co., Ltd.............................     153,000         190,138
 Komatsu Seiren Co., Ltd...............................      75,000         162,652
 Komatsu Wall Industry Co., Ltd........................      14,000         134,865
 Komatsu Zenoah Co.....................................      73,000         152,978
 Konaka Co., Ltd.......................................      27,000         164,699
 Kondotec, Inc.........................................       1,500           6,104
 Konishi Co., Ltd......................................      28,000         231,749
 Kosaido Co., Ltd......................................      34,000         301,294
 *Kosei Securities Co., Ltd............................     137,000         152,450
 Krosaki Corp..........................................      96,000          94,350
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         201,323
 Kurabo Industries, Ltd................................     374,000         610,596
 Kurimoto, Ltd.........................................     204,000         444,070
 Kuroda Electric Co., Ltd..............................      18,000         241,968
 *Kyoden Co., Ltd......................................      17,000          47,224
 Kyodo Printing Co., Ltd...............................     132,000         379,545
 Kyodo Shiryo Co., Ltd.................................     145,000         114,242
 Kyoei Sangyo Co., Ltd.................................      44,000          95,065
 Kyoei Tanker Co., Ltd.................................      53,000          50,798
 Kyokuto Boeki Kaisha, Ltd.............................      36,000          88,015
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         209,363
 Kyokuyo Co., Ltd......................................     167,000         191,259
 Kyoritsu Maintenance Co., Ltd.........................       3,000          72,736
 Kyosan Electric Manufacturing Co., Ltd................      94,000         180,188
 *Kyowa Electronic Instruments Co., Ltd................      30,000          57,020
 Kyowa Leather Cloth Co., Ltd..........................      32,000         125,540
 #Kyudenko Corp........................................     122,000         436,013
 *#Kyushu Bank, Ltd....................................     192,000         394,556
 #Laox Co., Ltd........................................      21,000          43,837
 #Life Corp............................................      83,000         588,544
 *Lonseal Corp.........................................      18,000          11,404
 #MR Max Corp..........................................      56,300         133,987
 Maeda Road Construction Co., Ltd......................      88,000         319,504
 Maezawa Industries, Inc...............................      27,700         166,719
 Maezawa Kaisei Industries Co., Ltd....................      20,600         218,356
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          60,106
 Magara Construction Co., Ltd..........................      61,000          56,979
 #Makino Milling Machine Co., Ltd......................      82,000         254,427
 *Mamiya-Op Co., Ltd...................................      26,000          29,777
 Mars Engineering Corp.................................       7,000         150,956
 Marubun Corp..........................................      37,800         236,719
 *Marudai Food Co., Ltd................................     232,000         229,898
 *Maruei Department Store Co., Ltd.....................      72,000          90,062
 #Maruetsu, Inc........................................     189,000         511,202
 Maruha Corp...........................................     434,000         433,592
 #Marusan Securities Co., Ltd..........................     117,000         364,925
 Maruwa Co., Ltd.......................................      13,000         188,059
                                                            SHARES           VALUE+
                                                            ------           ------

 *Maruwn Corp..........................................      44,000    $     67,546
 Maruyama Manufacturing Co., Inc.......................      73,000          74,710
 *#Maruzen Co., Ltd....................................     179,000         456,530
 Maruzen Co., Ltd......................................       5,000          14,214
 Maruzen Showa Unyu Co., Ltd...........................     175,000         321,243
 #Maspro Denkoh Corp...................................      27,000         269,746
 Matsuda Sangyo Co., Ltd...............................      19,000         183,494
 Matsui Construction Co., Ltd..........................      40,000         101,043
 Matsuo Bridge Co., Ltd................................      37,000          59,806
 Matsuya Co., Ltd......................................      74,000         248,839
 Matsuya Foods Co., Ltd................................      16,000         296,307
 Matsuzakaya Co., Ltd..................................     123,000         292,725
 Meiden Engineering Co., Ltd...........................      31,000         148,308
 *#Meidensha Corp......................................     296,000         564,997
 Meiji Shipping Co., Ltd...............................      47,000          61,081
 Meiko National Securities Co., Ltd....................      99,000         236,412
 *Meisei Industrial Co., Ltd...........................      29,000          47,817
 Meito Sangyo Co., Ltd.................................      38,000         534,895
 Meito Transportation Co., Ltd.........................       5,000          49,141
 *Meiwa Estate Co., Ltd................................      22,000         236,054
 *Meiwa Trading Co., Ltd...............................      55,000          98,282
 Melco, Inc............................................      10,000          93,002
 Mercian Corp..........................................     212,000         416,714
 *Milbon Co., Ltd......................................       8,000         190,390
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         354,057
 Miroku Jyoho Service Co., Ltd.........................       3,000          14,352
 #Misawa Homes Co., Ltd................................     190,000         452,176
 Misawa Resort Co., Ltd................................      40,000          66,604
 *Misawavan Corp.......................................      43,000          94,302
 Mito Securities Co., Ltd..............................      35,000          85,001
 Mitsuba Corp..........................................      67,000         244,347
 #Mitsubishi Cable Industries, Ltd.....................     270,000         350,889
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         142,549
 Mitsubishi Pencil Co., Ltd............................      61,000         357,729
 Mitsubishi Plastics, Inc..............................     310,000         417,981
 *Mitsubishi Shindoh Co., Ltd..........................      82,000          84,587
 Mitsubishi Steel Manufacturing Co., Ltd...............     253,000         180,838
 Mitsuboshi Belting, Ltd...............................     153,000         366,606
 *#Mitsui Construction Co., Ltd........................     157,000          86,715
 *Mitsui High-Tec, Inc.................................      38,000         306,184
 Mitsui Home Co., Ltd..................................      97,000         309,636
 Mitsui Matsushima Co., Ltd............................      90,000          97,226
 *Mitsui Mining Co., Ltd...............................     225,000         155,342
 Mitsui Sugar Co., Ltd.................................     116,000         191,267
 Mitsui-Soko Co., Ltd..................................     204,000         430,814
 Mitsumura Printing Co., Ltd...........................      23,000          53,243
 Mitsuuroko Co., Ltd...................................      76,000         422,854
 Miura Co., Ltd........................................      31,000         438,124
 Miura Printing Corp...................................      16,000          52,893
 Miyaji Iron Works Co. Ltd.............................      90,000         133,046
 Miyoshi Oil & Fat Co., Ltd............................     120,000         219,306
 Miyuki Keori Co., Ltd.................................      50,000         155,139
 Mizuno Corp...........................................     120,000         314,826
 Mkc-Stat Corp.........................................      41,000         361,327
 Morinaga & Co., Ltd...................................     220,000         398,487
 Morishita Jinton Co., Ltd.............................       8,800         110,790
 Morita Corp...........................................      72,000         201,177
 Moritex Corp..........................................       4,000          46,623
 Morozoff, Ltd., Osaka.................................      50,000          81,631
 Mory Industries, Inc..................................      66,000          91,134

114
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
                                                            SHARES           VALUE+
                                                            ------           ------
 #Mos Food Services, Inc...............................      47,000    $    307,313
 *Mutoh Industries, Ltd................................      61,000         101,076
 Mutow Co., Ltd........................................      38,000         144,758
 Mycal Hokkaido Corp...................................      26,000         152,052
 Myojo Foods Co., Ltd..................................      25,000          40,612
 NAC Co., Ltd..........................................      13,000          79,722
 NOF Corp..............................................      54,000         112,723
 *Nabco, Ltd...........................................     120,000         127,685
 Nachi-Fujikoshi Corp..................................     433,000         509,967
 Nagano Bank, Ltd......................................     122,000         422,139
 Nagano Japan Radio Co., Ltd...........................       6,000          13,889
 Nagatanien Co., Ltd...................................      56,000         341,143
 Naigai Clothes Co., Ltd...............................      30,000          73,346
 *Naigai Co., Ltd......................................     109,000          85,879
 Nakabayashi Co., Ltd..................................      92,000         165,893
 Nakamuraya Co., Ltd...................................      85,000         180,196
 *#Nakano Corp.........................................      66,000          29,484
 Nakayama Steel Works, Ltd.............................     206,000         195,767
 Nemic-Lambda KK.......................................       7,484          55,378
 Neturen Co., Ltd., Tokyo..............................      67,000         168,159
 Nichia Steel Works, Ltd...............................      64,900         170,268
 #Nichias Corp.........................................     237,000         442,754
 Nichiban Co., Ltd.....................................      58,000         140,388
 *Nichiboshin, Ltd.....................................       1,190             967
 Nichiha Corp..........................................      52,980         486,700
 *Nichimen Corp........................................     190,000         169,759
 Nichimen Infinity, Inc................................      15,000         166,307
 Nichimo Co., Ltd......................................      54,000          65,792
 *Nichimo Corp.........................................      85,000          40,044
 Nichireki Co., Ltd....................................      44,000         168,329
 Nichiro Corp..........................................     289,000         394,361
 Nidec Tosok Corp......................................       3,000          16,570
 Nihon Dempa Kogyo Co., Ltd............................      18,000         298,987
 Nihon Inter Electronics Corp..........................      11,000          12,330
 *Nihon Kentetsu Co., Ltd..............................      27,000          39,036
 Nihon Kohden Corp.....................................      85,000         249,927
 Nihon Matai Co., Ltd..................................      50,000          80,006
 Nihon Nohyaku Co., Ltd................................     103,000         140,551
 Nihon Nosan Kogyo KK..................................     201,000         267,748
 Nihon Parkerizing Co., Ltd............................      92,000         242,861
 *Nihon Shokuh Kako Co., Ltd...........................       4,000           9,260
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          70,958
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          62,543
 *#Niigata Engineering Co., Ltd........................     142,000           2,307
 *Nikken Chemicals Co., Ltd............................     130,000         326,278
 Nikkiso Co., Ltd......................................     107,000         497,995
 Nikko Co., Ltd., Akashi...............................      65,000         147,828
 *Nippei Toyama Corp...................................      34,000          53,852
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         333,629
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          69,731
 *Nippon Carbon Co., Ltd...............................     177,000         162,457
 #Nippon Ceramic Co., Ltd..............................      20,000         250,659
 #Nippon Chemical Industrial Co., Ltd..................     131,000         221,320
 Nippon Chemi-Con Corp.................................     113,000         345,106
 *Nippon Chemiphar Co., Ltd............................      49,000         113,430
 Nippon Chutetsukan KK.................................      44,000          60,756
 *Nippon Columbia Co., Ltd.............................      99,000         112,577
 *Nippon Concrete Industries Co., Ltd..................      65,000          53,852
 Nippon Conlux Co., Ltd................................      63,000         267,115
 *Nippon Conveyor Co., Ltd.............................      43,000          21,305
                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Denko Co., Ltd.................................     159,000    $    249,253
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         431,302
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         248,547
 Nippon Felt Co., Ltd..................................      28,000          85,058
 Nippon Fine Chemical Co., Ltd.........................      40,000         118,263
 Nippon Flour Mills Co., Ltd...........................     147,000         329,544
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000          99,906
 Nippon Gas Co., Ltd...................................      62,000         376,183
 *Nippon Hume Pipe Co., Ltd............................      43,000          47,151
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         206,391
 *Nippon Kinzoku Co., Ltd..............................      93,000          55,143
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         319,001
 Nippon Kokan Koji Corp................................      14,000          41,506
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         400,631
 *Nippon Koshuha Steel Co., Ltd........................     151,000          69,910
 *Nippon Lace Co., Ltd.................................      26,000           8,870
 *Nippon Light Metal Co., Ltd..........................     243,000         181,585
 *Nippon Metal Industry Co., Ltd.......................     282,000         162,628
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          84,717
 *Nippon Piston Ring Co., Ltd..........................     133,000          86,423
 Nippon Road Co., Ltd..................................     147,000         192,234
 Nippon Seiki Co., Ltd.................................      38,000         125,004
 Nippon Seisen Co., Ltd................................      39,000          82,678
 Nippon Sharyo, Ltd....................................     215,000         321,324
 Nippon Shinyaku Co., Ltd..............................      59,000         302,390
 Nippon Signal Co., Ltd................................     109,000         297,476
 Nippon Soda Co., Ltd..................................     129,000         356,250
 *Nippon Steel Chemical Co., Ltd.......................     241,000         281,881
 Nippon Suisan Kaisha, Ltd.............................     246,000         421,603
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         160,499
 Nippon Systemware Co., Ltd............................       6,000         239,287
 Nippon Thompson Co., Ltd..............................      54,000         284,220
 Nippon Tungsten Co., Ltd..............................       3,000           5,215
 Nippon Typewriter Co., Ltd............................      11,000          27,698
 *Nippon Valqua Industries, Ltd........................     119,000         132,420
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          86,845
 Nippon Yusoki Co., Ltd................................      49,000         100,296
 Nishimatsuya Chain Co., Ltd...........................      17,000         329,324
 *Nissan Construction Co., Ltd.........................     128,000          39,508
 *#Nissan Diesel Motor Co., Ltd........................     284,000         219,143
 Nissan Shatai Co., Ltd................................     251,000         379,204
 *Nisseki House Industry Co., Ltd......................     260,000          76,026
 Nissha Printing Co., Ltd..............................      81,000         406,593
 #Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         264,670
 Nisshin Oil Mills, Ltd................................     122,000         351,783
 Nissin Corp...........................................     150,000         248,547
 Nissin Electric Co., Ltd..............................     187,000         294,666
 Nissin Kogyo Co., Ltd.................................       6,000         175,445
 Nissin Sugar Manufacturing Co., Ltd...................      48,000          58,871
 Nissui Pharmaceutical Co., Ltd........................      13,000          62,510
 Nitsuko Corp..........................................      75,000         266,822
 Nitta Corp............................................      42,000         310,440
 Nittetsu Mining Co., Ltd..............................     147,000         260,292
 #Nitto Boseki Co., Ltd................................     364,000         351,832
 #Nitto Construction Co., Ltd..........................      19,000          60,805
 Nitto Electric Works, Ltd.............................      67,000         463,117
 Nitto Flour Milling Co., Ltd..........................      54,000         102,197
 *Nitto Kohki Co., Ltd.................................      21,000         285,877
 Nitto Seiko Co., Ltd..................................      56,000          81,419

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nitto Seimo Co., Ltd.................................      32,000    $     14,555
 #Nittoc Construction Co., Ltd.........................      61,000         139,227
 Noda Corp.............................................       1,300           4,403
 Nohmi Bosai, Ltd......................................      59,000         274,116
 Nomura Co., Ltd.......................................       6,000          19,055
 O-M, Ltd..............................................      46,000          38,110
 *OKK Corp.............................................     101,000          66,450
 OSG Corp..............................................      87,000         283,368
 Obayashi Road Corp....................................      65,000         111,927
 *Odakyu Construction Co., Ltd.........................      29,000          53,706
 Odakyu Real Estate Co., Ltd...........................      58,000         114,007
 Ohki Corp.............................................      73,000         118,588
 *Ohkura Electric Co., Ltd.............................      34,000             828
 Ohtsu Tire & Rubber Co., Ltd..........................     126,000         153,514
 Oiles Corp............................................      30,000         419,118
 Okabe Co., Ltd........................................      39,000          96,616
 Okamoto Industries, Inc...............................     212,000         456,319
 Oki Electric Cable Co., Ltd...........................      56,000          90,516
 Okinawa Electric Power Co., Ltd.......................      10,000         168,135
 Okuma and Howa Machinery, Ltd.........................      69,000          54,924
 Okuma Corp............................................     113,000         195,499
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         269,015
 Olympic Corp..........................................      20,000         287,534
 *Ono Sokki Co., Ltd...................................      43,000          75,092
 *Optec Dai-Ichi Denko Co., Ltd........................     192,333          84,360
 Organo Corp...........................................     101,000         397,057
 *Orient Watch Co., Ltd................................      12,000          14,133
 Oriental Construction Co., Ltd........................      39,000         128,294
 Oriental Yeast Co., Ltd...............................      16,000          80,185
 Origin Electric Co., Ltd..............................      54,000         166,672
 Osaka Oxygen Industries, Ltd..........................     190,000         200,624
 Osaka Securities Finance Co., Ltd.....................      54,000          81,143
 Osaka Steel Co., Ltd..................................      62,000         251,796
 Osaki Electric Co., Ltd...............................      56,000         224,699
 #Oyo Corp.............................................      47,000         502,389
 P.S.C. Corp...........................................      35,000         114,851
 PCA Corp..............................................       3,000          23,149
 Pacific Industrial Co., Ltd...........................      78,000         205,904
 *Pacific Metals Co., Ltd..............................     299,000         199,146
 #Parco Co., Ltd.......................................      82,000         346,341
 *Pasco Corp...........................................     111,500         249,054
 #Penta-Ocean Construction Co., Ltd....................      72,000          78,950
 #Pigeon Corp..........................................      37,000         471,833
 Pilot Corp............................................      32,000         160,110
 *Pocket Card Co., Ltd.................................      26,000         267,569
 *Pokka Corp...........................................      48,000         109,166
 Poplar Co., Ltd.......................................       3,000          33,140
 *Press Kogyo Co., Ltd.................................     143,000          72,014
 *Prima Meat Packers, Ltd..............................     230,000         115,826
 Pulstec Industrial Co., Ltd...........................       7,200          28,539
 Q'Sai Co., Ltd........................................      28,000         114,396
 #RIGHT ON Co., Ltd....................................      14,000         112,122
 Raito Kogyo Co., Ltd..................................      84,900         289,630
 Rasa Industries, Ltd..................................     119,000         184,615
 Renown Look, Inc......................................      50,000          64,980
 *#Renown, Inc.........................................     402,000         218,770
 Rheon Automatic Machinery Co., Ltd....................      40,000         120,537
 Rhythm Watch Co., Ltd.................................     344,000         357,647
 Ricoh Elemex Corp.....................................      11,000          41,636
 #Ricoh Leasing Co., Ltd...............................       4,000          61,146
 Riken Corp............................................     193,000         487,533
                                                            SHARES           VALUE+
                                                            ------           ------

 Riken Keiki Co., Ltd..................................      33,000    $    119,010
 Riken Vinyl Industry Co., Ltd.........................     123,000         319,699
 Riken Vitamin Co., Ltd................................      16,000         211,833
 #Ringer Hut Co., Ltd..................................      26,000         223,854
 Rock Field Co., Ltd...................................      11,000         268,934
 Roland Corp...........................................      15,400         165,488
 Royal Co., Ltd........................................      62,000         532,800
 *Ryobi, Ltd...........................................     238,000         286,105
 Ryoden Trading Co., Ltd...............................      80,000         207,285
 Ryoyo Electro Corp....................................      45,000         397,309
 *S Foods, Inc.........................................      28,000         138,049
 S.T. Chemical Co., Ltd................................      48,000         239,774
 SMK Corp..............................................     127,000         342,475
 SPC Electronic Corp...................................      29,000         190,561
 SRL, Inc..............................................      23,000         246,597
 SXL Corp..............................................     148,000         199,552
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          70,357
 #Sagami Chain Co., Ltd................................      37,000         292,115
 Sagami Co., Ltd.......................................      60,000         156,438
 Sailor Pen Co., Ltd...................................      16,000          27,421
 Sakai Chemical Industry Co., Ltd......................      92,000         315,346
 Sakai Heavy Industries, Ltd...........................      60,000         104,779
 *Sakai Ovex Co., Ltd..................................      85,000          48,329
 Sakata Inx Corp.......................................      92,000         197,278
 *Sakurada Co., Ltd....................................      38,000          20,680
 San-Ai Oil Co., Ltd...................................     118,000         314,371
 Sankei Building Co., Ltd..............................      97,000         267,878
 Sanki Engineering Co., Ltd............................      76,000         385,816
 Sanko Co., Ltd........................................       2,000          11,371
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          42,107
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         151,630
 Sankyo Seiki Manufacturing Co., Ltd...................      76,000         278,405
 Sankyo Seiko Co., Ltd.................................      86,000         171,140
 *Sankyu, Inc., Tokyo..................................     415,000         394,385
 Sanoh Industrial Co., Ltd.............................      53,000         163,586
 Sanshin Electronics Co., Ltd..........................      51,000         229,491
 *Sanwa Electric Co., Ltd..............................      17,000          29,273
 Sanyo Denki Co., Ltd..................................      36,000          74,564
 Sanyo Engineering & Construction, Inc.................       9,000          23,393
 #Sanyo Industries, Ltd., Tokyo........................      48,000         153,222
 #Sanyo Shokai, Ltd....................................     200,000         953,575
 Sanyo Special Steel Co., Ltd..........................     339,000         335,928
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         183,697
 *Sata Construction Co., Ltd., Gumma...................      61,000          51,529
 Sato Shoji Corp.......................................      31,000          98,956
 Satori Electric Co., Ltd..............................       2,400          13,685
 Sawafugji Electric Co., Ltd...........................      31,000          44,316
 Seika Corp............................................     145,000         176,663
 *Seikitokyu Kogyo Co., Ltd............................      86,000          66,360
 *Seiko Corp...........................................     102,407         294,455
 Seirei Industry Co., Ltd..............................      12,000          12,963
 Seiren Co., Ltd.......................................      81,000         199,349
 *Seiyo Food Systems, Inc..............................     137,000         375,005
 Sekisui Jushi Co., Ltd................................      85,000         283,067
 Sekisui Plastics Co., Ltd.............................     150,000         240,018
 *Sekiwa Real Eastate, Ltd.............................       7,000          27,064
 Senko Co., Ltd........................................     205,000         404,619
 Senshukai Co., Ltd....................................      70,000         224,017
 Shaddy Co., Ltd.......................................      27,000         314,923

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #Shibaura Engineering Works Co., Ltd..................      71,000    $    186,849
 Shibusawa Warehouse Co., Ltd..........................     119,000         218,445
 Shibuya Kogyo Co., Ltd................................      54,000         344,310
 *Shikibo, Ltd.........................................     155,000          76,798
 #Shikoku Chemicals Corp...............................      89,000         307,231
 #Shikoku Coca-Cola Bottling Co., Ltd..................      31,000         271,939
 Shimizu Bank, Ltd.....................................      12,600         547,534
 *#Shimura Kako Co., Ltd...............................      55,000         104,536
 Shin Nippon Air Technologies Co., Ltd.................      37,180         118,683
 Shinagawa Fuel Co., Ltd...............................     160,000         708,277
 Shinagawa Refractories Co., Ltd.......................     116,000         151,695
 Shindengen Electric Manufacturing Co., Ltd............      68,000         186,134
 Shin-Etsu Polymer Co., Ltd............................      68,000         213,198
 Shinkawa, Ltd.........................................      17,000         263,459
 Shinki Co., Ltd.......................................      39,000         247,085
 *Shinko Electric Co., Ltd.............................     257,000         298,508
 Shinko Shoji Co., Ltd.................................      41,000         158,185
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         256,629
 *Shinmaywa Industries, Ltd............................     168,000         277,008
 *Shinsho Corp.........................................     110,000         130,446
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         125,654
 Shinyei Kaisha........................................      54,000          61,406
 Shiroki Co., Ltd......................................     132,000         214,432
 Sho-Bond Corp.........................................      24,100         234,901
 Shobunsha Publications, Inc...........................      25,000         253,826
 *#Shochiku Co., Ltd...................................      99,000         553,236
 Shoei Co., Ltd........................................       6,000          58,969
 Shoko Co., Ltd........................................     156,000         178,661
 Shokusan Bank, Ltd....................................      28,000          90,971
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000          63,891
 *Showa Aircraft Industry Co., Ltd.....................      22,000          50,570
 #Showa Corp...........................................     117,000         880,001
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         317,791
 Showa Highpolymer Co., Ltd............................      79,000         179,027
 Showa Mining Co., Ltd.................................       8,000           9,422
 Showa Sangyo Co., Ltd.................................     282,000         531,403
 Showa Tansan Co., Ltd.................................       9,000          21,931
 *#Silver Seiko, Ltd...................................      87,000          48,052
 Sintokogio, Ltd., Nagoya..............................     108,000         263,167
 *Snow Brand Food Co., Ltd.............................       7,000           7,789
 Snow Brand Seed Co., Ltd..............................       4,000          11,371
 Soda Nikka Co., Ltd...................................      35,000          52,593
 #Sodick Co., Ltd......................................      24,000          52,244
 *Sokkisha Co., Ltd....................................      40,000         119,887
 Sonton Food Industry Co., Ltd.........................      10,000          67,010
 Sotetsu Rosen Co., Ltd................................      42,000         172,277
 Sotoh Co., Ltd........................................       5,000          22,743
 Star Micronics Co., Ltd...............................      21,000         143,280
 Subaru Enterprise Co., Ltd............................      36,000         102,635
 *Sumida Corp..........................................       5,000          72,777
 Suminoe Textile Co., Ltd..............................     142,000         179,928
 *Sumitomo Coal Mining Co., Ltd........................     181,000          76,448
 *Sumitomo Construction Co., Ltd.......................     428,000         194,679
 Sumitomo Densetsu Co., Ltd............................      50,700         192,314
 *Sumitomo Light Metal Industries, Ltd.................     493,000         332,362
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         238,215
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         199,666
                                                            SHARES           VALUE+
                                                            ------           ------

 Sumitomo Special Metals Co., Ltd......................      50,000    $    267,634
 #Sumitomo Warehouse Co., Ltd..........................     203,000         580,397
 *Sun Wave Corp........................................      88,000         144,385
 Sun-S, Inc............................................      38,300         221,185
 SunTelephone Co., Ltd.................................      65,000         170,003
 Suruga Corp...........................................       5,000          56,857
 *#Suzutan Co., Ltd....................................      62,000         102,733
 T.Hasegawa Co., Ltd...................................      18,000         207,463
 TYK Corp..............................................      67,000         107,752
 Tabai Espec Corp......................................      34,000         167,907
 Tachihi Enterprise Co., Ltd...........................       8,000         168,947
 Tachikawa Corp........................................      14,000          73,914
 Tachi-S Co., Ltd......................................      16,000          64,590
 Tadano, Ltd...........................................     206,000         284,448
 Taihei Dengyo Kaisha, Ltd.............................      66,000         150,103
 Taihei Kogyo Co., Ltd.................................     114,000         123,152
 Taiheiyo Kouhatsu, Inc................................      90,000          77,488
 Taiho Kogyo Co., Ltd..................................      30,000         227,834
 Taikisha, Ltd.........................................      97,000         594,847
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000           2,875
 *Taisei Prefab Construction Co., Ltd..................     134,000         102,310
 Taisei Rotec Corp.....................................     127,000         155,764
 Taito Co., Ltd........................................      70,000         184,786
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         442,835
 Takada Kiko Co., Ltd..................................      31,000         104,495
 Takagi Securities Co., Ltd............................      34,000          70,422
 Takamatsu Corp........................................      12,500         106,607
 Takano Co., Ltd.......................................       7,000          52,309
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         204,003
 *#Taka-Q Co., Ltd.....................................      69,500          37,258
 #Takara Co., Ltd......................................     108,000       1,021,966
 Takara Printing Co., Ltd..............................       6,000          38,598
 *Takarabune Corp......................................      52,000          34,634
 Takasago Electric Industry Co., Ltd...................      22,000         224,797
 #Takasago International Corp..........................      91,000         416,876
 *Takasaki Paper Manufacturing Co., Ltd................     157,000          63,761
 Takashima & Co., Ltd..................................      60,000          50,197
 Takigami Steel Construction Co., Ltd..................      18,000          52,049
 Takiron Co., Ltd......................................     140,000         325,223
 Tamura Corp...........................................     112,000         251,081
 *Tamura Electric Works, Ltd...........................      74,000         102,180
 *Tanseisha Co., Ltd...................................      26,000          76,026
 Tasaki Shinju Co., Ltd................................      53,000         175,640
 *Tateho Chemical Industries Co., Ltd..................      26,500          44,340
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         103,317
 Tayca Corp............................................      74,000         128,026
 Teac Corp.............................................     109,000         167,330
 Techno Ryowa, Ltd.....................................       3,400          11,737
 Tecmo, Ltd............................................      22,000         216,577
 Teijin Seiki Co., Ltd.................................     138,000         326,181
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         184,412
 *Teikoku Piston Ring Co., Ltd.........................      42,000          96,543
 Teikoku Sen-I Co., Ltd................................      39,000          82,362
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         187,961
 Teisan KK.............................................      39,000         162,189
 Tekken Corp...........................................     274,000         271,517
 Ten Allied Co., Ltd...................................      37,000         123,217

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Tenma Corp............................................      50,000    $    560,448
 Teraoka Seisakusho Co., Ltd...........................      13,000          45,932
 Tetra Co., Ltd., Tokyo................................      41,000          63,607
 The Daito Bank, Ltd...................................     114,000         313,900
 Tigers Polymer Corp...................................       4,000          12,671
 *Titan Kogyo KK.......................................      36,000          40,060
 Toa Corp..............................................     293,000         302,244
 Toa Doro Kogyo Co., Ltd...............................      85,000         169,840
 *Toa Oil Co., Ltd.....................................      67,000          64,760
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          29,647
 *Tobu Store Co., Ltd..................................      71,000         107,265
 Tochigi Bank, Ltd.....................................      60,000         314,826
 Tochigi Fuji Industrial Co., Ltd......................      51,000          79,121
 Toda Kogyo Corp.......................................      88,000         290,199
 Todentu Corp..........................................      57,000         120,375
 Toenec Corp...........................................      80,000         274,863
 Tohcello Co., Ltd.....................................       8,000          16,895
 Toho Co., Ltd.........................................      35,000         250,740
 Toho Real Estate Co., Ltd.............................      98,000         342,280
 Toho Titanium Co., Ltd................................      20,000         105,104
 #Toho Zinc Co., Ltd...................................     205,000         294,723
 Tohoku Bank, Ltd......................................      44,000          76,481
 Tohoku Misawa Homes Co. Ltd...........................      24,000         101,953
 *Tohpe Corp...........................................      36,000          28,948
 Tohto Suisan Co., Ltd.................................      54,000          88,600
 Tokai Carbon Co., Ltd.................................     186,000         350,500
 #Tokai Corp...........................................     108,000         414,927
 *Tokai Kanko Co., Ltd.................................     333,000          97,372
 Tokai Pulp Co., Ltd...................................      88,000         290,913
 *Tokai Senko KK, Nagoya...............................      47,000          29,013
 Tokai Tokyo Securities Co., Ltd.......................     366,250         547,371
 Tokico, Ltd...........................................     189,000         345,407
 *Tokimec, Inc.........................................     119,000          99,557
 Tokin Corp............................................      56,000         250,626
 Toko Electric Corp....................................      39,000          89,964
 Toko, Inc.............................................      81,000         207,902
 Tokushima Bank, Ltd...................................      61,200         350,451
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         444,622
 Tokyo Biso Kogyo Corp.................................       5,000          24,489
 Tokyo Denki Komusho Co., Ltd..........................      57,000         158,802
 Tokyo Denpa Co., Ltd..................................      11,000         150,103
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         396,700
 Tokyo Leasing Co., Ltd................................      29,000         141,330
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000          63,964
 Tokyo Rakutenchi Co., Ltd.............................      92,000         272,004
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         220,687
 Tokyo Sangyo Co., Ltd.................................      36,500          87,755
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         213,121
 #Tokyo Tatemono Co., Ltd..............................     244,000         386,466
 *#Tokyo Tekko Co., Ltd................................      67,000         102,310
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         106,469
 Tokyo Tungsten Corp...................................      18,000         197,375
 Tokyotokeiba Co., Ltd.................................     422,000         394,182
 *Tokyu Car Corp.......................................     213,000         114,185
 Tokyu Community Corp..................................      19,000         232,416
 *#Tokyu Construction Co., Ltd.........................     356,000         190,845
 Tokyu Corp............................................      60,480         233,833
 *#Tokyu Department Store Co., Ltd.....................     406,000         385,832
 Tokyu Recreation Corp.................................      18,000          98,249
 Tokyu Store Chain Corp................................     175,000         471,914
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tokyu Tourist Corp...................................      38,000    $     35,495
 Toli Corp.............................................     101,000         167,355
 Tomato Bank, Ltd......................................     128,000         320,219
 Tomen Electronics Corp................................      10,000         334,645
 Tomoe Corp............................................      56,000          90,971
 *Tomoegawa Paper Co., Ltd.............................      55,000         138,934
 Tomoku Co., Ltd.......................................     185,000         318,562
 Tomy Co., Ltd.........................................      17,000         265,807
 Tonami Transportation Co., Ltd........................     173,000         333,028
 Topcon Corp...........................................      68,000         185,029
 Topre Corp............................................      85,000         289,281
 Topy Industries, Ltd..................................     325,000         467,243
 Torigoe Co., Ltd......................................      21,000          64,305
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         189,700
 Toshiba Ceramics Co., Ltd.............................     134,000         276,455
 Toshiba Chemical Corp.................................      27,000          37,282
 Toshiba Engineering & Construction Co., Ltd...........     101,000         191,966
 *Toshiba Machine Co., Ltd.............................     294,000         575,507
 Toshiba Tungaloy Co., Ltd.............................     124,000         279,997
 Tosho Printing Co., Ltd...............................      94,000         167,209
 Totenko Co., Ltd......................................      35,000          71,356
 Totetsu Kogyo Co., Ltd................................      53,000          79,641
 Totoku Electric Co., Ltd., Tokyo......................      62,000          69,496
 Tottori Bank, Ltd.....................................     127,000         354,853
 *#Towa Corp...........................................      28,000         225,154
 *#Towa Real Estate Development Co., Ltd...............     160,000          75,376
 Toyo Bussan Co., Ltd..................................      11,000          52,804
 #Toyo Chemical Co., Ltd...............................      52,000         126,288
 #Toyo Communication Equipment Co., Ltd................      79,000         286,186
 *Toyo Construction Co., Ltd...........................     290,000         157,819
 *Toyo Electric Co., Ltd...............................      67,000          50,611
 *#Toyo Engineering Corp...............................     247,000         306,955
 *Toyo Kanetsu KK......................................     206,000         148,917
 Toyo Kohan Co., Ltd...................................     140,000         301,343
 #Toyo Radiator Co., Ltd...............................     104,000         236,525
 Toyo Securities Co., Ltd..............................     113,000         178,060
 *#Toyo Shutter Co., Ltd...............................      77,000          28,770
 *Toyo Sugar Refining Co., Ltd.........................      60,000          40,937
 Toyo Tire & Rubber Co., Ltd...........................     307,000         476,276
 Toyo Umpanki Co., Ltd.................................     146,000         367,622
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         148,559
 Tsubaki Nakashima Co., Ltd............................      47,000         399,315
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          58,254
 *Tsudakoma Corp.......................................     101,000          68,090
 Tsugami Corp..........................................     124,000         165,178
 *Tsukamoto Co., Ltd...................................      44,000          42,886
 Tsukishima Kikai Co., Ltd.............................      60,000         324,085
 *Tsumura & Co.........................................     124,000         522,728
 Tsurumi Manufacturing Co., Ltd........................      42,000         178,759
 Tsurumi Soda Co., Ltd.................................       7,000          18,194
 Tsutsumi Jewelry Co., Ltd.............................      24,800         487,476
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         159,167
 *Tsuzuki Denki Co., Ltd...............................       5,000          10,437
 U-Shin, Ltd...........................................      38,000         120,375
 Ube Material Industries, Ltd..........................      16,000          14,685
 Uchida Yoko Co., Ltd..................................      72,000         276,033
 Ueki Corp.............................................      47,000          62,990

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Unicafe, Inc..........................................         200    $      2,697
 #Uniden Corp..........................................      76,000         224,699
 Unimat Offisco Corp...................................      27,700         265,490
 Unisia Jecs Corp......................................     215,000         267,188
 *#Unitika, Ltd........................................     699,000         493,950
 *Utoc Corp............................................      38,000          34,569
 Wakachiku Construction Co., Ltd.......................     194,000         159,151
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         147,374
 Wakodo Co., Ltd.......................................       2,000          58,969
 Warabeya Nichiyo Co., Ltd.............................       6,000          48,735
 Xebio Co., Ltd........................................      12,000         178,369
 Yahagi Construction Co., Ltd..........................      59,000         152,872
 Yamaichi Electronics Co., Ltd.........................      21,000         163,578
 Yamamura Glass Co., Ltd...............................     213,000         320,065
 *Yamatane Corp........................................     131,000         100,020
 Yamatane Securities Co., Ltd..........................     203,000         288,550
 Yamato Corp...........................................      36,000         169,012
 Yamato International, Inc.............................      43,000          51,342
 Yamato Kogyo Co., Ltd.................................     130,000         492,057
 Yamaura Corp..........................................      19,000          47,841
 Yamazen Co., Ltd......................................     140,000         193,314
 Yaoko Co., Ltd........................................      29,000         373,348
 Yasuda Warehouse Co., Ltd.............................      18,000          60,675
 Yellow Hat, Ltd., Tokyo...............................      44,000         291,271
 Yodogawa Steel Works, Ltd.............................     104,000         212,028
 Yokogawa Bridge Corp..................................      70,400         247,026
 *Yokohama Matsuzakaya, Ltd............................      27,000          17,764
 Yokohama Reito Co., Ltd...............................     111,000         549,970
 Yokowo Co., Ltd.......................................      28,000         192,177
 Yomeishu Seizo Co., Ltd...............................      46,000         297,038
 Yomiuri Land Co., Ltd.................................     157,000         474,383
 Yondenko Corp.........................................      58,800         203,935
 Yonekyu Corp..........................................      41,500         247,755
 Yonex Co., Ltd........................................       8,000          26,642
 Yorozu Corp...........................................      26,800          77,495
 Yoshihara Oil Mill, Ltd...............................      36,000          76,318
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         564,347
 Yuasa Corp............................................     260,000         428,702
 Yuasa Funashoku Co., Ltd..............................      33,000          45,031
 *Yuasa Trading Co., Ltd...............................     174,000         124,371
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yuken Kogyo Co., Ltd.................................      60,000    $     38,013
 *Yuki Gosei Kogyo Co., Ltd............................      14,000          44,690
 Yukiguni Maitake Co., Ltd.............................      12,000          57,507
 *Yuraku Real Estate Co., Ltd..........................      39,000          64,305
 Yurtec Corp...........................................     119,000         343,133
 *Yushin Precision Equipment Co., Ltd..................      12,000         308,978
 Yushiro Chemical Industry Co., Ltd....................      10,000          42,237
 #Zenchiku Co., Ltd....................................     126,000         153,514
 *Zenrin Co., Ltd......................................      31,600         282,336
 Zensho Co., Ltd.......................................       6,000          75,295
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $408,513,734)..................................                 188,976,874
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,488,247)...................................                   1,499,848
                                                                       ------------
TOTAL -- JAPAN
  (Cost $410,001,981)..................................                 190,476,722
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $8,277,323) to be
   repurchased at $8,155,359
   (Cost $8,154,000)...................................    $  8,154       8,154,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $418,155,981)++................................                $198,630,722
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $420,951,589.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (30.5%)
COMMON STOCKS -- (30.4%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $      9,743
 A.P. Eagers, Ltd......................................       22,492         46,326
 ARB Corporation, Ltd..................................       12,738         67,909
 Abigroup, Ltd.........................................      129,710        158,541
 *Access1, Ltd.........................................       14,403            734
 Adelaide Bank, Ltd....................................      116,153        413,829
 Adelaide Brighton, Ltd................................      572,818        244,304
 Adsteam Marine, Ltd...................................      326,187        396,823
 Adtrans Group, Ltd....................................       29,000         26,848
 *Agenix, Ltd..........................................      149,379         25,251
 *Allstate Explorations NL.............................       49,087          3,191
 Altium................................................       44,500         72,907
 Amalgamated Holdings, Ltd.............................      266,483        311,854
 *Amity Oil NL.........................................       90,907         38,771
 *An Feng Kingstream Steel, Ltd........................      764,927          9,151
 *Anaconda Nickel NL...................................      500,170        195,110
 *Anzoil NL............................................      123,126          1,345
 Aquarius Platinum (Australia), Ltd....................       44,452        187,273
 *Ariadne Australia, Ltd...............................      270,353         30,232
 *Ashanti Goldfields Co., Ltd..........................       16,421         44,839
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         10,362
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         27,978
 Atkins Carlyle, Ltd...................................       76,226        120,921
 *AuIron Energy, Ltd...................................      260,290         63,629
 *Auridiam Consolidated NL.............................       63,097          1,641
 *Aurora Gold, Ltd.....................................      226,812         18,875
 *Ausdoc Group, Ltd....................................      116,098        103,861
 *Ausdrill, Ltd........................................      103,961          5,083
 *Aussie Online, Ltd...................................       39,485          2,875
 *Austal, Ltd..........................................       35,300         24,786
 *Austar United Communications, Ltd....................      364,100         51,131
 *Austpac Resources NL.................................      355,118         17,177
 Australand Holdings, Ltd..............................      445,600        428,762
 *Australia Net.Com, Ltd...............................       36,169          3,292
 *Australian Magnesium Corp., Ltd......................       98,792         31,858
 Australian Oil & Gas Corp., Ltd.......................       98,394         76,764
 Australian Pharmaceutical Industries, Ltd.............      287,700        448,912
 Australian Pipeline Trust.............................      124,100        165,884
 #Australian Provincial Newspaper Holdings, Ltd........      395,312        711,403
 *Australian Resources, Ltd............................      141,446         16,921
 Australian Stock Exchange, Ltd........................       22,300        128,999
 Autron Corporation, Ltd...............................      452,247         54,101
 *Avatar Industries, Ltd...............................       45,901         16,712
 Bank of Queensland, Ltd...............................      134,036        439,199
 *Beach Petroleum NL...................................      371,700         10,826
 *Beaconsfield Gold NL.................................       89,078          9,498
 #Bendigo Bank, Ltd....................................      156,838        575,096
 *Bendigo Mining NL....................................      849,735         68,504
 *Beyond International, Ltd............................       61,256         15,930
 *Biota Holdings, Ltd..................................       97,808         34,593
 *Black Range Minerals NL..............................      169,951          5,304
 Blackmores, Ltd.......................................       27,894         98,075
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          7,804
 *Boulder Group NL.....................................       78,500          5,308
                                                            SHARES           VALUE+
                                                            ------           ------

 Brandrill, Ltd........................................       97,929   $     35,654
 Brickworks, Ltd.......................................       57,178        179,922
 *Bridgestone Australia, Ltd...........................       49,000         24,466
 Bristile, Ltd.........................................       81,032        116,365
 *Buderim Ginger, Ltd..................................        7,889          1,846
 *Burns, Philp & Co., Ltd..............................      651,721        183,044
 Burswood, Ltd.........................................      205,200         78,979
 *CI Technologies Group, Ltd...........................      109,822         99,960
 Caltex Australia, Ltd.................................      407,700        303,233
 Campbell Brothers, Ltd................................       75,852        201,204
 *Cape Range, Ltd......................................      516,594         16,121
 Casinos Austria International, Ltd....................      258,299         80,607
 Cedar Woods Properties, Ltd...........................       50,913         11,916
 *Centamin Egypt, Ltd..................................      261,882         22,474
 *#Centaur Mining & Exploration, Ltd...................       62,058         15,493
 Central Equity, Ltd...................................      123,243        128,201
 Central Norseman Gold Corp., Ltd......................      409,800         62,877
 Centro Properties, Ltd................................      285,175        504,301
 *Charter Pacific Corp., Ltd...........................       72,823         36,740
 *Circadian Technologies, Ltd..........................       40,370         61,521
 *Cityview Energy Corp., Ltd...........................       52,581          5,743
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining Limited................................      163,017          4,663
 *Climax Mining, Ltd...................................      163,017          4,663
 #Clough, Ltd..........................................      429,098        216,485
 Coates Hire, Ltd......................................      273,026        186,027
 Comet Resources NL....................................       83,600          2,957
 Consolidated Manufacturing Industries, Ltd............       32,784         20,462
 Consolidated Minerals, Ltd............................      123,800         33,483
 Consolidated Paper Industries, Ltd....................       68,585         27,111
 *Coplex Resources NL..................................      231,400         10,832
 Corporate Express Australia, Ltd......................      352,710        926,422
 Coventry Group, Ltd...................................       63,616        137,314
 Crane (G.E) Holdings, Ltd.............................       98,940        421,974
 *Croesus Mining NL....................................       97,100         12,121
 *Cudgen RZ, Ltd.......................................       36,650          3,622
 *Dalrymple Resources New Shares.......................       12,577          3,729
 *Dalrymple Resources NL...............................       62,885         18,643
 Danks Holdings, Ltd...................................       10,425         44,462
 *Davnet, Ltd..........................................      402,200          7,531
 #Delta Gold NL........................................      442,483        552,341
 *Denehurst, Ltd.......................................       95,000          3,607
 *Devine, Ltd..........................................       44,183          8,043
 *Diamin Resources NL..................................      212,131         13,792
 *Dominion Mining, Ltd.................................      168,015         31,459
 Downer Group, Ltd.....................................      368,611        153,376
 *Durban Roodepoort Deep, Ltd..........................       18,619         21,499
 E.R.G. Limited........................................      108,020         30,339
 *Easycall Communications (Philippines), Ltd...........      177,300          7,377
 *Ecorp, Ltd...........................................      254,988         59,017
 *Emporer Mines, Ltd...................................      120,600         21,013
 Energy Developments, Ltd..............................      163,532        660,456
 *Energy Equity Corp., Ltd.............................      325,630          9,484
 Energy Resources of Australia, Ltd. Series A..........      231,589        228,861
 Envestra, Ltd.........................................      300,200        142,086

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Environmental Solutions International, Ltd............       67,364   $     23,475
 Equigold NL...........................................       99,000         27,805
 Fleetwood Corp., Ltd..................................       43,287         35,798
 Foodland Associates, Ltd..............................      117,244        756,889
 *Forest Place Group, Ltd..............................       85,192         16,395
 *Formulab Neuronetics Corp., Ltd......................        1,061            251
 Forrester Parker Group, Ltd...........................      142,602         72,686
 Freedom Furniture, Ltd................................      133,595        111,871
 Futuris Corp., Ltd....................................      640,000        586,857
 GRD NL................................................      142,500         92,646
 GUD Holdings, Ltd.....................................       83,979         80,806
 GWA International, Ltd................................      415,102        526,798
 Gazal Corp., Ltd......................................       71,177         78,113
 *Geo2, Ltd............................................      164,199          5,124
 George Weston Foods, Ltd..............................       77,119        210,381
 *Golden West Refining Corp., Ltd......................       17,330          3,245
 Goldfields, Ltd.......................................      477,502        630,576
 *Goldstream Mining NL.................................       90,901         25,058
 Gowing Bros., Ltd.....................................       53,962         59,782
 *Gowing Retail........................................        3,615              0
 *Gradipore, Ltd.......................................       21,628         35,997
 Graincorp, Ltd. Series A..............................       36,600        205,591
 Grand Hotel Group.....................................      369,971        150,094
 *Greenfields Energy Corp., Ltd........................      193,687          9,369
 *Green's Foods, Ltd...................................       66,082         14,092
 Gunns, Ltd............................................       83,239        180,968
 *Gutnick Resources NL.................................      146,152          4,561
 *Gympie Gold, Ltd.....................................      205,364         86,519
 *HIH Insurance, Ltd...................................      791,605         72,052
 *Hamilton Island, Ltd.................................       52,600         56,084
 Hancock and Gore, Ltd.................................       54,806         35,347
 *Haoma Mining NL......................................       98,816          5,037
 *Hardman Resources NL.................................      337,382         84,229
 *Hartley Poynton, Ltd.................................       84,981         29,614
 Healthscope, Ltd......................................       59,654         72,603
 *Helix Resources NL...................................       25,000          5,201
 Henry Walker Group, Ltd...............................      287,948        179,719
 *Herald Resources, Ltd................................       69,910         14,908
 Hills Industries, Ltd.................................      229,725        350,087
 Hills Motorway Group Hly..............................      279,349        727,922
 Housewares International, Ltd.........................       87,100         41,678
 Iluka Resources, Ltd..................................      293,919        584,582
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          2,149
 Institute of Drug Technology Australia, Ltd...........       44,372         96,930
 *Intellect Holdings, Ltd..............................       75,070         37,874
 Ipoh, Ltd.............................................      179,956        148,821
 Iron Carbide Australia, Ltd...........................       92,740         82,965
 *Ixla, Ltd............................................       89,921          1,310
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000          5,461
 Jones (David), Ltd....................................      615,898        377,999
 Joyce Corp., Ltd......................................       13,049          4,412
 *Jubilee Gold Mines NL................................      133,974        104,523
 Jupiters, Ltd.........................................      208,795        519,748
 KTS Corp., Ltd........................................       43,000         67,095
 *Keycorp, Ltd.........................................       67,609         73,845
 Kidston Gold Mines, Ltd...............................      246,300         27,414
 King Island (The) Co., Ltd............................       22,000         37,303
 *Kingsgate Consolidated NL............................       83,407         58,131
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kresta Holdings, Ltd.................................       56,700   $      1,622
 Lemarne Corp., Ltd....................................       20,790         14,598
 *Lynas Gold NL........................................       40,500          5,687
 *MacMahon Holdings, Ltd...............................      192,179         12,994
 Magellan Petroleum Australia, Ltd.....................       32,760         29,818
 Maryborough Sugar Factory, Ltd........................          600          1,810
 Maxi-Cube, Ltd........................................      137,121         10,341
 McConnell Dowell Corp., Ltd...........................       62,776         42,446
 McGuigan (Brian) Wines, Ltd...........................       52,474        120,087
 McPherson's, Ltd......................................       61,500         39,664
 *Metal Storm, Ltd.....................................       22,100         16,897
 *Micromedical Industries, Ltd.........................      150,461         53,215
 *Mikoh Corp., Ltd.....................................       39,999          1,207
 Miller's Retail, Ltd..................................      101,160        165,737
 *Mineral Deposits, Ltd................................       49,458          4,630
 Mobile Innovations, Ltd...............................       84,600          5,280
 Monadelphous Group, Ltd...............................       18,988         15,802
 *Mosaic Oil NL........................................      345,724         38,661
 *Murchison United NL..................................       71,536         33,858
 *Namoi Cotton Cooperative, Ltd........................      135,353         16,192
 National Can Industries, Ltd..........................       97,017         42,891
 National Foods, Ltd...................................      469,435        661,186
 *Nautronix, Ltd.......................................       74,694         25,252
 Neverfail Springwater, Ltd............................       24,426         43,957
 *New Tel, Ltd.........................................      118,238         20,602
 Newcrest Mining, Ltd..................................      131,038        243,995
 Normandy Mt. Leyshon, Ltd.............................      133,376          8,325
 *Normans Wine, Ltd....................................       35,848          2,051
 North Flinders Mines, Ltd.............................       99,807        545,067
 *Novogen, Ltd.........................................      105,184         84,797
 *Novus Petroleum, Ltd.................................      245,359        214,393
 Nufarm, Ltd...........................................      391,902        623,733
 OPSM Protector, Ltd...................................      257,306        548,966
 Oil Company of Australia, Ltd.........................       51,800         80,826
 *Online Advantage, Ltd................................        2,475             39
 *Orbital Engine Corp., Ltd............................      537,358        167,693
 Orica, Ltd............................................       60,667        217,785
 *Oriel Communications, Ltd............................       27,653            583
 *Oropa, Ltd...........................................      333,580          4,685
 Oroton International, Ltd.............................       38,427         73,950
 *PMP Communications, Ltd..............................      381,871        148,963
 Pacific BBA, Ltd......................................      279,219        512,648
 Pacific Dunlop, Ltd...................................      474,235        239,257
 Pacific Hydro, Ltd....................................      149,783        335,768
 *Pan Pacific Petroleum NL.............................      327,800         15,344
 *Pan Palladium, Ltd...................................        3,925            286
 Paperlinx, Ltd........................................      215,513        526,382
 *Pasminco, Ltd........................................    1,000,857         26,028
 *Payce Consolidated, Ltd..............................       18,000          6,741
 Penfold (W.C.), Ltd...................................       14,100         11,184
 *Peptide Technology, Ltd..............................      176,600        387,617
 *Perilya Mines NL.....................................      263,500         57,561
 Permanent Trustee Co., Ltd............................       20,052         76,656
 Perpetual Trustees Australia, Ltd.....................       47,694      1,019,543
 Peter Lehmann Wines, Ltd..............................       35,586         65,706
 *Petsec Energy, Ltd...................................       97,992          7,900
 *Pima Mining NL.......................................      236,061         25,170
 Plaspak Group, Ltd....................................       86,045         38,040
 *Pocketmail Group, Ltd................................       10,933            222
 *Polartechnics, Ltd...................................       37,205         67,728
 *Port Douglas Reef Resorts, Ltd.......................      251,655         11,518
 Portman Mining, Ltd...................................      241,600        165,871

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Powerlan, Ltd........................................      182,400   $     45,537
 *Precious Metals Australia, Ltd.......................       10,606          1,103
 *Preston Resources NL.................................       64,000          8,988
 Primary Health Care, Ltd..............................       42,300        110,004
 Prime Television, Ltd.................................      172,440        174,893
 *Progen Industries, Ltd...............................       24,788         16,116
 *Prophecy International Holdings, Ltd.................       51,900          8,638
 *Psiron, Ltd..........................................       40,381          1,722
 *Quantum Resources, Ltd...............................      115,007          1,854
 Queensland Cotton Holdings, Ltd.......................       39,866         66,144
 *Quiktrak Networks New Shares.........................      158,598          2,722
 *Quiktrak Networks, Ltd...............................      396,495          6,805
 Raptis Group, Ltd.....................................       12,000          1,279
 #Rebel Sport, Ltd.....................................       77,898         59,558
 *Redfire Resources NL.................................       27,900          1,292
 Reece Australia, Ltd..................................       32,100        350,610
 *Reinsurance Australia Corp., Ltd.....................      399,993         14,979
 *Renewable Energy Corp., Ltd..........................      104,360         51,565
 *Resolute Mining, Ltd.................................       64,809         16,517
 Ridley Corp., Ltd.....................................      578,840        322,138
 Rock Building Society, Ltd............................       11,373         17,805
 Rural Press, Ltd......................................      211,201        538,260
 SPC, Ltd..............................................       91,854         42,997
 Sabre Group, Ltd......................................       40,702         35,565
 Schaffer Corp., Ltd...................................       16,698         39,516
 Scientific Services, Ltd..............................      122,237         40,690
 Select Harvests, Ltd..................................       41,257         41,844
 Servcorp, Ltd.........................................       21,300         39,882
 *Shield Telecommunications, Ltd.......................      286,300          4,318
 Sigma Co., Ltd........................................       69,800        121,619
 *Silex System, Ltd....................................       60,600         86,362
 Simeon Wines, Ltd.....................................      203,870        240,702
 #Simsmetal, Ltd.......................................      168,578        464,704
 Singleton Group, Ltd..................................      134,020        268,368
 *Sino Securities International, Ltd...................        8,118          1,647
 *Skilled Engineering, Ltd.............................      127,146         54,888
 *Smarttrans Holdings, Ltd.............................      222,685          2,953
 *Smorgon Steel Group, Ltd.............................      385,500        198,499
 Snack Foods, Ltd......................................      137,218        102,058
 *Solution 6 Holdings, Ltd.............................      167,494         61,853
 Sonic Healthcare, Ltd.................................       84,443        338,492
 Sons of Gwalia, Ltd...................................      236,162        890,037
 Southern Cross Broadcasting (Australia), Ltd..........       78,654        443,455
 *Southern Pacific Petroleum NL........................      370,840        119,585
 *Southern Star Group, Ltd.............................      154,982         36,274
 *Spectrum Network Systems, Ltd. Series B..............      616,446         73,743
 *Sphere Investments, Ltd..............................       27,480          1,858
 #Spotless Group, Ltd..................................      438,502      1,160,885
 *St. Barbara Mines, Ltd...............................      375,500         42,967
 *Star Games, Ltd......................................       90,810         30,701
 *Straits Resources, Ltd...............................       56,534         11,615
 *Strategic Minerals Corp. NL..........................       13,100            443
 *Striker Resources NL.................................      316,300          8,061
 Structural Systems, Ltd...............................       26,367         12,754
 *Sunland Group, Ltd...................................       75,095         16,795
 *Surfboard, Ltd.......................................       57,506          3,888
 Sydney Aquarium, Ltd..................................       24,135         41,676
 Tab Queensland, Ltd...................................       66,700        104,283
 Tab, Ltd..............................................      110,000        155,619
 *Takoradi, Ltd........................................      993,152          8,265
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tandou, Ltd..........................................        3,100   $      1,886
 *Tap Oil, Ltd.........................................      193,100        133,879
 Tassal, Ltd...........................................       96,243         27,031
 Technology One, Ltd...................................      161,600         76,486
 Television & Media Services, Ltd......................      214,561         71,422
 Tempo Service, Ltd....................................       98,174        133,782
 Ten Network Holdings, Ltd.............................      194,200        210,093
 Thakral Holdings Group................................    1,249,419        357,413
 *The Gribbles Group, Ltd..............................      113,700         63,277
 *Third Rail, Ltd......................................      151,200          3,146
 Ticor, Ltd............................................      347,850        211,679
 Timbercorp, Ltd.......................................      239,344         79,049
 *Titan Resources NL...................................       50,000          4,681
 #Toll Holdings, Ltd...................................       95,694      1,438,409
 *Tooth & Co., Ltd.....................................      153,000         12,335
 Tourism Assets Holdings, Ltd..........................      394,364        153,836
 Triako Resources, Ltd.................................        5,400          2,106
 Troy Resources NL.....................................       22,548         12,666
 *Union Capital, Ltd...................................      395,200          3,083
 United Construction Group, Ltd........................       81,554         97,560
 *United Energy, Ltd...................................       92,300        131,538
 Utility Services Corp., Ltd...........................      116,121         37,446
 *Valdera Resources, Ltd...............................        5,531              0
 *VeCommerce, Ltd......................................       13,680         17,076
 *Victoria Petroleum NL................................      347,973          5,611
 Villa World, Ltd......................................      134,700         44,838
 Village Roadshow, Ltd.................................      356,394        363,317
 Vision Systems, Ltd...................................      181,450        196,300
 *Voicenet (Australia), Ltd............................      112,661          2,754
 *Vos Industries, Ltd..................................      102,161          2,072
 Waterco, Ltd..........................................       22,304         19,373
 Watpac, Ltd...........................................      122,796         21,715
 Wattyl, Ltd...........................................      152,432        176,799
 *Webster, Ltd.........................................       33,551          6,631
 West Australian Newspapers Holdings, Ltd..............       78,440        211,251
 *Westel Group, Ltd....................................      164,855          6,774
 *Western Metals, Ltd..................................      385,787          5,618
 White (Joe) Maltings, Ltd.............................       14,067         32,192
 Wide Bay Capricorn Building Society, Ltd..............       26,958         73,612
 *Williams (R.M.) Holdings, Ltd........................       24,075         13,774
 *Yates, Ltd...........................................       60,281          5,017
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,620,760)...................................                  39,843,125
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $57,239)......................................                      57,789
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         48,360
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Access1 Options 11/30/02.............................        1,310             14
 *Access1, Ltd. Rights Open Pay Date...................       14,402              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369             71
 *Apn News & Media Rights..............................      219,635         35,413
 *Australian Magnesium Corp., Ltd. Warrants 07/31/05...       49,396              0

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148   $          0
 *Beaconsfield Gold NL Options 03/15/02................        8,908             46
 *Cape Range Wireless, Ltd. Rights 10/24/01............      103,319          1,451
 *Cape Range Options...................................      103,319              0
 *ERG, Ltd. Rights. 12/11/01...........................       32,406            506
 *Energy Equity Corp., Ltd. Rights 12/07/01............       81,408              0
 *Polartechnics, Ltd. Rights 12/14/01..................        6,202          3,661
 *Quiktrak Networks, Ltd. Options 12/31/04.............       79,299            247
 *Surfboard, Ltd. Options 12/31/01.....................       28,753             15
                                                                       ------------
TOTAL RIGHTS/WARRANTS/ OPTIONS
  (Cost $4,661)........................................                      41,424
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,742,629)...................................                  39,990,698
                                                                       ------------
HONG KONG -- (29.1%)
COMMON STOCKS -- (28.9%)
 ABC Communications (Holdings), Ltd....................      930,000         24,328
 ALCO Holdings, Ltd....................................      314,000         20,535
 ASM Pacific Technology, Ltd...........................      182,000        326,728
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          7,194
 Aeon Credit Service (Asia) Co., Ltd...................      200,000         69,244
 *Allied Group, Ltd....................................    7,298,000        393,043
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        313,259
 *Anex International Holdings, Ltd.....................      152,000          1,325
 *Applied International Holdings, Ltd..................    1,243,000         17,692
 Arts Optical International Holdings, Ltd..............      164,000         35,750
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        263,637
 Asia Satellite Telecommunications Holdings, Ltd.......      187,000        267,364
 *Asia Securities International, Ltd...................    2,386,600        105,581
 Asia Standard Hotel Group, Ltd........................       38,000          1,243
 *Asia Standard International Group, Ltd...............    2,870,000        128,806
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         55,308
 Associated International Hotels, Ltd..................      898,000        426,054
 *B-Tech (Holdings), Ltd...............................      248,400            414
 *Beauforte Investors Corp., Ltd.......................       72,000         59,088
 *Beijing Development (Hong Kong), Ltd.................      166,000         20,647
 *Bossini International Holdings, Ltd..................      122,000          8,604
 Boto International Holdings, Ltd......................    2,290,000         93,966
 *Burwill Holdings, Ltd................................    2,059,200        176,913
 *CCT Telecom Holdings, Ltd............................      144,970         59,951
 *CEC International Holdings, Ltd......................      210,000         10,098
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        185,189
 *CNT Group, Ltd.......................................    3,078,000         96,699
 Cafe de Coral Holdings, Ltd...........................    1,191,000        675,790
 *Capetronic International Holdings, Ltd...............      292,490         82,513
 *Capital Asia, Ltd....................................       98,736          1,038
 *Cash On-Line, Ltd....................................       90,073            924
                                                            SHARES           VALUE+
                                                            ------           ------

 *Catic International Holdings, Ltd....................    1,224,000   $     38,610
 *Central China Enterprises, Ltd.......................    2,104,000         32,375
 *Century City International Holdings, Ltd.............      542,056          3,684
 Champion Technology Holdings, Ltd.....................   24,074,014        348,830
 *Cheerful Holdings, Ltd...............................    2,560,735         35,791
 #Chen Hsong Holdings, Ltd.............................    1,515,000        252,547
 *Cheuk Nang Technologies (Holdings), Ltd..............    7,500,080         27,890
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         25,882
 *Cheung Wah Development Co., Ltd......................      904,000         37,094
 Chevalier (OA) International, Ltd.....................    1,776,251         63,775
 *Chevalier Construction Holdings, Ltd.................      131,203          2,019
 Chevalier International Holdings, Ltd.................    3,127,914        216,588
 *China Aerospace International Holdings, Ltd..........    1,499,400        128,819
 *China Development Corp., Ltd.........................    1,725,000         11,060
 *China Digicontent Co., Ltd...........................    2,710,000          3,475
 *China Everbright International, Ltd..................    1,975,000         81,041
 *China Everbright Technology, Ltd.....................    3,244,000        149,751
 China Foods Holdings, Ltd.............................    1,544,000        326,677
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        194,870
 *China Investments Holdings, Ltd......................      175,000          7,517
 China Motor Bus Co., Ltd..............................      114,200        966,489
 China Online (Bermuda), Ltd...........................   10,580,000         96,323
 China Overseas Land & Investment, Ltd.................    4,558,000        572,779
 *China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        244,446
 China Rare Earth Holdings, Ltd........................      274,000         72,905
 China Resources Beijing Land, Ltd.....................      718,000        163,882
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         27,865
 *China Star Entertainment, Ltd........................    1,676,400         45,142
 *China Strategic Holdings, Ltd........................      376,000         18,562
 #China Travel International Investment, Ltd...........    2,730,000        546,102
 *China United Holdings, Ltd...........................    1,639,800          2,103
 *Chinese Estates Holdings, Ltd........................    1,204,000        115,791
 *Chinney Investments, Ltd.............................    1,144,000         33,886
 Chow Sang Sang Holdings International, Ltd............    1,098,400        177,467
 Chuangs China Investments, Ltd........................    1,347,000         48,363
 Chuang's Consortium International, Ltd................    1,858,884         42,905
 Chun Wo Holdings, Ltd.................................    1,671,917         60,029
 *Cig-Wh International Holdings, Ltd...................      472,000         10,531
 *Citic Ka Wah Bank, Ltd...............................    1,098,000        316,790
 *Climax International Co., Ltd........................      296,000          1,177
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          4,663
 *Compass Pacific Holdings, Ltd........................      416,000         25,872
 Continental Holdings, Ltd.............................       98,825          4,625
 *Continental Mariner Investment Co., Ltd..............    1,629,000        181,730
 Coslight Technology International Group, Ltd..........      144,000         38,315
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         36,766
 *Crocodile Garments, Ltd..............................    1,539,000         30,194
 Cross Harbour Tunnel Co., Ltd.........................      365,603        146,503
 *Culturecom Holdings, Ltd.............................    2,161,000         95,601
 *Cybersonic Technology, Ltd...........................      193,000          1,683

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DC Finance Holdings, Ltd.............................       27,000   $        519
 *Dah Hwa International Holdings, Ltd..................    1,122,000         13,668
 Daido Group, Ltd......................................      223,000          2,288
 Dickson Concepts International, Ltd...................      222,000         45,547
 *DigitalHongKong.com..................................       15,318            570
 *Dransfield Holdings, Ltd.............................      190,000            950
 Dynamic Holdings, Ltd.................................      158,000         37,481
 *Easyknit International Holdings, Ltd.................      707,150         13,239
 #Egana International Holdings, Ltd....................   19,766,208        486,644
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         64,669
 *Ehealthcareasia, Ltd.................................       66,900            223
 Elec & Eltek International Holdings, Ltd..............    3,078,790        339,520
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         27,230
 Emperor International Holdings, Ltd...................      644,369         38,008
 *Essential Enterprises Co., Ltd.......................      320,000         13,336
 *Esun Holdings, Ltd...................................      653,600         42,743
 *Fairwood Holdings, Ltd...............................      426,000          5,681
 *Fairyoung Holdings, Ltd..............................    1,446,000         23,363
 Far East Consortium International, Ltd................    1,641,378        104,184
 *Far East Holdings International, Ltd.................       70,000          1,795
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         92,667
 First Sign International Holdings, Ltd................    1,050,000         27,063
 Fong's Industries Co., Ltd............................      962,000         83,882
 *Fortuna International Holdings, Ltd..................    2,727,000         11,539
 *Founder Holdings, Ltd................................      590,000         96,082
 Fountain Set Holdings, Ltd............................    1,274,000        186,235
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,366
 Four Seas Mercantile Holdings, Ltd....................      592,000        159,414
 *Fourseas.Com, Ltd....................................       60,000          2,731
 Frankie Dominion International, Ltd...................      630,173         17,212
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         16,321
 *G-Prop (Holdings), Ltd...............................       28,365            393
 *Geomaxima Holdings, Ltd..............................      650,000         75,848
 Giordano International, Ltd...........................      686,000        312,276
 *Global Tech (Holdings), Ltd..........................    2,220,000        176,495
 Glorious Sun Enterprises, Ltd.........................      840,000        126,024
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        194,232
 Golden Resources Development International, Ltd.......    1,456,500         72,839
 *Gold-Face Holdings, Ltd..............................    2,003,600        202,967
 Goldlion Holdings, Ltd................................    2,052,000        109,197
 *Goldtron (Bermuda) Holdings, Ltd.....................      747,111          4,982
 *Golik Holdings, Ltd..................................    1,536,500         45,316
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        140,162
 Grande Holdings, Ltd..................................      504,105        471,879
 Great Eagle Holdings, Ltd.............................      265,000        283,739
 Great Wall Electronic International, Ltd..............    3,159,034         35,242
 *Group Sense (International), Ltd.....................    2,062,000         52,882
 *#Guangdong Investment, Ltd...........................    2,150,000        228,825
 *Guangnan Holdings, Ltd...............................    4,146,000        132,909
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        292,555
 HKCB Bank Holding Co., Ltd............................    1,130,000        307,910
 HKR International, Ltd................................      555,260        147,741
 *Hang Fung Gold Technology, Ltd.......................    2,120,000         29,359
 Hanny Holdings, Ltd...................................    5,466,336         75,001
 Harbour Centre Development, Ltd.......................      784,000        492,605
                                                            SHARES           VALUE+
                                                            ------           ------

 *Harbour Ring International Holdings, Ltd.............    2,636,000   $    141,965
 Henderson China Holdings, Ltd.........................      911,000        408,859
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         12,118
 High Fashion International, Ltd.......................      178,000         36,976
 *Hikari Tsushin International, Ltd....................    2,248,000         38,050
 *Hinet Holdings, Ltd..................................    4,258,114         11,466
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         52,859
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        185,567
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        529,393
 Hong Kong Parkview Group, Ltd.........................    1,130,000        124,613
 *Hop Hing Holdings, Ltd...............................      660,265         31,326
 Hopewell Holdings, Ltd................................      420,000        232,928
 Hsin Chong Construction Group, Ltd....................    1,569,658         79,504
 *Hualing Holdings, Ltd................................    1,344,000         62,904
 Hung Hing Printing Group, Ltd.........................      934,442        374,446
 IDT International, Ltd................................    4,028,486        289,279
 IMC Holdings, Ltd.....................................      604,000         96,813
 *ITC Corp., Ltd.......................................      466,157         22,714
 *Ideal Pacific Holdings, Ltd..........................      838,000         76,294
 *Imgo, Ltd............................................    1,464,000        112,636
 *Innovative International (Holdings), Ltd.............    1,474,003          5,481
 *Interchina Holdings Co., Ltd.........................    1,805,000        282,373
 *Interform Ceramics Technologies, Ltd.................    1,104,000          2,973
 International Bank of Asia, Ltd.......................    2,615,714        627,218
 International Pipe, Ltd...............................    2,253,587        130,039
 *Iquorom Cybernet, Ltd................................    4,145,000         10,630
 *Island Dyeing & Printing Co., Ltd....................      444,000          6,434
 *Isteelasia.com, Ltd..................................      667,286         20,878
 JCG Holdings, Ltd.....................................    1,048,333        651,970
 *Jackin International Holdings, Ltd...................      210,000          9,156
 *Jinhui Holdings Co., Ltd.............................      370,000          8,113
 K Wah International Holdings, Ltd.....................    4,255,737        256,483
 *KPI Co., Ltd.........................................      264,000          2,877
 *KTP Holdings, Ltd....................................      180,400         11,566
 *Kader Holdings Co., Ltd..............................      545,600         10,844
 *Kantone Holdings, Ltd................................      743,412          9,819
 Karrie International Holdings, Ltd....................       66,000          2,708
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         68,260
 Kee-Shing Holdings Co., Ltd...........................      886,000         53,397
 *King Fook Holdings, Ltd..............................    1,000,000         27,698
 Kingboard Chemical Holdings, Ltd......................      926,000        534,331
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        205,002
 *Kong Sun Holdings, Ltd...............................      480,000         24,005
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         32,993
 Kowloon Development Co., Ltd..........................      193,000         79,194
 *#Kumagai Gumi Hong Kong, Ltd.........................      970,000        101,993
 *Kwong Sang Hong International, Ltd...................    1,434,000         49,648
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         64,166
 *Lai Sun Development Co., Ltd.........................    2,970,000         49,509
 *Lai Sun Garment (International), Ltd.................    2,325,000         46,211
 *Lam Soon (Hong Kong), Ltd............................      302,310         73,653
 *Lam Soon Food Industries, Ltd........................      228,000         56,134
 *Lamex Holdings, Ltd..................................    3,628,800         49,789
 Le Saunda Holdings, Ltd...............................      236,000         10,592
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd...................      144,000         17,542
 *Leung Kee Holdings, Ltd..............................    2,414,000         34,050

124
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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lippo, Ltd...........................................    1,074,760   $    118,521
 Liu Chong Hing Bank, Ltd..............................      365,000        336,986
 Liu Chong Hing Investment, Ltd........................      635,200        342,095
 *Logic International Holdings, Ltd....................      812,000         78,092
 Luks Industrial Group, Ltd............................      645,555         98,507
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        150,640
 *Magnificent Estates, Ltd.............................    3,778,000         15,018
 *Magnum International Holdings, Ltd...................      300,000          3,847
 *Mansion Holdings, Ltd................................    1,420,360         10,564
 *Mansion House Group, Ltd.............................      698,200         14,235
 *Megga (S.) International Holdings, Ltd...............    2,270,100          2,911
 Melbourne Enterprises, Ltd............................       45,500        134,775
 Midland Realty (Holding), Ltd.........................      496,000         39,433
 *Millennium Group, Ltd................................      928,000          9,758
 *Min Xin Holdings, Ltd................................      987,200        111,397
 Miramar Hotel & Investment Co., Ltd...................      203,000        145,771
 Moulin International Holdings, Ltd....................    3,496,372        237,618
 *Mui Hong Kong, Ltd...................................    1,845,000         17,034
 Nanyang Holdings, Ltd.................................      137,500         81,105
 National Electronics Holdings, Ltd....................    2,156,000         30,411
 New Island Printing Holdings, Ltd.....................      176,000         13,315
 *New Rank City Development, Ltd.......................        1,664            209
 *#New World China Land, Ltd...........................      702,800        243,322
 *New World Cyberbase, Ltd.............................       25,220            255
 #New World Infrastructure, Ltd........................      410,400        159,191
 *Next Media, Ltd......................................      124,000         17,808
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        778,146
 *Nph International Holdings, Ltd......................      600,400         76,219
 *Ocean Information Holdings, Ltd......................      122,000          2,659
 *Onfem Holdings, Ltd..................................    1,922,000         76,401
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         45,236
 #Oriental Press Group, Ltd............................    4,080,600        465,694
 Oxford Properties & Finance, Ltd......................      110,000        197,473
 Pacific Andes International Holdings, Ltd.............      156,000          9,202
 *Pacific Century Insurance Holdings, Ltd..............      330,000         79,553
 *Pacific Concord Holding, Ltd.........................    3,284,758        261,145
 *Pacific Plywood Holdings, Ltd........................   10,210,000         52,369
 Paul Y. ITC Construction Holdings, Ltd................      668,446         25,286
 *Peace Mark (Holdings), Ltd...........................    6,758,122         38,130
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         62,763
 Pegasus International Holdings, Ltd...................      226,000         19,706
 *Perfect Treasure Holdings, Ltd.......................      642,000         31,283
 Perfectech International Holdings, Ltd................      571,450         49,828
 Pico Far East Holdings, Ltd...........................    1,190,000         80,874
 Playmate Toys Holdings, Ltd...........................    1,585,000         57,924
 Pokfulam Development Co., Ltd.........................      234,000         56,411
 *Poly Investments Holdings, Ltd.......................    2,670,000         95,864
 Prestige Properties Holdings, Ltd.....................      965,000         46,403
 *Prime Succession, Ltd................................      768,000         15,658
 *Prosper Evision, Ltd.................................       96,000          1,748
 *#QPL International Holdings, Ltd.....................    1,191,000        416,164
 *Quality Healthcare Asia, Ltd.........................    1,338,000         44,608
 *RNA Holdings, Ltd....................................       20,600            177
 Raymond Industrial, Ltd...............................      605,400         50,459
 Realty Development Corp, Ltd..........................      475,000        118,772
 *Regal Hotels International Holdings, Ltd.............    1,950,000         46,009
 *Rivera Holdings, Ltd.................................    3,160,000        103,327
                                                            SHARES           VALUE+
                                                            ------           ------

 Road King Infrastructure, Ltd.........................      449,000   $    171,285
 *Ryoden Development, Ltd..............................    1,912,000         88,263
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        108,738
 SA SA International Holdings, Ltd.....................    1,134,000         97,426
 Safety Godown Co., Ltd................................      408,000        183,111
 Saint Honore Holdings, Ltd............................      128,000         10,669
 *Same Time Holdings, Ltd..............................      410,000          6,361
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        259,599
 Sea Holdings, Ltd.....................................    1,068,000        238,291
 *Seapower International Holdings, Ltd.................      854,000          4,380
 *Seapower Resources International, Ltd................    2,528,000         10,049
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,247
 Shaw Brothers Hong Kong, Ltd..........................      325,000        270,884
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        131,961
 *#Shenyin Wanguo (Hong Kong), Ltd.....................      847,500        106,501
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,828
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         45,560
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         65,435
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        170,945
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         58,110
 Shui On Construction & Materials, Ltd.................      218,000        162,133
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         23,946
 *Shun Ho Resources Holdings, Ltd......................      483,000         12,697
 *Shun Shing Holdings, Ltd.............................    2,573,600        214,507
 #Shun Tak Holdings, Ltd...............................    3,422,000        403,696
 Silver Grant International Industries, Ltd............    2,087,000        176,625
 *Simsen Metals & Holdings, Ltd........................    1,024,000          4,464
 *Sincere Co., Ltd.....................................      505,500         20,742
 *Singamas Container Holdings, Ltd.....................      320,000         14,772
 *Sino Foundations Holdings, Ltd.......................    1,074,000         26,166
 *Sinocan Holdings, Ltd................................      350,000          2,693
 Sinopec Kantons Holdings, Ltd.........................      414,000         46,186
 *Skynet (International Group) Holdings, Ltd...........      244,240            689
 *Smartone Telecommunications Holdings, Ltd............      284,000        311,366
 *Solartech International Holdings, Ltd................    4,960,000          6,996
 *Sound International, Ltd.............................       79,200            650
 South China Brokerage Co., Ltd........................    4,872,000         88,712
 *South China Industries, Ltd..........................    1,124,000         41,798
 *South China Strategic Investments, Ltd...............      857,400         45,077
 *South East Group, Ltd................................        3,000             53
 *South Sea Development Co., Ltd.......................    2,603,158         21,029
 Southeast Asia Properties & Finance, Ltd..............      175,692         38,750
 *Star Bio-Tech Holdings Limited.......................       42,292            716
 Starlight International Holdings, Ltd.................    5,245,170         43,045
 *Stelux Holdings International, Ltd...................    1,307,702         28,171
 *Styland Holdings, Ltd................................      101,808            718
 Sun Hung Kai & Co., Ltd...............................    3,338,600        440,949
 *Suncorp Technologies Ltd.............................       23,760          1,051
 *Sunway International Holdings, Ltd...................      402,000         25,516

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Suwa International Holdings, Ltd.....................    1,062,000   $     32,683
 Symphony Hld..........................................      278,000         55,254
 *Tack Hsin Holdings, Ltd..............................      542,000        125,100
 Tai Cheung Holdings, Ltd..............................    1,445,000        194,556
 Tai Fook Securities Group, Ltd........................       72,000          8,771
 Tai Sang Land Development, Ltd........................      627,984        138,504
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865        111,939
 *Tak Wing Investment Holdings, Ltd....................      432,800         26,916
 Tan Chong International, Ltd..........................      666,000         93,941
 Techtronic Industries Co., Ltd........................    1,330,000        451,944
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,852
 *Termbray Industries International (Holdings), Ltd....    2,304,900        130,044
 Tern Properties Co., Ltd..............................       61,200         10,477
 Texwinca Holdings, Ltd................................    1,074,000        420,040
 *Tian An China Investments Co., Ltd...................    4,355,750         98,302
 Tian Teck Land, Ltd...................................    1,098,000        229,497
 *Trans-Ocean (International), Ltd.....................      400,000         47,188
 *Trasy Gold Ex, Ltd...................................        2,060              9
 *Triplenic Holdings, Ltd..............................    2,378,000         25,004
 Tristate Holdings, Ltd................................      138,000         33,268
 Truly International Holdings, Ltd.....................    1,014,000        240,545
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         45,873
 Tungtex (Holdings) Co., Ltd...........................      788,000        146,515
 *Tysan Holdings, Ltd..................................    1,040,773         24,690
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999         71,475
 *United Power Investment, Ltd.........................    1,664,000         87,483
 *Universal Appliances, Ltd............................    2,770,000         22,732
 Universe International Holdings, Ltd..................      380,000         25,338
 Van Shung Chong Holdings, Ltd.........................      854,400        122,706
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         92,489
 Varitronix International, Ltd.........................      142,288         85,754
 Vitasoy International Holdings, Ltd...................      819,000        130,224
 Wah Ha Realty Co., Ltd................................      278,600         25,007
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,171
 *Wang On Group, Ltd...................................      774,000         11,811
 *Welback Holdings, Ltd................................    2,570,000         19,114
 *Wiltec Holdings, Ltd.................................      378,511         23,297
 *Winfoong International, Ltd..........................    1,210,000         27,153
 Wing Fai International, Ltd...........................    3,380,000        158,196
 Wing On Co. International, Ltd........................      565,000        182,935
 *Wing Shan International, Ltd.........................      896,000         36,766
 *Winsan China Investment Group, Ltd...................      384,000          8,125
 *Winsor Properties Holdings, Ltd......................      498,000        166,031
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         14,957
 Wong's International (Holdings), Ltd..................    1,012,000        366,594
 Wong's Kong King International (Holdings), Ltd........    1,139,600         41,647
 World Houseware (Holdings), Ltd.......................      605,700         11,573
 YGM Trading, Ltd......................................      228,000        135,949
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,800
 *Yanion International Holdings, Ltd...................      118,000         13,618
 Yaohan International Caterers, Ltd....................      512,000         36,109
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         23,966
 *Yeebo International Holdings, Ltd....................       40,800          1,360
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,967
 *Yoshiya International Corp., Ltd.....................      612,300         10,207
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yugang International, Ltd............................   11,916,000   $    128,350
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         25,543
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,243,587)...................................                  37,900,499
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Hong Kong Dollars
   (Cost $262,114).....................................                     262,108
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600          1,275
 *CCT Telecom Holdings, Ltd. Rights 12/12/01...........       36,243              0
 *Can-do Holdings, Ltd. Rights 12/3/01.................      177,600              0
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             91
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,441
 *E-Kong Group, Ltd. Rights 12/10/01...................    1,494,222          1,916
 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      105,925          1,562
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844            935
 *Hikari Tsushin International Holdings, Ltd. Warrants
   04/27/02............................................      249,600            320
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000            665
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            220
 *Styland Holdings, Ltd. Warrants 12/31/01.............        5,090              7
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...          919             14
 *Tian An China Investments Co., Ltd. Warrants
   12/04/04............................................      871,150              0
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          9,093
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      21,602
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $76,505,701)...................................                  38,184,209
                                                                       ------------
SINGAPORE -- (26.4%)
COMMON STOCKS -- (25.9%)
 ASA Ceramic, Ltd......................................      356,000         41,801
 Acma, Ltd.............................................    2,126,700        104,531
 *Allgreen Properties, Ltd.............................      598,000        295,559
 *Alliance Technology & Development, Ltd...............      156,000          5,538
 Amtek Engineering, Ltd................................      540,625        163,864
 Apollo Enterprises, Ltd...............................      193,000         72,464
 Armstrong Industrial Corp.............................      730,000         30,897
 *Asia Food and Properties, Ltd........................    3,106,000        118,739
 *Asia Pacific Breweries, Ltd..........................       53,000        133,725
 *Benjamin (F.J.) Holdings, Ltd........................      611,000        106,779
 Bonvests Holdings, Ltd................................      825,000        162,200
 *Broadway Industrial Group, Ltd.......................      352,000         13,457
 Bukit Sembawang Estates, Ltd..........................       71,334        444,116

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *CK Tang, Ltd.........................................      307,000   $     33,532
 *CSE Systems & Engineering, Ltd.......................      318,000         62,521
 CWT Distribution, Ltd.................................      461,500        131,060
 Causeway Investment, Ltd..............................      248,000         15,576
 Central Properties, Ltd...............................       66,000        472,183
 Centrepoint Properties, Ltd...........................      158,000        176,891
 Cerebos Pacific, Ltd..................................      166,000        198,540
 Chemical Industries (Far East), Ltd...................      105,910         45,116
 Chevalier Singapore Holdings, Ltd.....................      220,000         37,246
 Chip Eng Seng Corp., Ltd..............................      575,000         54,954
 Chuan Hup Holdings, Ltd...............................    3,050,000        632,963
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        117,363
 Clipsal Industries Holdings, Ltd......................      126,976        159,494
 #Comfort Group, Ltd...................................    2,469,000        815,777
 *Compact Metal Industries, Ltd........................      643,000         40,383
 Cosco Investment, Ltd.................................    1,222,000        156,832
 Courts Singapore, Ltd.................................      495,000        131,112
 Creative Technology Co., Ltd..........................       44,900        333,488
 Cycle & Carriage, Ltd.................................      251,675        375,230
 Dovechem Terminals Holdings, Ltd......................      339,000        121,265
 #Eastern Asia Technology, Ltd.........................      510,000         96,091
 *Econ International, Ltd..............................    1,242,000         64,438
 Eng Wah Organisation, Ltd.............................      265,000         28,945
 First Capital Corp., Ltd..............................    1,215,000        670,182
 *Freight Links Express Holdings, Ltd..................    1,648,000         49,501
 #Fu Yu Manufacturing, Ltd.............................    1,291,000        296,122
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          5,161
 GB Holdings, Ltd......................................      200,000         52,428
 GK Goh Holdings, Ltd..................................    1,120,000        382,290
 GP Industries, Ltd....................................      602,000        244,933
 *General Magnetics, Ltd...............................      308,000         13,457
 #Ges International, Ltd...............................      590,000        169,163
 *Goldtron, Ltd........................................      473,000          6,458
 Guthrie GTS, Ltd......................................    1,174,400        128,275
 *HTP Holdings, Ltd....................................      479,000         51,011
 Hai Sun Hup Group, Ltd................................    2,604,000        227,539
 #Haw Par Brothers International, Ltd..................      565,200      1,259,382
 *Hind Hotels International, Ltd.......................      171,000        139,615
 Hitachi Zosen (Singapore), Ltd........................      962,000        315,225
 Ho Bee Investment, Ltd................................      761,000         78,965
 Hong Fok Corp., Ltd...................................    1,796,000        159,388
 Hong Leong Singapore Finance, Ltd.....................      598,000        493,143
 Hotel Grand Central, Ltd..............................      875,280        156,550
 Hotel Plaza, Ltd......................................    1,189,000        259,739
 #Hotel Properties, Ltd................................    1,393,000        920,516
 Hotel Royal, Ltd......................................      144,333         78,824
 Hour Glass, Ltd.......................................      298,000         75,677
 Huan Hsin Holdings, Ltd...............................      267,500        111,758
 Hup Seng Huat, Ltd....................................      900,200         66,369
 Hwa Hong Corp., Ltd...................................    2,785,000        577,968
 Hwa Tat Lee, Ltd......................................      455,000         83,244
 IDT Holdings, Ltd.....................................      398,000        228,227
 *IPC Corp., Ltd.......................................    1,936,000         68,725
 Inchcape Motors, Ltd..................................      491,000        493,395
 *Inno-Pacific Holdings, Ltd...........................      962,500         73,591
 International Factors (Singapore), Ltd................      290,000         62,559
 Intraco, Ltd..........................................      292,500        145,366
 Isetan (Singapore), Ltd...............................       98,000         95,267
 Jack Chia-MPH, Ltd....................................      638,000        233,448
 Jaya Holdings, Ltd....................................    2,127,000        180,050
 Jurong Cement, Ltd....................................      132,500         69,829
                                                            SHARES           VALUE+
                                                            ------           ------

 Jurong Engineering, Ltd...............................      112,000   $     84,410
 *K1 Ventures, Ltd.....................................    2,842,500        318,236
 Keppel Land, Ltd......................................      403,000        363,148
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000        766,503
 Khong Guan Flour Milling, Ltd.........................       19,000         16,499
 Kian Ann Engineering, Ltd.............................      868,000         92,438
 Kian Ho Bearings, Ltd.................................      277,000         20,422
 Kim Eng Holdings, Ltd.................................    1,775,200        683,489
 Koh Brothers, Ltd.....................................    1,494,000         81,592
 *L & M Group Investments, Ltd.........................      451,100         35,722
 *LC Development, Ltd..................................    1,191,767         73,222
 Labroy Marine, Ltd....................................    2,600,000        354,984
 Lee Kim Tah Holdings, Ltd.............................      795,000         58,613
 *Leong Hin Holdings, Ltd..............................      165,000         62,177
 Liang Huat Aluminum, Ltd..............................    1,477,000         56,464
 *Lim Kah Ngam, Ltd....................................      350,999         11,501
 Low Keng Huat Singapore, Ltd..........................      372,000         41,648
 *Lum Chang Holdings, Ltd..............................    1,134,030        238,441
 Magnecomp International, Ltd..........................      466,000         83,984
 Marco Polo Developments, Ltd..........................      925,000        944,666
 *Mediaring.Com, Ltd...................................      836,000         52,505
 Metalock (Singapore), Ltd.............................       60,000          9,175
 Metro Holdings, Ltd...................................    1,575,800        344,236
 #Natsteel Broadway, Ltd...............................      546,000        551,645
 Natsteel, Ltd.........................................      387,000        173,308
 *Neptune Orient Lines, Ltd............................      670,000        321,997
 *Nera Telecommunications, Ltd.........................      428,000        141,415
 *Nippecraft, Ltd......................................    1,013,000         33,194
 *Orchard Parade Holdings, Ltd.........................    1,084,022        204,245
 Ossia International, Ltd..............................      708,000         50,266
 Overseas Union Enterprise, Ltd........................      542,000      1,746,411
 Overseas Union Trust (Foreign)........................      163,800        348,878
 *#PCI, Ltd............................................      530,000        157,749
 *Pacific Can Investment Holdings, Ltd.................      101,000          2,482
 Pan-United Corp., Ltd.................................    1,624,000        270,508
 Pentex-Schweizer Circuits, Ltd........................      916,000        106,304
 Pertama Holdings, Ltd.................................      459,750         32,641
 *Pokka Corp. (Singapore), Ltd.........................      159,000         13,459
 Prima, Ltd............................................      106,000        224,612
 Provisions Suppliers Corp.............................    3,373,000        248,682
 *Raffles Holdings, Ltd................................      722,000        163,637
 Republic Hotels and Resorts, Ltd......................      881,000        286,278
 Robinson & Co., Ltd...................................      284,832        684,442
 Rotary Engineering, Ltd...............................    1,231,000        129,415
 SMB United, Ltd.......................................    1,254,000         99,303
 SNP Corp., Ltd........................................      207,495         46,461
 *SPP, Ltd.............................................      454,000         11,777
 San Teh, Ltd..........................................      838,406        114,469
 Scotts Holdings, Ltd..................................    1,807,250        271,423
 Sea View Hotel, Ltd...................................       66,000        205,454
 *Sembcorp Logistics, Ltd..............................      230,000        226,097
 Sembcorp Marine, Ltd..................................      801,000        347,772
 Sin Soon Huat, Ltd....................................      929,000         43,125
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         58,060
 *Singapore Food Industries, Ltd.......................      242,000         87,228
 Singapore Land, Ltd...................................      196,000        366,081
 Singapore Reinsurance Corp., Ltd......................    1,400,850        164,485
 Singapore Shipping Corp., Ltd.........................    1,302,000        110,214
 Singapura Building Society, Ltd.......................      139,250         83,653
 Singatronics, Ltd.....................................      748,000         98,041

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Smrt Corporation, Ltd.................................      855,000   $    340,866
 Ssangyong Cement (Singapore), Ltd.....................      236,000        150,797
 Stamford Tyres Corp., Ltd.............................       62,000         12,190
 #Straits Trading Co., Ltd.............................    1,117,200      1,006,723
 Sunright, Ltd.........................................      378,000         63,995
 Superbowl Holdings, Ltd...............................      490,000         42,816
 Superior Metal Printing, Ltd..........................      490,500         38,842
 Tibs Holdings, Ltd....................................      423,000        330,348
 Tiger Medicals, Ltd...................................      224,000        233,656
 *Transmarco, Ltd......................................      106,500         40,714
 *Tuan Sing Holdings, Ltd..............................    3,362,000        179,018
 UOB-Kay Hian Holdings, Ltd............................    1,352,000        468,862
 Unisteel Tec..........................................      228,000         65,372
 United Engineers, Ltd.................................      632,666        371,431
 United Industrial Corp., Ltd..........................      785,000        289,380
 United Overseas Insurance, Ltd........................      125,500        167,921
 #United Overseas Land, Ltd............................    1,104,000      1,073,209
 United Pulp & Paper Co., Ltd..........................      354,000         83,132
 *Uraco Holdings, Ltd..................................    1,803,600        206,850
 *Van Der Horst, Ltd...................................       18,543         75,123
 *Vertex Venture Holdings, Ltd.........................      800,150        190,088
 WBL Corp., Ltd........................................      510,000        473,494
 Wearnes International (1994), Ltd.....................       33,000          9,011
 Wing Tai Holdings, Ltd................................      661,000        249,084
 Yeo Hiap Seng, Ltd....................................      102,000        101,940
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,934,845)...................................                  34,002,158
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Singapore Dollars
   (Cost $509,098).....................................                     509,564
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        116,817
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04.........................      236,300          3,871
 *GES International, Ltd. Rights 12/19/01..............      118,000         14,500
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,371
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,546,653)...................................                  34,646,910
                                                                       ------------
NEW ZEALAND -- (11.8%)
COMMON STOCKS -- (11.8%)
 *AFFCO Holdings, Ltd..................................      503,188         69,056
 *Advantage Group, Ltd.................................      101,600         23,239
 Baycorp Holdings, Ltd.................................      200,614        926,068
 Bendon Group, Ltd.....................................       77,120         58,692
 CDL Hotels NZ, Ltd....................................      657,244         48,106
 CDL Investments NZ, Ltd...............................      262,935         18,589
 Cavalier Corp., Ltd...................................       77,444        196,461
 Colonial Motor Co., Ltd...............................       47,895         52,783
 *Cue Energy Resources NL..............................      452,354         10,535
 DB Group, Ltd.........................................      132,089        304,873
 Ebos Group, Ltd.......................................       57,108         75,999
                                                            SHARES           VALUE+
                                                            ------           ------

 *Evergreen Forests, Ltd...............................      323,301   $     73,948
 *#Fisher & Paykel Apppliances Holdings, Ltd...........      169,339        669,020
 #Fisher & Paykel Industries, Ltd......................      162,566      1,237,199
 *Force Corp., Ltd.....................................      380,914         15,049
 Hallenstein Glassons Holdings, Ltd....................      142,638        177,957
 Hellaby Holdings, Ltd.................................      118,179        109,107
 Horizon Energy Distribution, Ltd......................        8,084         43,873
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,518,095
 *Kingsgate International Corp., Ltd...................      479,679         26,930
 *Met Lifecare, Ltd....................................      202,860         96,174
 Michael Hill International, Ltd.......................       90,546        188,277
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,005,446
 *New Zealand Oil & Gas, Ltd...........................      402,731         61,969
 New Zealand Refining Co., Ltd.........................       62,819        425,831
 Northland Port Corp. (New Zealand), Ltd...............      108,571         98,430
 Nuplex Industries, Ltd................................      200,476        241,779
 *Otter Gold Mines, Ltd................................       89,321          9,287
 Owens Group, Ltd......................................      138,522         72,009
 *Pacific Retail Group, Ltd............................      123,160         99,876
 Port of Tauranga, Ltd.................................      200,316        608,131
 Ports of Auckland.....................................      347,158        786,833
 Reid Farmers, Ltd.....................................      146,734         75,058
 Restaurant Brand New Zealand, Ltd.....................      245,500        190,920
 *Richina Pacific, Ltd.................................      137,322         37,120
 Sanford, Ltd..........................................      250,512        656,338
 Scott Technology, Ltd.................................       48,074         33,787
 *Seafresh Fisheries...................................       80,520          1,239
 *Shotover Jet, Ltd....................................      106,500         19,045
 Sky City, Ltd.........................................      568,916      1,473,991
 South Port New Zealand, Ltd...........................       30,744         18,028
 Steel & Tube Holdings, Ltd............................      151,610        165,822
 *Summit Gold, Ltd.....................................      107,419          5,897
 Tasman Agriculture, Ltd...............................      157,056        114,301
 Taylors Group, Ltd....................................       29,646         18,493
 Tourism Holdings, Ltd.................................      222,252        107,217
 *Trans Tasman Properties, Ltd.........................      891,408         85,263
 Tranz Rail Holdings, Ltd..............................      316,409        539,500
 Trustpower, Ltd.......................................      458,529        631,180
 Warehouse Group, Ltd..................................      503,486      1,434,289
 Waste Management NZ, Ltd..............................      254,272        279,165
 Williams & Kettle, Ltd................................       38,372         59,842
 Wrightson, Ltd........................................      317,720        149,308
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,509,071)...................................                  15,445,424
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,193).....................................          201         86,097
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $8,476).......................................                $      8,516
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AFFCO Holdings, Ltd. Rights 12/14/01
   (Cost $0)...........................................      100,638          3,348
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $16,727,740)...................................                  15,543,385
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000          6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,561
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     404,487
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            276
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         276
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,497,805) to be
   repurchased at $2,460,410
   (Cost $2,460,000)...................................   $    2,460      2,460,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $207,548,516)++................................                $131,229,965
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $208,499,453.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES        VALUE+
                                                               ------        ------
UNITED KINGDOM -- (97.8%)
COMMON STOCKS -- (97.2%)
 600 Group P.L.C.......................................      100,910   $    85,625
 AEA Technology P.L.C..................................       36,737       124,952
 AIM Group P.L.C.......................................       32,063        50,298
 AIT Group P.L.C.......................................        6,891        67,071
 API Group P.L.C.......................................       51,500        47,739
 *ASW Holdings P.L.C...................................      849,314        37,850
 Abacus Polar P.L.C....................................       75,000       274,882
 Abbeycrest P.L.C......................................       42,590        50,716
 Abbot Group P.L.C.....................................       92,595       186,851
 Acal P.L.C............................................       13,671       100,893
 *Acatos & Hutcheson P.L.C.............................       39,436        35,150
 Adam & Harvey Group P.L.C.............................       10,500        22,087
 *Advanced Medical Solutions P.L.C.....................       24,258         3,546
 Advanced Power Components, Ltd........................        7,871         6,174
 *African Lakes Corp. P.L.C............................        7,760           941
 *Airflow Streamlines P.L.C............................       20,500        16,664
 Airsprung Furniture Group P.L.C.......................       58,000        59,968
 Alba P.L.C............................................      105,025       621,574
 Alexandra Workwear P.L.C..............................       86,243       112,537
 Alexon Group P.L.C....................................       86,632       192,115
 Allders P.L.C.........................................       16,000        37,649
 Allen P.L.C...........................................       50,000       200,368
 Alpha Airports Group P.L.C............................      392,541       299,496
 Alphameric P.L.C......................................      172,688       213,025
 Alumasc Group P.L.C...................................      100,245       162,974
 Alvis P.L.C...........................................      191,010       356,845
 Amberley Group P.L.C..................................      200,000        62,036
 Amey P.L.C............................................       32,837       179,589
 Amstrad P.L.C.........................................      149,652       112,045
 *Andrew Sykes Group P.L.C.............................      203,650       258,480
 *Anglesey Mining P.L.C................................       55,000         1,569
 Anglo Eastern Plantations P.L.C.......................       57,166        27,311
 *Anite Group P.L.C....................................      250,000       481,311
 *Antisoma P.L.C.......................................       70,000        42,926
 *Applied Optical Technologies P.L.C...................       21,300        23,086
 *Arena Leisure P.L.C..................................      180,335        97,084
 *Argonaut Games, Ltd..................................      100,000        93,410
 Armitage Brothers P.L.C...............................        4,000         8,357
 Armour Trust P.L.C....................................      198,500        46,709
 Ashtenne Holdings P.L.C...............................       50,000       151,524
 Aukett Associates P.L.C...............................      149,201        12,235
 Austin Reed Group P.L.C...............................       68,999       123,984
 *Autologic Holdings P.L.C.............................       17,489       114,106
 Avesco P.L.C..........................................       29,998       267,377
 Avon Rubber P.L.C.....................................       25,041        51,781
 *Axis-Shield P.L.C....................................       18,284        94,261
 Axon Group P.L.C......................................       19,756        56,630
 *Azlan Group P.L.C....................................      185,000       379,915
 *BNB Resources P.L.C..................................       49,000        29,699
 BPP Holdings P.L.C....................................       53,250       360,716
 BSS Group P.L.C.......................................       47,905       267,122
 *BWD Securities P.L.C.................................       10,951        73,792
 Babcock International Group P.L.C.....................      310,464       380,769
 Baggeridge Brick P.L.C................................       98,000       126,481
 Bailey (Ben) Construction P.L.C.......................       26,000        22,433
 *Bailey (C.H.) P.L.C..................................      109,500        13,664

                                                               SHARES        VALUE+
                                                               ------        ------

 *Bailey (C.H.) P.L.C. Class B.........................       10,000   $     2,710
 Barr (A.G.) P.L.C.....................................       43,000       276,871
 Beattie (James) P.L.C.................................      132,247       396,999
 Bellway P.L.C.........................................       93,000       545,764
 Bemrose Corp. P.L.C...................................       50,375        93,033
 Benchmark Group P.L.C.................................       21,513        82,069
 Berisford P.L.C.......................................       41,406        56,392
 Bespak P.L.C..........................................       55,918       398,725
 Bett Brothers P.L.C...................................       33,108       128,662
 *Biocompatibles International P.L.C...................       47,336        72,907
 *Bioglan Pharma P.L.C.................................       25,961         3,887
 *Biotrace International P.L.C.........................       50,000        88,062
 Birse Group P.L.C.....................................      421,901        67,688
 Black Arrow Group P.L.C...............................       56,500        36,259
 Blacks Leisure Group P.L.C............................       60,959       154,308
 *Blagden Industries P.L.C.............................      131,092             0
 Blick P.L.C...........................................       68,555       254,682
 Bloomsbury Publishing P.L.C...........................        5,307        62,325
 Body Shop International P.L.C.........................      194,000       284,964
 *Boosey & Hawkes P.L.C................................       35,500       100,747
 Boot (Henry) & Sons P.L.C.............................       47,000       159,859
 *Bradstock Group P.L.C................................      130,000         8,343
 Brake Brothers P.L.C..................................       25,261       191,832
 Brammer (H.) P.L.C....................................       86,623       352,071
 Brewin Dolphin Holdings P.L.C.........................       69,762       123,365
 Bristol Water Holdings P.L.C..........................       12,000       207,926
 *British Biotech P.L.C................................      198,000        49,415
 British Polythene Industries P.L.C....................       56,740       279,165
 Britt Allcroft Co. P.L.C..............................       25,000       187,176
 Brockhampton Holdings P.L.C...........................       12,000        52,195
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000        85,909
 Brown & Jackson P.L.C.................................      296,819       175,668
 *Brunel Holding P.L.C.................................       11,935         6,936
 Budgens P.L.C.........................................      306,137       419,120
 Bulgin (A.F.) & Co. P.L.C.............................       36,000         5,904
 Bullough P.L.C........................................      256,000        62,064
 Bulmer (H.P.) Holdings P.L.C..........................       60,500       365,825
 *Burn Stewart Distillers P.L.C........................      142,500        49,789
 *Burnden Leisure P.L.C................................       33,000         3,412
 Burndene Investments P.L.C............................      175,001        87,349
 Burtonwood Brewery P.L.C..............................       38,000       117,868
 Business Post Group P.L.C.............................       25,000       129,241
 *CLS Holdings P.L.C...................................      102,907       332,403
 CML Microsystems P.L.C................................        3,361        16,656
 Cadcentre Group P.L.C.................................       10,000        61,180
 Caffyns P.L.C.........................................        6,000        32,087
 *Cairn Energy P.L.C...................................       60,206       225,812
 *Calluna P.L.C........................................       77,140             0
 Camellia P.L.C........................................        2,950       130,417
 *Cammell Laird Group P.L.C............................      256,158        21,918
 *Cape P.L.C...........................................      119,518        28,976
 Capital & Regional Properties P.L.C...................       25,260        86,456
 *Capital Bars P.L.C...................................       70,000        17,969
 Carclo Engineering Group P.L.C........................      100,463        78,799
 Care UK P.L.C.........................................       64,835       177,064
 *Carlisle Holdings, Ltd...............................        8,709        23,598
 Carpetright P.L.C.....................................       95,000       800,010

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

                                                               SHARES        VALUE+
                                                               ------        ------
 Carr's Milling Industries P.L.C.......................       19,000   $    37,663
 Castings P.L.C........................................       79,000       163,360
 *Cedar Group P.L.C....................................       16,360         3,266
 *Cenes Pharmaceuticals P.L.C..........................      298,612        43,650
 Chamberlin & Hill P.L.C...............................       18,000        42,997
 Chapelthorpe P.L.C....................................      547,324        44,881
 Charles Taylor Group P.L.C............................       15,656        92,992
 Charter P.L.C.........................................       88,743       156,931
 Chemring Group P.L.C..................................       49,000       254,710
 Chime Communications P.L.C............................       71,838       133,183
 Chloride Group P.L.C..................................      485,500       526,205
 Christie Group P.L.C..................................       53,263        33,422
 Chrysalis Group P.L.C.................................      268,082       894,613
 Churchill China P.L.C.................................       30,000        66,314
 City Centre Restaurants P.L.C.........................      174,871       127,810
 Clarkson (Horace) P.L.C...............................       44,733       119,614
 *Clinical Computing P.L.C.............................       40,000        20,251
 Clinton Cards P.L.C...................................      124,460       283,989
 *Clubhaus P.L.C.......................................       31,694         1,695
 Clydeport P.L.C.......................................       12,500        64,799
 Coats Viyella P.L.C...................................      275,000       179,422
 Colefax & Fowler Group P.L.C..........................       60,000        59,896
 *Communisis P.L.C.....................................      237,134       475,140
 Compel Group P.L.C....................................        5,000         6,025
 Coral Products P.L.C..................................       50,000        28,879
 *Corporate Services Group P.L.C.......................       82,200        38,685
 Cosalt P.L.C..........................................       30,700        93,473
 Countryside Property P.L.C............................       69,086       156,653
 Countrywide Assured Group P.L.C.......................      133,374       210,177
 Courts P.L.C..........................................      110,722       347,383
 Cox Insurance Holdings P.L.C..........................       62,000       123,786
 *Cradley Group Holdings P.L.C.........................       80,000        13,691
 *Cranswick P.L.C......................................        9,290        95,721
 Crest Nicholson P.L.C.................................      267,250       657,444
 *Creston Land & Estates P.L.C.........................        5,000         5,669
 Croda International P.L.C.............................       59,635       208,787
 Cropper (James) P.L.C.................................       22,000        46,277
 *Crown Sports P.L.C...................................      250,000        64,175
 *Culver Holdings P.L.C................................          338           171
 *DCS Group P.L.C......................................       10,000         4,635
 DFS Furniture Co. P.L.C...............................       41,300       267,103
 DTZ Holdings P.L.C....................................       89,500       176,138
 Daejan Holdings P.L.C.................................       25,000       432,288
 Dairy Crest Group P.L.C...............................        5,000        27,025
 *Danka Business Systems P.L.C.........................       15,000         3,155
 Dart Group P.L.C......................................       74,000       305,515
 Davis Service Group P.L.C.............................       10,000        57,971
 *Dawson International P.L.C...........................      100,688        55,283
 Delta P.L.C...........................................      150,000       228,890
 Deltron Electronics P.L.C.............................        8,621        10,266
 Densitron International P.L.C.........................       74,175        29,883
 Derwent Valley Holdings P.L.C.........................       90,000       888,821
 Development Securities P.L.C..........................       50,000       247,073
 Devro P.L.C...........................................       80,143        68,004
 Dewhurst P.L.C........................................        9,000         9,755
 Dewhurst P.L.C. Class A Non-Voting....................       15,500        13,926
 Diagonal P.L.C........................................       34,200        39,506
 *Dialog Corp. P.L.C...................................      207,000         8,118
 Dicom Group P.L.C.....................................       30,000       197,872
 Diploma P.L.C.........................................       22,648       106,746
 Dixon Motors P.L.C....................................       55,408       144,602

                                                               SHARES        VALUE+
                                                               ------        ------

 Domestic & General Group P.L.C........................       17,223   $   157,810
 Domino Printing Sciences P.L.C........................      335,935       665,920
 Domnick Hunter Group P.L.C............................       30,000       127,922
 Dowding & Mills P.L.C.................................      336,440       172,728
 Druck Holdings P.L.C..................................        8,000        26,069
 EBC Group P.L.C.......................................       33,000        55,768
 East Surrey Holdings P.L.C............................       36,800       130,152
 Edinburgh Fund Managers Group P.L.C...................       61,000       441,487
 *Eidos P.L.C..........................................       55,300       186,315
 Eldridge Pope & Co. P.L.C.............................       25,000        89,666
 Eleco Holdings P.L.C..................................      104,685        29,858
 Electronic Data Processing P.L.C......................       55,200        41,329
 Electronics Boutique P.L.C............................      150,000       273,812
 *Emess P.L.C..........................................      288,250        28,775
 Ennstone P.L.C........................................      135,323        62,238
 Eurocopy P.L.C........................................       41,051        18,734
 Eurodis Electron P.L.C................................       87,500        94,212
 Euromoney Institutional Investors P.L.C...............       65,000       291,995
 European Colour P.L.C.................................       82,090        31,023
 European Motor Holdings P.L.C.........................      118,325       183,087
 *European Telecom P.L.C...............................        7,000           799
 *Europower P.L.C......................................      232,092        23,169
 *Evans of Leeds Contingent Units P.L.C................       80,000             0
 *Express Dairies P.L.C................................      722,000       149,299
 Expro International Group P.L.C.......................       50,000       279,873
 *Eyretel P.L.C........................................      134,000       177,721
 FCX International P.L.C...............................       68,275       173,314
 *FII Group P.L.C......................................       41,166         5,577
 Falcon Holdings P.L.C.................................        5,500        14,315
 Fenner P.L.C..........................................       92,146       145,208
 *Ferguson International Holdings P.L.C................       89,105        44,476
 Ferraris Group P.L.C..................................        9,600        30,462
 *Fibernet Group P.L.C.................................       45,339       268,332
 Filtronic P.L.C.......................................        4,138        21,539
 Financial Objects P.L.C...............................        7,000         7,537
 Fine Art Developments P.L.C...........................      142,288       620,928
 First Technology P.L.C................................      117,111       674,731
 *Firth (G.M.) Holdings P.L.C..........................      163,080        16,280
 Firth Rixson P.L.C....................................      216,888        75,780
 Fisher (Albert) Group P.L.C...........................       76,000        97,004
 Forminster P.L.C......................................       43,333        13,904
 Forth Ports P.L.C.....................................      130,952     1,291,386
 Fortress Holdings P.L.C...............................      120,728        40,030
 *Foster (John) & Son P.L.C............................       27,500         4,216
 Freeport Leisure P.L.C................................       12,300        80,601
 French Connection Group P.L.C.........................       25,000       254,025
 *Friendly Hotels P.L.C................................       51,533        13,228
 Friends, Ivory & Sime P.L.C...........................       60,039       220,905
 Fuller, Smith & Turner P.L.C. Series A................       20,000       127,636
 Fulmar P.L.C..........................................      107,500        77,420
 *Future Network P.L.C.................................      315,000       208,889
 GWR Group P.L.C.......................................       49,700       182,509
 Galliford P.L.C.......................................      467,870       218,519
 Games Workshop Group P.L.C............................       12,932       102,816
 *Gaming International P.L.C...........................       14,000        12,878
 Gardner Group P.L.C...................................       26,923        11,902

                                                                             131
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

                                                               SHARES        VALUE+
                                                               ------        ------
 Garton Engineering P.L.C..............................       10,248   $     6,723
 Gaskell P.L.C.........................................       36,000        16,942
 *Gearhouse Group P.L.C................................       25,000        10,339
 Geest P.L.C...........................................       88,260       863,455
 Gibbs & Dandy P.L.C...................................        4,500        18,771
 *Gioma Restaurants P.L.C..............................      100,000        22,818
 Gleeson (M.J.) Group P.L.C............................       22,471       356,512
 Glenmorangie P.L.C....................................       20,000       226,038
 Glotel P.L.C..........................................       15,300         8,510
 Go-Ahead Group P.L.C..................................       20,000       175,411
 *Goldshield Group P.L.C...............................       14,400       123,010
 Gowrings P.L.C........................................        5,000         6,025
 Grainger Trust, Ltd...................................       22,000       252,563
 Grampian Holdings P.L.C...............................      200,324       229,975
 Grantchester Holdings P.L.C...........................       54,000       126,296
 Greene King P.L.C.....................................       23,039       229,664
 *Greenwich Resources P.L.C............................      219,332         7,820
 Greggs P.L.C..........................................       26,000     1,107,728
 Guiness Peat Group P.L.C..............................      138,374        94,721
 *Gyrus Group P.L.C....................................       30,072       105,070
 Haden Maclellan Holdings P.L.C........................      176,224        78,536
 Halstead (James) Group P.L.C..........................       73,594       234,570
 Hamley's P.L.C........................................       47,500        73,498
 Hampson Industries P.L.C..............................      105,886        33,599
 *Hampton Trust P.L.C..................................      232,050        25,647
 Hanover International P.L.C...........................       11,751        15,082
 Hardys & Hansons P.L.C................................       48,000       196,803
 *Hartstone Group P.L.C................................      240,263        18,845
 Harvey Nash Group P.L.C...............................      105,000       198,407
 Havelock Europa P.L.C.................................       27,660        12,425
 *Hawtin P.L.C.........................................      196,500        28,724
 Haynes Publishing Group P.L.C.........................       14,703        17,299
 Headlam Group P.L.C...................................      132,974       476,932
 Heath (Samuel) & Sons P.L.C...........................        7,500        29,413
 Helical Bar P.L.C.....................................       35,000       393,070
 *Helphire Group P.L.C.................................      134,600       206,350
 Henlys Group P.L.C....................................        8,303        14,091
 Heywood Williams Group P.L.C..........................      140,400       334,376
 Highbury House Communications P.L.C...................      439,166       178,495
 High-Point P.L.C......................................       57,510        34,856
 Hill & Smith Holdings P.L.C...........................       86,850        81,746
 Hiscox P.L.C..........................................       70,000       150,739
 Hit Entertainment P.L.C...............................      106,848       519,604
 Hitachi Credit (UK) P.L.C.............................       16,412        26,565
 Holidaybreak P.L.C....................................       92,974       576,770
 Holmes Place P.L.C....................................       56,067       183,502
 *Horace Small Apparel P.L.C...........................      137,500        23,040
 House of Fraser P.L.C.................................      200,000       244,577
 *Howard Holdings P.L.C................................       57,730        30,050
 Hughes (T.J.) P.L.C...................................       11,625        22,464
 Hunting P.L.C.........................................      223,174       587,208
 Huntleigh Technology P.L.C............................       24,925       129,742
 *Huntsworth P.L.C.....................................       90,000        31,446
 IAF Group P.L.C.......................................       30,000         1,497
 IMS Group P.L.C.......................................       75,000        29,681
 *IQE P.L.C............................................       32,400        83,170
 *ISA International P.L.C..............................       95,214        10,523
 *Ids Group P.L.C......................................       23,000        18,860
 *Imagination Technologies Group P.L.C.................      189,698       179,902

                                                               SHARES        VALUE+
                                                               ------        ------

 Incepta Group P.L.C...................................      351,000   $   245,276
 *Industrial & Commercial Holdings P.L.C...............        5,000           107
 Informa Group P.L.C...................................       37,229       116,007
 *Intec Telecom Systems P.L.C..........................      100,000       104,819
 Intelek P.L.C.........................................       99,880        28,488
 *Interx P.L.C.........................................       20,000        34,084
 *Irevolution Group P.L.C..............................        5,000         1,462
 Isotron P.L.C.........................................       30,500       139,188
 Ite Group P.L.C.......................................      234,741        60,258
 Itnet P.L.C...........................................       35,754       133,591
 J.& J. Dyson P.L.C....................................       28,500        65,234
 *JKX Oil and Gas P.L.C................................      220,533        56,611
 *Jacobs (John I.) P.L.C...............................      116,000        36,394
 Jardine Lloyd Thompson Group P.L.C....................        3,520        31,801
 Jarvis Hotels P.L.C...................................      215,318       267,148
 Jarvis P.L.C..........................................      289,379     2,166,597
 *Jarvis Porter Group P.L.C............................       99,894        24,930
 John David Sports P.L.C...............................      114,500       443,330
 Johnson Group Cleaners P.L.C..........................      110,535       506,007
 Johnston Group P.L.C..................................       26,000        88,989
 Joseph (Leopold) Holdings P.L.C.......................       14,000       158,726
 Jourdan (Thomas) P.L.C................................       40,000        11,979
 *K S Biomedix Holdings P.L.C..........................       94,500       215,627
 *KBC Advanced Technologies............................       25,000        43,674
 *Kalamazoo Computer Group P.L.C.......................       56,120         8,203
 Keller Group P.L.C....................................      110,000       448,653
 *Kewill Systems P.L.C.................................       10,000         8,557
 Kier Group P.L.C......................................       10,839        75,356
 Kleeneze P.L.C........................................       84,300       222,408
 *Knowledge Support Systems Group P.L.C................       25,000         8,378
 Kunick P.L.C..........................................      420,000        82,358
 Laing (John) P.L.C....................................      175,961       302,382
 Laird Group P.L.C.....................................        6,000        13,263
 Lambert Howarth Group P.L.C...........................       25,200        42,047
 *Lamont Holdings P.L.C................................       72,231         8,756
 *Laura Ashley Holdings P.L.C..........................      249,150        94,158
 Lavendon Group P.L.C..................................       20,092        65,330
 Le Riche Group, Ltd...................................        6,900        54,613
 Leeds Group P.L.C.....................................       86,938        52,073
 *Leeds Sporting P.L.C.................................       66,000         9,648
 Leicester City P.L.C..................................      100,000        50,627
 Lincat Group P.L.C....................................        4,000        19,110
 Linton Park P.L.C.....................................       39,000       186,321
 Linx Printing Technologies P.L.C......................       27,000        88,946
 Litho Supplies P.L.C..................................       20,000         6,988
 Locker (Thomas) Holdings P.L.C........................      176,168        10,677
 London Bridge Software Holdings P.L.C.................       57,269       162,935
 *London Clubs International P.L.C.....................      144,646        48,992
 *London Forfeiting Co. P.L.C..........................       12,000         2,439
 London Scottish Bank P.L.C............................      263,000       466,957
 Lookers P.L.C.........................................       53,160        86,046
 *Lorien P.L.C.........................................       60,000        47,489
 Low & Bonar P.L.C.....................................       65,000        64,888
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985        10,781
 Luminar P.L.C.........................................        2,958        37,692
 Lynx Holdings P.L.C...................................      100,000       147,602
 *M.L. Laboratories P.L.C..............................       51,042        29,844

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
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

                                                               SHARES        VALUE+
                                                               ------        ------
 *MDIS Group P.L.C.....................................      342,029   $   190,230
 MFI Furniture Group P.L.C.............................      111,936       226,678
 MMT Computing P.L.C...................................        3,000         6,204
 MS International P.L.C................................       71,500        44,355
 MSB International P.L.C...............................       16,000        18,254
 MacDonald Hotels P.L.C................................       15,500        40,230
 MacFarlane Group Clansman P.L.C.......................      228,287       247,427
 Macro 4 P.L.C.........................................       42,500       157,585
 Maiden Group P.L.C....................................       16,800        76,068
 Mallett P.L.C.........................................       24,837        57,912
 Manganese Bronze Holdings P.L.C.......................       32,184        38,554
 Marshalls P.L.C.......................................      225,800       776,055
 *Martin International Holdings P.L.C..................      135,800        21,303
 Marylebone Warwick Balfour Group P.L.C................       73,345        91,000
 Mayflower Corp. P.L.C.................................      403,800       532,672
 McAlpine (Alfred) P.L.C...............................      196,111     1,166,245
 *McBride P.L.C........................................       10,000         5,918
 McCarthy & Stone P.L.C................................      194,968       738,210
 McKay Securities P.L.C................................       68,500       169,489
 McLeod Russel Holdings P.L.C..........................       74,524        46,231
 *Medical Solutions P.L.C..............................       26,658         5,227
 *Medisys P.L.C........................................      150,134       157,369
 Mentmore Abbey P.L.C..................................      236,561       399,773
 Menzies (John) P.L.C..................................       57,314       289,754
 *Merant P.L.C.........................................      172,500       227,553
 Merchant Retail Group P.L.C...........................      185,666       282,652
 Merrydown P.L.C.......................................       59,927        35,467
 Metal Bulletin P.L.C..................................       95,500       258,767
 Metalrax Group P.L.C..................................      358,740       340,215
 Mice Group P.L.C......................................       39,909        53,215
 Microgen Holdings P.L.C...............................       45,816        70,239
 Mitie Group P.L.C.....................................      500,000     1,058,884
 Molins P.L.C..........................................       68,000       140,614
 Monsoon P.L.C.........................................       71,000        85,053
 *Morse P.L.C..........................................       36,866       101,207
 *Moss Brothers Group P.L.C............................      163,400        65,830
 Mowlem (John) & Co. P.L.C.............................      309,656       876,581
 Mtl Instruments Group P.L.C...........................        4,348        13,176
 Mucklow (A & J) Group P.L.C...........................      175,000       514,111
 *NHP P.L.C............................................      125,000        82,447
 *NXT P.L.C............................................       22,446        54,418
 Nestor Healthcare Group P.L.C.........................      180,200     1,445,537
 *New Look Group P.L.C.................................       85,145       165,139
 Newcastle United P.L.C................................       48,923        21,977
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550       110,567
 Nord Anglia Education P.L.C...........................        5,000        18,896
 Northamber P.L.C......................................       75,888        91,991
 Northgate P.L.C.......................................      118,200       816,701
 *OEM P.L.C............................................       12,000         5,391
 Ocean Wilson Holdings, Ltd............................       84,250        96,120
 Ockham Holdings P.L.C.................................      124,269        77,091
 *Orbis P.L.C..........................................      142,859        31,069
 Osborne & Little P.L.C................................       11,200        52,709
 Owen (H.R.) P.L.C.....................................       30,000        64,389
 Oxford Instruments P.L.C..............................       43,051       124,939
 *Oxford Molecular Group P.L.C.........................       41,440        10,342
 *PPL Therapeutics P.L.C...............................       43,529        31,970
 PSD Group P.L.C.......................................       43,500       288,466
 *Paladin Resources P.L.C..............................       74,000        42,740
 Paragon Group of Companies P.L.C......................       47,000       178,292

                                                               SHARES        VALUE+
                                                               ------        ------

 Parity Group P.L.C....................................      128,750   $   108,331
 *Park Food Group P.L.C................................      291,600        95,646
 *Partners Holdings P.L.C..............................       40,000         7,131
 Partridge Fine Arts P.L.C.............................       58,000        42,598
 Paterson Zochonis P.L.C...............................       22,000       202,364
 Paterson Zochonis P.L.C. Non-Voting...................       27,000       200,225
 Pendragon P.L.C.......................................       95,750       296,313
 *Peptide Therapeutics Group P.L.C.....................       35,000       157,478
 Perry Group P.L.C.....................................       47,666        53,362
 Peterhouse Group P.L.C................................       85,427       456,855
 *Pharmagene P.L.C.....................................      160,000       207,641
 Photo-Me International P.L.C..........................      142,620        99,662
 Photo-Scan P.L.C......................................       40,777        63,968
 *Phytopharm P.L.C.....................................       12,600        76,997
 *Pic International Group P.L.C........................      342,975       229,886
 Pittards P.L.C........................................       60,985        45,660
 Planit Holdings P.L.C.................................      235,000       145,784
 *Plantation & General Investment P.L.C................       70,623        16,618
 *Plasmon P.L.C........................................      100,000       111,236
 Portmeirion Potteries (Holdings) P.L.C................       22,856        51,337
 Porvair P.L.C.........................................       50,000       147,958
 *Powderject Pharmaceuticals P.L.C.....................       44,500       344,280
 Precoat International P.L.C...........................       25,000        18,005
 *Premier Consolidated Oilfields P.L.C.................      152,488        36,425
 Pressac Holdings P.L.C................................       78,129        37,883
 *Princedale Group P.L.C...............................      250,000        70,414
 *Probus Estates P.L.C.................................       83,333         3,565
 *Property Partnerships P.L.C..........................       10,000        11,409
 #*Protherics P.L.C....................................      482,694       203,070
 *Proudfoot P.L.C......................................      236,420       211,568
 *Provalis P.L.C.......................................      104,615        30,211
 Prowting P.L.C........................................      157,630       292,236
 Psion P.L.C...........................................      165,200       221,457
 QS Holdings P.L.C.....................................       95,775        34,146
 *QSP Group P.L.C......................................       31,250         3,120
 *Queens Moat Houses P.L.C.............................      159,000        20,408
 Quick Group P.L.C.....................................       82,344        85,138
 Quintain Estates & Development P.L.C..................      108,350       283,542
 *Qxl.com P.L.C........................................      130,000         5,562
 RJB Mining P.L.C......................................       16,000        19,623
 *RMS Communications P.L.C.............................       15,000             0
 *RPC Group P.L.C......................................       43,400        96,553
 RPS Group P.L.C.......................................       92,594       199,394
 *Radamec Group P.L.C..................................       35,000        16,472
 *Radstone Technology P.L.C............................        5,000        13,833
 Ransom (William) & Son P.L.C..........................       30,000        22,461
 *Recognition Systems Group P.L.C......................       90,342         6,764
 Redrow Group P.L.C....................................       91,137       304,132
 *Redstone Telecom P.L.C...............................      148,707         2,227
 *Reece P.L.C..........................................      283,750         3,035
 Reed Executive P.L.C..................................      116,500       199,370
 *Reed Health Group P.L.C..............................      116,500       276,625
 Reg Vardy P.L.C.......................................      103,597       452,824
 Regent Inns P.L.C.....................................       93,909       207,582
 Reliance Security Group P.L.C.........................        9,000        84,069
 Renishaw P.L.C........................................      146,806       938,984
 Renold P.L.C..........................................      144,000       136,564
 Ricardo Group P.L.C...................................       84,709       567,779

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Richmond Oil & Gas P.L.C.............................      220,000   $         0
 *Rodime P.L.C.........................................      435,000        83,748
 *Rolfe & Nolan P.L.C..................................       24,000        33,029
 Roseby's P.L.C........................................       33,500       179,871
 Rotork P.L.C..........................................      171,135       806,607
 Rowe Evans Investments P.L.C..........................       86,917        79,950
 Roxboro Group P.L.C...................................       17,586        51,538
 *Roxspur P.L.C........................................       45,958         5,899
 *Royal Doulton P.L.C..................................       60,000        15,402
 Royalblue Group P.L.C.................................       11,800       122,003
 Rutland Trust P.L.C...................................      174,255        79,522
 S & U P.L.C...........................................       21,140       135,665
 *SCS Upholstery P.L.C.................................       29,000        76,097
 SFI Group P.L.C.......................................       26,713        88,191
 SIG P.L.C.............................................      103,200       379,709
 Safeland P.L.C........................................       25,000        15,687
 Salvesen (Christian) P.L.C............................      133,157       191,795
 *Sanctuary Group P.L.C................................      270,000       257,983
 Sanderson Bramall Motor Group P.L.C...................       68,166       225,046
 Saville (J.) Gordon Group P.L.C.......................      391,413       500,981
 Savills P.L.C.........................................      104,000       222,473
 Scapa Group P.L.C.....................................       44,337        50,583
 *Scipher P.L.C........................................       28,803        60,587
 Scottish Radio Holdings P.L.C.........................       13,100       161,599
 Secure Trust Group P.L.C..............................       27,118       140,190
 Senior Engineering Group P.L.C........................      122,900        63,097
 *Servicepower Technologies P.L.C......................      150,000        53,479
 Severfield-Rowan P.L.C................................       20,000        66,599
 Shaftesbury P.L.C.....................................      137,500       568,660
 Shanks & McEwan Group P.L.C...........................       92,900       224,562
 Sherwood International, Ltd...........................       16,674        35,074
 Shiloh P.L.C..........................................       14,500        51,696
 *ShopRite Group P.L.C.................................      204,780        36,505
 Silentnight Holdings P.L.C............................       84,300       203,173
 Simon Engineering P.L.C...............................      348,089       282,955
 Sinclair (William) Holdings P.L.C.....................       53,000        38,926
 Sindall (William) P.L.C...............................       66,000       414,141
 Sirdar P.L.C..........................................       41,600        45,978
 Skillsgroup P.L.C.....................................       79,475        52,703
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500       103,482
 *Soco International P.L.C.............................       59,000       118,638
 South Staff Water Holdings P.L.C......................      108,000       854,808
 Southampton Leisure Holdings P.L.C....................       19,615        10,909
 Spirax-Sarco Engineering P.L.C........................       55,100       305,277
 *Sportsworld Media Group P.L.C........................       26,049       101,230
 Spring Group P.L.C....................................      169,495       195,791
 Springwood P.L.C......................................       37,500        78,079
 St. Modwen Properties P.L.C...........................       50,000        76,653
 *Staffware P.L.C......................................       12,000        83,684
 Stanley (Charles) Group P.L.C.........................       76,800       320,360
 Stanley Leisure Organisation P.L.C....................      221,258       853,529
 Sterling Publishing Group P.L.C.......................       75,298        22,013
 Stirling Group P.L.C..................................      193,011        78,447
 *Stratagem Group P.L.C................................       70,315        19,053
 *Stylo P.L.C..........................................      127,367        50,859
 *Superscape P.L.C.....................................       14,621         5,421
 Swallowfield P.L.C....................................       15,000        18,825
 Syltone P.L.C.........................................       50,400        61,094
 *Synstar P.L.C........................................      143,000       114,203
 T & S Stores P.L.C....................................      138,335       621,433

                                                               SHARES        VALUE+
                                                               ------        ------

 TGI Group P.L.C.......................................       59,560   $    42,894
 *Tadpole Technology P.L.C.............................      109,090        16,724
 *Tandem Group P.L.C...................................      327,365             0
 *Tarsus Group P.L.C...................................       34,000        64,731
 Tay Homes P.L.C.......................................       52,629        81,059
 *Teamtalk.com Group P.L.C.............................      375,000        57,490
 Ted Baker P.L.C.......................................       16,500        73,181
 Telemetrix P.L.C......................................      165,708       322,573
 *Telme.com P.L.C......................................      250,000        23,174
 *Telspec P.L.C........................................       25,000        15,152
 *Ten Alps Communications P.L.C........................        2,352           755
 Tex Holdings P.L.C....................................       14,000        14,874
 *The Innovation Group P.L.C...........................       30,000       127,280
 *The Television Corp. P.L.C...........................       14,000        54,406
 Thorntons P.L.C.......................................      158,000       224,198
 Thorpe (F.W.) P.L.C...................................       24,000        40,901
 Tibbett & Britten Group P.L.C.........................       86,123       773,769
 Tilbury Douglas P.L.C.................................      142,194     1,018,988
 Tinsley (Eliza) Group P.L.C...........................       19,844         9,480
 Topps Tiles P.L.C.....................................       39,690       144,335
 Tops Estates P.L.C....................................       30,088        75,519
 Torex P.L.C...........................................       58,333       605,200
 *Torotrak P.L.C.......................................       39,193        64,557
 *Tottenham Hotspur P.L.C..............................      150,000       100,540
 Town Centre Securities (New) P.L.C....................      142,137       237,162
 *Trace Computers P.L.C................................       33,552        46,174
 Transport Development Group P.L.C.....................       19,782        55,012
 Triad Group P.L.C.....................................        9,412        12,282
 Trifast P.L.C.........................................       28,388        40,484
 Ulster Television, Ltd................................      115,602       482,218
 *Ultima Networks P.L.C................................      100,000         3,209
 Ultra Electronics Holdings P.L.C......................       32,680       185,255
 *Ultraframe P.L.C.....................................       37,200       120,691
 Umeco P.L.C...........................................        6,250        18,940
 Unite Group P.L.C.....................................       28,051       141,013
 *United Overseas Group P.L.C..........................      174,281         6,214
 Universal Salvage P.L.C...............................       10,755        72,624
 *Vanguard Medica Group P.L.C..........................       13,172        44,614
 *Vega Group P.L.C.....................................       10,000        25,670
 *Vert (Jacques) P.L.C.................................       45,000         6,578
 Vibroplant P.L.C......................................       83,100       100,733
 Victoria Carpet Holdings P.L.C........................       12,000        21,135
 Victrex P.L.C.........................................       35,948       148,670
 *Viglen Technology P.L.C..............................       13,791        13,177
 Vitec Group P.L.C.....................................       15,242        77,165
 *Vocalis Group P.L.C..................................        8,000           970
 Volex Group P.L.C.....................................       58,801       341,715
 Vosper Thornycroft Holdings P.L.C.....................       20,000       459,206
 Wagon Industrial Holdings P.L.C.......................       47,292       154,445
 Walker Greenbank P.L.C................................       53,105        12,685
 Warner Estate Holdings P.L.C..........................       70,000       316,952
 *Waterdorm P.L.C......................................      105,000             0
 Waterman Partnership Holdings P.L.C...................       65,000       115,408
 *Waverly Mining Finance P.L.C.........................       42,500         2,273
 Weir Group P.L.C......................................       35,236       125,877
 Wellington Holdings P.L.C.............................        9,000        11,744
 Wembley P.L.C.........................................        6,053        63,792
 Westbury P.L.C........................................      202,522       690,275
 Whatman P.L.C.........................................      241,935       401,954
 White Young Green P.L.C...............................        9,000        23,680

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *Whittard of Chelsea P.L.C............................      30,000    $    11,979
 *Wiggins Group P.L.C..................................   1,148,266        255,867
 Wilmington Group P.L.C................................      28,692         60,354
 Wilshaw P.L.C.........................................     198,409         62,249
 Wilson (Connolly) Holdings P.L.C......................      51,000        107,279
 Wintrust P.L.C........................................      22,500        184,502
 Wolverhampton & Dudley Breweries P.L.C................      93,071        673,600
 Worthington Group P.L.C...............................     102,653          8,052
 Wyevale Garden Centres P.L.C..........................      36,271        241,303
 Wyndeham Press Group P.L.C............................      63,066         78,696
 *XAAR P.L.C...........................................      18,405         25,329
 *Xenova Group P.L.C...................................     145,714         72,731
 *YJL P.L.C............................................      35,932         13,195
 Yates Brothers Wine Lodges P.L.C......................      23,113         45,322
 Yorklyde P.L.C........................................      25,555         20,044
 Yorkshire Group P.L.C.................................      82,504         44,711
 Young & Co's Brewery P.L.C............................      10,000         79,862
 Young & Co's Brewery P.L.C. Class A...................       5,234         50,010
 Yule Catto & Co. P.L.C................................      53,557        180,252
 *Zetters Group P.L.C..................................      29,000         61,415
 Zotefoams P.L.C.......................................      12,000         13,776
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $88,371,964)...................................                 93,830,197
                                                                       -----------
RIGHTS/WARRANTS -- (0.4%)
 *Audemars Piguet Holdings SA Letter of Entitlement....      90,242              0
 *Creston P.L.C. Warrants 03/31/04.....................       1,000              0
 *Vocalis Rights 12/19/01..............................       8,000            399
 WSP Group P.L.C. 06/21/01.............................      75,000        330,500
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $174,218)......................................                    330,899
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $190,037).....................................                    174,922
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $88,736,219)...................................                 94,336,018
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $2,189,220) to be
   repurchased at $2,155,359
   (Cost $2,155,000)...................................   $   2,155      2,155,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $90,891,219)++.................................                $96,491,018
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $90,925,216.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (15.8%)
COMMON STOCKS -- (15.7%)
 *Agricole de la Crau..................................          449   $     22,112
 Apem SA...............................................        1,000         35,834
 Assystem SA...........................................        2,657         82,887
 *Aurea................................................          600          5,367
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        256,661
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        619,840
 *Berger Levrault SA...................................          476         52,637
 Boiron SA.............................................        3,800        239,877
 Brioche Pasquier SA...................................        5,200        322,201
 Burelle SA............................................        4,030        180,603
 CEGID SA..............................................        4,500        349,340
 *COM 1 SA.............................................          450          2,692
 *CS Communication et Systemes.........................       23,633        180,715
 Carbone Lorraine......................................       33,245      1,011,799
 Cegedim SA............................................        6,400        276,041
 Change de la Bourse SA................................          614         12,920
 Christian Dalloz SA...................................        2,022        147,012
 Cie Francaise des Ferrailles..........................       10,576        377,843
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,318,422
 Compagnie Financiere Saint-Honore.....................        1,188        143,604
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,119,837
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         12,088
 Continentale d'Entreprises SA.........................       20,087        854,150
 Costimex SA...........................................          700         13,914
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        180,061
 Cristalleries de Baccarat.............................        1,567        148,026
 *#Damart SA...........................................       22,900      1,648,574
 Deveaux SA............................................        1,040         63,695
 Didot-Bottin..........................................        1,620         87,178
 Docks des Petroles d'Ambes............................          100          8,954
 Docks Lyonnais........................................        1,147         22,009
 Dynaction SA..........................................       10,660        233,947
 Electricite de Strasbourg.............................       23,784        724,283
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 *Expand SA............................................        2,060        101,449
 Explosifs et de Produits Chimiques....................          524        104,160
 Fimalac SA............................................      104,100      3,592,355
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         11,103
 Fininfo SA............................................        9,760        278,777
 Fonciere Lyonnaise SA.................................        2,896         69,235
 Fonderies Franco Belge................................          492         34,362
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        220,716
 *Fromagerie F. Paul Renard............................          200         14,147
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,170
                                                            SHARES           VALUE+
                                                            ------           ------

 GFI Industries SA.....................................        6,845   $    118,290
 Gantois Series A......................................          647         56,194
 Gascogne SA...........................................        6,472        400,436
 *#Gaumont.............................................       14,607        492,036
 *Generale de Geophysique SA...........................       17,278        547,663
 Gevelot...............................................        3,584        104,296
 Grands Moulins de Strasbourg..........................          110         14,390
 Groupe Guillin SA.....................................        1,200         29,011
 Groupe Norbert Dentressangle SA.......................        6,320        123,365
 Groupe Zannier SA.....................................        4,100        298,280
 Guitel-Etienne-Mobilor SA.............................          240         10,661
 Guyenne et Gascogne SA................................       26,000      2,009,097
 Hoteliere Lutetia Concorde............................        2,505        201,868
 Hotels et Casinos de Deauville........................        2,055        326,608
 IMS International Metal Service SA....................       12,630         83,686
 Immobanque............................................        1,098        118,961
 Immobiliere Marseillaise..............................          656      1,762,146
 Industrielle et Financiere d'Entreprise SA............          300         14,962
 *Informatique et Realite SA...........................        2,643         25,559
 *Lectra Systemes SA...................................       19,192         73,034
 Legris Industries SA..................................        9,350        168,695
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        180,513
 MRM...................................................        1,424         34,414
 Manitou SA............................................       11,092        645,565
 Matussiere et Forest SA...............................       13,600         94,253
 *Metaleurop SA........................................       35,749        102,431
 *Montupet SA..........................................       32,450        305,376
 *NAF NAF SA...........................................        4,200         46,820
 Nord-Est SA...........................................        2,707         64,838
 PSB Industries SA.....................................        1,240         86,936
 Parc Asterix SA.......................................          822         13,616
 Parisienne de Chauffage Urbain........................          200         12,894
 *Pier Import Europe SA................................       12,100         54,172
 Pinguely-Haulotte SA..................................       25,000        242,429
 Plastic Omnium........................................        5,141        294,608
 Radiall SA............................................        1,340         81,049
 Robertet SA...........................................        1,076         62,142
 Rochette..............................................       84,470        480,278
 Rougier SA............................................        2,040        105,944
 SDR de Bretagne SA....................................          714          8,298
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        425,243
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         13,676
 SR Teleperformance....................................       90,928      1,791,171
 *Sabate SA............................................        2,400         38,681
 Sabeton...............................................       13,500        129,340
 Samse SA..............................................        4,400        315,181
 Sechilienne...........................................        2,200        141,437
 Securidev SA..........................................        1,500         12,840
 Selectibanque SA......................................        7,100        102,671
 Sidergie SA...........................................        4,000         97,061
 #Skis Rossignol SA....................................       41,668        548,450
 Smoby SA..............................................          500         13,207
 Societe Financiere Interbail SA.......................       17,550        477,713

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Societe Francais des Papiers Peints...................          400   $      8,596
 Sopra SA..............................................        6,900        238,172
 Sucriere de Pithiviers-le-Vieil.......................        1,825        606,253
 Taittinger SA.........................................       12,700      1,489,676
 Touax (Touage Investissement SA)......................       10,378        183,061
 *Trouvay et Cauvin SA.................................        1,500         11,739
 Unilog SA.............................................        6,320        390,466
 Union Generale du Nord SA.............................          994         58,608
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,443,335
 *Valtech, La Defense..................................       20,000         40,293
 Vermandoise de Sucreries..............................          323        219,803
 *Viel et Cie..........................................       42,228        127,423
 Vilmorin et Cie SA....................................        2,349        150,280
 Virbac SA.............................................        1,713        138,811
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,900,178)...................................                  34,291,598
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $86,256)......................................       19,695        121,681
                                                                       ------------
TOTAL -- FRANCE
  (Cost $29,986,434)...................................                  34,413,279
                                                                       ------------
GERMANY -- (14.5%)
COMMON STOCKS -- (14.5%)
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         46,131
 *Acg AG Fuer Chipkarten und Informationssysteme.......        1,400          7,835
 *Adva AG Optical Networking...........................        3,500         19,430
 *Agrob AG.............................................        5,800         67,513
 Aigner (Etienne) AG...................................          600         85,958
 Alsen AG, Hamburg.....................................       16,400        367,114
 *Alte Leipziger Versicherungs AG Series C.............        1,043        452,942
 Amira Verwaltungs AG..................................          200         92,226
 Andreae-Noris Zahn AG, Anzag..........................       27,200        657,581
 Anterra Vermoegensverwaltungs AG......................        1,350        112,417
 *Articon Integralis AG................................        2,100         21,605
 BUS (Berzelius Umwelt Service) AG.....................        5,400         32,831
 Baader Wertpapier Handelsbank AG......................        7,900         32,539
 *Babcock Borsig AG....................................       37,480        263,443
 *Balda AG.............................................        3,600         32,557
 Bayerische Handelsbank AG.............................       99,086      1,818,792
 #Beate Uhse AG........................................       16,800        138,393
 *Bechtle AG...........................................        2,200         16,547
 Berliner Elektro Holding AG...........................       11,061         67,347
 Berliner Kindl-Brauerei AG............................          790        141,473
 *Bertrandt AG.........................................        3,100         44,273
 Beru AG...............................................          600         26,352
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        312,029
 *Biodata Information Technology AG....................        1,000            600
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        182,890
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          192         27,507
 Boewe Systec AG.......................................        3,000         51,844
 *Brau und Brunnen AG..................................        4,995         86,767
 Bremer Energiekonto AG................................        1,200         15,902
                                                            SHARES           VALUE+
                                                            ------           ------

 *Bremer Woll-Kaemmerei AG.............................       19,960   $     33,957
 Brillant AG...........................................        1,310         45,511
 *#Brokat AG...........................................        4,900          1,536
 Buckau (Walther) AG...................................        7,800              0
 Ce Consumer Electrnic AG..............................        2,700         19,099
 Ceag AG...............................................       20,670        145,287
 Cewe Color Holding AG.................................        1,900         20,755
 *Ceyoniq AG...........................................        2,900         14,282
 *Computerlinks AG.....................................          600         10,020
 *Comroad AG...........................................        2,200         19,502
 *Concordia Bau und Boden AG...........................      102,602        459,349
 *DAS Werk AG..........................................        1,200          3,438
 Data Modul AG.........................................        2,400         46,095
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200         89,010
 Deutsche Verkehrs-Bank AG.............................        7,124        574,094
 *Dierig Holding AG....................................       10,500         84,427
 Dis Deutscher Industrie Service AG....................        1,400         35,162
 Doag-Holding AG.......................................        7,500         28,541
 Dom-Braugerei AG......................................        1,100         44,322
 Duerr Beteiligungs AG.................................       14,750        322,254
 *Dyckerhoff AG DM50...................................       12,750        296,825
 *Dyckerhoff and Widmann AG............................       49,190         84,566
 *Elmos Semiconductor AG...............................        2,100         28,393
 ElreingKlinger AG.....................................        1,500         30,891
 *#Em TV & Merchandising AG............................       16,600         28,984
 Erlus Baustoffwerke AG................................          297         83,769
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................       10,260        188,329
 Eurobike AG...........................................        1,700          5,449
 *Evotec Biosystems AG.................................        3,800         40,558
 #Fag Kugelfischer Georg Schaefer AG...................       24,300        257,835
 Feilmann AG...........................................        2,300         76,816
 Fja AG................................................          800         35,100
 Forst Ebnath AG.......................................           13          6,169
 *Freenet.De AG........................................        1,900         24,838
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,656
 *GFK AG...............................................        2,600         51,124
 *GPC Biotech AG.......................................        1,900         22,967
 *Gft Technologies AG..................................        2,100         11,752
 Gilde Brauerei AG.....................................        1,200        333,089
 Goldschmidt (T.H.) AG.................................       83,200      2,011,425
 *Gontard & Metallbank AG..............................        3,700          6,759
 *Grenkeleasing AG.....................................          800         13,753
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........        2,665         77,553
 *Hagen Batterie AG....................................          104         56,990
 Hamborner AG..........................................       21,000        428,717
 Hasen-Braeu AG........................................        1,000         36,711
 *Herlitz AG...........................................        3,462          6,510
 Holsten-Brauerei AG...................................       38,462        588,904
 *Holzmann (Philipp) AG................................        2,200         16,941
 *Hucke AG.............................................        8,300         14,864
 IFA Hotel & Touristik AG..............................        7,000         62,051
 *Intershop Communications AG..........................        5,200         11,081
 Iwka AG...............................................       26,613        300,249
 *Ixos Software AG.....................................        6,100         21,848
 *Jumptec Industrielle Computertechnik AG..............        2,000         15,043
 K & S Aktiengesellschaft AG...........................      129,500      2,406,050
 KSB AG................................................        2,387        183,916
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        746,092

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kampa-Haus AG.........................................        8,375   $     41,694
 Kamps AG, Duesseldorf.................................        8,200         65,713
 *Kaufring AG..........................................        2,203          6,293
 Keramag Keramische Werke AG...........................       13,000        449,311
 *#Kloeckner Humboldt-Deutz AG.........................       25,650         45,704
 *Kloeckner-Werke AG...................................        4,500         70,714
 *Km Europa AG (New)...................................        1,338         24,967
 Kolbenschmidt Pierburg AG, Duesseldorf................       28,473        314,860
 *Kontron Embedded Computers AG........................        2,600         33,524
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,174,754
 Kromschroeder (G.) AG.................................       26,520        161,710
 Krones AG.............................................          700         24,319
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         70,983
 LPKF Laser & Electronics AG...........................        2,200         11,918
 Lehnkering AG.........................................       15,300        143,846
 Leifheit AG...........................................       12,500        307,794
 Leoni AG..............................................       25,000        565,221
 *Loewe AG.............................................          700         20,057
 MG Vermoegensverwaltungs AG...........................        3,141        112,498
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        274,923
 *MWG Biotech AG.......................................        6,600         11,997
 *Maihak (H.) AG.......................................          143          7,247
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,608,845
 Markt und Kuehlhallen AG..............................       14,000        231,908
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400          6,447
 *Maxdata AG...........................................       11,500         82,377
 Mensch und Maschine Software AG.......................          900          9,026
 *Moenus Textilmaschinen AG............................        5,250          2,350
 *Moksel (A.) AG.......................................       15,800         46,403
 *Morphosys AG.........................................        1,100         54,664
 Mueller-Weingarten AG.................................       11,580        207,375
 *Nemetschek AG........................................        3,800         13,950
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         85,542
 *Niedermayr Papierwarenfabrik AG......................        1,200         18,803
 *Norddeutsche Affinerie AG............................        1,900         23,596
 Norddeutsche Steingutfabrik AG........................        5,960         31,486
 *Otto Reichelt AG.....................................       11,950         73,830
 *Parsytec AG..........................................          700          3,886
 *Pfaff (G.M.) AG......................................       80,000         22,206
 *Pfeiffer Vacuum Technology AG........................        1,000         35,816
 Pfleiderer AG.........................................       17,000        118,578
 Phoenix AG, Hamburg...................................       37,500        392,857
 Progress-Werk Oberkirch AG............................        5,000         83,272
 Puma AG...............................................        4,900        121,533
 *Qs Communications AG.................................        5,900          7,660
 *RTV Family Entertainment AG..........................        9,500         13,610
 *Rational AG..........................................        1,200         36,532
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200        126,789
 Renk AG...............................................       19,400        326,570
 #Rheinmetall Berlin AG................................       45,000        693,039
 *SGL Carbon AG........................................        2,100         52,085
                                                            SHARES           VALUE+
                                                            ------           ------

 Salzgitter AG.........................................       24,900   $    217,381
 *Schneider Rundfunkwerke AG...........................       10,274         45,997
 Schwarz Pharma AG.....................................        9,000        233,699
 Sektkellerei Schloss Wachenheim AG....................       15,120         95,040
 *Senator Entertainment AG.............................        9,800         28,080
 *Ser Systeme AG.......................................        6,000         13,431
 *Sibra Beteiligungs AG................................        8,844         23,757
 *Singulus Technologies AG.............................        3,600         95,091
 Sinner AG, Karlsruhe..................................        4,160         39,111
 #Sixt AG..............................................        6,500         50,926
 *Stada Arzneimittel AG................................        1,400         44,752
 Stahl (R.) AG.........................................        2,000         12,177
 *Steag Hamtech AG.....................................        1,800         14,280
 Stoehr & Co. AG.......................................       16,000         85,958
 Stollwerck AG.........................................          480        107,448
 *Strabag AG...........................................        3,332         69,604
 Stuttgarter Hofbraeu AG...............................       18,000        282,051
 Sued-Chemie AG........................................       29,146        939,503
 *Suess Microtec AG....................................        1,400         38,986
 #Takkt AG.............................................       29,100        157,118
 Tarkett AG............................................       12,800         67,621
 *Technotrans AG.......................................          200          6,522
 *Telegate AG..........................................        1,400          2,758
 *Terrex Handels AG....................................        1,250         55,962
 *United Internet AG...................................        5,400         22,919
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415         66,598
 VK Muehlen AG.........................................        1,312         58,503
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        279,875
 Vossloh AG............................................       15,900        311,075
 *WCM Beteiligungs AG..................................      100,666      1,158,251
 Walter AG.............................................       13,500        360,219
 Wanderer-Werke AG.....................................        7,903        100,484
 *Wedeco AG Water Technology...........................        1,100         35,261
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         38,547
 Wuerttembergische Hypotheken Bank AG..................       21,827        922,471
 Wuerttembergische Lebensversicherung AG...............        4,430         99,007
 Wuerttembergische Metallwarenfabrik AG................       30,330        440,223
 Wuerzburger Hofbraeu AG...............................          133         36,917
 Zapf Creation AG......................................          800         17,765
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        585,088
                                                                       ------------
TOTAL -- GERMANY
  (Cost $36,396,424)...................................                  31,685,584
                                                                       ------------
SWITZERLAND -- (11.5%)
COMMON STOCKS -- (11.4%)
 *AFG Arbonia-Forster Holding AG.......................        2,610        139,471
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         18,081
 Afipa SA, Vevey.......................................           20          4,979
 Afipa SA, Vevey Series A..............................           80         27,739
 Aletsch AG, Moerel....................................           50        161,526
 BHB Beteiligungs und Finanzgesellschaft...............          150          4,000
 BKW FMB Energie AG, Bern..............................          660      1,021,988
 BVZ (Brig Visp Zermatt) Holding AG....................          370         48,306
 Bank Coop AG..........................................        5,881        644,600

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bank Sarasin & Cie Series B, Basel....................          274   $    527,438
 *Banque Cantonale de Geneve...........................        1,344        128,949
 *Banque Cantonale du Jura.............................          450         55,198
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        666,752
 Basellandschaftliche Kantonalbank.....................          600        221,886
 Basler Kantonalbank...................................        5,000        198,568
 *Bobst Group SA.......................................       18,200        555,353
 Bon Appetit Holding A.................................        1,650        117,980
 Bossard Holding AG....................................        6,350        122,235
 Bucher Holding AG, Niederweningen.....................          671        488,951
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        683,512
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        132,075
 *Calida Holding AG....................................          396         50,979
 Canon (Schweiz) AG, Dietlikon.........................        3,706        162,032
 Carlo Gavazzi Holding AG..............................          910         45,865
 Cie Financiere Tradition..............................        2,500        241,379
 *Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         19,257
 Daetwyler Holding AG, Atldorf.........................          348        465,327
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,426,533
 Edipresse SA, Lausanne................................          694        184,585
 Eichhof Holding AG....................................          188         91,329
 Energie Electrique du Simplon SA......................          350         22,741
 Escor AG, Duedingen...................................          744         11,295
 Financiere Michelin, Granges-Paccot...................          637        188,378
 Forbo Holding AG, Eglisau.............................        1,100        336,655
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        105,774
 Galenica Holding AG, Bern Series B....................          405        329,550
 Generale d'Affichage, Geneve..........................          290        114,465
 Generali (Switzerland) Holdings, Adliswil.............        1,670        409,694
 Golay-Buchel Holding SA, Lausanne.....................           40         41,778
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         36,386
 Gurit-Heberlein AG....................................        1,125        799,282
 *HPI Holding SA.......................................        6,000         25,868
 Hero AG...............................................        3,040        365,511
 *Industrieholding Cham AG, Cham.......................          864        104,931
 Jelmoli Holding AG, Zuerich...........................        1,521      1,551,673
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        585,321
 Kardex AG, Zuerich....................................        1,039        175,397
 Kardex AG, Zuerich (Participating)....................          610         98,901
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,681,316
 Kuehne & Nagel International AG.......................        3,240        155,233
 Lem Holdings AG, Lyss.................................          270         45,907
 *#Logitech International SA...........................       66,100      2,307,975
 Maag Holding AG, Zuerich..............................          922        123,733
 *Mikron Holding AG, Biel..............................        1,326        113,534
 #Moevenpick-Holding, Zuerich..........................        1,320        432,842
 *Nextrom Holding SA...................................          277         22,708
 *Omnium Geneve SA, Geneve.............................          110             73
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        240,468
 Oz Holding AG.........................................        4,400        347,342
 *Parco Industriale e Immobiliare SA...................          600          1,275
 Phoenix Mecano AG, Stein am Rhein.....................        2,749        667,723
                                                            SHARES           VALUE+
                                                            ------           ------

 *Reg Real Estate Group................................        8,010   $    471,809
 Sarna Kunststoff Holding AG, Sarnen...................          176        135,731
 *Schaffner Holding AG.................................          300         60,117
 Schweizerhall Holding AG, Basel.......................          140        157,276
 Schweizerische National Versicherungs Gesellschaft....          396        201,993
 Siegfried AG, Zofingen................................          856        675,739
 Sig Holding AG........................................        1,600        137,965
 *Sihl.................................................          150          2,364
 Sika Finanz AG, Baar..................................          800        167,356
 Sika Finanz AG, Baar (Namen)..........................          750         26,369
 Sopracenerina.........................................        2,409        168,959
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        136,178
 Unigestion Holding, Geneve............................        2,891        172,043
 Vaudoise Assurances Holding, Lausanne.................           45         81,158
 Villars Holding SA, Fribourg..........................          150         23,227
 *Von Moos Holding AG, Luzern..........................        7,000         25,929
 *Von Roll Holding AG, Gerlafingen.....................       23,024         69,626
 WMH Walter Meier Holding AG, Staefa...................           50         33,702
 Zehnder Holding AG....................................          193        111,221
 *Zellweger Luwa AG....................................        3,040        124,606
 Zschokke Holding SA, Geneve...........................          230         53,771
 Zueblin Holding AG....................................           93            525
 Zuercher Ziegeleien Holding, Zuerich..................        1,415        988,134
 Zuger Kantonalbank....................................          545        708,226
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,924,271)...................................                  24,834,626
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        111,485
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $22,281)......................................                      22,681
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,212,781)...................................                  24,968,792
                                                                       ------------
ITALY -- (8.1%)
COMMON STOCKS -- (8.1%)
 *Auschem SpA (In Liquidation).........................       82,000              0
 *Azienda Mediterranea Gas e Acqua SpA.................       78,000         81,155
 *Banca Intermobiliare di Investimenti e Gestoni SpA...       27,500        112,283
 Banca Popolare Dell'etruria e Del Lazio Scrl SpA......        4,000         34,976
 *Banca Popolare di Lodi Scarl.........................       33,000        263,274
 *Banca Profilo SpA....................................       29,000         75,303
 Banca Toscana.........................................       75,000        251,160
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        433,015
 Banco di Desio e della Brianza SpA....................       27,500         70,669
 Banco Piccolo Valellinese Scarl SpA...................       12,000         87,892
 Bassetti SpA..........................................       61,500        240,092
 *Bastogi SpA..........................................    1,183,000        172,659
 *Bayerische Vita SpA..................................       24,000        158,808
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         74,720

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600   $     77,004
 *Bremba SpA...........................................       13,000         90,444
 Brioschi Finanziaria SpA, Milano......................      175,000         34,159
 Buzzi Unicem SpA......................................       30,500        211,104
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        111,101
 CAMFIN (Cam Finanziaria)..............................       36,527        122,321
 CIR SpA (Cie Industriale Riunite), Torino.............      182,500        163,737
 *CMI SpA..............................................       77,404         98,486
 Caltagirone SpA.......................................      178,399        710,836
 Cementeria di Augusta SpA.............................      105,000        129,743
 #Cementir Cementerie del Tirreno SpA..................      249,704        505,302
 #Cia Assicuratrice Unipol SpA.........................      199,333        667,525
 *Cirio Finanziaria SpA................................       85,000         27,780
 Class Editore SpA.....................................       22,000         76,037
 *Credito Artigiano SpA................................       24,000         67,262
 Cremonini SpA.........................................       23,000         29,882
 Cucirini SpA..........................................       30,000         30,891
 *Dalmine SpA..........................................    1,976,700        388,501
 #Danieli & C.Officine Meccaniche SpA..................       66,500        181,609
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *Ducati Motor Holding SpA.............................       25,000         38,838
 *Erg SpA..............................................       38,000        142,566
 Ericsson SpA..........................................        6,000        139,414
 *Esaote Biomedica SpA.................................        7,000         20,872
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        110,585
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        161,700
 *#Finmatica SpA.......................................       10,000        179,438
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        109,575
 *Gemina SpA...........................................       58,000         37,703
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 *Gewiss SpA...........................................      221,700        750,368
 Grandi Navi Veloci SpA................................       15,000         28,877
 *Grassetto SpA........................................      279,125              0
 *Gruppo Ceramiche Ricchetti SpA.......................       51,000         25,253
 #Gruppo Editoriale L'espresso SpA.....................       32,500        101,270
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        139,011
 *#Impregilo SpA.......................................      532,000        258,183
 Industria Macchine Automatique SpA....................       23,000        166,607
 Industrie Zignago S. Margherita SpA...................       52,000        527,534
 *Interbanca SpA.......................................       11,000        144,786
 *Interpump Group SpA..................................       19,000         70,262
 Ipi SpA...............................................       70,700        238,659
 *Italdesign Giugiaro SpA..............................        8,000         28,151
 Italmobiliare SpA, Milano.............................        5,250        157,243
 Linificio and Canapificio Nazionale SpA...............       22,000         25,077
 *Locat SpA............................................       40,000         25,967
 Maffei SpA............................................       52,500         58,291
 *Mandelli SpA.........................................       41,000              0
                                                            SHARES           VALUE+
                                                            ------           ------

 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000   $  1,135,563
 Marangoni SpA, Rovereto...............................       34,303         68,187
 #Merloni Elettrodomestici SpA.........................      155,000        711,977
 Milano Assicurazioni SpA..............................       81,000        245,868
 Monrif SpA............................................      150,000        119,267
 Montefibre SpA........................................      143,130         75,357
 *Navigazione Montanari SpA............................       20,000         22,295
 *Necchi SpA...........................................      164,250         34,341
 *Olidata SpA..........................................        8,000         20,952
 *Opengate Group SpA...................................        2,000         33,757
 Perlier SpA...........................................      100,700         18,124
 *Permasteelisa SpA....................................        6,000         80,586
 Pininfarina SpA.......................................       31,285        532,239
 Poligrafici Editoriale SpA............................      132,000        121,857
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      162,152        238,113
 *Premaimm SpA.........................................      179,000         22,118
 *Ratti SpA............................................       31,768         22,472
 Recordati Industria Chimica e Farmaceutica SpA........       48,000        902,563
 Reno de Medici SpA, Milano............................      100,500        113,564
 *Risanamento Napoli SpA...............................       11,000         26,593
 *Rodriquez SpA........................................       41,250              0
 #SAES Getters SpA.....................................       14,750        150,694
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       14,500        198,644
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        103,419
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         37,481
 SMI STA Metallurgica Italiana SpA.....................      565,280        257,125
 SNIA SpA..............................................      502,039        666,646
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         21,463
 *Sabaf SpA............................................        2,000         20,523
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,042
 *Sirti SpA............................................       35,000         30,712
 *Societe Sportiva Lazio SpA...........................       14,000         24,131
 Sogefi SpA............................................      182,500        337,442
 Sol SpA...............................................       14,000         22,313
 Sta per la Condotte Acque Potabili SpA................       14,000        167,977
 Stefanel SpA..........................................       54,400         94,984
 *Tecnodiffusione Italia SpA...........................        1,000         25,904
 Terme Demaniali di Acqui SpA..........................      199,500         56,984
 *Trevi-Finanziaria Industriale SpA....................       15,000         25,250
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................       52,520        113,804
 Vianini Lavori SpA....................................      180,752        720,211
 Vittoria Assicurazioni SpA............................       51,500        186,297
 Zucchi (Vincenzo) SpA.................................       89,000        371,358
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,249,060)...................................                  17,647,157
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SPAIN -- (7.3%)
COMMON STOCKS -- (7.3%)
 Abengoa SA............................................        5,400   $     38,681
 Ahorro Familiar SA....................................        6,051        174,732
 *Aldeasa SA...........................................        1,800         27,258
 *#Amper SA............................................       56,800        232,933
 Azkoyen SA............................................       52,500        465,384
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         75,673
 Banco de Credito Balear SA............................       35,424        386,967
 Banco de Galicia SA...................................       75,500        946,437
 Banco de Valencia SA..................................      169,455      1,494,540
 Banco de Vasconia SA..................................       89,000        635,931
 Banco Guipuzcoano SA..................................       21,194        351,076
 Banco Pastor SA.......................................        1,956         26,972
 Banco Zaragozano SA...................................      187,990      1,417,306
 Bodegas y Bebedas SA..................................       39,504        554,984
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        208,180
 Campofrio Alimentacion SA.............................       69,600        774,635
 Cementos Portland SA..................................        1,400         34,557
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       16,300         98,662
 Cortefiel SA..........................................        4,700         27,944
 *El Aguila SA.........................................       65,332        436,397
 Elecnor SA............................................       18,300        327,716
 Empresa Nacional de Celulosa SA.......................        9,840        136,126
 Energia e Industrias Aragonesas SA....................       12,340         52,484
 *Ercros SA............................................       48,518         18,246
 Espanola del Zinc SA..................................       29,250         53,167
 *Estacionamientos Urbanos SA..........................        4,200              0
 Europistas Concesionaria Espanola SA..................      174,940        747,178
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................        2,100         23,467
 *#Filo SA.............................................       82,733        184,457
 *Grupo Picking Pack SA................................       87,465        122,956
 Hullas del Coto Cortes................................        8,666         56,645
 *Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210      1,146,504
 *Iberica I-...........................................        5,408         45,362
 Inbesos SA............................................        8,050         15,713
 *Indo Internacional SA................................       33,600         75,214
 Inmobiliaria Colonial SA ICSA.........................        3,300         35,428
 Inmobiliaria del Sur SA...............................        1,656         72,656
 *#Inmobiliaria Urbis SA...............................       74,582        297,174
 Koipe SA, San Sebastian...............................       16,800        478,960
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         47,385
 Lingotes Especiales SA................................       22,080         64,254
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         71,854
 Metrovacesa SA........................................        5,600         75,146
 Nicolas Correa SA.....................................       15,750         37,231
 *Nueva Montana Quijano SA Series B....................       40,500         11,604
 Obrascon Huarte Lain SA...............................       53,992        275,080
 Papelera de Navarra SA................................        6,000         85,958
 Pescanova SA..........................................       24,409        250,686
 #Portland Valderrivas SA..............................       18,225        399,807
 Prosegur Cia de Seguridad SA..........................        7,000         96,837
 *#Radiotronica SA.....................................       10,575         88,723
 Reno de Medici SpA....................................       74,387         86,588
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tableros de Fibras SA Series B.......................        8,560   $     51,736
 Tavex Algodonera SA...................................       26,400         74,225
 *Tele Pizza SA........................................       13,400         21,837
 Uniland Cementera SA..................................        5,750        286,259
 Unipapel SA...........................................       27,957        285,373
 #Uralita SA...........................................      101,725        510,073
 Vallehermoso SA.......................................       13,900         91,230
 Vidrala SA, Alava.....................................       47,040        296,943
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       97,492        441,709
                                                                       ------------
TOTAL -- COMMON STOCKS
  (Cost $12,756,585)...................................                  15,949,240
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inmobiliaria del Sur SA Rights 10/31/01
   (Cost $12,428)......................................          331         14,164
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,769,013)...................................                  15,963,404
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
 A.I.R. Holdings NV....................................        1,119         28,055
 *ASM International NV.................................        4,400         66,976
 Aalberts Industries NV................................       25,017        396,484
 Accell Group NV.......................................        4,865         49,442
 *Atag Group NV........................................        4,630          1,202
 Athlon Groep NV.......................................       34,250        426,277
 Batenburg Beheer NV...................................        3,000         75,213
 *Begemann Groep NV....................................       11,909         47,985
 *Begemann Groep NV Series B...........................       13,451          4,697
 Boskalis Westminster NV...............................       47,991      1,418,047
 Buhrmann NV...........................................        9,200         93,745
 *Creyf's SA...........................................       18,064        230,972
 *Creyf's SA Strip VVPR................................       18,064            162
 Delft Instruments NV..................................       13,336        109,858
 Draka Holding NV......................................        1,400         48,500
 *Econosto NV..........................................       17,305         77,474
 Eriks Group NV........................................        8,000        207,733
 *Exact Holding NV.....................................        1,700         44,448
 *Fox Kids Europe NV...................................        7,400         79,843
 Gamma Holding NV......................................       15,705        432,414
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       12,000        116,044
 Getronics NV..........................................       24,210         89,528
 Geveke NV.............................................        9,193        345,719
 Grolsche NV...........................................       32,100        617,960
 *Haslemere NV.........................................        2,100         87,812
 *Heijmans NV..........................................        1,400         25,121
 Hollandsche Beton Groep NV............................       60,669        645,357
 Internatio-Mueller NV.................................       28,645        527,081
 KLM (Koninklijke Luchtvaart Mij) NV...................        4,200         50,882
 Kas-Associatie NV.....................................       42,888        587,549
 Koninklijke Bam NV....................................       25,037        416,977
 Koninklijke Frans Maas Groep NV.......................       12,349        226,674
 Koninklijke Nedlloyd NV...............................       23,472        352,032
 Koninklijke Ten Cate NV...............................       10,204        224,305
 Koninklijke Ubbink NV.................................        1,500         48,083
 Koninklijke Vendex KBB NV.............................        6,500         62,042
 Koninklijke Volker Wessels Stevin NV..................        2,410         47,150
 Koninklijke Vopak NV..................................        3,600         56,668
 *Laurus NV............................................        9,060         41,292
 MacIntosh NV..........................................       15,590        144,478

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 NBM-Amstelland NV.....................................       59,684   $    314,768
 NV Holdingsmij de Telegraaf...........................        3,600         55,927
 Nagron Nationaal Grondbezit NV........................       16,122        389,762
 Nederlandsche Apparatenfabriek........................       14,000        201,823
 *Nh Hotels............................................       21,703        195,300
 Oce NV................................................        6,000         54,798
 *Opg Groep NV Series A................................          900         31,026
 *Petroplus International NV...........................        1,900         28,411
 Polynorm NV...........................................        3,927        243,675
 Reesink NV............................................        2,050         77,553
 Roto Smeets de Boer NV................................        1,040         22,349
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         70,873
 #Samas-Groep NV, Zaandam..............................       24,184        147,033
 Schuitema NV, Amersfoort..............................       34,200        523,647
 Schuttersveld NV......................................       20,596        212,079
 *Sligro Beheer NV.....................................          800         21,848
 Smit International NV.................................       19,643        409,808
 Stork NV..............................................        2,900         22,980
 *Textielgroep Twenthe NV..............................        1,000         50,008
 Twentsche Kabel Holding NV............................       18,244        294,042
 Unique International NV...............................       11,094        188,241
 Van Der Mollen Holding NV.............................       55,443      1,563,774
 *Vredestein NV........................................       15,514         78,485
 Wegener Arcade NV ....................................       70,830        482,001
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,843,590)....................................                  14,232,492
                                                                       ------------
SWEDEN -- (5.6%)
COMMON STOCKS -- (5.6%)
 *Active I Malmoe AB Series A..........................        4,160         38,158
 *Active I Malmoe AB Series B..........................        4,160         38,547
 *Addtech AB Series B..................................       12,800         50,318
 *Alfaskop AB..........................................        3,200            240
 *Allgon AB Series B...................................       28,400        170,123
 Angpannefoereningen AB Series B.......................       10,800        143,541
 Arkivator AB..........................................        3,600         28,641
 Avesta Polarit........................................       83,700        329,033
 *Axfood AB............................................       32,400        335,098
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         55,556
 Beiger Electronics AB.................................       11,700         76,656
 Beijer AB Series B....................................       11,700         74,466
 Beijer Alma AB Series B...............................       10,400         66,679
 Bergman & Beving AB Series B..........................       12,800         49,120
 *Biacore International AB.............................        5,850        184,523
 *Biora AB.............................................        6,200          5,803
 Bong Ljungdahl AB.....................................        6,000         39,311
 Boras Waefveri AB Series B............................        8,600         37,913
 Capona AB.............................................       19,000         92,474
 Carbo AB..............................................       18,300        268,059
 Castellum AB..........................................       26,200        274,653
 Catena AB Series A....................................       66,700        449,493
 Cloetta AB Series B...................................        1,400         20,311
 Concordia Maritime AB Series B........................       37,300         50,273
 *Doro AB..............................................        2,900          3,393
 *Duroc AB Series B....................................        2,700         10,083
 *Elekta AB............................................       14,100        122,075
 Enea Data AB Series B.................................      220,000        130,756
 *Epsilon AB Series B..................................        4,300         13,483
 Esselte AB Series A...................................       40,100        177,529
 #Esselte AB Series B..................................       34,500        154,998
                                                            SHARES           VALUE+
                                                            ------           ------

 Fagerhult AB..........................................        2,900   $     26,193
 *Fagerlid Industrier AB...............................        8,600              0
 Fastighets AB Tornet..................................       16,200        220,619
 *Fastighits AB Celtica................................        5,800         37,186
 #Finnveden AB.........................................       45,250        144,000
 *#Frontec AB Series B.................................       18,200         18,738
 #Garphyttan Industrier AB.............................       39,000        319,402
 Getinge Industrier AB Series B........................       44,151        675,652
 Geveko AB Series B....................................        8,300        102,546
 Gorthon Lines AB Series B.............................       41,800         54,773
 Graenges AB...........................................       19,400        268,738
 Gunnebo AB............................................       10,900        121,406
 HL Display AB Series B................................        2,000         21,153
 Heba Fastighets AB Series B...........................        4,300         26,966
 Hexagon AB Series B...................................        3,572         44,132
 Hoeganges AB Series B.................................       22,700        347,383
 *IBS AB Series B......................................       40,200         64,717
 *#Icon Medialab International AB......................       24,900         10,255
 Industrifoervaltnings AB Skandigen....................       21,400         49,274
 *Information Highway AB...............................       12,500            468
 *Intelligent Microsystems Data AB.....................       45,600         12,804
 *#Intentia International AB Series B..................       12,840         69,103
 Karlshamns AB.........................................       10,000         72,538
 *Klippans Finpappersbruk AB...........................        5,800          9,554
 *Lagercrantz Group AB Series B........................       12,800         35,942
 Lindex AB.............................................       16,100        207,955
 Ljungberg Gruppen AB Series B.........................        3,800         29,165
 *Mandator AB..........................................       22,800          7,469
 *Medivir Series B.....................................        2,800         15,986
 Modul 1 Data AB.......................................        6,700          6,522
 Munksjo AB............................................       26,400        153,201
 NCC AB Series B.......................................       10,300         67,484
 NH Nordiska Holding AB................................       41,750         44,939
 Nibe Industrier AB Series B...........................        2,600         46,967
 Nobelpharma AB........................................       45,460      1,829,628
 *Nolato AB Series B...................................       30,600        199,054
 OEM International AB Series B.........................        7,100         63,132
 Observer AB...........................................      114,880        720,417
 *Ortivus AB...........................................        5,900         11,597
 PEAB AB Series B......................................       39,300        133,893
 Pandox Hotelfastigheter AB............................       13,100         91,960
 Partnertech AB........................................        3,800         26,142
 *#Perbio Science AB...................................       22,000        321,227
 *Poolia AB Series B...................................       18,150        115,518
 *Prevas AB Series B...................................       16,000         24,111
 *Pricer AB Series B...................................       65,000         11,438
 Rottneros Bruk AB.....................................      366,600        332,835
 Sardus AB.............................................        3,000         17,128
 Scandiaconsult AB.....................................       57,200        214,151
 Scribona AB Series A..................................       40,100         42,787
 Scribona AB Series B..................................       31,700         35,605
 Semcon AB.............................................        8,300         33,793
 Sigma AB Series B.....................................       17,200        102,227
 *Sigma AB Series B....................................        8,600         18,433
 Sweco AB Series B.....................................       23,450        151,446
 TV 4 AB Series A......................................        5,800        100,430
 *Ticket Travel Group AB...............................        4,500          3,622
 Trelleborg AB Series B................................       55,800        433,488
 Wallenstam Byggnads AB Series B.......................       16,700        113,323
 Wedins Norden AB Series B.............................       10,000         24,242
 Westergyllen AB Series B..............................        4,300         23,545
 Wihlborgs Fastigheter AB Series B.....................      190,300        247,582

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wilh Sonesson AB Series A.............................        4,160   $      5,451
 Wilh Sonesson AB Series B.............................        4,160          5,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,135,342)...................................                  12,278,387
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,702).......................................                       4,686
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Spendrup Bryggeri AB Series B Debenture Loan 2008
   (Cost $2,054).......................................          139          1,767
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,142,098)...................................                  12,284,840
                                                                       ------------

                                                            SHARES
                                                            ------
GREECE -- (5.4%)
COMMON STOCKS -- (5.4%)
 *A. Cambas Holding & Real Estate SA...................        6,915         23,405
 Aegek.................................................       47,126        170,474
 *Agricultural Life Insurance S.A......................        7,800        114,260
 Agrotiki Insurance S.A................................        6,470        134,403
 Aktor S.A.............................................       32,450        255,109
 Alcatel Cables Hellas S.A.............................        3,003         21,404
 Alfa-Beta Vassilopoulos S.A...........................        7,012         90,913
 Alpha Leasing.........................................       20,735        176,378
 Alte Technological Co. S.A............................       15,815         63,157
 Altec Information & Communication Systems S.A.........       35,409         93,847
 Alumil Milonas S.A....................................       12,108         71,771
 Aluminum of Attica S.A................................       41,941        119,422
 *Anek Lines S.A.......................................       27,901         56,461
 Arcadia Metal Industry C. Rokas S.A...................       11,299         85,995
 *Aspis Bank...........................................       12,931         64,376
 *Aspis Pronia General Insurance S.A...................       29,790        119,499
 Athens Medical Center S.A.............................       56,185        212,300
 Athens Water & Sewerage Public Co.....................       53,245        343,264
 *Attica Enterprises S.A. Holdings.....................       61,462        290,574
 *Attica Publications S.A..............................        3,340         23,028
 Atti-Kat S.A..........................................       17,523         36,872
 *Autohellas S.A.......................................        5,720         35,135
 *Avax S.A. Construction Co............................       18,300        213,999
 Bank of Attica S.A....................................       31,198        215,656
 Benrubi S.A...........................................        3,959         22,616
 Chipita S.A...........................................       19,050        148,399
 *Daring Sain..........................................        7,760         26,681
 Delta Dairy S.A.......................................       16,465        127,083
 Edrassi C. Psallidas S.A..............................        5,132         26,376
 Egnatia Bank S.A......................................       63,887        241,402
 El. D. Mouzakis S.A...................................       18,675         64,545
 *Elais Oleaginous Production S.A......................        7,080        119,562
 Elmec Sport S.A.......................................       18,280         30,444
 Esha..................................................        2,240         44,767
 Etba Leasing S.A......................................        8,648         27,876
 Ethniki General Insurance Co..........................       26,897        267,327
 *Europaiki Techniki...................................       13,100         24,281
 *Everest S.A..........................................       14,100         37,497
 Flour Mills Loulis....................................        8,362         31,597
 Fourlis S.A...........................................       12,980         72,291
                                                            SHARES           VALUE+
                                                            ------           ------

 Frigoglass S.A........................................       20,000   $     80,228
 General Construction Co. S.A..........................       13,860        112,437
 *General Hellenic Bank................................       13,424        129,574
 Germanos S.A..........................................       19,745        185,636
 Goody's S.A...........................................        8,710        121,351
 Halkor S.A............................................       72,736        291,772
 *Hatziioannou S.A.....................................       20,270         59,531
 Hellas Can Packaging Manufacturers S.A................       12,145         82,647
 Hellenic Biscuits Co. S.A.............................       15,300         66,580
 Hellenic Cables S.A...................................       11,060         37,236
 Hellenic Duty Free Shops S.A..........................       43,650        443,996
 *Hellenic Fabrics S.A.................................        7,460         60,919
 *Hellenic Sugar Industry S.A..........................       27,169        240,352
 Hellenic Technodomiki S.A.............................       75,000        449,938
 *Heracles General Cement Co...........................       37,868        497,076
 *Heremes S.A Building Enterprises.....................        7,006         33,499
 Hyatt Regency S.A.....................................       63,820        298,294
 Inform P. Lykos S.A...................................       13,790        120,512
 Intrasoft S.A.........................................       28,490        184,692
 Ionian Hotel Enterprises..............................        7,908         68,967
 K. I. Sarantopoulos S.A...............................        8,380         36,317
 Karelia Cigarette Co..................................        2,160        102,389
 *Kathimerini S.A......................................        8,500         49,319
 Katselis Sons S.A.....................................        4,950         31,557
 *Kekrops Hotel Touristing Building....................        1,644         71,423
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................        1,610         25,862
 *Klonatex S.A.........................................       15,654         63,355
 Lambrakis Press S.A...................................       60,020        281,607
 *Lampsa Hotel Co......................................        5,027         20,795
 Lavipharm S.A.........................................       19,646         45,737
 Light Metals Industry.................................       28,662         76,735
 Mailis (M.J.) S.A.....................................       42,735        208,926
 *Maritime Company of Lesvos S.A.......................       20,053         30,165
 Metka S.A.............................................        4,670         21,828
 Michaniki S.A.........................................       27,890         63,680
 Minoan Lines S.A......................................       35,463         95,261
 *Mochlos S.A..........................................       14,520         29,903
 Mytilineos Holdings S.A...............................       30,390        157,825
 N.B.G. Real Estate Development Co.....................       82,840        479,170
 *Naoussa Spinning Mills S.A...........................       34,340         95,934
 National Investment Bank for Industrial Development...       18,173        170,532
 Nikas S.A.............................................       11,127         36,465
 *Notos Com.Holdings S.A...............................       25,657         53,527
 Pantechniki S.A.......................................        7,926         29,949
 Pegasus Publishing & Printing S.A.....................       23,430         59,581
 Petzetakis S.A........................................       16,985         76,346
 *Proodeftiki Technical Co.............................       13,307         26,690
 *Sanyo Hellas S.A.....................................       25,541         45,739
 *Sarantis S.A.........................................       25,624         76,173
 Selected Textile Industry Assoc. S.A..................       21,870         39,556
 Shelman...............................................       18,635         43,717
 Silver and Baryte Ores Mining Co. S.A.................       14,970        115,275
 Singular S.A..........................................       54,600        214,133
 Spyroy Agricultural House S.A.........................       14,788         54,554
 *Stabilton S.A........................................       27,530         21,939
 *Strintzis Shipping Lines S.A.........................       52,500         83,675
 TEB S.A. (Volos Technical Co.)........................       17,633         47,208
 Technical Olympic S.A.................................       62,500        139,906

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Telesis Investment Bank S.A...........................       20,860   $    132,240
 Terna Tourist Technical & Maritime S.A................        6,287         32,313
 Themeliodomi..........................................       15,450         68,616
 Thrace Plastics Co. S.A...............................       15,015         31,325
 Tiletipos S.A.........................................       26,418        118,746
 Uncle Stathis S.A.....................................        5,499         28,164
 *Unisystems S.A.......................................       18,900         80,892
 Veterin...............................................        8,354         48,023
 Vioter S.A............................................       12,460         22,983
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,164,071)...................................                  11,795,738
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maritime Company of Lesvos S.A. Rights 11/30/01
   (Cost $0)...........................................       20,053            180
                                                                       ------------
TOTAL -- GREECE
  (Cost $11,164,071)...................................                  11,795,918
                                                                       ------------
FINLAND -- (4.7%)
COMMON STOCKS -- (4.6%)
 *4F-Secure Corp.......................................       38,176         45,121
 Alandsbanken AB Series B..............................        1,700         23,898
 *Aldata Solutions Oyj.................................       17,571         27,218
 *Alma Media Oyj.......................................        1,074         15,915
 Amer-Yhtymae Oyj Series A.............................       17,020        407,662
 *Aspocomp Group P.L.C.................................        2,738         33,587
 *Benefon Oy...........................................        1,900          4,338
 *Capman Oyj Series B..................................       12,485         24,482
 *Comptel Oyj..........................................       24,621         82,671
 *Eimo Oyj.............................................       14,835         28,160
 *Elcoteq Network Corp.................................        2,200         17,630
 *Eq Online Oyj........................................        7,100         11,125
 *Evox Rifa Group Oyj..................................       51,210          5,961
 Finnair Oyj...........................................       77,910        260,905
 *Finnlines Oyj........................................       18,280        351,910
 *Finvest Oyj..........................................       51,210          6,878
 Fiskars Oy AB Series A................................        8,550         66,987
 HK Ruokatalo Oy Series A..............................       11,400         32,154
 Hartwall Oyj Series A.................................       13,494        283,939
 Huhtamaki Van Leer Oyj................................        6,300        185,533
 Instrumentarium Oy....................................       27,200      1,142,243
 *J.W. Suominen Yhtyma Oy..............................       11,970         53,590
 *Jaakko Poyry Group Oyj...............................        3,700         53,008
 *Jippii Group Oyj.....................................       18,360          6,247
 *Jot Automation Group Oyj.............................       20,850         11,388
 KCI Konecranes International Oyj......................       13,800        354,508
 #Kemira Oyj...........................................      118,400        885,228
 Kesko Oyj.............................................       13,400        110,145
 Kone Corp.............................................        4,980        337,285
 Laennen Tehtaat Oy....................................        3,930         36,245
 Lassila & Tikanoja Oyj................................       11,970        184,884
 Lemminkainen Oy.......................................       13,100        159,524
 Martela Oy............................................          530          9,491
 Metra Oyj Series B....................................        9,600        172,346
 Metsaemarkka Oyj Series B.............................          700          2,614
 Metsa-Serla Oyj Series B..............................       24,200        151,681
 New Kyro Corp. Oyj....................................       36,470        179,604
 Nokian Renkaat Oyj....................................        9,700        251,442
 Nordic Aluminium Oy...................................        1,900         11,313
 Novo Group Oyj........................................       31,600         71,302
                                                            SHARES           VALUE+
                                                            ------           ------

 Okobank Class A.......................................       31,940   $    400,387
 Olvi Oyj Series A.....................................          410          7,122
 Orion-Yhtyma Oyj Series B.............................       12,700        220,609
 Outokumpu Oyj Series A................................       21,100        210,656
 #Oy Stockmann AB Series B.............................       24,300        242,604
 PK Cables Oyj.........................................        4,760         25,360
 Partek Oyj............................................       44,870        353,554
 Pohjola Group Insurance Corp. Series A................        9,415        166,918
 *Pohjola Series C.....................................          115              0
 *Polar Real Estate Corp. Series K.....................      126,010         40,619
 Ponsse Oyj............................................        4,900         41,461
 #Raisio Group P.L.C. Series V.........................      118,423        100,734
 Rakentajain Koneuvokrammo Oy..........................        5,700         23,988
 *Rapala VMC Oyj.......................................       20,000         51,038
 Rautaruukki Oy Series K...............................       37,400        141,319
 Rocla Oy..............................................        1,300          7,857
 Sampo Insurance Co., Ltd..............................          810          6,375
 *Silja Oy AB Series A.................................       44,020         63,065
 *Sponda Oyj...........................................       22,135         90,972
 *Stonesoft Corp.......................................       11,279         23,127
 *Talentum Oyj.........................................       18,300         76,194
 Tamro Oyj.............................................      105,620        335,731
 *Tecnomen Holding Oyj.................................       36,470         60,412
 *Teleste Corp. Oyi....................................        4,518         56,636
 Uponor Oyj Series A...................................       32,500        532,539
 Vaisala Oy Series A...................................       12,650        325,646
 Viking Line AB........................................        3,240         60,053
 Yit-Yhtymae Oyj.......................................       26,854        306,334
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,242,897)...................................                  10,071,427
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Perlos P.L.C. Warrants 04/04/04
   (Cost $138,765).....................................       14,045        149,653
                                                                       ------------
TOTAL -- FINLAND
  (Cost $10,381,662)...................................                  10,221,125
                                                                       ------------
NORWAY -- (4.1%)
COMMON STOCKS -- (4.0%)
 Aker Maritim ASA......................................       44,230        425,834
 *Aktiv Kapital ASA....................................        3,200         40,481
 Arendals Fosse Kompani ASA............................          100          4,254
 *Avantor Financial Corp...............................       13,270         63,880
 Awilco ASA Series A...................................       50,950        105,521
 Bergesen Dy ASA Series A..............................       19,300        328,417
 Blom ASA..............................................        7,970          6,246
 Bonheur ASA...........................................        9,800        155,790
 *Braathens S.A.F.E. ASA...............................       19,320         57,749
 *C. Tybring-Gjedde ASA................................       49,104          7,971
 *Choice Hotel Scandinavia ASA.........................       27,740         62,110
 *Corrocean ASA........................................       15,700         10,511
 *Den Norske Oljeselkapet..............................       36,420         53,412
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        112,383
 *#EDB Elektronisk Data Behandling ASA.................       54,917        316,621
 Ekornes ASA...........................................       28,690        218,406
 Elkem ASA.............................................       21,150        362,265
 *#Eltek ASA...........................................        7,338         36,556
 Farstad Shipping ASA..................................       41,190        172,921
 *Fred Olsen Energy ASA................................       25,900        108,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ganger Rolf ASA.......................................        5,490   $     87,889
 *Gresvig ASA..........................................        4,590          3,854
 *Hafslund ASA.........................................       58,700        233,287
 *Hydralift AS.........................................       15,540        109,602
 *Industrifinans Naeringseiendom ASA...................        7,582          9,422
 *#Infocus Corp........................................       10,455        236,429
 *Kenor ASA............................................       39,200         11,410
 *Kongsberg Gruppen ASA................................       25,800        298,941
 *Kvaerner ASA.........................................       31,900         45,711
 *Kverneland ASA.......................................        8,800        108,860
 *Leif Hoegh & Co. ASA.................................       31,175        266,989
 *Merkantildata ASA....................................       63,801         77,139
 #Nera ASA.............................................      111,753        297,756
 *Nordic Vlsi..........................................        5,000         32,466
 Nordlandsbanken ASA...................................        5,830        131,187
 *#Ocean Rig ASA.......................................       40,476         46,672
 Odfjell ASA Series A..................................       14,510        207,923
 *Olav Thon Eiendomsselskap ASA........................        8,320        153,685
 *#Pan Fish ASA........................................       55,948         97,083
 *#Petroleum Geo Services ASA..........................       35,100        223,979
 *Petrolia Drilling ASA................................       26,706         13,454
 *Prosafe ASA..........................................       23,630        261,893
 #Reitan Narvesen Asa..................................       45,500        336,187
 #Rieber and Son ASA Series A..........................       23,584        126,731
 *Scana Industrier ASA.................................       74,400          5,164
 Schibsted ASA.........................................       28,800        290,175
 *Sensonor ASA.........................................       23,969         14,356
 *Sinvest ASA..........................................       15,540          1,653
 Smedvig ASA Series A..................................       57,680        393,895
 *Software Innovation ASA..............................        4,199         23,974
 *Solstad Offshore ASA.................................       12,000         47,153
 Steen and Stroem ASA..................................       19,512        216,253
 *Stento Asa...........................................        1,225         13,302
 *#Tandberg ASA........................................       35,240        721,958
 Tandberg Data ASA.....................................       35,250         32,556
 *Tandberg Television ASA..............................       47,030        222,184
 *Tgs-Nopec Geophysical Co. ASA........................        9,200        111,234
 *Unit 4 Agresso NV....................................        4,620         46,549
 *Unitor ASA...........................................       15,220         70,370
 Veidekke ASA..........................................       15,936         84,742
 Visual Management Applications ASA....................       24,693        189,360
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800         96,009
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,211,697)...................................                   8,648,916
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $279,976).....................................                     280,232
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 12/17/01........................       40,476              0
 *Sensonor ASA Rights 12/11/01.........................       23,969            939
 *Sinvest ASA Rights 12/17/01..........................       84,853          1,425
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,364
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,491,673)...................................                   8,931,512
                                                                       ------------
DENMARK -- (3.4%)
COMMON STOCKS -- (3.3%)
 AS Dampskibsselsk Torm................................       12,700         69,510
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         45,229
                                                            SHARES           VALUE+
                                                            ------           ------

 *Alm. Brand A.S.......................................        8,175   $     79,654
 Amagerbanken A.S......................................        1,050         58,101
 Amtssparekassen Fyn A.S...............................          968         46,577
 Bang & Olufsen Holding A.S. Series B..................        8,567        180,344
 Brodrene Hartmann A.S. Series B.......................        2,865         40,839
 *Bryggerigruppen A.S..................................        2,072         52,092
 Christian Hansen Holding A.S. Series B................        6,720        173,797
 Codan A.S.............................................        8,000        118,367
 Coloplast A.S. Series B...............................        4,374        289,385
 D'Hooge Schouw NV.....................................        4,000         68,807
 DFDS A.S., Copenhagen.................................        4,000         62,792
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         13,621
 Dampskibsselskabet Norden A.S.........................        1,770         53,229
 Danske Traelastkompagni A.S...........................       28,340        317,042
 *East Asiatic Co., Ltd................................       15,633        327,209
 *Edb Gruppen A.S......................................        1,810         23,297
 FLS Industries........................................       39,980        288,555
 Fimiston Resources & Technology Ltd...................          400          2,574
 Fluegger A.S. Series B................................        1,638         28,176
 *Foras Holding A.S. Series A..........................        7,082         32,372
 Forstaedernes Bank....................................        1,750         36,839
 Glunz & Jensen A.S....................................        1,470         16,799
 Gn Great Nordic.......................................        7,500         44,207
 Henriksen Og Henriksen Holding A.S. Series B..........          770         59,743
 Hoejgaard Holding A.S. Series B.......................        1,700         30,470
 *I-Data International A.S.............................        2,327          5,290
 IC Co. A.S............................................        3,510         19,000
 *Incentive A.S........................................        3,575          4,042
 *Junckers (F.) Industrier A.S.........................          860          6,724
 *Jyske Bank A.S.......................................       15,270        327,877
 *Kjobenhavns Sommer Tivoli A.S........................          190         30,809
 Koebenhavns Lufthavne.................................        6,900        384,294
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        139,535
 *NTR Holdings A.S.....................................        1,130          7,476
 Naestved Diskontobanken...............................          230         21,027
 *Navision Software A.S................................       15,076        389,905
 *Neg Micon A.S........................................       11,348        336,488
 *Neurosearch A.S......................................        6,650        115,191
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       18,215        230,066
 Nordvestbank..........................................          250         21,352
 Per Aarsleff A.S. Series B............................        1,545         30,732
 *Pharmexa A.S.........................................        1,351         16,089
 Radiometer A.S. Series B..............................        5,373        136,374
 *Ringkjobing Landbobank...............................          850         61,348
 Rockwool, Ltd.........................................        3,820         55,601
 Sanistal A.S. Series B................................          936         25,446
 Sas Danmark A.S.......................................       34,300        247,559
 Satair A.S............................................        1,350         22,410
 *Simcorp A.S..........................................        1,565         34,639
 *Sjaelso Gruppen A.S..................................          714         24,907
 *Sondagsavisen A.S....................................        7,352         19,014
 Sophus Berendsen A.S..................................       14,520        291,687
 Spar Nord Holding.....................................        3,623        139,025
 Sparkasse Regensburg..................................       10,590        263,694
 Sydbank A.S...........................................        3,142        162,521
 TK Development........................................        9,745        211,003

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Topdanmark A.S.......................................       25,360   $    594,864
 VT Holdings Shares A..................................           44            926
 VT Holdings Shares B..................................        3,086         61,251
 Vest-Wood A.S.........................................        4,092         98,446
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102         94,819
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,991,329)....................................                   7,191,058
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $147,696).....................................                     147,371
                                                                       ------------
TOTAL -- DENMARK
  (Cost $9,139,025)....................................                   7,338,429
                                                                       ------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Abfin SA.............................................        2,560              0
 Ackermans & Van Haaren SA.............................        4,680        114,861
 *Afrifina.............................................        3,480        192,880
 BMT NV................................................        2,040        137,909
 Banque Nationale de Belgique..........................          710      1,142,413
 Barco (New) NV........................................        1,700         60,887
 Bekaert SA............................................        3,100        102,369
 Belge des Betons......................................          425        178,856
 Brederode SA..........................................        2,610         43,702
 CFE (Compagnie Francois d'Entreprises)................        2,080        415,322
 Carrieres Unies Porphyre..............................           20         18,803
 *Chimique et Metallurgique Campine, Beerse............          370         19,878
 Cie Auxiliaire des Mines Auximines....................          544        216,271
 Cie Martime Belge SA..................................        1,100         47,671
 City Hotels SA........................................        1,290         25,411
 Cofinimmo SA..........................................        4,763        413,258
 Commerciale de Brasserie SA COBRHA....................          115         36,143
 Creyf's SA............................................       20,168        322,343
 *Creyf's SA Interim Strip VVPR........................        4,526             41
 D'Ieteren SA..........................................          770        108,796
 Deceuninck SA.........................................       63,700        946,813
 Engrais Rosier SA.....................................          655         41,054
 Floridienne NV........................................        2,033        112,679
 Glaces de Charleroi...................................           70        238,176
 Glaverbel SA..........................................          700         65,812
 Immobel (Cie Immobiliere de Belgique SA)..............        4,600        203,882
 *Intercomfina SA......................................       11,000             98
 *Ion Beam Application SA..............................        2,600         42,044
 Koramic Building Products SA..........................          700         18,083
 Metiers Automatiques Picanol..........................          403        111,501
 *Mobistar SA..........................................        8,700        132,430
 *Omega Pharma SA......................................        2,600        108,021
 *Ontex NV.............................................          900         40,374
 *Papeteries de Catala SA..............................          315         46,538
 Plantations Nord-Sumatra SA...........................          650         86,137
 Recticel SA...........................................        8,450         67,717
 *Roularta Media Groep.................................        1,300         23,862
 *SA Finspa Bonus Shares...............................          325          2,910
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        124,550
 SCF SA................................................        2,470         14,154
                                                            SHARES           VALUE+
                                                            ------           ------

 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545   $     79,061
 *Sait Radioholland....................................        6,088         70,866
 Sapec SA..............................................        3,635        127,262
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        463,029
 Sioen Industries......................................        1,400         16,171
 *Spector Photo Group SA...............................        3,688         31,801
 Surongo SA............................................           20          4,334
 #Telindus Group SA....................................       17,240        125,655
 *Ter Beke NV..........................................        2,281         51,063
 Tessenderlo Chemie....................................        3,200         74,211
 UNIBRA................................................        1,600        100,285
 Union Miniere SA......................................        3,300        128,003
 *VPK Packaging Group SA...............................           65          1,298
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *City Hotels Rights 12/14/01
   (Cost $0)...........................................        1,290              0
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
IRELAND -- (2.4%)
COMMON STOCKS -- (2.4%)
 Abbey P.L.C...........................................       19,319         55,354
 Anglo Irish Bank Corp. P.L.C..........................      197,604        743,125
 *Arcon International Resources P.L.C..................      143,750          5,149
 Ardagh P.L.C..........................................       14,262         13,409
 Arnotts P.L.C.........................................        8,811         53,648
 Barlo Group P.L.C.....................................      115,775         27,990
 DCC P.L.C.............................................       34,372        353,932
 *Dragon Oil P.L.C.....................................      104,167         38,241
 *Dunloe Ewart P.L.C...................................      235,918         52,810
 Fyffes P.L.C..........................................      195,858        236,751
 Glanbia P.L.C.........................................      175,508        227,867
 Green Property Co.....................................       75,732        406,862
 Greencore Group P.L.C.................................      136,960        328,659
 Heiton Holdings P.L.C.................................       33,002         82,740
 IAWS Group P.L.C......................................       59,457        455,183
 IFG Group P.L.C.......................................       16,604         46,088
 *ITG Group P.L.C......................................       10,684         42,092
 IWP International P.L.C...............................       39,611         72,709
 Independent News & Media P.L.C........................      212,518        350,131
 *Iona Technologies P.L.C..............................        9,431        164,668
 Irish Continental Group P.L.C.........................       15,838         90,051
 Jurys Hotel Group P.L.C...............................       40,376        272,952
 Kerry Group P.L.C.....................................       10,812        136,503
 Kingspan Group P.L.C..................................      114,417        325,788
 Readymix P.L.C........................................       21,436         22,073
 *Riverdeep Group P.L.C................................       77,790        264,682
 Ryan Hotels P.L.C.....................................       42,236         28,742
 United Drug P.L.C.....................................       17,367        213,040
 Waterford Wedgwood P.L.C..............................      248,858        213,409
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,237,230)....................................                   5,324,648
                                                                       ------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
 Allgemeine Sparkasse Baugesellschaft..................          670         59,392

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Austria Email AG.....................................          715   $        794
 *Austria Haustechnik AG...............................        2,800         39,638
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        167,257
 #BBAG Oesterreichische Brau-Beteiligungs AG...........        7,984        268,440
 BWT AG................................................       13,530        321,041
 Bank Fuer Kaernten und Steiermark AG..................          520         42,463
 Bau Holding AG........................................        4,980        135,556
 Bohler Uddeholm AG....................................        9,020        359,404
 Brau Union Goess-Reinighaus AG........................       10,720        374,349
 *Ca Immobilien Invest AG..............................        3,133         47,858
 *Constantia-Iso Holding AG............................       15,000         85,018
 *Die Erste Immobilien AG..............................        1,244        153,604
 Flughafen Wien AG.....................................       14,792        397,342
 *#Immofinanz Immobilien Anlagen AG....................      100,914        482,514
 Jenbacher AG..........................................        7,860        103,808
 Leipnik-Lundenburger Industrie AG.....................          300         22,967
 Lenzing AG............................................        3,424        226,873
 *Manner (Josef) & Co. AG..............................          870         18,306
 Mayr-Melnhof Karton AG................................        9,840        466,969
 Oberbank AG...........................................        3,555        223,138
 *Palfinger AG.........................................        1,590         34,168
 *Readymix Kies-Union AG...............................          500         14,998
 Rhi AG, Wien..........................................       18,559        122,971
 Rosenbauer International AG...........................          850         15,602
 Ubm Realitaetenentwicklung AG.........................          360         17,826
 *Uniqa Versicherungen AG..............................       19,164        102,957
 Va Technologie AG.....................................        6,807        137,137
 Voest-Alpine Stahl AG.................................        2,640         73,516
 *Vogel and Noot Waermetechnik AG......................        1,700         15,222
 *Waagner Biro Bet.....................................        1,430              0
 Wienerberger AG.......................................        5,556         78,553
 *Wolford AG...........................................        4,100         38,987
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,016,504)....................................                   4,648,668
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

EMU -- (2.0%)
INVESTMENT IN CURRENCY -- (2.0%)
 *Euro Currency
   (Cost $4,047,968)...................................                $  4,076,716
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.....................................      212,973        238,424
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *National Oilwell, Inc.
   (Cost $192,961).....................................        4,798         80,319
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $7,022,248) to be
   repurchased at $6,919,153
   (Cost $6,918,000)...................................   $    6,918      6,918,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $215,067,702)++................................                $218,067,028
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $215,132,119.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $179,400           $130,647             $ 98,771             $208,407
Collateral for Securities Loaned..............            26,017              9,074                  203               12,229
Cash..........................................                15                 16                   16                   12
Receivables:
  Dividends, Interest, and Tax Reclaims.......               240                149                  245                1,239
  Investment Securities Sold..................                --                 --                  258                  432
Prepaid Expenses and Other Assets.............                 3                 --                   --                   --
                                                        --------           --------             --------             --------
    Total Assets..............................           205,675            139,886               99,493              222,319
                                                        --------           --------             --------             --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.............            26,017              9,074                  203               12,229
  Investment Securities Purchased.............             3,429                 49                   28                    3
Accrued Expenses and Other Liabilities........                66                 60                   31                   72
                                                        --------           --------             --------             --------
    Total Liabilities.........................            29,512              9,183                  262               12,304
                                                        --------           --------             --------             --------
NET ASSETS....................................          $176,163           $130,703             $ 99,231             $210,015
                                                        ========           ========             ========             ========
SHARES OUTSTANDING $0.01 PAR VALUE (Unlimited
  Number of Shares Authorized)................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
Investments at Cost...........................          $420,011           $205,314             $ 89,474             $202,623
                                                        ========           ========             ========             ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                THE JAPANESE        THE PACIFIC RIM          THE UNITED          THE CONTINENTAL
                                                   SMALL                 SMALL              KINGDOM SMALL             SMALL
                                                  COMPANY               COMPANY                COMPANY               COMPANY
                                                   SERIES                SERIES                SERIES                 SERIES
                                               --------------       ----------------       ---------------       ----------------
ASSETS:
Investments at Value....................          $198,631              $131,230               $96,491               $218,067
Collateral for Securities Loaned........            27,625                12,734                   136                 12,479
Cash....................................                12                    16                    16                     16
Receivables:
  Dividends, Interest and Tax
    Reclaims............................               810                   134                   262                  1,115
  Investment Securities Sold............                42                     6                   181                    273
  Fund Shares Sold......................                26                    --                    --                     --
Prepaid Expenses and Other Assets.......                 3                    --                    --                     --
                                                  --------              --------               -------               --------
    Total Assets........................           227,149               144,120                97,086                231,950
                                                  --------              --------               -------               --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......            27,625                12,734                   136                 12,479
  Investment Securities Purchased.......             2,787                   772                   176                  9,053
  Fund Shares Redeemed..................               487                    --                    --                     14
Accrued Expenses and Other
  Liabilities...........................                63                    60                    33                     67
                                                  --------              --------               -------               --------
    Total Liabilities...................            30,962                13,566                   345                 21,613
                                                  --------              --------               -------               --------
NET ASSETS..............................          $196,187              $130,554               $96,741               $210,337
                                                  ========              ========               =======               ========
SHARES OUTSTANDING $0.01 PAR VALUE......               N/A                   N/A                   N/A                    N/A
                                                  ========              ========               =======               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................               N/A                   N/A                   N/A                    N/A
                                                  ========              ========               =======               ========
Investments at Cost.....................          $418,156              $207,549               $90,891               $215,068
                                                  ========              ========               =======               ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                    THE JAPANESE   THE PACIFIC RIM   THE UNITED    THE CONTINENTAL
                                                        SMALL           SMALL       KINGDOM SMALL       SMALL
                                                       COMPANY         COMPANY         COMPANY         COMPANY
                                                       SERIES          SERIES          SERIES          SERIES
                                                    -------------  ---------------  -------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $469, $146, $329 and $862, respectively)......    $  2,657         $ 4,932          $ 3,158       $  6,180
  Interest........................................         246             121               79            178
  Income from Securities Lending..................         568             144                1            329
                                                      --------         -------          -------       --------
      Total Investment Income.....................       3,471           5,197            3,238          6,687
                                                      --------         -------          -------       --------
EXPENSES
  Investment Advisory Services....................         206             131              104            221
  Accounting & Transfer Agent Fees................         254             161              127            272
  Custodian Fees..................................          93              64               33            120
  Legal Fees......................................           1               1                1              2
  Audit Fees......................................           2               2                1              3
  Shareholders' Reports...........................           2               1                2              2
  Trustees' Fees and Expenses.....................           1               1                1              2
  Other...........................................          13               8                8             31
                                                      --------         -------          -------       --------
      Total Expenses..............................         572             369              277            653
                                                      --------         -------          -------       --------
  NET INVESTMENT INCOME (LOSS)....................       2,899           4,828            2,961          6,034
                                                      --------         -------          -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (3,015)         (1,025)          (3,180)         1,115
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (95)            (40)              --           (119)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (28,336)           (102)          (4,191)       (18,461)
  Translation of Foreign Currency Denominated
    Amounts.......................................         (23)             (3)               1            114
                                                      --------         -------          -------       --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (31,469)         (1,170)          (7,370)       (17,351)
                                                      --------         -------          -------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(28,570)        $ 3,658          $(4,409)      $(11,317)
                                                      ========         =======          =======       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                        THE JAPANESE      THE PACIFIC RIM    THE UNITED KINGDOM   THE CONTINENTAL
                                       SMALL COMPANY       SMALL COMPANY       SMALL COMPANY       SMALL COMPANY
                                           SERIES              SERIES              SERIES              SERIES
                                     ------------------  ------------------  ------------------  ------------------
                                       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                       2001      2000      2001      2000      2001      2000      2001      2000
                                     --------  --------  --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $  2,899  $  2,702  $  4,828  $  6,633  $ 2,961   $ 3,853   $  6,034  $  5,936
  Net Realized Gain (Loss) on
    Investment Securities Sold.....    (3,015)       75    (1,025)   14,211   (3,180)    4,590      1,115    13,048
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................       (95)      (23)      (40)      (73)      --      (116)      (119)       71
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................   (28,336)  (21,858)     (102)  (44,272)  (4,191)  (14,675)   (18,461)  (11,756)
  Translation of Foreign Currency
    Denominated Amounts............       (23)      (41)       (3)        3        1         3        114       (81)
                                     --------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................   (28,570)  (19,145)    3,658   (23,498)  (4,409)   (6,345)   (11,317)    7,218
                                     --------  --------  --------  --------  --------  --------  --------  --------
Transactions in Interest:
  Contributions....................    46,524    51,610    15,731     4,600    7,668    10,117     20,115    27,028
  Withdrawals......................   (17,885)  (39,023)  (20,723)  (32,973) (16,324)  (26,093)   (25,185)  (59,890)
                                     --------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease) from
    Transactions in Interest.......    28,639    12,587    (4,992)  (28,373)  (8,656)  (15,976)    (5,070)  (32,862)
                                     --------  --------  --------  --------  --------  --------  --------  --------
    Total Increase (Decrease)......        69    (6,558)   (1,334)  (51,871) (13,065)  (22,321)   (16,387)  (25,644)
NET ASSETS
  Beginning of Period..............   196,118   202,676   131,888   183,759  109,806   132,127    226,724   252,368
                                     --------  --------  --------  --------  --------  --------  --------  --------
  End of Period....................  $196,187  $196,118  $130,554  $131,888  $96,741   $109,806  $210,337  $226,724
                                     ========  ========  ========  ========  ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                THE JAPANESE SMALL COMPANY SERIES                     THE PACIFIC RIM SMALL COMPANY SERIES
                      -----------------------------------------------------   -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR        YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2001       2000       1999       1998       1997        2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............      N/A+       N/A+       N/A+       N/A+       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
                      --------   --------   --------   --------   --------    --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...        --         --         --         --         --          --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        --         --         --         --         --          --         --         --         --         --
                      --------   --------   --------   --------   --------    --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....        --         --         --         --         --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........        --         --         --         --         --          --         --         --         --         --
  Net Realized
    Gains...........        --         --         --         --         --          --         --         --         --         --
                      --------   --------   --------   --------   --------    --------   --------   --------   --------   --------
    Total
    Distributions...        --         --         --         --         --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........      N/A+       N/A+       N/A+       N/A+       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
===================================================================================================================================
Total Return........      N/A+       N/A+       N/A+       N/A+       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......  $196,187   $196,118   $202,676   $190,004   $175,342    $130,554   $131,888   $183,759   $139,881   $147,795
Ratio of Expenses to
  Average Net
  Assets............      0.28%      0.27%      0.28%      0.28%      0.29%       0.28%      0.29%      0.48%      0.38%      0.40%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      1.41%      1.38%      1.10%      1.29%      0.93%       3.69%      4.10%      2.95%      4.01%      2.45%
Portfolio Turnover
  Rate..............         9%         6%         6%         8%        13%         10%         7%        34%        26%        24%
-----------------------------------------------------------------------------------------------------------------------------------

       N/A+  Not applicable as The Japanese Small Company Series and The
             Pacific Rim Small Company Series are organized as
             Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             THE UNITED KINGDOM SMALL COMPANY SERIES                 THE CONTINENTAL SMALL COMPANY SERIES
                      -----------------------------------------------------  -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............      N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
                       -------   --------   --------   --------   --------   --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...        --         --         --         --         --         --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        --         --         --         --         --         --         --         --         --         --
                       -------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....        --         --         --         --         --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........        --         --         --         --         --         --         --         --         --         --
  Net Realized
    Gains...........        --         --         --         --         --         --         --         --         --         --
                       -------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total
    Distributions...        --         --         --         --         --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........      N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
==================================================================================================================================
Total Return........      N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $96,741   $109,806   $132,127   $127,485   $171,851   $210,337   $226,724   $252,368   $304,402   $323,610
Ratio of Expenses to
  Average Net
  Assets............      0.27%      0.26%      0.26%      0.26%      0.25%      0.30%      0.28%      0.27%      0.27%      0.29%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      2.86%      3.06%      3.55%      3.66%      2.86%      2.73%      2.36%      1.92%      1.76%      1.84%
Portfolio Turnover
  Rate..............        14%        11%         5%        11%         4%        12%         9%        11%         1%         3%
----------------------------------------------------------------------------------------------------------------------------------

       N/A+  Not applicable as The United Kingdom Small Company
             Series and The Continental Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2001

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2001, the Trust consisted of twenty-five investment portfolios, of which four are included in this report (collectively, the "Portfolios"):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: The Portfolios are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Portfolios will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2001, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                --------------------
                                                                PURCHASES    SALES
                                                                ---------   --------
The Japanese Small Company Series...........................     $48,819    $18,210
The Pacific Rim Small Company Series........................      16,260     12,816
The United Kingdom Small Company Series.....................      13,974     20,569
The Continental Small Company Series........................      28,584     26,560

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures, investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The Japanese Small Company Series..........................       $ 6,371           $(228,692)     $(222,321)
The Pacific Rim Small Company Series.......................        17,100             (94,369)       (77,269)
The United Kingdom Small Company Series....................        31,637             (26,071)         5,566
The Continental Small Company Series.......................        51,170             (48,235)         2,935

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires June 2002. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Series and value of collateral on overnight repurchase agreements at November 30, 2001, was as follows:

                                                                           VALUE OF             VALUE OF
                                                        VALUE OF        COLLATERAL AND        COLLATERAL ON
                                                   SECURITIES ON LOAN   INDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   ---------------   ---------------------
The Japanese Small Company Series................     $25,553,652          $27,624,890         $28,401,202
The Pacific Rim Small Company Series.............      10,535,851           12,733,510          13,192,468
The United Kingdom Small Company Series..........         115,097              135,500             138,280
The Continental Small Company Series.............      11,780,301           12,478,522          13,320,615

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Portfolios") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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